UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               KRISTEN MILLAN
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code: (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2018

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2018



[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA CALIFORNIA BOND FUND]

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         SEMIANNUAL REPORT
         USAA CALIFORNIA BOND FUND
         FUND SHARES (USCBX) o ADVISER SHARES (UXABX)
         SEPTEMBER 30, 2018

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TABLE OF CONTENTS

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
INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

   Portfolio of Investments                                                    3

   Notes to Portfolio of Investments                                          10

   Financial Statements                                                       13

   Notes to Financial Statements                                              16

   Financial Highlights                                                       28

EXPENSE EXAMPLE                                                               30

ADVISORY AGREEMENT                                                            32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

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INVESTMENT OVERVIEW

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                         o TOP 10 INDUSTRIES - 9/30/18 o
                                (% of Net Assets)

General Obligation ....................................................... 18.1%
Appropriated Debt ........................................................ 15.6%
Hospital ................................................................. 14.0%
Water/Sewer Utility ...................................................... 13.5%
Special Assessment/Tax/Fee ...............................................  7.8%
Escrowed Bonds ...........................................................  5.8%
Real Estate Tax/Fee ......................................................  5.4%
Toll Road ................................................................  4.1%
Nursing/CCRC .............................................................  3.9%
Airport/Port .............................................................  3.8%

Refer to the Portfolio of Investments for a complete list of securities.

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                                                        INVESTMENT OVERVIEW |  1

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                       o PORTFOLIO RATINGS MIX - 9/30/18 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         1.6%
AA                                                                         61.8%
A                                                                          23.1%
BBB                                                                         9.9%
BELOW INVESTMENT-GRADE                                                      0.9%
UNRATED                                                                     2.7%

                                   [END PIE CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

Refer to the Portfolio of Investments for a complete list of securities.

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2  | USAA CALIFORNIA BOND FUND
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PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

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PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
           MUNICIPAL OBLIGATIONS (99.4%)

           CALIFORNIA (95.7%)
$ 1,500    Abag Finance Auth. for Nonprofit Corps.                                  5.00%      7/01/2042     $    1,573
  4,235    Abag Finance Auth. for Nonprofit Corps.
             (NBGA - California Health Insurance
             Construction Loan Insurance Program)                                   5.00       1/01/2033          4,652
  2,000    Adelanto Public Utility Auth. (INS -
            Assured Guaranty Municipal Corp.)                                       5.00       7/01/2039          2,253
  2,000    Alameda Corridor Transportation Auth.                                    5.00      10/01/2037          2,179
  2,000    Albany Unified School District                                           5.00       8/01/2043          2,253
  1,500    Albany Unified School District                                           4.00       8/01/2046          1,544
  1,500    Anaheim Public Financing Auth.                                           5.00       5/01/2046          1,649
  3,230    Antioch Unified School District (LIQ -
             Deutsche Bank A.G.) (LOC - Deutsche
             Bank A.G.) (Put Date 10/05/2018)(a),(b)                                1.61       8/01/2047          3,230
 17,520    Association of Bay Area Governments
             (INS - XL Capital Assurance)                                           4.75       3/01/2036         17,709
 15,000    Bay Area Toll Auth. (MUNIPSA + 1.25%)
             (Put Date 4/01/2027)(c)                                                2.81(d)    4/01/2036         15,594
  3,085    Burbank Unified School District, 4.30%, 8/01/2023                        0.00(e)    8/01/2033          2,739
  3,000    Burbank Unified School District, 4.35%, 8/01/2023                        0.00(e)    8/01/2034          2,650
  5,265    Carlsbad Unified School District (PRE)
             (INS - Assured Guaranty Corp.)                                         5.00      10/01/2034          5,436
  9,500    Centinela Valley Union High School District                              4.00       8/01/2050          9,666
  3,000    Central Unified School District (INS - Assured
             Guaranty Corp.)                                                        5.50       8/01/2029          3,093
  1,300    City of Atwater Wastewater (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       5/01/2043          1,454
  5,000    City of Chula Vista                                                      5.88       1/01/2034          5,130
  2,000    City of Fillmore Wastewater                                              5.00       5/01/2047          2,210
  7,115    City of Roseville City Electric (PRE)                                    5.00       2/01/2037          7,418
  2,000    City of Santa Clara Electric                                             5.25       7/01/2032          2,173
  5,710    City of Tulare Sewer (INS - Assured
           Guaranty Municipal Corp.)                                                4.00      11/15/2041          5,845
  5,000    City of Tulare Sewer (INS - Assured
             Guaranty Municipal Corp.)                                              4.00      11/15/2044          5,109
  3,000    City of Upland                                                           4.00       1/01/2042          2,969

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                                                   PORTFOLIO OF INVESTMENTS |  3
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
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PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 2,000    City of Upland                                                           5.00%      1/01/2047     $    2,190
  1,350    Corona-Norco Unified School District                                     5.00       9/01/2032          1,484
  9,000    East Bay Municipal Utility District
             Wastewater System                                                      5.00       6/01/2038         11,038
  6,000    Educational Facilities Auth. (PRE)                                       5.38       4/01/2034          6,319
  3,100    Educational Facilities Auth.                                             5.00      10/01/2049          3,467
  1,000    Educational Facilities Auth.                                             5.00      10/01/2037          1,111
 13,000    El Centro Financing Auth. (LIQ - Deutsche
             Bank A.G.) (LOC - Deutsche Bank A.G.)
             (Put Date 10/05/2018)(a),(b),(g)                                       1.91       7/01/2058         13,000
  1,500    Elk Grove Finance Auth. (INS - Build
             America Mutual Assurance Co.)                                          5.00       9/01/2038          1,658
 15,000    Foothill-Eastern Transportation Corridor
             Agency (INS - Assured Guaranty
             Municipal Corp.) (Zero Coupon)                                         0.00       1/15/2034          8,287
  7,500    Foothill-Eastern Transportation Corridor
             Agency (INS - Assured Guaranty
             Municipal Corp.)(Zero Coupon)                                          0.00       1/15/2035          3,916
  5,500    Golden State Tobacco Securitization Corp.                                5.00       6/01/2035          6,138
  2,400    Grass Valley School District (INS - Build
             America Mutual Assurance Co.)                                          5.00       8/01/2045          2,667
 14,000    Health Facilities Financing Auth.                                        4.00      11/15/2041         14,252
 10,000    Health Facilities Financing Auth.                                        4.00      10/01/2047         10,164
  8,105    Health Facilities Financing Auth.                                        4.00       3/01/2039          8,230
  1,000    Health Facilities Financing Auth.                                        5.00       8/15/2042          1,104
  2,000    Health Facilities Financing Auth. (PRE)                                  6.50      10/01/2033          2,000
  1,050    Health Facilities Financing Auth. (NBGA -
             California Health Insurance Construction
             Loan Insurance Program)                                                5.00       7/01/2039          1,169
  2,300    Health Facilities Financing Auth. (NBGA -
             California Health Insurance Construction
             Loan Insurance Program)                                                5.00       7/01/2044          2,545
  7,805    Health Facilities Financing Auth. (NBGA -
             California Health Insurance Construction
             Loan Insurance Program)                                                5.00       6/01/2042          8,413
  2,100    Health Facilities Financing Auth.                                        5.00      11/15/2039          2,291
  5,000    Health Facilities Financing Auth.                                        5.00       7/01/2033          5,518
  9,310    Indio Redev. Agency                                                      5.25       8/15/2031          9,329
    750    Inglewood Unified School District (INS - Build
             America Mutual Assurance Co.)                                          5.00       8/01/2038            824
  6,000    Inland Empire Tobacco Securitization Auth.                               5.75       6/01/2026          6,286
  1,000    Irvine Unified School District                                           5.00       9/01/2042          1,097
  1,000    Irvine Unified School District                                           5.00       9/01/2047          1,094
  1,000    Irvine Unified School District                                           5.00       9/01/2042          1,097

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4  | USAA CALIFORNIA BOND FUND
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
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PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$   525    Irvine Unified School District                                           5.00%      9/01/2047     $      574
  1,000    Irvine Unified School District                                           5.00       9/01/2049          1,092
  1,000    Irvine Unified School District                                           5.00       9/01/2045          1,100
  2,000    Irvine Unified School District                                           5.00       9/01/2049          2,196
  6,000    Irvine Unified School District (INS - Build
             America Mutual Assurance Co.)                                          5.00       9/01/2056          6,621
  1,000    Jurupa Public Financing Auth.                                            5.00       9/01/2042          1,093
  1,500    Local Public Schools Funding Auth. (INS -
             Build America Mutual Assurance Co.)                                    4.00       8/01/2052          1,517
  3,875    Long Beach Bond Finance Auth.                                            5.00      11/15/2035          4,613
  4,000    Los Angeles County Facilities, Inc.                                      5.00      12/01/2051          4,531
  2,000    Los Angeles County Public Works Financing Auth.                          5.00      12/01/2044          2,227
  6,000    Los Angeles County Public Works Financing Auth.                          5.00      12/01/2045          6,731
  5,790    March Joint Powers Redev. Agency (INS -
             Build America Mutual Assurance Co.)                                    4.00       8/01/2041          5,899
  3,800    Modesto Irrigation District (PRE)                                        5.75      10/01/2034          3,875
  2,200    Modesto Irrigation District                                              5.75      10/01/2034          2,239
  3,435    Monrovia Financing Auth.                                                 5.00      12/01/2045          3,856
  2,345    Monrovia Financing Auth. (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      12/01/2045          2,596
  6,500    Moreno Valley Unified School District (INS -
             Assured Guaranty Municipal Corp.)                                      5.00       8/01/2047          7,403
  3,315    Mountain View School District (INS - Build
             America Mutual Assurance Co.)                                          5.00       8/01/2048          3,674
  2,000    Mountain View Shoreline Regional Park Community                          5.63       8/01/2035          2,177
  1,000    Municipal Finance Auth.                                                  5.00       7/01/2047          1,079
    750    Municipal Finance Auth.                                                  5.00       2/01/2037            824
  1,000    Municipal Finance Auth.                                                  5.00       2/01/2047          1,089
  1,000    Municipal Finance Auth.                                                  5.00       2/01/2042          1,092
  1,900    Municipal Finance Auth. (NBGA - California
             Health Insurance Construction
             Loan Insurance Program)                                                4.13       5/15/2039          1,934
  2,100    Municipal Finance Auth. (NBGA - California
             Health Insurance Construction
             Loan Insurance Program)                                                4.13       5/15/2046          2,133
  1,000    Municipal Finance Auth.                                                  5.00       6/01/2050          1,068
  2,500    Municipal Finance Auth. (NBGA - California
             Health Insurance Construction Loan
             Insurance Program)                                                     5.00       5/15/2047          2,818
  1,800    Municipal Finance Auth.(f)                                               5.00       7/01/2049          1,865
  1,500    Norco Community Redev. Agency (PRE)                                      5.88       3/01/2032          1,586
  1,250    Norco Community Redev. Agency (PRE)                                      6.00       3/01/2036          1,324
  5,000    Norwalk Redev. Agency (INS - National Public
             Finance Guarantee Corp.)                                               5.00      10/01/2030          5,011

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                                                   PORTFOLIO OF INVESTMENTS |  5
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
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PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 3,500    Norwalk Redev. Agency (INS - National
             Public Finance Guarantee Corp.)                                        5.00%     10/01/2035     $    3,509
  7,500    Norwalk-La Mirada Unified School District
             (INS - Assured Guaranty Municipal Corp.)
             (Zero Coupon)                                                          0.00       8/01/2030          5,057
  6,205    Oakdale Irrigation District (PRE)                                        5.50       8/01/2034          6,397
 12,230    Palomar Health (INS - Assured Guaranty
             Municipal Corp.) (Zero Coupon)                                         0.00       8/01/2031          7,631
  5,500    Palomar Health (INS - National Public
             Finance Guarantee Corp.) (Zero Coupon)                                 0.00       8/01/2026          4,260
  2,000    Pittsburg Successor Agency Redev. Agency
             (INS - Assured Guaranty Municipal Corp.)                               5.00       9/01/2029          2,287
  9,870    Pollution Control Financing Auth.                                        5.00      11/21/2045          9,980
  4,000    Pollution Control Financing Auth.(a)                                     5.25       8/01/2040          4,210
  1,200    Pollution Control Financing Auth. (LOC -
             Mizuho Corporate Bank Ltd.)
             (Put Date 10/01/2018)(b)                                               1.68      11/01/2026          1,200
  1,500    Pomona Unified School District (INS -
             Build America Mutual Assurance Co.)                                    5.00       8/01/2039          1,653
  3,000    Public Finance Auth.                                                     5.00      10/15/2047          3,171
  1,000    Public Finance Auth.                                                     5.00      10/15/2037          1,070
  5,705    Public Works Board                                                       5.00       4/01/2031          5,718
  6,875    Public Works Board                                                       5.00       4/01/2031          6,890
  2,000    Regents of the Univ. of California Medical Center                        4.00       5/15/2044          2,025
  2,800    Rio Elementary School District (INS -
             Assured Guaranty Municipal Corp.)                                      4.00       8/01/2045          2,845
  1,250    Riverside County Public Financing Auth.
             (INS - Build America Mutual Assurance Co.)                             4.00      10/01/2036          1,282
  1,625    Riverside County Public Financing Auth.
             (INS - Build America Mutual Assurance Co.)                             4.00      10/01/2037          1,661
  5,250    Riverside County Public Financing Auth.
             (LIQ - Deutsche Bank A.G.) (LOC - Deutsche
             Bank A.G.) (Put Date 10/05/2018)(a),(b)                                1.61      11/01/2045          5,250
  2,000    Riverside County Redev. Successor
             Agency (INS - Build America Mutual
             Assurance Co.)                                                         4.00      10/01/2037          2,044
  2,000    Riverside County Transportation Commission (PRE)                         5.25       6/01/2039          2,296
  2,000    RNR School Financing Auth. (INS - Build
             America Mutual Assurance Co.)                                          5.00       9/01/2041          2,220
  2,000    Sacramento Area Flood Control Agency
             (INS - Build America Mutual Assurance Co.)                             5.00      10/01/2044          2,180
 17,765    Sacramento City Financing Auth. (LIQ -
             Deutsche Bank A.G.) (LOC - Deutsche
             Bank A.G.) (Put Date 10/05/2018)(a),(b)                                1.66      12/01/2033         17,765

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6  | USAA CALIFORNIA BOND FUND
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
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PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 1,100    Sacramento County Airport System                                         5.00%      7/01/2041     $    1,230
  1,020    Sacramento Unified School District (INS -
             Build America Mutual Assurance Co.)                                    5.00       7/01/2038          1,121
  2,000    San Diego County Regional Airport Auth.                                  5.00       7/01/2040          2,096
  1,500    San Diego County Regional Airport Auth.                                  5.00       7/01/2047          1,680
  2,500    San Diego Public Facilities Financing Auth.                              5.00      10/15/2044          2,795
  1,000    San Diego Public Facilities Financing Auth. (PRE)                        5.25       5/15/2029          1,056
  5,760    San Francisco City & County Airport
             Comm-San Francisco International Airport                               4.90       5/01/2029          5,937
 10,000    San Jose Financing Auth.                                                 5.00       6/01/2039         11,015
  1,500    San Luis & Delta Mendota Water Auth.
             (INS - Build America Mutual Assurance Co.)                             5.00       3/01/2038          1,628
  3,000    San Marcos Schools Financing Auth.
             (PRE) (INS - Assured Guaranty Municipal Corp.)                         5.00       8/15/2035          3,176
  5,000    San Ramon Redev. Agency (INS - Build
             America Mutual Assurance Co.)                                          5.00       2/01/2038          5,446
  3,500    Santa Barbara Financing Auth.                                            5.00       7/01/2029          3,576
  9,000    Santa Barbara Financing Auth.                                            5.00       7/01/2039          9,181
  5,250    Santa Clarita CCD                                                        4.00       8/01/2046          5,392
  6,000    Santa Cruz County Redev. Agency (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       9/01/2035          6,768
  1,000    Santa Rosa High School District (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       8/01/2043          1,129
  1,750    School Finance Auth.(a)                                                  5.00       8/01/2041          1,848
  2,250    School Finance Auth.(a)                                                  5.00       8/01/2046          2,369
  1,370    School Finance Auth.(a)                                                  5.00       7/01/2047          1,488
  9,595    Semitropic Improvement District (LIQ - J.P.Morgan
             Chase & Co.) (Put Date 10/05/2018)(a),(b)                              1.71      12/01/2018          9,595
     75    State                                                                    4.50       8/01/2030             75
  5,000    State                                                                    5.75       4/01/2031          5,094
  4,000    State                                                                    5.25       2/01/2030          4,387
  9,500    State                                                                    5.00       8/01/2046         10,697
  2,500    State                                                                    5.00       9/01/2045          2,820
  7,000    State                                                                    5.00      11/01/2047          7,992
  3,000    State                                                                    5.00       2/01/2043          3,261
  2,000    Statewide Communities Dev. Auth.                                         5.00       5/15/2040          2,188
  1,500    Statewide Communities Dev. Auth.                                         5.00       5/15/2042          1,585
  1,500    Statewide Communities Dev. Auth.                                         5.00       5/15/2047          1,580
    500    Statewide Communities Dev. Auth.                                         5.00      11/01/2043            545
  3,000    Statewide Communities Dev. Auth.                                         4.00       8/15/2051          3,020
  2,750    Statewide Communities Dev. Auth.                                         5.00      10/01/2046          2,978
  4,000    Statewide Communities Dev. Auth.
             (NBGA - California Health Insurance
             Construction Loan Insurance Program)                                   4.00      11/01/2046          4,047

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                                                   PORTFOLIO OF INVESTMENTS |  7

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
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PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 2,400    Statewide Communities Dev. Auth.
             (NBGA - California Health Insurance
             Construction Loan Insurance Program)                                   5.00%      8/01/2044     $    2,636
  1,000    Statewide Communities Dev. Auth.                                         5.00       5/15/2047          1,099
  1,000    Statewide Communities Dev. Auth.                                         5.00       5/15/2050          1,097
  4,000    Statewide Communities Dev. Auth.                                         5.00       7/01/2048          4,422
  1,000    Statewide Communities Dev. Auth.                                         5.00      12/01/2053          1,111
  2,500    Statewide Communities Dev. Auth.                                         5.00      12/01/2057          2,777
  7,500    Temecula Valley Unified School District
             (INS - Assured Guaranty Municipal Corp.)                               4.00       8/01/2045          7,667
  1,575    Temecula Valley Unified School District
             Financing Auth. (INS - Build America
             Mutual Assurance Co.)                                                  5.00       9/01/2040          1,728
  7,190    Tuolumne Wind Project Auth. (PRE)                                        5.63       1/01/2029          7,260
  8,485    Twin Rivers Unified School District (INS - Assured
             Guaranty Municipal Corp.) (Put Date 6/01/2020)(c)                      3.20       6/01/2041          8,494
  1,105    Val Verde Unified School District (INS - Build
             America Mutual Assurance Co.)                                          5.00       8/01/2034          1,225
  1,530    Val Verde Unified School District (INS - Build
             America Mutual Assurance Co.)                                          5.00       8/01/2035          1,694
  4,000    Val Verde Unified School District (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       3/01/2029          4,047
  1,500    Val Verde Unified School District (INS - Assured
             Guaranty Municipal Corp.)                                              5.13       3/01/2036          1,517
  4,475    Val Verde Unified School District (INS - Assured
             Guaranty Municipal Corp.)                                              4.00       8/01/2045          4,562
  4,000    Val Verde Unified School District (INS - Build
             America Mutual Assurance Co.)                                          5.00       8/01/2044          4,433
  1,683    Vallejo Sanitation & Flood Control District
             (INS - National Public Finance Guarantee Corp.)                        5.00       7/01/2019          1,713
  5,000    Victor Valley Union High School District
             (INS - Assured Guaranty Municipal Corp.)                               4.00       8/01/2037          5,146
 15,190    Victorville JT Powers Finance Auth.
             (LOC - BNP Paribas) (Put Date 10/05/2018)(b)                           2.06       5/01/2040         15,190
  1,250    Washington Township Health Care District                                 6.00       7/01/2029          1,279
  1,000    Washington Township Health Care District                                 5.00       7/01/2042          1,076
  4,585    West Kern Water District                                                 5.00       6/01/2028          4,915
  6,000    Western Placer Unified School District
             (INS - Assured Guaranty Municipal Corp.)                               4.00       8/01/2041          6,113
                                                                                                                -------
                                                                                                                653,650
                                                                                                                -------
           GUAM (2.6%)
  1,570    Government (LIQ - Barclays Bank plc)
             (LOC - Barclays Bank plc)
             (Put Date 10/05/2018)(a),(b)                                           1.71      12/01/2046          1,570

================================================================================

8  | USAA CALIFORNIA BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 4,000    Government Waterworks Auth.                                              5.50%      7/01/2043     $    4,305
  1,000    Power Auth.                                                              5.00      10/01/2034          1,055
  2,700    Power Auth.                                                              5.00      10/01/2038          2,932
  7,000    Waterworks Auth.                                                         5.00       1/01/2046          7,529
  4,000    Waterworks Auth.                                                         5.50       7/01/2043          4,305
                                                                                                             ----------
                                                                                                                 17,391
                                                                                                             ----------
           U.S. VIRGIN ISLANDS (1.1%)
  1,365    Public Finance Auth.                                                     4.00      10/01/2022          1,379
  1,500    Public Finance Auth.                                                     5.00      10/01/2027          1,511
  3,000    Public Finance Auth.(a)                                                  5.00       9/01/2033          3,128
  1,500    Public Finance Auth.                                                     5.00      10/01/2032          1,511
                                                                                                             ----------
                                                                                                                  7,529
                                                                                                             ----------
           Total Municipal Obligations (cost: $670,631)                                                         678,570
                                                                                                             ----------

           TOTAL INVESTMENTS (COST: $670,631)                                                                 $ 678,570
                                                                                                             ==========

-----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------------
ASSETS                                                     LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
-----------------------------------------------------------------------------------------------------------------------
Municipal Obligations                                           $-          $678,570                $-         $678,570
-----------------------------------------------------------------------------------------------------------------------
Total                                                           $-          $678,570                $-         $678,570
-----------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    CCD           Community College District

    MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index

    PRE           Pre-refunded to a date prior to maturity

    Zero Coupon   Normally issued at a significant discount from face value
                  and do not provide for the periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a

================================================================================

10  | USAA CALIFORNIA BOND FUND

================================================================================

    collateral trust. The enhancements do not guarantee the market values of the securities.

    INS Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    LIQ Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

    LOC Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    NBGA Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (b) Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  11

================================================================================

    (c) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (d) Floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2018.

    (e) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

    (f) Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

    (g) At September 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

See accompanying notes to financial statements.

================================================================================

12  | USAA CALIFORNIA BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $670,631)                                               $678,570
   Receivables:
      Capital shares sold                                                                                           128
      Interest                                                                                                    7,249
                                                                                                               --------
         Total assets                                                                                           685,947
                                                                                                               --------
LIABILITIES
   Payables:
      Securities purchased                                                                                        1,870
      Capital shares redeemed                                                                                       502
      Bank overdraft                                                                                                  7
      Dividends on capital shares                                                                                   344
   Accrued management fees                                                                                          158
   Accrued transfer agent's fees                                                                                      5
   Other accrued expenses and payables                                                                               81
                                                                                                               --------
         Total liabilities                                                                                        2,967
                                                                                                               --------
            Net assets applicable to capital shares outstanding                                                $682,980
                                                                                                               ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                             $679,842
   Distributable earnings                                                                                         3,138
                                                                                                               --------
            Net assets applicable to capital shares outstanding                                                $682,980
                                                                                                               ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $676,189/62,390 capital shares
         outstanding, no par value)                                                                            $  10.84
                                                                                                               ========
      Adviser Shares (net assets of $6,791/627 capital shares
         outstanding, no par value)                                                                            $  10.83
                                                                                                               ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                                             $ 12,664
                                                                                                               --------
EXPENSES
   Management fees                                                                                                  990
   Administration and servicing fees:
      Fund Shares                                                                                                   510
      Adviser Shares                                                                                                  5
   Transfer agent's fees:
      Fund Shares                                                                                                    79
      Adviser Shares                                                                                                  1
   Distribution and service fees (Note 6):
      Adviser Shares                                                                                                  9
   Custody and accounting fees:
      Fund Shares                                                                                                    62
      Adviser Shares                                                                                                  1
   Postage:
      Fund Shares                                                                                                     6
   Shareholder reporting fees:
      Fund Shares                                                                                                     8
   Trustees' fees                                                                                                    17
   Professional fees                                                                                                 43
   Other                                                                                                             13
                                                                                                               --------
         Total expenses                                                                                           1,744
                                                                                                               --------
NET INVESTMENT INCOME                                                                                            10,920
                                                                                                               --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                                                                760
   Change in net unrealized appreciation/(depreciation)                                                          (6,042)
                                                                                                               --------
          Net realized and unrealized loss                                                                       (5,282)
                                                                                                               --------
   Increase in net assets resulting from operations                                                            $  5,638
                                                                                                               ========

See accompanying notes to financial statements.

================================================================================

14  | USAA CALIFORNIA BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited), and year ended March 31, 2018

-----------------------------------------------------------------------------------------------------------------------
                                                                                  9/30/2018                   3/31/2018
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                          $ 10,920                     $ 22,873
   Net realized gain on investments                                                    760                          557
   Change in net unrealized appreciation/(depreciation)
      of investments                                                                (6,042)                        (857)
                                                                                  -------------------------------------
   Increase in net assets resulting from operations                                  5,638                       22,573
                                                                                  -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:
   Fund Shares                                                                     (10,808)                     (22,632)
   Adviser Shares                                                                     (104)                        (221)
                                                                                  -------------------------------------
      Distributions to shareholders                                                (10,912)                     (22,853)
                                                                                  -------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                                       6,913                        5,342
   Adviser Shares                                                                     (142)                         (97)
                                                                                  -------------------------------------
      Total net increase in net assets from
         capital share transactions                                                  6,771                        5,245
                                                                                  -------------------------------------
   Net increase in net assets                                                        1,497                        4,965

NET ASSETS
   Beginning of period                                                             681,483                      676,518
                                                                                  -------------------------------------
   End of period                                                                  $682,980                     $681,483
                                                                                  =====================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA California Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide California investors with a high level of current interest income that is exempt from federal and California state income taxes.

The Fund consists of two classes of shares: California Bond Fund Shares (Fund Shares) and California Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the

================================================================================

16  | USAA CALIFORNIA BOND FUND

================================================================================

    Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

18  | USAA CALIFORNIA BOND FUND

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended September 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are

================================================================================

20  | USAA CALIFORNIA BOND FUND

================================================================================

allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended September 30, 2018, the Fund paid CAPCO facility fees of $3,000, which represents 0.8% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2019, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2018, the Fund had long-term capital loss carryforwards of $5,561,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

As of September 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2018 were $16,109,000 and $8,170,000, respectively, resulting in net unrealized appreciation of $7,939,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2018, were $73,654,000 and $67,402,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended September 30, 2018 were as follows:

 PURCHASES                             SALES                      REALIZED GAIN/(LOSS)
--------------------------------------------------------------------------------------
$38,320,000                          $22,510,000                             $-

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                        SIX-MONTH PERIOD ENDED                  YEAR ENDED
                                          SEPTEMBER 30, 2018                  MARCH 31, 2018
    ----------------------------------------------------------------------------------------------
                                       SHARES          AMOUNT             SHARES           AMOUNT
                                       -----------------------------------------------------------
   FUND SHARES:
   Shares sold                          2,960         $ 32,309             5,757          $ 63,554
   Shares issued from reinvested
     dividends                            787            8,592             1,607            17,703
   Shares redeemed                     (3,113)         (33,988)           (6,888)          (75,915)
                                       -----------------------------------------------------------
   Net increase from capital
     share transactions                   634         $  6,913               476          $  5,342
                                       ===========================================================
   ADVISER SHARES:
   Shares sold                             55         $    595                19          $    207
   Shares issued from reinvested
     dividends                              2               21                 4                47
   Shares redeemed                        (69)            (758)              (32)             (351)
                                       -----------------------------------------------------------
   Net decrease from
     capital share transactions           (12)        $   (142)               (9)         $    (97)
                                       ===========================================================

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund,

================================================================================

22  | USAA CALIFORNIA BOND FUND

================================================================================

and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of the average daily net assets of the Fund, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. For the six-month period ended September 30, 2018, the Fund's effective annualized base fee was 0.32% of the Fund's average daily net assets for the same period.

The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper California Municipal Debt Funds Index. The Lipper California Municipal Debt Funds Index tracks the total return performance of funds within the Lipper California Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                                     ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                                  (IN BASIS POINTS)(1)
    ----------------------------------------------------------------------------
    +/- 20 to 50                                          +/- 4
    +/- 51 to 100                                         +/- 5
    +/- 101 and greater                                   +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper California Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

For the six-month period ended September 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $990,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(115,000) and $(2,000), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.03)% and (0.05)%, respectively.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2018, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $510,000 and $5,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2018, the Fund reimbursed the Manager $6,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2018, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $79,000 and $1,000, respectively.

================================================================================

24  | USAA CALIFORNIA BOND FUND

================================================================================

DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $9,000.

UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2018, USAA and its affiliates owned 479,000 Adviser Shares, which represents 76.4% of the Adviser Shares outstanding and 0.8% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(9) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(10) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the U.S. Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior period.

================================================================================

26  | USAA CALIFORNIA BOND FUND

================================================================================

(11) SUBSEQUENT EVENT

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------
Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                    SEPTEMBER 30,
                                       2018                                YEAR ENDED MARCH 31,
                                --------------------------------------------------------------------------------------------
                                    2018             2018             2017             2016             2015            2014
                                --------------------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  10.92         $  10.92         $  11.29         $  11.27         $  10.83        $  11.17
                                --------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .17              .37              .37              .42              .43             .44
  Net realized and
    unrealized gain (loss)          (.08)            (.00)(a)         (.37)             .02              .44            (.34)
                                --------------------------------------------------------------------------------------------
Total from investment
  operations                         .09              .37              .00(a)           .44              .87             .10
                                --------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.17)            (.37)            (.37)            (.42)            (.43)           (.44)
                                --------------------------------------------------------------------------------------------
Net asset value at
  end of period                 $  10.84         $  10.92         $  10.92         $  11.29         $  11.27        $  10.83
                                ============================================================================================
Total return (%)*                    .86             3.37              .01             3.98             8.14            1.03
Net assets at
  end of period (000)           $676,189         $674,498         $669,435         $698,731         $675,694        $631,184
Ratios to average daily
  net assets:**
  Expenses (%)(d)                    .50(b)           .51              .51(c)           .56(c)           .57(c)          .58(c)
  Net investment income (%)         3.18(b)          3.32             3.34             3.74             3.85            4.12
Portfolio turnover (%)                11                6               26                9                4               8

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $678,467,000.
(a) Represents less than $0.01 per share.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Does not include acquired fund fees, if any.

================================================================================

28  | USAA CALIFORNIA BOND FUND

================================================================================

ADVISER SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                    SEPTEMBER 30,
                                       2018                               YEAR ENDED MARCH 31,
                                -------------------------------------------------------------------------------------------
                                  2018             2018             2017             2016             2015             2014
                                -------------------------------------------------------------------------------------------
Net asset value at
  beginning of period           $10.91           $10.91           $11.28           $11.26           $10.82           $11.16
                                -------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .16              .34              .35              .39              .40              .41
  Net realized and
    unrealized gain (loss)        (.08)            (.00)(a)         (.37)             .02              .44             (.34)
                                -------------------------------------------------------------------------------------------
Total from investment
  operations                       .08              .34             (.02)             .41              .84              .07
                                -------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.16)            (.34)            (.35)            (.39)            (.40)            (.41)
  Redemption fees added to
    beneficial interests             -                -              .00(a)             -                -                -
                                -------------------------------------------------------------------------------------------
Net asset value at
  end of period                 $10.83           $10.91           $10.91           $11.28           $11.26           $10.82
                                ===========================================================================================
Total return (%)*                  .74             3.12             (.24)            3.73             7.86              .79
Net assets at
  end of period (000)           $6,791           $6,985           $7,083           $8,303           $7,948           $5,606
Ratios to average daily
  net assets:**
  Expenses (%)(e)                  .75(b)           .75              .75(c)           .80(c)           .83(c),(d)       .82(c)
  Expenses, excluding
    reimbursements (%)(e)          .75(b)           .75              .75(c)           .80(c)           .83(c)           .82(c)
  Net investment income (%)       2.93(b)          3.08             3.09             3.49             3.58             3.88
Portfolio turnover (%)              11                6               26                9                4                8

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $7,066,000.
(a) Represents less than $0.01 per share.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Prior to August 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares' average daily net assets.
(e) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  29

================================================================================

EXPENSE EXAMPLE

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2018, through September 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

30  | USAA CALIFORNIA BOND FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                         BEGINNING                 ENDING               DURING PERIOD*
                                       ACCOUNT VALUE           ACCOUNT VALUE            APRIL 1, 2018 -
                                       APRIL 1, 2018         SEPTEMBER 30, 2018       SEPTEMBER 30, 2018
                                      ------------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00               $1,008.60                   $2.52

Hypothetical
  (5% return before expenses)            1,000.00                1,022.56                    2.54

ADVISER SHARES
Actual                                   1,000.00                1,007.40                    3.77

Hypothetical
  (5% return before expenses)            1,000.00                1,021.31                    3.80

*Expenses are equal to the annualized expense ratio of 0.50% for Fund Shares and 0.75% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.86% for Fund Shares and 0.74% for Adviser Shares for the six-month period of April 1, 2018, through September 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  31

================================================================================

ADVISORY AGREEMENT

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees

================================================================================

32  | USAA CALIFORNIA BOND FUND

================================================================================

and total expenses, as compared to comparable investment companies and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of experience of the Manager, including the professional

================================================================================

                                                        ADVISORY AGREEMENT |  33

================================================================================

experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by

================================================================================

34  | USAA CALIFORNIA BOND FUND

================================================================================

the Manager and its affiliates. The Board also took into account the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2017 and was above the average of its performance universe and its Lipper index for the five- and ten-year periods ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2017, was in the top 50% of its performance universe for the three-year period ended December 31, 2017, was in the top 35% of its performance universe for the five-year period ended December 31, 2017, and was in the top 25% of its performance universe for the ten-year period ended December 31, 2017. The Board took into account management's discussion of the factors that impacted the Fund's recent performance and also noted the Fund's strong long-term performance record.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the

================================================================================

                                                        ADVISORY AGREEMENT |  35

================================================================================

Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

36  | USAA CALIFORNIA BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
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[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA GLOBAL EQUITY INCOME FUND]

 ============================================================

    SEMIANNUAL REPORT
    USAA GLOBAL EQUITY INCOME FUND
    FUND SHARES (UGEIX) o INSTITUTIONAL SHARES (UIGEX)
    SEPTEMBER 30, 2018

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                           1

FINANCIAL INFORMATION

   Portfolio of Investments                                                   3

   Notes to Portfolio of Investments                                          9

   Financial Statements                                                      10

   Notes to Financial Statements                                             14

   Financial Highlights                                                      27

EXPENSE EXAMPLE                                                              29

ADVISORY AGREEMENT                                                           32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 9/30/18 o
                                (% of Net Assets)

Nestle S.A. .............................................................  2.7%
Unilever N.V. ...........................................................  2.7%
Exxon Mobil Corp. .......................................................  2.6%
Novartis AG .............................................................  2.6%
Siemens AG ..............................................................  2.6%
Cisco Systems, Inc. .....................................................  2.6%
Johnson & Johnson .......................................................  2.5%
Pfizer, Inc. ............................................................  2.3%
Merck & Co., Inc. .......................................................  2.3%
TOTAL S.A. ..............................................................  2.1%

 Refer to the Portfolio of Investments for a complete list of securities.

 *Does not include money market instruments.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                          o ASSET ALLOCATION - 9/30/18 o

                            [CHART OF ASSET ALLOCATION]

HEALTH CARE                                                                17.7%
CONSUMER STAPLES                                                           15.2%
FINANCIALS                                                                 12.3%
INDUSTRIALS                                                                10.8%
ENERGY                                                                     10.3%
UTILITIES                                                                   7.7%
COMMUNICATION SERVICES                                                      7.6%
INFORMATION TECHNOLOGY                                                      7.4%
CONSUMER DISCRETIONARY                                                      7.2%
MATERIALS                                                                   3.4%
MONEY MARKET INSTRUMENTS                                                    0.2%

                                 [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

2  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (99.6%)

             COMMON STOCKS (99.6%)

             COMMUNICATION SERVICES (7.6%)
             -----------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (3.5%)
   49,135    AT&T, INC.                                                                     $ 1,650
   25,775    Verizon Communications, Inc.                                                     1,376
                                                                                            -------
                                                                                              3,026
                                                                                            -------
             WIRELESS TELECOMMUNICATION SERVICES (4.1%)
   39,980    NTT DOCOMO, Inc.                                                                 1,075
   23,425    Rogers Communications, Inc. "B"                                                  1,205
  555,125    Vodafone Group plc                                                               1,190
                                                                                            -------
                                                                                              3,470
                                                                                            -------
             Communication Services                                                           6,496
                                                                                            -------
             CONSUMER DISCRETIONARY (7.2%)
             -----------------------------
             ADVERTISING (0.5%)
    6,050    Omnicom Group, Inc.                                                                411
                                                                                            -------
             APPAREL RETAIL (1.0%)
    7,925    TJX Companies, Inc.                                                                888
                                                                                            -------
             AUTO PARTS & EQUIPMENT (0.9%)
   14,710    Magna International, Inc.                                                          773
                                                                                            -------
             AUTOMOBILE MANUFACTURERS (0.9%)
   12,850    Daimler AG                                                                         811
                                                                                            -------
             CASINOS & GAMING (0.7%)
   10,405    Las Vegas Sands Corp.                                                              617
                                                                                            -------
             HOME IMPROVEMENT RETAIL (0.7%)
  167,460    Kingfisher plc                                                                     563
                                                                                            -------
             HOTELS, RESORTS & CRUISE LINES (0.6%)
    7,445    Carnival Corp.                                                                     475
                                                                                            -------
             RESTAURANTS (1.9%)
    9,618    McDonald's Corp.                                                                 1,609
                                                                                            -------
             Total Consumer Discretionary                                                     6,147
                                                                                            -------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             CONSUMER STAPLES (15.2%)
             ------------------------
             BREWERS (0.6%)
    6,184    Anheuser-Busch InBev S.A.                                                      $   540
                                                                                            -------
             FOOD DISTRIBUTORS (0.6%)
    7,300    Sysco Corp.                                                                        535
                                                                                            -------
             HOUSEHOLD PRODUCTS (1.5%)
   15,260    Procter & Gamble Co.                                                             1,270
                                                                                            -------
             HYPERMARKETS & SUPER CENTERS (1.6%)
   14,825    Walmart, Inc.                                                                    1,392
                                                                                            -------
             PACKAGED FOODS & MEATS (2.7%)
   27,635    Nestle S.A.                                                                      2,304
                                                                                            -------
             PERSONAL PRODUCTS (2.7%)
   41,145    Unilever N.V.                                                                    2,292
                                                                                            -------
             SOFT DRINKS (2.1%)
   19,235    Coca-Cola Co.                                                                      888
    8,335    PepsiCo, Inc.                                                                      932
                                                                                            -------
                                                                                              1,820
                                                                                            -------
             TOBACCO (3.4%)
    9,035    Altria Group, Inc.                                                                 545
   20,947    British American Tobacco plc                                                       978
   13,590    Japan Tobacco, Inc.                                                                355
   13,035    Philip Morris International, Inc.                                                1,063
                                                                                            -------
                                                                                              2,941
                                                                                            -------
             Total Consumer Staples                                                          13,094
                                                                                            -------
             ENERGY (10.3%)
             --------------
             INTEGRATED OIL & GAS (7.3%)
   26,555    Exxon Mobil Corp.                                                                2,258
   32,555    Galp Energia SGPS S.A.                                                             646
   13,760    Occidental Petroleum Corp.                                                       1,131
   12,355    Royal Dutch Shell plc "A"                                                          424
   28,081    TOTAL S.A.                                                                       1,820
                                                                                            -------
                                                                                              6,279
                                                                                            -------
             OIL & GAS EQUIPMENT & SERVICES (0.9%)
   13,130    Schlumberger Ltd.                                                                  800
                                                                                            -------
             OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    5,730    ConocoPhillips                                                                     443
   54,725    Peyto Exploration & Development Corp.                                              472
                                                                                            -------
                                                                                                915
                                                                                            -------

================================================================================

4  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING (0.5%)
    3,690    Valero Energy Corp.                                                            $   420
                                                                                            -------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   15,305    Keyera Corp.                                                                       410
                                                                                            -------
             Total Energy                                                                     8,824
                                                                                            -------
             FINANCIALS (12.3%)
             ------------------
             CONSUMER FINANCE (0.8%)
   20,870    Synchrony Financial                                                                649
                                                                                            -------
             DIVERSIFIED BANKS (8.0%)
   51,320    Australia & New Zealand Banking Group Ltd.                                       1,045
   28,425    Bank of America Corp.                                                              837
   18,758    Bank of Nova Scotia                                                              1,118
   56,945    DBS Group Holdings Ltd.                                                          1,087
   91,765    HSBC Holdings plc                                                                  801
    5,775    J.P. Morgan Chase & Co.                                                            652
   16,839    Royal Bank of Canada                                                             1,350
                                                                                            -------
                                                                                              6,890
                                                                                            -------
             FINANCIAL EXCHANGES & DATA (0.6%)
    3,073    CME Group, Inc.                                                                    523
                                                                                            -------
             MULTI-LINE INSURANCE (2.9%)
    4,897    Allianz SE                                                                       1,092
   53,280    AXA S.A.                                                                         1,432
                                                                                            -------
                                                                                              2,524
                                                                                            -------
             Total Financials                                                                10,586
                                                                                            -------
             HEALTH CARE (17.7%)
             -------------------
             BIOTECHNOLOGY (2.8%)
   10,875    AbbVie, Inc.                                                                     1,028
   17,520    Gilead Sciences, Inc.                                                            1,353
                                                                                            -------
                                                                                              2,381
                                                                                            -------
             HEALTH CARE EQUIPMENT (1.1%)
    9,831    Medtronic plc                                                                      967
                                                                                            -------
             PHARMACEUTICALS (13.8%)
   14,574    AstraZeneca plc                                                                  1,151
   42,160    GlaxoSmithKline plc                                                                845
   15,475    Johnson & Johnson                                                                2,138
   27,370    Merck & Co., Inc.                                                                1,942
   26,245    Novartis AG                                                                      2,257

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   44,845    Pfizer, Inc.                                                                   $ 1,976
    6,465    Roche Holding AG                                                                 1,566
                                                                                            -------
                                                                                             11,875
                                                                                            -------
             Total Health Care                                                               15,223
                                                                                            -------
             INDUSTRIALS (10.8%)
             -------------------
             AEROSPACE & DEFENSE (2.3%)
   97,965    BAE Systems plc                                                                    804
    3,385    Lockheed Martin Corp.                                                            1,171
                                                                                            -------
                                                                                              1,975
                                                                                            -------
             AIRLINES (0.6%)
    8,390    Delta Air Lines, Inc.                                                              485
                                                                                            -------
             BUILDING PRODUCTS (0.8%)
   19,196    Johnson Controls International plc                                                 672
                                                                                            -------
             CONSTRUCTION & ENGINEERING (1.5%)
   13,205    Vinci S.A.                                                                       1,257
                                                                                            -------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.5%)
   25,375    Volvo AB "B"                                                                       449
                                                                                            -------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
    8,955    Eaton Corp. plc                                                                    777
                                                                                            -------
             ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
    6,350    Republic Services, Inc.                                                            461
                                                                                            -------
             INDUSTRIAL CONGLOMERATES (2.6%)
   17,420    Siemens AG                                                                       2,232
                                                                                            -------
             TRADING COMPANIES & DISTRIBUTORS (1.1%)
   31,245    Mitsubishi Corp.                                                                   963
                                                                                            -------
             Total Industrials                                                                9,271
                                                                                            -------
             INFORMATION TECHNOLOGY (7.4%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (2.6%)
   44,990    Cisco Systems, Inc.                                                              2,189
                                                                                            -------
             SEMICONDUCTORS (1.9%)
   25,716    Cypress Semiconductor Corp.                                                        373
    7,155    Maxim Integrated Products, Inc.                                                    403
    8,130    Texas Instruments, Inc.                                                            872
                                                                                            -------
                                                                                              1,648
                                                                                            -------
             SYSTEMS SOFTWARE (1.1%)
    8,075    Microsoft Corp.                                                                    924
                                                                                            -------

================================================================================

6  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.8%)
   45,740    HP, Inc.                                                                       $ 1,179
    6,785    Western Digital Corp.                                                              397
                                                                                            -------
                                                                                              1,576
                                                                                            -------
             Total Information Technology                                                     6,337
                                                                                            -------
             MATERIALS (3.4%)
             ----------------
             DIVERSIFIED CHEMICALS (0.9%)
    8,995    BASF SE                                                                            799
                                                                                            -------
             DIVERSIFIED METALS & MINING (0.5%)
    7,349    Rio Tinto Ltd.                                                                     418
                                                                                            -------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.8%)
   11,067    Nutrien Ltd.                                                                       639
                                                                                            -------
             SPECIALTY CHEMICALS (1.2%)
    6,240    Albemarle Corp.                                                                    623
    9,179    Johnson Matthey plc                                                                426
                                                                                            -------
                                                                                              1,049
                                                                                            -------
             Total Materials                                                                  2,905
                                                                                            -------
             UTILITIES (7.7%)
             ----------------
             ELECTRIC UTILITIES (5.3%)
   13,505    Duke Energy Corp.                                                                1,081
   13,340    Edison International                                                               903
  156,055    Enel S.p.A.                                                                        799
    5,125    NextEra Energy, Inc.                                                               859
   31,045    PPL Corp.                                                                          908
                                                                                            -------
                                                                                              4,550
                                                                                            -------
             MULTI-UTILITIES (2.4%)
  118,955    E.ON SE                                                                          1,213
   39,090    National Grid plc                                                                  403
    3,790    Sempra Energy                                                                      431
                                                                                            -------
                                                                                              2,047
                                                                                            -------
             Total Utilities                                                                  6,597
                                                                                            -------
             Total Common Stocks (cost: $76,038)                                             85,480
                                                                                            -------
             Total Equity Securities (cost: $76,038)                                         85,480
                                                                                            -------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (0.2%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
  146,875    State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(a)
               (cost: $147)                                                                 $   147
                                                                                            -------

             TOTAL INVESTMENTS (COST: $76,185)                                              $85,627
                                                                                            =======

---------------------------------------------------------------------------------------------------
($ IN 000s)                                VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
ASSETS                                   LEVEL 1           LEVEL 2          LEVEL 3           TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $85,480                $-               $-         $85,480

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                       147                 -                -             147
---------------------------------------------------------------------------------------------------
Total                                    $85,627                $-               $-         $85,627
---------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

--------------------------------------------------------------------------------
                                  FAIR VALUE LEVEL TRANSFERS
--------------------------------------------------------------------------------

For the period of April 1, 2018, through September 30, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                                 TRANSFERS          TRANSFERS          TRANSFERS
                                      INTO               INTO               INTO
                                  (OUT OF)           (OUT OF)           (OUT OF)
ASSETS ($ IN 000s)                 LEVEL 1            LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------
Common Stocks(I)                   $40,561          $(40,561)                 $-
--------------------------------------------------------------------------------
Total                              $40,561          $(40,561)                 $-
--------------------------------------------------------------------------------

(I) Transferred from Level 2 to Level 1 due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period.

================================================================================

8  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 46.6% of net assets at September 30, 2018.

o   SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at September 30, 2018.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  9

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $76,185)                                  $85,627
   Receivables:
      Capital shares sold                                                                             26
      USAA Asset Management Company (Note 6)                                                          14
      Dividends and interest                                                                         379
                                                                                                 -------
          Total assets                                                                            86,046
                                                                                                 -------
LIABILITIES
   Payables:
      Capital shares redeemed                                                                         90
      Bank overdraft                                                                                  21
   Accrued management fees                                                                            35
   Accrued transfer agent's fees                                                                       7
   Other accrued expenses and payables                                                                85
                                                                                                 -------
          Total liabilities                                                                          238
                                                                                                 -------
              Net assets applicable to capital shares outstanding                                $85,808
                                                                                                 =======
NET ASSETS CONSIST OF:
   Paid-in capital                                                                               $73,172
   Distributable earnings                                                                         12,636
                                                                                                 -------
              Net assets applicable to capital shares outstanding                                $85,808
                                                                                                 =======
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $80,200/7,159 capital shares
          outstanding, no par value)                                                             $ 11.20
                                                                                                 =======
      Institutional Shares (net assets of $5,608/500 capital shares
           outstanding, no par value)                                                            $ 11.22
                                                                                                 =======

See accompanying notes to financial statements.

================================================================================

10  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $113)                                              $1,769
   Interest                                                                                            7
                                                                                                  ------
       Total income                                                                                1,776
                                                                                                  ------
EXPENSES
   Management fees                                                                                   233
   Administration and servicing fees:
       Fund Shares                                                                                    68
       Institutional Shares                                                                            3
   Transfer agent's fees:
       Fund Shares                                                                                    68
       Institutional Shares                                                                            3
   Custody and accounting fees:
       Fund Shares                                                                                    30
       Institutional Shares                                                                            2
   Postage:
       Fund Shares                                                                                     5
   Shareholder reporting fees:
       Fund Shares                                                                                     7
   Trustees' fees                                                                                     18
   Registration fees:
       Fund Shares                                                                                    14
       Institutional Shares                                                                           12
   Professional fees                                                                                  51
   Other                                                                                               7
                                                                                                  ------
            Total expenses                                                                           521
   Expenses reimbursed:
       Fund Shares                                                                                   (11)
       Institutional Shares                                                                           (8)
                                                                                                  ------
            Net expenses                                                                             502
                                                                                                  ------
NET INVESTMENT INCOME                                                                              1,274
                                                                                                  ------

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                                                $2,568
       Foreign currency transactions                                                                 (14)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                                   229
       Foreign currency translations                                                                  (6)
                                                                                                  ------
            Net realized and unrealized gain                                                       2,777
                                                                                                  ------
   Increase in net assets resulting from operations                                               $4,051
                                                                                                  ======


See accompanying notes to financial statements.

================================================================================

12  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited), and year ended March 31, 2018

--------------------------------------------------------------------------------------------------------

                                                                          9/30/2018            3/31/2018
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                   $  1,274             $  2,202
   Net realized gain on investments                                           2,568                1,264
   Net realized gain (loss) on foreign currency transactions                    (14)                  26
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                              229                3,726
       Foreign currency translations                                             (6)                   6
                                                                           -----------------------------
       Increase in net assets resulting from operations                       4,051                7,224
                                                                           -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:
   Fund Shares                                                               (1,200)              (2,736)
   Institutional Shares                                                         (73)                (153)
                                                                           -----------------------------
       Distributions to shareholders                                         (1,273)              (2,889)
                                                                           -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                              (18,518)               6,169
   Institutional Shares                                                           -                    -
                                                                           -----------------------------
       Total net increase (decrease) in net assets from
           capital share transactions                                       (18,518)               6,169
                                                                           -----------------------------
   Net increase (decrease) in net assets                                    (15,740)              10,504

NET ASSETS
   Beginning of period                                                      101,548               91,044
                                                                           -----------------------------
   End of period                                                           $ 85,808             $101,548
                                                                           =============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Global Equity Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek total return with an emphasis on current income.

The Fund consists of two classes of shares: Global Equity Income Fund Shares (Fund Shares) and Global Equity Income Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve

================================================================================

14  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

        convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

================================================================================

16  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6.  Repurchase agreements are valued at cost.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

18  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

    For the six-month period ended September 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.
    On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points

================================================================================

20  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended September 30, 2018, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of September 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2018 were $12,646,000 and $3,204,000, respectively, resulting in net unrealized appreciation of $9,442,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2018, were $7,914,000 and $25,585,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                        SIX-MONTH
                                                       PERIOD ENDED                       YEAR ENDED
                                                    SEPTEMBER 30, 2018                  MARCH 31, 2018
    -------------------------------------------------------------------------------------------------------
                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                                 ----------------------------------------------------------
    FUND SHARES:
    Shares sold                                     332          $  3,664            1,926         $ 20,822
    Shares issued from reinvested
      dividends                                      81               882              179            1,956
    Shares redeemed                              (2,084)          (23,064)          (1,513)         (16,609)
                                                 ----------------------------------------------------------
    Net increase (decrease) from capital
      share transactions                         (1,671)         $(18,518)             592         $  6,169
                                                 ==========================================================
    INSTITUTIONAL SHARES:
    Shares sold                                       -          $      -                -         $      -
    Shares issued from reinvested
      dividends                                       -                 -                -                -
    Shares redeemed                                   -                 -                -                -
                                                 ----------------------------------------------------------
    Net increase from capital
      share transactions                              -          $      -                -         $      -
                                                 ==========================================================

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended September 30, 2018, the Fund had no subadviser(s).

================================================================================

22  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets.

The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of funds within the Lipper Global Equity Income Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
    ------------------------------------------------------------------
    +/- 100 to 400                              +/- 4
    +/- 401 to 700                              +/- 5
    +/- 701 and greater                         +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Equity Income Funds Index over that period, even if the class had overall negative returns during the performance period.

For the six-month period ended September 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $233,000, which included a performance adjustment for the Fund Shares and Institutional Shares of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

$(7,000) and $(1,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.02)% and (0.02)%, respectively.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.10% of average daily net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended September 30, 2018, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $68,000 and $3,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2018, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through July 31, 2019, to limit the total annual operating expenses of the Fund Shares and Institutional Shares to 1.00% and 0.90%, respectively, of their average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through July 31, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to August 1, 2018, the expense limitation for the Fund Shares and Institutional Shares was 1.20% and 1.10%, respectively, of their average daily net assets. For the six-month period ended September 30, 2018, the Fund Shares and Institutional Shares incurred reimbursable expenses of $11,000 and $8,000, respectively, of which $14,000 was receivable from the Manager.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of

================================================================================

24  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average daily net assets, plus out-of-pocket expenses. For the six-month period ended September 30, 2018, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $68,000 and $3,000, respectively.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2018, USAA and its affiliates owned 1,263,000 Fund Shares and 500,000 Institutional Shares, which represents 17.6% of the Fund Shares outstanding, 100.0% of the Institutional Shares outstanding, and 23.0% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

(9) UPCOMING ACCOUNTING PRONOUNCEMENT

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(10) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the U.S. Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior period.

(11) SUBSEQUENT EVENT

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

================================================================================

26  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED                                           PERIOD ENDED
                                     SEPTEMBER 30,           YEAR ENDED MARCH 31,             MARCH 31,
                                     -------------------------------------------------------------------
                                          2018              2018              2017              2016***
                                     -------------------------------------------------------------------
Net asset value at
  beginning of period                  $ 10.88           $ 10.42           $  9.39           $ 10.00
                                       -------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                    .15               .23               .21               .14(a)
  Net realized and unrealized
    gain (loss)                            .32               .54              1.03              (.68)(a)
                                       -------------------------------------------------------------
Total from investment
  operations                               .47               .77              1.24              (.54)(a)
                                       -------------------------------------------------------------
Less distributions from:
  Net investment income                   (.15)             (.23)             (.21)             (.07)
  Realized capital gains                     -              (.08)                -                 -
                                       -------------------------------------------------------------
Total distributions                       (.15)             (.31)             (.21)             (.07)
                                       -------------------------------------------------------------
Net asset value at
  end of period                        $ 11.20           $ 10.88           $ 10.42           $  9.39
                                       =============================================================
Total return (%)*                         4.33              7.41             13.33             (5.35)
Net assets at end of
  period (000)                         $80,200           $96,101           $85,830           $42,080
Ratios to average daily net assets:**
  Expenses (%)(d)                         1.05(b),(c)       1.05              1.20              1.20(b)
  Expenses, excluding
    reimbursements (%)(d)                 1.07(b)           1.05              1.26              1.37(b)
  Net investment income (%)               2.66(b)           2.17              2.28              2.12(b)
Portfolio turnover (%)                       8                22                22                16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $89,965,000.
*** Fund Shares commenced operations on August 7, 2015.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Prior to August 1, 2018, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 1.20% of the Fund Shares' average daily net assets.
(d) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  27

================================================================================

INSTITUTIONAL SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED                                           PERIOD ENDED
                                     SEPTEMBER 30,           YEAR ENDED MARCH 31,             MARCH 31,
                                     -------------------------------------------------------------------
                                          2018              2018              2017              2016***
                                     -------------------------------------------------------------------
Net asset value at
  beginning of period                   $10.89            $10.43            $ 9.39            $10.00
                                        ------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                    .15               .23               .23               .15(a)
  Net realized and unrealized
    gain (loss)                            .33               .54              1.02              (.68)(a)
                                        ------------------------------------------------------------
Total from investment
  operations                               .48               .77              1.25              (.53)(a)
                                        ------------------------------------------------------------
Less distributions from:
  Net investment income                   (.15)             (.23)             (.21)             (.08)
  Realized capital gains                     -              (.08)                -                 -
                                        ------------------------------------------------------------
Total distributions                       (.15)             (.31)             (.21)             (.08)
                                        ------------------------------------------------------------
Net asset value at
  end of period                         $11.22            $10.89            $10.43            $ 9.39
                                        ============================================================
Total return (%)*                         4.42              7.35             13.49             (5.32)
Net assets at end of
  period (000)                          $5,608            $5,447            $5,214            $4,695
Ratios to average daily net assets:**
  Expenses (%)(d)                         1.03(b),(c)       1.10              1.10              1.10(b)
  Expenses, excluding
    reimbursements (%)(d)                 1.34(b)           1.29              1.55              1.79(b)
  Net investment income (%)               2.62(b)           2.14              2.40              2.20(b)
Portfolio turnover (%)                       8                22                22                16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $5,531,000.
*** Institutional Shares commenced operations on August 7, 2015.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Prior to August 1, 2018, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.10% of the Institutional Shares' average daily net assets.
(d) Does not include acquired fund fees, if any.

================================================================================

28  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2018, through September 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the

================================================================================

                                                           EXPENSE EXAMPLE |  29

================================================================================

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                     BEGINNING               ENDING                DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE            APRIL 1, 2018 -
                                   APRIL 1, 2018        SEPTEMBER 30, 2018       SEPTEMBER 30, 2018
                                   -----------------------------------------------------------------
FUND SHARES
Actual                               $1,000.00              $1,043.30**                $5.38**

Hypothetical
  (5% return before expenses)         1,000.00               1,019.80**                 5.32**

INSTITUTIONAL SHARES
Actual                                1,000.00               1,044.20**                 5.28**

Hypothetical
  (5% return before expenses)         1,000.00               1,019.90**                 5.22**

 * Expenses are equal to the annualized expense ratio of 1.05% for Fund Shares and 1.03% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 4.33% for Fund Shares and 4.42% for Institutional Shares, for the six-month period of April 1, 2018, through September 30, 2018.

** The Fund's annualized expense ratios of 1.05% for Fund Shares and 1.03% for Institutional Shares above reflect a change effective August 1, 2018, in the rate of the Manager's expense limitation for the Fund Shares from 1.20% to 1.00% and Institutional Shares from 1.10% to 0.90% of their average daily net assets. Had the expense limitations of 1.00% for Fund Shares and 0.90% for Institutional Shares,

================================================================================

30  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

   which are net of expenses paid indirectly, been in effect for the entire six-month period of April 1, 2018, through September 30, 2018, the values in the table above would be as shown below.

                                                                                   EXPENSES PAID
                                     BEGINNING               ENDING                DURING PERIOD
                                   ACCOUNT VALUE          ACCOUNT VALUE            APRIL 1, 2018 -
                                   APRIL 1, 2018        SEPTEMBER 30, 2018       SEPTEMBER 30, 2018
                                   -----------------------------------------------------------------
FUND SHARES
Actual                               $1,000.00              $1,043.30                  $5.12

Hypothetical
  (5% return before expenses)         1,000.00               1,020.05                   5.06

INSTITUTIONAL SHARES
Actual                                1,000.00               1,044.20                   5.61

Hypothetical
  (5% return before expenses)         1,000.00               1,020.56                   5.56

================================================================================

                                                           EXPENSE EXAMPLE |  31

================================================================================

ADVISORY AGREEMENT

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

32  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services to be provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year in connection with the other funds in the Trust. The Board considered the fees to be paid to the Manager and the services to be provided to the Fund by the Manager under the Advisory Agreement, as well as other services to be provided by the Manager and its affiliates under other agreements, and the personnel who would be responsible for providing these services. The Board also took into consideration that, in addition to the investment advisory services to be provided to the Fund, the Manager and its affiliates will provide administrative services, compliance oversight, shareholder services, oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

================================================================================

                                                        ADVISORY AGREEMENT |  33

================================================================================

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement with respect to the other funds in the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to provide a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the other funds in the Trust.

The Board also reviewed the compliance and administrative services to be provided to the Fund by the Manager and its affiliates, including oversight of the Fund's day- to- day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other front-end load and no-load retail open-end investment companies with the same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative

================================================================================

34  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

services and the effects of any performance adjustment as well as any fee waivers or reimbursements - was below the median of its expense group and expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- year period ended December 31, 2017. The
Board noted that the Fund recently commenced operations and therefore has a limited performance history. The Board took into account management's discussion of the factors that impacted the Fund's performance.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its

================================================================================

                                                        ADVISORY AGREEMENT |  35

================================================================================

management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board took into account management's discussions of the Fund's advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of its limited performance history;
(iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

36  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

===============================================================================

                                                                  --------------
       USAA                                                          PRSRT STD
       9800 Fredericksburg Road                                    U.S. Postage
       San Antonio, TX 78288                                           PAID
                                                                       USAA
                                                                  --------------

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================================================================================
98352-1118                                   (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA NEW YORK BOND FUND]

 ============================================================

    SEMIANNUAL REPORT
    USAA NEW YORK BOND FUND
    FUND SHARES (USNYX) o ADVISER SHARES (UNYBX)
    SEPTEMBER 30, 2018

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                           1

FINANCIAL INFORMATION

   Portfolio of Investments                                                   3

   Notes to Portfolio of Investments                                          8

   Financial Statements                                                      11

   Notes to Financial Statements                                             14

   Financial Highlights                                                      26

EXPENSE EXAMPLE                                                              28

ADVISORY AGREEMENT                                                           30

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 INDUSTRIES - 9/30/18 o
                                (% of Net Assets)

Education ................................................................ 20.4%
Hospital  ................................................................ 14.2%
Escrowed Bonds ........................................................... 12.5%
Special Assessment/Tax/Fee ............................................... 10.9%
Water/Sewer Utility ...................................................... 10.0%
Multifamily Housing ......................................................  4.9%
General Obligation .......................................................  4.0%
Nursing/CCRC .............................................................  3.2%
Buildings ................................................................  3.2%
Electric/Gas Utility .....................................................  2.9%

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/18 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        10.3%
AA                                                                         32.3%
A                                                                          32.0%
BBB                                                                        15.7%
BELOW INVESTMENT-GRADE                                                      3.5%
UNRATED                                                                     6.2%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

2  | USAA NEW YORK BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                             COUPON          FINAL           VALUE
(000)         SECURITY                                              RATE          MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              MUNICIPAL OBLIGATIONS (99.1%)

              NEW YORK (93.4%)
$  1,000      Albany Capital Resource Corp. (PRE)                   6.00%        11/15/2025     $  1,081
   1,500      Brookhaven Local Dev. Corp.                           5.25         11/01/2036        1,684
     500      Buffalo & Erie County Industrial Land Dev. Corp.      6.00         10/01/2031          546
   2,000      Buffalo & Erie County Industrial Land Dev. Corp.      5.00          7/01/2040        2,126
   1,000      Buffalo & Erie County Industrial Land Dev. Corp.      5.00          6/01/2035        1,078
   1,000      Buffalo & Erie County Industrial Land Dev. Corp.      5.00          8/01/2052        1,034
   1,500      Build NYC Resource Corp.                              5.00          8/01/2042        1,578
   1,000      Build NYC Resource Corp.                              5.50          4/01/2043        1,053
     700      Build NYC Resource Corp.                              5.00          6/01/2040          763
   2,000      Build NYC Resource Corp.                              5.00          7/01/2045        2,185
   1,000      Build NYC Resource Corp.                              5.00          8/01/2040        1,078
     500      Build NYC Resource Corp.                              5.00          7/01/2041          527
   1,000      Build NYC Resource Corp.                              4.00          8/01/2042        1,001
   2,000      Build NYC Resource Corp.                              5.00         11/01/2047        2,424
   1,000      Canton Capital Resource Corp. (PRE) (INS -
                Assured Guaranty Municipal Corp.)                   5.00          5/01/2040        1,048
   2,000      Chautauqua Tobacco Asset Securitization Corp.         5.00          6/01/2048        2,020
   1,885      City of New York Health & Hospital Corp.              5.00          2/15/2025        1,890
   1,000      City of New York Transitional Finance Auth.           4.00          8/01/2041        1,017
   1,000      City of New York Transitional Finance Auth.           5.13          1/15/2034        1,009
   1,250      City of New York Transitional Finance Auth.           5.00          7/15/2043        1,367
   1,000      City of New York Transitional Finance Auth.           4.00          8/01/2041        1,021
   2,000      City of New York Transitional Finance Auth.           4.00          7/15/2045        2,029
   2,000      City of New York Trust for Cultural Res.              5.00         12/01/2039        2,060
   1,000      City of New York Trust for Cultural Res.              5.00          8/01/2043        1,091
   1,000      City of New York Trust for Cultural Res.              4.00          7/01/2046        1,010
  17,090      City of New York Water & Sewer System
                (Zero Coupon)                                       0.00          6/15/2020       16,496
   2,000      City of New York Water & Sewer System                 5.00          6/15/2039        2,039
     825      City of Newburgh                                      5.00          6/15/2023          899
     870      City of Newburgh                                      5.00          6/15/2024          945
     500      Convention Center Dev. Corp.                          5.00         11/15/2045          549
   1,000      Convention Center Dev. Corp. (Zero Coupon)            0.00         11/15/2037          458
     500      Counties Tobacco Trust VI                             5.00          6/01/2045          530
   1,000      Dormitory Auth.                                       5.00          5/01/2043        1,080
     700      Dormitory Auth. (ETM)                                 5.30          2/15/2019          709

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                             COUPON          FINAL           VALUE
(000)         SECURITY                                              RATE          MATURITY         (000)
--------------------------------------------------------------------------------------------------------
$  3,275      Dormitory Auth. (INS - AMBAC Assurance Corp.)         5.50%         5/15/2030     $  4,051
   2,000      Dormitory Auth. (INS - AMBAC Assurance Corp.)         5.50          7/01/2040        2,530
     500      Dormitory Auth. (PRE)                                 5.50          3/01/2039          508
   2,500      Dormitory Auth. (NBGA - State of New York
                Mortgage Agency)                                    5.00          6/01/2033        2,506
     500      Dormitory Auth. (INS - Assured Guaranty Corp.)        5.00          7/01/2030          501
   1,000      Dormitory Auth.                                       5.25          7/01/2035        1,021
   1,000      Dormitory Auth. (PRE)                                 5.50          7/01/2040        1,061
   1,300      Dormitory Auth.                                       5.75          7/01/2033        1,329
   1,200      Dormitory Auth. (PRE) (INS - Assured Guaranty Corp.)  5.00          7/01/2034        1,228
   2,000      Dormitory Auth.                                       5.00          7/01/2026        2,094
   2,000      Dormitory Auth. (PRE)                                 5.25          7/01/2033        2,050
     500      Dormitory Auth. (INS - Assured Guaranty
                Municipal Corp.)                                    5.63         11/01/2032          540
   2,000      Dormitory Auth. (PRE)                                 5.00          5/01/2041        2,152
     500      Dormitory Auth.                                       5.00          5/01/2039          535
   1,000      Dormitory Auth.                                       5.00          7/01/2031        1,069
     500      Dormitory Auth.                                       5.00          7/01/2034          552
     250      Dormitory Auth.                                       5.00          7/01/2042          265
     500      Dormitory Auth.                                       5.00          5/01/2038          531
   1,000      Dormitory Auth.                                       5.75          7/01/2043        1,113
   1,500      Dormitory Auth.                                       5.00          7/01/2044        1,617
   1,000      Dormitory Auth.                                       4.00          7/01/2041        1,025
   2,000      Dormitory Auth.                                       4.00          7/01/2043        2,008
   1,300      Dormitory Auth.(a)                                    5.00         12/01/2037        1,406
   1,895      Dormitory Auth. (PRE)                                 5.00          2/15/2034        1,917
     105      Dormitory Auth.                                       5.00          2/15/2034          106
   1,000      Dormitory Auth.                                       4.00          7/01/2047        1,023
   1,000      Dormitory Auth.                                       4.00          8/01/2038          990
   1,000      Dormitory Auth.(b)                                    5.00          7/01/2048        1,123
   1,000      Dutchess County IDA (INS - Assured Guaranty Corp.)    5.50          4/01/2030        1,061
   1,250      Dutchess County Local Dev. Corp.                      5.75          7/01/2040        1,334
   1,000      Dutchess County Local Dev. Corp.                      5.00          7/01/2044        1,076
   2,000      Dutchess County Local Dev. Corp.                      5.00          7/01/2045        2,195
   2,000      Dutchess County Local Dev. Corp.                      4.00          7/01/2041        2,000
     600      Dutchess County Local Dev. Corp.                      5.00          7/01/2046          648
     980      East Rochester Housing Auth. (LOC - Citizens
                Financial Group) (Put Date 10/05/2018)(c)           1.71         12/01/2036          980
   4,600      Energy Research & Dev. Auth. (LOC - Mizuho Bank
                Ltd.) (Put Date 10/05/2018)(c),(d)                  1.58          5/01/2039        4,600
   1,000      Environmental Facilities Corp.                        4.00          8/15/2046        1,022
     250      Erie County IDA                                       5.25          5/01/2032          268
     600      Hempstead Town Local Dev. Corp.                       5.00          7/01/2047          664
   1,000      Housing Dev. Corp.                                    5.00         11/01/2042        1,038

================================================================================

4  | USAA NEW YORK BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                             COUPON          FINAL           VALUE
(000)         SECURITY                                              RATE          MATURITY         (000)
--------------------------------------------------------------------------------------------------------
$  5,300      Housing Finance Agency (LOC - Landesbank Hessen-
                Thuringen) (Put Date 10/01/2018)(c)                 1.68%         5/01/2042     $  5,300
       5      Housing Finance Agency (INS - Assured Guaranty
                Municipal Corp.)                                    6.13         11/01/2020            5
   2,000      Hudson Yards Infrastructure Corp.                     4.00          2/15/2044        2,006
   1,000      Jefferson County Civic Facility Dev. Corp.            4.00         11/01/2047          941
   2,500      Liberty Dev. Corp.                                    5.25         10/01/2035        3,042
   1,000      Liberty Dev. Corp.(a)                                 5.00         11/15/2044        1,041
     560      Liberty Dev. Corp.                                    5.50         10/01/2037          700
   2,000      Long Island Power Auth.                               5.00          9/01/2044        2,192
   1,000      Long Island Power Auth.                               5.00          9/01/2041        1,107
   2,000      Long Island Power Auth. (PRE)                         5.00          5/01/2038        2,152
     965      Monroe County IDA (LOC - Citizens Financial
                Group) (Put Date 10/05/2018)(c)                     1.71          7/01/2027          965
   2,100      Monroe County IDC (NBGA - Federal Housing
                Administration)                                     5.50          8/15/2040        2,255
     500      Monroe County IDC (PRE)                               5.25         10/01/2031          546
   1,000      Monroe County IDC                                     5.00         12/01/2037        1,068
   2,000      Monroe County IDC                                     5.00         12/01/2042        2,122
     500      Monroe County IDC (INS - Assured Guaranty
                Municipal Corp.)                                    5.00          1/15/2038          540
   1,000      Monroe County IDC                                     5.00         12/01/2046        1,083
   1,000      Monroe County IDC                                     4.00          7/01/2043        1,023
   1,000      Monroe County IDC                                     4.00         10/01/2047          983
   2,000      Mortgage Agency                                       3.80         10/01/2048        1,934
   3,000      MTA                                                   5.00         11/15/2035        3,321
   1,500      MTA (PRE)                                             5.25         11/15/2038        1,649
   1,000      MTA                                                   5.25         11/15/2057        1,123
   2,000      MTA (MUNIPSA + 0.45%) (Put Date 11/15/2022)(e)        2.01(f)      11/15/2044        1,997
   1,000      Nassau County (INS - Assured Guaranty Municipal
                Corp.)                                              5.00          4/01/2038        1,083
   1,000      Nassau County                                         5.00          1/01/2038        1,097
   1,000      Nassau County Local Economic Assistance Corp.         5.00          7/01/2037        1,050
     800      New York City (LIQ - J.P.Morgan Chase & Co.) (Put
                Date 10/01/2018)(c),(d)                             1.67          8/01/2038          800
   2,000      Niagara Area Dev. Corp.(a)                            3.50         11/01/2024        2,002
     750      Niagara Tobacco Asset Securitization Corp.            5.25          5/15/2040          797
   1,500      Onondaga Civic Dev. Corp.                             5.38          7/01/2040        1,557
   1,000      Onondaga Civic Dev. Corp.                             5.00          7/01/2042        1,045
   1,000      Onondaga Civic Dev. Corp.                             5.00         10/01/2040        1,054
     740      Onondaga Civic Dev. Corp.                             5.00          1/01/2043          804
   1,000      Onondaga County Trust for Cultural Res.               5.00         12/01/2036        1,075
     800      Onondaga County Trust for Cultural Res.               5.00          5/01/2040          866
   1,265      Rockland County                                       3.75         10/01/2025        1,281

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                             COUPON          FINAL           VALUE
(000)         SECURITY                                              RATE          MATURITY         (000)
--------------------------------------------------------------------------------------------------------
$    600      Rockland County                                       5.00%        12/15/2021     $    639
   1,000      Southold Local Dev. Corp.                             5.00         12/01/2045        1,033
     500      St. Lawrence County IDA                               4.00          7/01/2043          498
   1,770      St. Lawrence County IDA                               5.00          9/01/2047        1,938
   1,000      State                                                 5.00          2/15/2039        1,011
     250      Suffolk County EDC                                    5.00          7/01/2033          270
     220      Suffolk County EDC (PRE)                              5.00          7/01/2028          237
   1,280      Suffolk County EDC                                    5.00          7/01/2028        1,368
   1,020      Suffolk Tobacco Asset Securitization Corp.            5.38          6/01/2028        1,011
   1,450      Suffolk Tobacco Asset Securitization Corp.            5.00          6/01/2032        1,547
   1,000      Thruway Auth.                                         4.00          1/01/2056        1,001
   1,000      Thruway Auth. (PRE)                                   5.00          4/01/2028        1,000
   1,500      Tompkins County Dev. Corp.                            5.00          7/01/2044        1,590
   1,000      Tompkins County Dev. Corp. (PRE) (INS - Assured
                Guaranty Municipal Corp.)                           5.50          7/01/2033        1,076
   1,000      Triborough Bridge & Tunnel Auth. (Zero Coupon)        0.00         11/15/2032          598
   2,265      Triborough Bridge & Tunnel Auth. (PRE)                5.00         11/15/2029        2,274
   1,410      Triborough Bridge & Tunnel Auth.                      5.00         11/15/2029        1,415
   1,850      Triborough Bridge & Tunnel Auth. (PRE)                5.00         11/15/2031        1,857
   1,150      Triborough Bridge & Tunnel Auth.                      5.00         11/15/2031        1,154
   2,000      Troy Capital Resource Corp.                           5.00          9/01/2030        2,089
   1,000      TSASC, Inc.                                           5.00          6/01/2041        1,070
   2,000      Urban Dev. Corp. (PRE)                                5.00          3/15/2036        2,029
     870      Westchester County Health Care Corp. (PRE)            6.00         11/01/2030          940
     130      Westchester County Health Care Corp.                  6.00         11/01/2030          139
   1,500      Westchester County Local Dev. Corp.                   5.00          1/01/2034        1,593
   1,000      Westchester County Local Dev. Corp.                   5.00         11/01/2046        1,052
   1,000      Westchester County Local Dev. Corp.                   5.00          6/01/2047        1,086
     500      Westchester Tobacco Asset Securitization              5.00          6/01/2041          534
   1,000      Yonkers (ETM) (INS - Assured Guaranty Municipal
                Corp.)                                              5.00         10/01/2024        1,088
     665      Yonkers (INS - Assured Guaranty Municipal Corp.)      3.00          7/01/2025          677
                                                                                                --------
                                                                                                 198,582
                                                                                                --------
              GUAM (4.2%)
   1,000      Antonio B. Won Pat International Airport Auth.
                (INS - Assured Guaranty Municipal Corp.)            5.75         10/01/2043        1,120
     500      Government                                            5.00         12/01/2046          542
     500      Government                                            5.00          1/01/2037          519
   1,000      Government                                            5.00         11/15/2039        1,076
   1,000      Government Waterworks Auth.                           5.50          7/01/2043        1,076
   1,000      Government Waterworks Auth.                           5.00          7/01/2029        1,084
     500      Government Waterworks Auth.                           5.00          7/01/2035          535
   1,000      Power Auth. (INS - Assured Guaranty Municipal Corp.)  5.00         10/01/2030        1,092

================================================================================

6  | USAA NEW YORK BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                             COUPON          FINAL           VALUE
(000)         SECURITY                                              RATE          MATURITY         (000)
--------------------------------------------------------------------------------------------------------
$    500      Power Auth. (INS - Assured Guaranty Municipal Corp.)  5.00%        10/01/2039     $    541
   1,165      Power Auth.                                           5.00         10/01/2037        1,268
                                                                                                --------
                                                                                                   8,853
                                                                                                --------
              PUERTO RICO (0.6%)
   1,390      Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Auth.    5.13          4/01/2032        1,279
                                                                                                --------
              U.S. VIRGIN ISLANDS (0.9%)
   2,000      Public Finance Auth.                                  5.00         10/01/2032        2,015
                                                                                                --------
              Total Municipal Obligations (cost: $206,080)                                       210,729
                                                                                                --------
UNITS
--------------------------------------------------------------------------------------------------------
              LIQUIDATING TRUST (0.3%)
     200      Center for Medical Science, Inc.(g),(h),(i) (cost: $499)                               580
                                                                                                --------

              TOTAL INVESTMENTS (COST: $206,579)                                                $211,309
                                                                                                ========
--------------------------------------------------------------------------------------------------------
($ IN 000s)                                  VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
ASSETS                                          LEVEL 1          LEVEL 2        LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------------
Municipal Obligations                                $-         $210,729           $  -         $210,729
Liquidating Trust                                     -                -            580              580
--------------------------------------------------------------------------------------------------------
Total                                                $-         $210,729           $580         $211,309
--------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDC           Economic Development Corp.

    ETM           Escrowed to final maturity

    IDA           Industrial Development Authority/Agency

    IDC           Industrial Development Corp.

    MTA           Metropolitan Transportation Authority

    MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index

    PRE           Pre-refunded to a date prior to maturity

    Zero Coupon   Normally issued at a significant discount from face value
                  and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a

================================================================================

8  | USAA NEW YORK BOND FUND

================================================================================

    high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    INS Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    LIQ Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

    LOC Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    NBGA Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (b) Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

    (c) Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly,

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  9

================================================================================

        or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

    (d) At September 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (e) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (f) Floating-rate security - interest rate is adjusted periodically.
        The interest rate disclosed represents the rate at September 30, 2018.

    (g) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

    (h) Security was classified as Level 3.

    (i) Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

10  | USAA NEW YORK BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $206,579)                                $211,309
   Cash                                                                                              288
   Receivables:
      Capital shares sold                                                                            135
      Interest                                                                                     2,481
                                                                                                --------
         Total assets                                                                            214,213
                                                                                                --------
LIABILITIES
   Payables:
      Securities purchased                                                                         1,116
      Capital shares redeemed                                                                        202
      Dividends on capital shares                                                                    111
   Accrued management fees                                                                            56
   Accrued transfer agent's fees                                                                       2
   Other accrued expenses and payables                                                                63
                                                                                                --------
         Total liabilities                                                                         1,550
                                                                                                --------
            Net assets applicable to capital shares outstanding                                 $212,663
                                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                              $211,298
   Distributable earnings                                                                          1,365
                                                                                                --------
            Net assets applicable to capital shares outstanding                                 $212,663
                                                                                                ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $206,666/17,742 capital
            shares outstanding, no par value)                                                   $  11.65
                                                                                                ========
      Adviser Shares (net assets of $5,997/516 capital
            shares outstanding, no par value)                                                   $  11.62
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                              $  4,377
                                                                                                --------
EXPENSES
   Management fees                                                                                   349
   Administration and servicing fees:
      Fund Shares                                                                                    158
      Adviser Shares                                                                                   4
   Transfer agent's fees:
      Fund Shares                                                                                     24
   Distribution and service fees (Note 6):
      Adviser Shares                                                                                   7
   Custody and accounting fees:
      Fund Shares                                                                                     43
      Adviser Shares                                                                                   1
   Postage:
      Fund Shares                                                                                      3
   Shareholder reporting fees:
      Fund Shares                                                                                      8
   Trustees' fees                                                                                     18
   Registration fees:
      Fund Shares                                                                                      1
      Adviser Shares                                                                                   1
   Professional fees                                                                                  34
   Other                                                                                               9
                                                                                                --------
         Total expenses                                                                              660
                                                                                                --------
NET INVESTMENT INCOME                                                                              3,717
                                                                                                --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                                                  10
   Change in net unrealized appreciation/(depreciation)                                           (2,034)
                                                                                                --------
         Net realized and unrealized loss                                                         (2,024)
                                                                                                --------
   Increase in net assets resulting from operations                                             $  1,693
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

12  | USAA NEW YORK BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited), and year ended March 31, 2018

--------------------------------------------------------------------------------------------------------

                                                                         9/30/2018             3/31/2018
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                 $   3,717             $   7,559
   Net realized gain on investments                                             10                    60
   Change in net unrealized appreciation/(depreciation)
      of investments                                                        (2,034)               (2,382)
                                                                         -------------------------------
      Increase in net assets resulting from operations                       1,693                 5,237
                                                                         -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:
   Fund Shares                                                              (3,621)               (7,360)
   Adviser Shares                                                              (95)                 (198)
                                                                         -------------------------------
         Distributions to shareholders                                      (3,716)               (7,558)
                                                                         -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                              (7,457)                9,838
   Adviser Shares                                                               82                  (271)
                                                                         -------------------------------
      Total net increase (decrease) in net assets from capital
         share transactions                                                 (7,375)                9,567
                                                                         -------------------------------
   Net increase (decrease) in net assets                                    (9,398)                7,246

NET ASSETS
   Beginning of period                                                     222,061               214,815
                                                                         -------------------------------
   End of period                                                         $ 212,663             $ 222,061
                                                                         ===============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA New York Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

The Fund consists of two classes of shares: New York Bond Fund Shares (Fund Shares) and New York Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

14  | USAA NEW YORK BOND FUND

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities;

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

        and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    LEVEL 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

16  | USAA NEW YORK BOND FUND

================================================================================

    LEVEL 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended September 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

================================================================================

18  | USAA NEW YORK BOND FUND

================================================================================

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended September 30, 2018, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2019, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2018, the Fund had both pre-enactment capital loss carryforwards and post-enactment capital loss carryforwards for federal income tax purposes as shown in the table below. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire as

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

                           CAPITAL LOSS CARRYFORWARDS
                    ----------------------------------------
                      EXPIRES       SHORT-TERM     LONG-TERM
                    -------------   ----------    ----------
                    2019              $  1,000    $        -
                    No Expiration      815,000     2,559,000
                                      --------    ----------
                    Total             $816,000    $2,559,000
                                      ========    ==========

As of September 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2018, were $6,376,000 and $1,646,000, respectively, resulting in net unrealized appreciation of $4,730,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2018, were $9,235,000 and $14,935,000, respectively.

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended September 30, 2018 were as follows:

  PURCHASES                      SALES                      REALIZED GAIN/(LOSS)
--------------------------------------------------------------------------------
$19,400,000                   $13,200,000                           $-

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

20  | USAA NEW YORK BOND FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                SIX-MONTH PERIOD ENDED                YEAR ENDED
                                  SEPTEMBER 30, 2018                MARCH 31, 2018
--------------------------------------------------------------------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
                                ------------------------------------------------------
FUND SHARES:
Shares sold                        698        $  8,186           1,844        $ 21,991
Shares issued from
  reinvested dividends             251           2,951             509           6,065
Shares redeemed                 (1,586)        (18,594)         (1,528)        (18,218)
                                ------------------------------------------------------
Net increase (decrease) from
  capital share transactions      (637)       $ (7,457)            825        $  9,838
                                ======================================================
ADVISER SHARES:
Shares sold                         11        $    133               4        $     56
Shares issued from
  reinvested dividends               1              15               3              35
Shares redeemed                     (5)            (66)            (30)           (362)
                                ------------------------------------------------------
Net increase (decrease) from
  capital share transactions         7        $     82             (23)       $   (271)
                                ======================================================

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of the average daily net assets of the Fund, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. For the six-month period ended September 30, 2018, the Fund's effective annualized base fee was 0.37% of the Fund's average daily net assets for the same period.

The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper New York Municipal Debt Funds Index. The Lipper New York Municipal Debt Funds

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

Index tracks the total return performance of funds within the Lipper New York Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                                     ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                                  (IN BASIS POINTS)(1)
    ----------------------------------------------------------------------------
    +/- 20 to 50                                          +/- 4
    +/- 51 to 100                                         +/- 5
    +/- 101 and greater                                   +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

For the six-month period ended September 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $349,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(50,000) and $(2,000), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.05)% and (0.05)%, respectively.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser

================================================================================

22  | USAA NEW YORK BOND FUND

================================================================================

Shares. For the six-month period ended September 30, 2018, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $158,000 and $4,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2018, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2018, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $24,000 and less than $500, respectively.

DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2018, USAA and its affiliates owned 420,000 Adviser Shares, which represents 81.4% of the Adviser Shares outstanding and 2.3% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(9) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

================================================================================

24  | USAA NEW YORK BOND FUND

================================================================================

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(10) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the U.S. Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior period.

(11) SUBSEQUENT EVENT

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED
                                  SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------------------
                                        2018            2018            2017            2016            2015            2014
                                  ------------------------------------------------------------------------------------------
Net asset value at
 beginning of period                $  11.76        $  11.88        $  12.28        $  12.29        $  11.93        $  12.47
                                    ----------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                   .20             .41             .42             .43             .44             .45
 Net realized and
  unrealized gain (loss)                (.11)           (.12)           (.41)           (.01)            .36            (.54)
                                    ----------------------------------------------------------------------------------------
Total from investment
 operations                              .09             .29             .01             .42             .80            (.09)
                                    ----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                  (.20)           (.41)           (.41)           (.43)           (.44)           (.45)
                                    ----------------------------------------------------------------------------------------
Net asset value at
 end of period                      $  11.65        $  11.76        $  11.88        $  12.28        $  12.29        $  11.93
                                    ========================================================================================
Total return (%)*                        .78            2.45             .10            3.50            6.76            (.63)
Net assets at end of
 period (000)                       $206,666        $216,090        $208,513        $211,136        $211,634        $194,083
Ratios to average daily
 net assets:**
 Expenses (%)(c)                         .60(a)          .59             .61(b)          .66(b)          .66(b)          .67(b)
 Net investment
  income (%)                            3.44(a)         3.43            3.41            3.53            3.58            3.80
Portfolio turnover (%)                     5               6              10              10               5               6

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $210,262,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(c) Does not include acquired fund fees, if any.

================================================================================

26  | USAA NEW YORK BOND FUND

================================================================================

ADVISER SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                    PERIOD ENDED
                                    SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                                    ----------------------------------------------------------------------------------------
                                        2018            2018            2017            2016            2015            2014
                                    ----------------------------------------------------------------------------------------
Net asset value at
 beginning of period                  $11.73          $11.85          $12.25          $12.26          $11.90          $12.47
                                      --------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                   .19             .38             .39             .41             .41             .42
 Net realized and
  unrealized gain (loss)                (.11)           (.12)           (.40)           (.01)            .36            (.57)
                                      --------------------------------------------------------------------------------------
Total from investment
 operations                              .08             .26            (.01)            .40             .77            (.15)
                                      --------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                  (.19)           (.38)           (.39)           (.41)           (.41)           (.42)
                                      --------------------------------------------------------------------------------------
Net asset value at
 end of period                        $11.62          $11.73          $11.85          $12.25          $12.26          $11.90
                                      ======================================================================================
Total return (%)*                        .66            2.19            (.13)           3.30            6.51           (1.10)
Net assets at end of
 period (000)                         $5,997          $5,971          $6,302          $5,856          $5,638          $5,339
Ratios to average daily
 net assets:**
 Expenses (%)(d)                         .85(a)          .84             .83(b)          .85(b)          .90(b),(c)      .89(b)
 Expenses, excluding
  reimbursements (%)(d)                  .85(a)          .84             .83(b)          .85(b)          .90(b),(c)      .89(b)
 Net investment
  income (%)                            3.19(a)         3.18            3.19            3.34            3.34            3.57
Portfolio turnover (%)                     5               6              10              10               5               6

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $5,943,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(c) Prior to August 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares' average daily net assets.
(d) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  27

================================================================================

EXPENSE EXAMPLE

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2018, through September 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

28  | USAA NEW YORK BOND FUND

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                         BEGINNING               ENDING                DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE            APRIL 1, 2018 -
                                       APRIL 1, 2018       SEPTEMBER 30, 2018       SEPTEMBER 30, 2018
                                       ---------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00             $1,007.80                  $3.02

Hypothetical
  (5% return before expenses)              1,000.00              1,022.06                   3.04

ADVISER SHARES
Actual                                     1,000.00              1,006.60                   4.28

Hypothetical
  (5% return before expenses)              1,000.00              1,020.81                   4.31

*Expenses are equal to the annualized expense ratio of 0.60% for Fund Shares and 0.85% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.78% for Fund Shares and 0.66% for Adviser Shares for the six-month period of April 1, 2018, through September 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  29

================================================================================

ADVISORY AGREEMENT

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

30  | USAA NEW YORK BOND FUND

================================================================================

comparability of fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of experience of the Manager, including the professional

================================================================================

                                                        ADVISORY AGREEMENT |  31

================================================================================

experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board

================================================================================

32  | USAA NEW YORK BOND FUND

================================================================================

took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2017, and was above the average of its performance universe and its Lipper index for the five- and ten-year periods ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the bottom 50%% of its performance universe for the one- and three-year periods ended December 31, 2017, was in the top 50% of its performance universe for the five-year period ended December 31, 2017, and was in the top 20% of its performance universe for the ten-year period ended December 31, 2017.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive

================================================================================

                                                        ADVISORY AGREEMENT |  33

================================================================================

compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

34  | USAA NEW YORK BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
       USAA                                                          PRSRT STD
       9800 Fredericksburg Road                                    U.S. Postage
       San Antonio, TX 78288                                           PAID
                                                                       USAA
                                                                  --------------

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================================================================================
39608-1118                                   (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

 ==============================================================

         SEMIANNUAL REPORT
         USAA TAX EXEMPT INTERMEDIATE-TERM FUND
         FUND SHARES (USATX) o ADVISER SHARES (UTEIX)
         SEPTEMBER 30, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

   Portfolio of Investments                                                    3

   Notes to Portfolio of Investments                                          36

   Financial Statements                                                       39

   Notes to Financial Statements                                              42

   Financial Highlights                                                       54

EXPENSE EXAMPLE                                                               56

ADVISORY AGREEMENT                                                            58

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 INDUSTRIES - 9/30/18 o
                                (% of Net Assets)

Hospital ..........................................................  18.7%
General Obligation ................................................  12.2%
Special Assessment/Tax/Fee ........................................   9.4%
Education .........................................................   9.0%
Toll Road .........................................................   7.1%
Escrowed Bonds ....................................................   6.6%
Appropriated Debt .................................................   5.7%
Electric Utilities ................................................   5.2%
Airport/Port ......................................................   4.2%
Electric/Gas Utility ..............................................   3.6%

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/18 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                   2.3%
AA                                                                   30.4%
A                                                                    41.3%
BBB                                                                  18.2%
BELOW INVESTMENT-GRADE                                                2.2%
UNRATED                                                               5.6%

                                 [END PIE CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

2  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
           MUNICIPAL OBLIGATIONS (99.1%)

           ALABAMA (1.5%)
$ 8,000    Infirmary Health System Special Care
             Facilities Financing Auth. of Mobile                                   5.00%      2/01/2036     $    8,625
  5,000    Lower Alabama Gas District                                               5.00       9/01/2027          5,697
  7,000    Lower Alabama Gas District                                               5.00       9/01/2028          8,012
 35,000    Lower Alabama Gas District                                               5.00       9/01/2034         40,388
  5,955    Montgomery Medical Clinic Board                                          5.00       3/01/2033          6,353
  1,750    Montgomery Medical Clinic Board                                          5.00       3/01/2036          1,850
                                                                                                             ----------
                                                                                                                 70,925
                                                                                                             ----------
           ARIZONA (2.8%)
 20,310    Apache County IDA                                                        4.50       3/01/2030         21,481
  3,270    City of Phoenix Civic Improvement Corp.
             (INS - National Public Finance Guarantee Corp.)                        5.50       7/01/2024          3,769
  2,115    City of Phoenix Civic Improvement Corp.
             (INS - National Public Finance Guarantee Corp.)                        5.50       7/01/2025          2,478
  6,585    City of Phoenix IDA(a)                                                   3.75       7/01/2024          6,727
 11,100    City of Phoenix IDA(a)                                                   5.00       7/01/2034         11,729
  1,675    City of Phoenix IDA                                                      5.00       7/01/2036          1,774
  4,250    City of Phoenix IDA                                                      5.00      10/01/2036          4,605
  6,000    Health Facilities Auth.                                                  5.00       2/01/2027          6,446
 16,000    Health Facilities Auth. (MUNIPSA + 1.85%)
             (Put Date 2/05/2020)(b)                                                3.41(c)    2/01/2048         16,179
 30,000    Health Facilities Auth. (MUNIPSA + 1.85%)
             (Put Date 2/01/2023)(b)                                                3.41(c)    2/01/2048         31,163
  2,680    Pima County IDA                                                          4.50       6/01/2030          2,845
    910    Pima County IDA(a)                                                       4.00       6/15/2022            917
  4,900    Pima County IDA(a)                                                       4.13       6/15/2029          4,813
  2,000    Pinal County IDA (INS - ACA Financial
             Guaranty Corp.)                                                        5.25      10/01/2020          2,002
  1,250    Pinal County IDA (INS - ACA Financial
             Guaranty Corp.)                                                        5.25      10/01/2022          1,251
  2,000    Pinal County IDA (INS - ACA Financial
             Guaranty Corp.)                                                        4.50      10/01/2025          1,985
  3,540    State (INS - Assured Guaranty Municipal Corp.)                           5.00      10/01/2019          3,646
  7,275    State (INS - Assured Guaranty Municipal Corp.)                           5.25      10/01/2020          7,501
                                                                                                             ----------
                                                                                                                131,311
                                                                                                             ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
           ARKANSAS (0.7%)
$29,000    Dev. Finance Auth. (MUNIPSA + 1.55%)
             (Put Date 9/01/2022)(b)                                                3.11%(c)   9/01/2044     $   29,593
  4,290    Pulaski Technical College (INS - Build
            America Mutual Assurance Co.)                                           5.00       9/01/2030          4,839
                                                                                                             ----------
                                                                                                                 34,432
                                                                                                             ----------
           CALIFORNIA (8.4%)
  4,500    Alameda Corridor Transportation Auth.                                    5.00      10/01/2035          4,938
    500    Anaheim Public Financing Auth.                                           5.00       5/01/2028            566
    500    Anaheim Public Financing Auth.                                           5.00       5/01/2029            564
  1,000    Anaheim Public Financing Auth.                                           5.00       5/01/2030          1,126
 17,000    Bay Area Toll Auth. (MUNIPSA + 1.10%)
             (Put Date 4/01/2024)(b)                                                2.66(c)    4/01/2045         17,549
 10,000    Bay Area Toll Auth. (MUNIPSA + 0.90%)
            (Put Date 5/01/2023)(b)                                                 2.46(c)    4/01/2045         10,224
  1,510    Cerritos CCD (Zero Coupon)                                               0.00       8/01/2025          1,253
  1,000    Cerritos CCD (Zero Coupon)                                               0.00       8/01/2027            769
  1,000    Cerritos CCD (Zero Coupon)                                               0.00       8/01/2028            738
  1,520    Chula Vista Municipal Financing Auth.                                    5.00       9/01/2027          1,720
  1,700    Chula Vista Municipal Financing Auth.                                    5.00       9/01/2028          1,909
  1,785    Chula Vista Municipal Financing Auth.                                    5.00       9/01/2029          1,996
  2,635    Chula Vista Municipal Financing Auth.                                    5.00       9/01/2030          2,937
  2,095    Chula Vista Municipal Financing Auth.                                    5.00       9/01/2031          2,326
  1,000    City of Irvine                                                           5.00       9/02/2029          1,086
  1,605    City of Tulare Sewer (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      11/15/2032          1,816
  1,570    City of Tulare Sewer (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      11/15/2033          1,770
  3,655    City of Tulare Sewer (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      11/15/2034          4,103
  2,340    City of Tulare Sewer (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      11/15/2035          2,620
 10,000    City of Upland (PRE)                                                     6.00       1/01/2026         10,897
  2,000    Coronado Community Dev. Agency
             (INS-AMBAC Assurance Corp.)                                            5.00       9/01/2024          2,000
  6,810    El Camino CCD (Zero Coupon)                                              0.00       8/01/2026          5,507
  7,665    El Camino CCD (Zero Coupon)                                              0.00       8/01/2027          5,960
  5,500    El Camino CCD (Zero Coupon)                                              0.00       8/01/2028          4,108
 12,910    El Centro Financing Auth. (LIQ - Deutsche
             Bank A.G.) (LOC - Deutsche Bank A.G.)
             (Put Date 10/05/2018)(a),(e),(f)                                       1.91       7/01/2058         12,910
  5,500    Foothill-Eastern Transportation Corridor
             Agency (INS - Assured Guaranty
             Municipal Corp.) (Zero Coupon)                                         0.00       1/15/2035          2,872

================================================================================

4  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 1,000    Fresno Joint Powers Financing Auth.
             (INS - Assured Guaranty Municipal Corp.)                               5.00%      4/01/2032     $    1,137
  1,000    Fresno Joint Powers Financing Auth.
             (INS - Assured Guaranty Municipal Corp.)                               5.00       4/01/2035          1,121
    420    Fresno Joint Powers Financing Auth.
             (INS - Assured Guaranty Municipal Corp.)                               5.00       4/01/2036            468
 46,605    Golden State Tobacco Securitization Corp.
             (INS - Assured Guaranty Municipal Corp.)
             (Zero Coupon)                                                          0.00       6/01/2025         39,003
  2,540    Health Facilities Financing Auth.                                        4.00       3/01/2033          2,658
  2,700    Health Facilities Financing Auth.                                        4.00       3/01/2034          2,813
  8,500    Health Facilities Financing Auth.
             (Put Date 10/01/2025)(b)                                               2.00      10/01/2036          8,186
  5,000    Health Facilities Financing Auth.                                        5.25       8/15/2031          5,426
  2,000    Health Facilities Financing Auth.                                        5.00       8/15/2027          2,160
  5,000    Irvine Unified School District (INS - Assured
             Guaranty Municipal Corp.)                                              5.25       9/01/2019          5,162
  2,500    Irvine Unified School District (INS - Assured
             Guaranty Municipal Corp.)                                              4.50       9/01/2020          2,558
  1,300    Los Angeles County                                                       5.00       3/01/2023          1,470
  3,500    Pittsburg Successor Agency Redev. Agency
             (INS - Assured Guaranty Municipal Corp.)                               5.00       9/01/2027          4,051
  2,640    Pittsburg Successor Agency Redev. Agency
             (INS - Assured Guaranty Municipal Corp.)                               5.00       9/01/2028          3,033
 10,000    Public Works Board                                                       5.00       4/01/2028         10,920
  5,000    Public Works Board                                                       5.00       4/01/2029          5,451
  3,000    Public Works Board                                                       5.13       3/01/2023          3,136
  2,500    Public Works Board                                                       5.25       3/01/2024          2,616
  2,000    Public Works Board                                                       5.38       3/01/2025          2,095
  6,400    Public Works Board (PRE)                                                 5.50       4/01/2021          6,522
  6,755    Public Works Board (PRE)                                                 5.60       4/01/2022          6,887
  3,130    Public Works Board (PRE)                                                 5.75       4/01/2023          3,194
  1,185    Public Works Board                                                       5.00      11/01/2023          1,322
  2,000    Public Works Board                                                       5.00      11/01/2024          2,229
  7,000    Public Works Board                                                       5.00      11/01/2028          7,741
  1,250    Public Works Board                                                       5.00       3/01/2025          1,395
  1,365    Public Works Board                                                       5.00       3/01/2026          1,518
 11,465    Public Works Board                                                       5.00      10/01/2031         13,011
  5,355    Sacramento City Financing Auth. (LIQ - Deutsche
             Bank A.G.) (LOC - Deutsche Bank A.G.)
             (Put Date 10/05/2018)(a),(f)                                           1.67      12/01/2030          5,355
  1,635    San Diego Public Facilities Financing Auth.                              5.00      10/15/2033          1,864
  1,000    San Diego Public Facilities Financing Auth.                              5.00      10/15/2034          1,137
  1,250    San Diego Public Facilities Financing Auth.                              5.00      10/15/2035          1,417

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$   775    San Diego Public Facilities Financing Auth.                              5.00%     10/15/2030     $      893
  1,000    San Diego Public Facilities Financing Auth.                              5.00      10/15/2031          1,148
  1,000    San Diego Public Facilities Financing Auth.                              5.00      10/15/2032          1,145
    980    San Diego Tobacco Settlement Revenue Funding Corp.                       4.00       6/01/2032          1,004
  5,000    San Francisco City & County Airport
             Comm-San Francisco International Airport                               5.25       5/01/2022          5,100
  7,000    San Francisco City & County Airport
             Comm-San Francisco International Airport                               5.25       5/01/2023          7,139
  4,800    San Francisco City & County Airport
             Comm-San Francisco International Airport                               4.90       5/01/2029          4,947
    500    School Finance Auth.(a)                                                  5.00       8/01/2031            540
  1,600    School Finance Auth.(a)                                                  5.00       8/01/2036          1,705
 27,445    State                                                                    5.75       4/01/2027         27,971
 20,000    State                                                                    5.25      10/01/2022         20,683
 10,240    State                                                                    5.00       8/01/2032         11,686
 10,000    State University                                                         5.00      11/01/2029         11,487
 10,000    State University                                                         5.00      11/01/2033         11,501
  1,000    Statewide Communities Dev. Auth.                                         5.13       5/15/2031          1,055
  1,250    Statewide Communities Dev. Auth.                                         5.00       5/15/2032          1,397
  2,000    Statewide Communities Dev. Auth.                                         5.00       5/15/2033          2,229
  1,250    Statewide Communities Dev. Auth.                                         5.00       5/15/2034          1,389
  2,000    Statewide Communities Dev. Auth.                                         5.00       5/15/2035          2,215
  4,415    Tobacco Securitization Auth. of Southern California                      4.75       6/01/2025          4,435
  3,470    Tuolumne Wind Project Auth. (PRE)                                        5.00       1/01/2022          3,498
  4,600    Victorville JT Powers Finance Auth. (LOC - BNP
             Paribas) (Put Date 10/05/2018)(f)                                      2.06       5/01/2040          4,600
  2,000    Washington Township Health Care District                                 5.75       7/01/2024          2,044
  3,500    Washington Township Health Care District                                 5.00       7/01/2025          3,626
                                                                                                             ----------
                                                                                                                394,757
                                                                                                             ----------
           COLORADO (2.2%)
  5,000    Adams & Arapahoe Joint School District
             28J Aurora (Zero Coupon)                                               0.00      12/01/2022          4,507
  7,355    Denver Health & Hospital Auth.(a)                                        5.00      12/01/2034          8,026
  2,310    Health Facilities Auth.                                                  5.00       6/01/2031          2,507
  2,000    Health Facilities Auth.                                                  5.00       6/01/2032          2,166
  2,470    Health Facilities Auth.                                                  5.00       6/01/2033          2,668
  6,385    Health Facilities Auth.                                                  5.00       6/01/2034          6,879
  3,385    Health Facilities Auth.                                                  5.00       6/01/2035          3,638
  2,750    Health Facilities Auth.                                                  5.00       6/01/2028          2,964
  1,000    Health Facilities Auth.                                                  5.00      12/01/2028          1,085
  4,000    Health Facilities Auth.                                                  5.00      12/01/2035          4,261
  1,500    Health Facilities Auth.                                                  5.00      12/01/2029          1,620
  4,455    Health Facilities Auth.                                                  5.00       6/01/2034          4,888

================================================================================

6  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 2,000    Health Facilities Auth.                                                  5.00%      6/01/2035     $    2,188
  4,000    Health Facilities Auth.                                                  5.00       6/01/2036          4,367
  1,250    Park Creek Metropolitan District                                         5.00      12/01/2032          1,396
  1,000    Park Creek Metropolitan District                                         5.00      12/01/2034          1,110
  7,585    Regional Transportation District                                         5.00       6/01/2029          8,310
 14,175    Regional Transportation District                                         5.00       6/01/2030         15,523
 15,005    Regional Transportation District                                         5.00       6/01/2031         16,397
  9,135    Regional Transportation District (PRE)                                   5.00       6/01/2025          9,573
    865    Regional Transportation District                                         5.00       6/01/2025            902
                                                                                                             ----------
                                                                                                                104,975
                                                                                                             ----------
           CONNECTICUT (3.3%)
    335    City of Bridgeport (ETM)                                                 5.00       8/15/2027            395
  4,665    City of Bridgeport                                                       5.00       8/15/2027          5,191
  1,000    City of New Haven (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       8/15/2030          1,121
  1,000    City of New Haven (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       8/15/2032          1,115
  1,000    City of New Haven (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       8/15/2033          1,111
  1,350    City of New Haven (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       8/15/2034          1,495
  1,000    City of New Haven                                                        5.00       8/01/2028          1,093
  1,000    City of New Haven                                                        5.50       8/01/2030          1,123
  1,200    City of New Haven                                                        5.50       8/01/2032          1,339
  1,810    City of New Haven                                                        5.50       8/01/2036          1,989
    400    City of West Haven                                                       5.00      11/01/2032            419
    350    City of West Haven                                                       5.00      11/01/2037            359
 10,000    Harbor Point Infrastructure Improvement District(a)                      5.00       4/01/2030         10,819
    750    Hartford County Metropolitan District                                    5.00       7/15/2033            858
  1,000    Hartford County Metropolitan District                                    5.00       7/15/2034          1,139
    750    Hartford County Metropolitan District                                    5.00       7/15/2035            850
  1,000    Hartford County Metropolitan District                                    5.00       7/15/2036          1,128
  1,000    Hartford County Metropolitan District                                    4.00       7/15/2037          1,023
 10,000    Health & Educational Facilities Auth.                                    5.00       7/01/2034         10,785
  1,950    Health & Educational Facilities Auth.                                    5.00       7/01/2032          2,156
    725    Health & Educational Facilities Auth.                                    5.00       7/01/2034            796
  1,170    Health & Educational Facilities Auth.                                    5.00       7/01/2035          1,279
  1,125    Health & Educational Facilities Auth.                                    5.00       7/01/2036          1,226
  1,275    Health & Educational Facilities Auth.                                    5.00       7/01/2037          1,381
  8,178    Mashantucket (Western) Pequot Tribe(g),(h)                               6.05(i)    7/01/2031            286
  5,000    State                                                                    5.00      11/15/2035          5,400
  5,000    State                                                                    5.00       4/15/2033          5,531
  5,575    State                                                                    5.00       4/15/2034          6,139
  5,000    State                                                                    5.00       4/15/2035          5,485

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 1,100    State                                                                    5.00%      6/15/2033     $    1,218
  2,625    State                                                                    5.00       6/15/2034          2,894
  2,500    State                                                                    5.00       6/15/2035          2,746
  2,000    State                                                                    5.00       9/15/2035          2,201
  2,000    State                                                                    5.00       9/15/2037          2,182
 20,000    State Special Tax                                                        5.00       1/01/2034         22,185
 20,000    State Special Tax                                                        5.00       1/01/2035         22,102
  1,200    Town of Hamden (INS - Build America Mutual
             Assurance Co.)                                                         5.00       8/15/2030          1,347
  6,805    University of Connecticut                                                5.00       4/15/2034          7,516
  6,500    University of Connecticut                                                5.00       4/15/2035          7,152
 11,175    University of Connecticut                                                5.00       4/15/2036         12,239
                                                                                                             ----------
                                                                                                                156,813
                                                                                                             ----------
           DISTRICT OF COLUMBIA (0.8%)
  3,870    District                                                                 5.63      10/01/2025          4,071
  5,000    District                                                                 5.75      10/01/2026          5,258
  6,000    District (PRE)                                                           5.75      10/01/2027          6,539
    375    District (ETM)                                                           5.00       7/01/2023            408
  1,280    District (PRE)                                                           6.00       7/01/2033          1,496
 20,560    District (LIQ - Deutsche Bank A.G.) (LOC - Deutsche
             Bank A.G.) (Put Date 10/05/2018)(a),(f)                                1.81      10/01/2041         20,560
                                                                                                             ----------
                                                                                                                 38,332
                                                                                                             ----------
           FLORIDA (5.2%)
  2,500    Broward County Airport System                                            5.00      10/01/2024          2,571
  1,485    City of Cape Coral Water & Sewer                                         4.00      10/01/2035          1,526
  1,400    City of Cape Coral Water & Sewer                                         4.00      10/01/2036          1,433
  3,000    City of Cape Coral Water & Sewer                                         4.00      10/01/2037          3,045
  3,500    City of Jacksonville                                                     5.00      10/01/2028          3,816
  1,000    City of Port St. Lucie                                                   4.00       9/01/2031          1,048
  3,195    City of Port St. Lucie                                                   4.00       7/01/2031          3,344
  2,000    City of Port St. Lucie                                                   4.00       7/01/2032          2,084
  2,785    City of Port St. Lucie                                                   4.00       7/01/2033          2,886
  2,325    Halifax Hospital Medical Center                                          5.00       6/01/2035          2,531
  2,750    Halifax Hospital Medical Center                                          5.00       6/01/2036          3,006
  1,250    Lake County School Board (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       6/01/2029          1,377
  2,225    Lake County School Board (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       6/01/2030          2,444
  2,500    Lee County                                                               5.00      10/01/2023          2,804
  2,700    Lee County                                                               5.00      10/01/2024          3,069
  4,000    Lee County Airport                                                       5.00      10/01/2033          4,451
  7,245    Lee County IDA                                                           5.00      10/01/2028          7,502
  3,750    Lee County School Board                                                  5.00       8/01/2028          4,212

================================================================================

8  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 6,560    Miami Beach Health Facilities Auth.                                      5.00%     11/15/2029     $    6,955
  2,000    Miami-Dade County                                                        5.00      10/01/2025          2,193
  6,440    Miami-Dade County Aviation                                               5.00      10/01/2026          6,781
  7,000    Miami-Dade County Aviation                                               5.00      10/01/2027          7,367
  2,000    Miami-Dade County Expressway Auth.                                       5.00       7/01/2030          2,230
  2,000    Miami-Dade County Expressway Auth.                                       5.00       7/01/2031          2,224
 10,000    Miami-Dade County Expressway Auth.                                       5.00       7/01/2028         10,844
  7,000    Miami-Dade County Expressway Auth.                                       5.00       7/01/2029          7,588
  1,000    Miami-Dade County Expressway Auth.                                       5.00       7/01/2029          1,117
  1,610    Miami-Dade County Expressway Auth.                                       5.00       7/01/2030          1,795
  1,255    Miami-Dade County Expressway Auth.                                       5.00       7/01/2031          1,396
  2,000    Miami-Dade County Expressway Auth.                                       5.00       7/01/2032          2,220
  2,000    Miami-Dade County Expressway Auth.                                       5.00       7/01/2033          2,214
  2,000    Miami-Dade County Expressway Auth.                                       5.00       7/01/2034          2,207
  4,750    Miami-Dade County Health Facilities Auth.                                5.00       8/01/2027          5,188
  4,950    Miami-Dade County Health Facilities Auth.                                5.00       8/01/2028          5,392
  5,250    Miami-Dade County Health Facilities Auth.                                5.00       8/01/2029          5,701
  3,500    Miami-Dade County Health Facilities Auth.                                5.00       8/01/2030          3,791
  5,780    Miami-Dade County Health Facilities Auth.                                5.00       8/01/2031          6,245
  7,500    Miami-Dade County IDA                                                    3.75      12/01/2018          7,518
 12,000    Orange County Health Facilities Auth.                                    5.25      10/01/2022         12,381
  5,000    Orange County Health Facilities Auth.                                    5.38      10/01/2023          5,168
  4,000    Orange County Health Facilities Auth.                                    5.00      10/01/2035          4,410
  3,055    Osceola County School Board                                              5.00       6/01/2028          3,334
  7,595    Palm Beach County Health Facilities Auth.                                5.00      11/15/2023          8,188
  2,615    Pinellas County Educational Facilities Auth.                             6.50      10/01/2031          2,830
  2,045    Pinellas County Educational Facilities Auth.                             5.38      10/01/2026          2,155
  1,995    Pinellas County Educational Facilities Auth.                             5.00      10/01/2021          2,091
  1,080    Pinellas County Educational Facilities Auth.                             4.00      10/01/2022          1,102
  1,415    Pinellas County Educational Facilities Auth.                             4.00      10/01/2023          1,438
  1,895    Pinellas County Educational Facilities Auth.                             5.00      10/01/2027          1,981
 10,000    School Board of Miami-Dade County (PRE)
             (INS - Assured Guaranty Corp.)                                         5.00       2/01/2024         10,105
  2,000    School District of Broward County                                        5.00       7/01/2029          2,261
  2,000    School District of Broward County                                        5.00       7/01/2030          2,249
  3,195    Southeast Overtown Park West
             Community Redev. Agency(a)                                             5.00       3/01/2030          3,469
  1,800    St. Lucie County (Put Date 10/01/2018)(f)                                1.70       9/01/2028          1,800
  7,370    St. Lucie County Sales Tax Revenue (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      10/01/2028          8,110
  2,045    St. Lucie County School Board                                            5.00       7/01/2025          2,254
  1,500    St. Lucie County School Board                                            5.00       7/01/2026          1,651
  5,525    Sunshine State Governmental Financing Commission                         5.00       9/01/2020          5,825

================================================================================

                                                    PORTFOLIO OF INVESTMENTS | 9

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 8,970    Sunshine State Governmental Financing Commission                         5.00%      9/01/2019     $    9,217
  1,055    Sunshine State Governmental Financing Commission
             (INS - Assured Guaranty Municipal Corp.)                               5.00       9/01/2021          1,136
  1,000    Volusia County Educational Facility Auth.                                5.00      10/15/2028          1,123
  1,000    Volusia County Educational Facility Auth.                                5.00      10/15/2029          1,119
  1,500    Volusia County Educational Facility Auth.                                5.00      10/15/2030          1,676
  1,560    Volusia County Educational Facility Auth.                                5.00      10/15/2032          1,735
                                                                                                             ----------
                                                                                                                242,923
                                                                                                             ----------
           GEORGIA (1.0%)
 19,040    Burke County Dev. Auth. (Put Date 10/01/2018)(f)                         1.93       7/01/2049         19,040
 13,900    Burke County Dev. Auth. (Put Date 10/01/2018)(f)                         1.94      10/01/2032         13,900
  8,280    Floyd County Dev. Auth. (Put Date 10/01/2018)(f)                         1.94       9/01/2026          8,280
  3,000    Private Colleges & Universities Auth.                                    5.25      10/01/2027          3,195
  2,000    Private Colleges & Universities Auth.                                    5.25      10/01/2027          2,144
                                                                                                             ----------
                                                                                                                 46,559
                                                                                                             ----------
           GUAM (0.4%)
  1,500    Government                                                               5.00      12/01/2030          1,671
  2,000    Government                                                               5.00      12/01/2031          2,217
  1,000    Government Waterworks Auth.                                              5.00       7/01/2028          1,074
  3,000    Government Waterworks Auth.                                              5.25       7/01/2033          3,226
    750    Government Waterworks Auth.                                              5.00       7/01/2023            825
    600    Government Waterworks Auth.                                              5.00       7/01/2024            667
    750    Government Waterworks Auth.                                              5.00       7/01/2025            828
  1,000    Government Waterworks Auth.                                              5.00       7/01/2029          1,085
  1,250    Government Waterworks Auth.                                              5.00       7/01/2036          1,360
  1,000    Government Waterworks Auth.                                              5.00       7/01/2036          1,097
  1,000    Power Auth. (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00      10/01/2027          1,094
  1,000    Power Auth. (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00      10/01/2030          1,092
  1,000    Power Auth.                                                              5.00      10/01/2029          1,085
  1,000    Power Auth.                                                              5.00      10/01/2030          1,082
    695    Power Auth.                                                              5.00      10/01/2031            750
  1,000    Power Auth. (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00      10/01/2032          1,092
                                                                                                             ----------
                                                                                                                 20,245
                                                                                                             ----------
           IDAHO (0.3%)
  5,805    Health Facilities Auth.                                                  5.00       3/01/2035          6,447
  4,085    Health Facilities Auth.                                                  5.00       3/01/2036          4,526
  3,000    Health Facilities Auth.                                                  5.00       3/01/2037          3,305
                                                                                                             ----------
                                                                                                                 14,278
                                                                                                             ----------

================================================================================

10  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
           ILLINOIS (14.7%)
$ 7,000    Chicago Board of Education (LIQ - Deutsche
             Bank A.G.) (LOC - Deutsche Bank A.G.)
             (Put Date 10/05/2018)(a),(f)                                           1.89%     12/01/2039     $    7,000
  6,525    Chicago Midway International Airport                                     5.00       1/01/2027          7,112
  1,635    Chicago Midway International Airport                                     5.25       1/01/2033          1,783
 11,750    Chicago Midway International Airport                                     5.00       1/01/2029         12,841
  5,175    Chicago Midway International Airport                                     5.00       1/01/2030          5,637
  6,000    Chicago Midway International Airport                                     5.00       1/01/2032          6,509
  8,910    Chicago Midway International Airport                                     5.00       1/01/2031          9,683
  3,500    Chicago Midway International Airport                                     4.00       1/01/2034          3,566
  3,000    Chicago Midway International Airport                                     4.00       1/01/2035          3,047
  9,000    Chicago O'Hare International Airport                                     5.25       1/01/2024          9,333
  3,620    Chicago O'Hare International Airport
             (INS - Assured Guaranty Municipal Corp.)                               5.00       1/01/2028          3,947
  1,500    Chicago O'Hare International Airport
             (INS - Assured Guaranty Municipal Corp.)                               5.00       1/01/2029          1,632
  2,150    Chicago O'Hare International Airport
            (INS - Assured Guaranty Municipal Corp.)                                5.13       1/01/2030          2,349
 13,480    Chicago O'Hare International Airport                                     5.25       1/01/2029         14,861
 11,560    Chicago O'Hare International Airport                                     5.00       1/01/2033         12,633
  5,675    Chicago O'Hare International Airport                                     5.00       1/01/2034          6,185
 10,200    Chicago Park District (INS - Build America
             Mutual Assurance Co.) (LIQ - Citigroup, Inc.)
             (Put Date 10/05/2018)(a),(f)                                           1.86       1/01/2022         10,200
 30,000    City of Chicago (INS - National Public
             Finance Guarantee Corp.) (Zero Coupon)                                 0.00       1/01/2023         25,976
  2,535    City of Chicago                                                          6.63      12/01/2022          2,540
  1,000    City of Chicago Wastewater Transmission                                  5.00       1/01/2031          1,077
  1,000    City of Chicago Wastewater Transmission                                  5.00       1/01/2032          1,071
  3,500    City of Chicago Wastewater Transmission                                  5.00       1/01/2033          3,754
  1,000    City of Chicago Wastewater Transmission                                  5.00       1/01/2034          1,070
  1,250    City of Chicago Wastewater Transmission                                  5.00       1/01/2035          1,336
  8,000    City of Chicago Wastewater Transmission                                  5.00       1/01/2035          8,627
  2,000    City of Chicago Waterworks                                               5.00      11/01/2031          2,166
  2,000    City of Chicago Waterworks                                               5.00      11/01/2033          2,157
  1,500    City of Chicago Waterworks                                               5.00      11/01/2028          1,674
    725    City of Chicago Waterworks                                               5.00      11/01/2029            805
  2,000    City of Chicago Waterworks                                               5.00      11/01/2030          2,214
  1,000    City of Chicago Waterworks                                               5.00      11/01/2029          1,112
  1,000    City of Chicago Waterworks                                               5.00      11/01/2031          1,102
  2,105    City of Chicago Waterworks (INS - Assured
             Guaranty Municipal Corp.)                                              5.25      11/01/2034          2,386

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                                                  PORTFOLIO OF INVESTMENTS |  11

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 1,635    City of Chicago Waterworks (INS - Assured
             Guaranty Municipal Corp.)                                              5.25%     11/01/2035     $    1,846
  2,665    City of Chicago Waterworks                                               5.00      11/01/2036          2,913
  3,145    City of Chicago Waterworks (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      11/01/2036          3,458
  2,500    City of Chicago Waterworks (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      11/01/2037          2,741
  8,500    City of Springfield                                                      5.00      12/01/2030          9,352
  3,000    City of Springfield Electric (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       3/01/2034          3,271
  2,500    Cook County                                                              5.00      11/15/2031          2,784
  2,000    Cook County                                                              5.00      11/15/2034          2,207
  2,000    Cook County                                                              5.00      11/15/2035          2,201
  3,750    Cook County Sales Tax                                                    4.00      11/15/2034          3,842
  7,000    Cook County Sales Tax                                                    5.00      11/15/2035          7,837
  5,000    Cook County Sales Tax                                                    5.00      11/15/2036          5,573
  4,500    Educational Facilities Auth.                                             4.45      11/01/2036          4,622
  9,750    Educational Facilities Auth.                                             4.00      11/01/2036          9,700
  2,220    Educational Facilities Auth.                                             3.90      11/01/2036          2,155
  3,700    Finance Auth.                                                            5.00      11/15/2034          4,008
  4,000    Finance Auth.                                                            5.00       8/15/2035          4,305
  1,400    Finance Auth.                                                            5.00       5/15/2036          1,458
  1,000    Finance Auth.                                                            5.00       8/15/2034          1,077
  2,000    Finance Auth.                                                            5.00       4/01/2023          2,001
  4,165    Finance Auth.                                                            5.00       4/01/2025          4,166
    750    Finance Auth.                                                            5.25       4/01/2022            752
  1,750    Finance Auth.                                                            5.40       4/01/2027          1,750
  3,400    Finance Auth. (PRE) (INS - National Public
             Finance Guarantee Corp.)                                               5.00      11/01/2023          3,409
  2,080    Finance Auth. (ETM)                                                      5.00       2/15/2020          2,163
  1,710    Finance Auth. (PRE)                                                      5.00       2/15/2022          1,778
  7,140    Finance Auth. (PRE)                                                      5.13       2/15/2025          7,437
 20,000    Finance Auth.                                                            3.90       3/01/2030         20,433
  3,000    Finance Auth.                                                            5.00      11/15/2035          3,240
  1,875    Finance Auth.                                                            5.00       5/15/2031          1,974
  2,055    Finance Auth.                                                            3.25       5/15/2022          2,068
  3,065    Finance Auth.                                                            4.00       5/15/2027          3,119
  7,665    Finance Auth.                                                            5.38       8/15/2026          8,232
  8,210    Finance Auth.                                                            4.50       5/15/2025          8,661
  8,250    Finance Auth.                                                            5.50       7/01/2028          9,106
  1,000    Finance Auth.                                                            5.00       5/15/2030          1,065
  1,100    Finance Auth.                                                            5.00       5/15/2035          1,156
  3,385    Finance Auth.                                                            5.00       9/01/2034          3,734
  3,500    Finance Auth.                                                            5.00      12/01/2034          3,833

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12  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 5,000    Finance Auth.                                                            4.00%     12/01/2035     $    4,902
  3,000    Finance Auth.                                                            4.00      12/01/2036          2,932
 18,000    Finance Auth.                                                            4.00       2/15/2036         18,372
  1,000    Finance Auth.                                                            4.00      10/01/2031          1,033
  1,000    Finance Auth.                                                            4.00      10/01/2032          1,029
  1,000    Finance Auth.                                                            4.00      10/01/2034          1,021
  1,500    Finance Auth.                                                            5.00       8/15/2032          1,626
  1,155    Finance Auth.                                                            5.00       8/15/2033          1,248
  1,000    Finance Auth.                                                            5.00       2/15/2037          1,080
  7,650    Finance Auth.                                                            5.00       2/15/2027          7,812
  2,800    Kane Cook & DuPage Counties School District
             No. U-46                                                               5.00       1/01/2032          3,081
  4,000    Kane Cook & DuPage Counties School District
             No. U-46                                                               5.00       1/01/2033          4,392
  5,000    Kendall Kane & Will Counties Community
             Unit School District No. 308                                           5.00       2/01/2035          5,488
  6,000    Kendall Kane & Will Counties Community
             Unit School District No. 308                                           5.00       2/01/2036          6,565
  1,210    Madison County Community Unit School District
             No. 7 (INS - Build America Mutual Assurance Co.)                       5.00      12/01/2028          1,323
  1,250    Madison County Community Unit School District
             No. 7 (INS - Build America Mutual Assurance Co.)                       5.00      12/01/2029          1,363
  1,000    Madison-Macoupin Etc Counties CCD No. 536
             (INS - Assured Guaranty Municipal Corp.)                               5.00      11/01/2031          1,107
  2,000    Madison-Macoupin Etc Counties CCD No. 536
             (INS - Assured Guaranty Municipal Corp.)                               5.00      11/01/2032          2,205
    750    Madison-Macoupin Etc Counties CCD No. 536
             (INS - Assured Guaranty Municipal Corp.)                               5.00      11/01/2033           824
  5,000    Metropolitan Pier & Exposition Auth. (INS - Assured
             Guaranty Municipal Corp.) (Zero Coupon)                                0.00       6/15/2026          3,699
 14,650    Municipal Electric Agency                                                4.00       2/01/2033         15,127
  1,800    Northern Illinois Municipal Power Agency                                 4.00      12/01/2031          1,842
  2,100    Northern Illinois Municipal Power Agency                                 4.00      12/01/2032          2,144
  4,000    Northern Illinois Municipal Power Agency                                 4.00      12/01/2033          4,070
  5,000    Northern Illinois Municipal Power Agency                                 4.00      12/01/2035          5,052
 10,000    Railsplitter Tobacco Settlement Auth. (PRE)                              5.50       6/01/2023         10,860
 23,160    Regional Transportation Auth.                                            4.00       7/01/2034         23,796
 11,650    Regional Transportation Auth.                                            4.00       7/01/2035         11,882
  3,700    Sangamon County School District No. 186
             (INS - Build America Mutual Assurance Co.)                             5.00       2/01/2024          4,118
  7,200    Sangamon County School District No. 186
             (INS - Build America Mutual Assurance Co.)                             5.00       2/01/2025          7,882
  4,215    Sangamon County School District No. 186
             (INS - Build America Mutual Assurance Co.)                             5.00       2/01/2026          4,720

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                                                  PORTFOLIO OF INVESTMENTS |  13

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 5,000    Sports Facilities Auth. (INS - Assured Guaranty
             Municipal Corp.)                                                       5.25%      6/15/2031     $    5,443
  3,000    Sports Facilities Auth. (INS - Assured Guaranty
             Municipal Corp.)                                                       5.25       6/15/2030          3,274
  5,000    Sports Facilities Auth. (INS - Assured Guaranty
             Municipal Corp.)                                                       5.25       6/15/2032          5,430
  5,000    State (INS - Assured Guaranty Municipal Corp.)                           5.00       1/01/2021          5,151
  7,000    State (INS - Assured Guaranty Municipal Corp.)                           4.00       2/01/2030          7,179
 10,000    State                                                                    5.00      11/01/2032         10,390
 10,000    State (INS - Assured Guaranty Municipal Corp.)                           5.00       4/01/2029         10,666
  9,000    State                                                                    5.25       2/01/2031          9,495
  2,990    State (LIQ - Deutsche Bank A.G.) (LOC - Deutsche
             Bank A.G.) (Put Date 10/05/2018)(a),(f)                                1.81       4/01/2037          2,990
 25,995    State (LIQ - Deutsche Bank A.G.) (LOC - Deutsche
             Bank A.G.) (Put Date 10/05/2018)(a),(f)                                1.81       2/01/2039         25,995
 10,000    State (INS - Build America Mutual Assurance Co.)                         5.00      11/01/2025         11,039
  5,870    State Toll Highway Auth.                                                 5.00       1/01/2034          6,525
  5,600    State Toll Highway Auth.                                                 5.00       1/01/2035          6,196
  7,000    State Toll Highway Auth.                                                 5.00       1/01/2036          7,710
  5,000    State Toll Highway Auth.                                                 5.00      12/01/2032          5,595
  6,000    State Toll Highway Auth.                                                 5.00       1/01/2033          6,766
  2,500    State Toll Highway Auth.                                                 5.00       1/01/2034          2,797
  2,000    State Toll Highway Auth.                                                 5.00       1/01/2035          2,234
 12,475    University of Illinois                                                   4.00       4/01/2033         12,572
  1,750    Village of Bolingbrook (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       1/01/2029          1,979
  1,500    Village of Bolingbrook (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       1/01/2030          1,690
  2,400    Village of Bolingbrook (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       1/01/2031          2,692
  2,350    Village of Bolingbrook (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       1/01/2032          2,624
  1,450    Village of Bolingbrook (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       1/01/2033          1,613
  1,500    Village of Bolingbrook (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       1/01/2038          1,637
  5,225    Village of Gilberts (INS - Build America Mutual
             Assurance Co.)                                                         5.00       3/01/2030          5,582
  2,010    Village of Rosemont (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00      12/01/2025          2,244
  2,110    Village of Rosemont (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00      12/01/2026          2,376
  1,250    Volo Village Special Service Area No. 3 & 6
             (INS - Assured Guaranty Municipal Corp.)                               4.00       3/01/2036          1,221

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14  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 2,997    Volo Village Special Service Area No. 3 & 6
             (INS - Assured Guaranty Municipal Corp.)                               5.00%      3/01/2034     $    3,268
  1,835    Williamson, Jackson, Etc Counties Community
             Unit School District No. 4 (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      12/01/2028          1,972
  1,925    Williamson, Jackson, Etc Counties
             Community Unit School District No. 4
             (INS - Assured Guaranty Municipal Corp.)                               5.00      12/01/2029          2,061
  2,025    Williamson, Jackson, Etc Counties Community
             Unit School District No. 4 (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      12/01/2030          2,159
  6,000    Williamson, Jackson, Etc Counties Community
             Unit School District No. 4 (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      12/01/2034          6,328
                                                                                                             ----------
                                                                                                                692,300
                                                                                                             ----------
           INDIANA (1.1%)
  5,750    City of Rockport                                                         3.05       6/01/2025          5,736
 10,500    Finance Auth.                                                            5.00       6/01/2032         10,479
  1,470    Finance Auth.                                                            5.00       5/01/2024          1,629
  1,200    Finance Auth.                                                            5.00       5/01/2027          1,315
  6,000    Finance Auth.                                                            3.13      12/01/2024          6,069
  1,250    Finance Auth.                                                            5.00       9/01/2030          1,410
  1,500    Finance Auth.                                                            5.00       9/01/2031          1,685
  8,000    Finance Auth. (Put Date 12/03/2018)(f)                                   1.85       5/01/2028          7,997
  1,165    Hammond Multi-School Building Corp.                                      5.00       7/15/2033          1,314
  1,000    Hammond Multi-School Building Corp.                                      5.00       7/15/2034          1,124
  1,250    Hammond Multi-School Building Corp.                                      5.00       7/15/2035          1,403
  3,000    Hammond Multi-School Building Corp.                                      5.00       7/15/2038          3,344
  3,000    Jasper County (INS - National Public Finance
             Guarantee Corp.)                                                       5.85       4/01/2019          3,055
  6,500    Richmond Hospital Auth.                                                  5.00       1/01/2035          7,031
                                                                                                             ----------
                                                                                                                 53,591
                                                                                                             ----------
           IOWA (0.7%)
  5,425    Finance Auth.                                                            4.00       8/15/2035          5,477
 16,305    Finance Auth.                                                            4.00       8/15/2036         16,408
  2,475    Waterloo Community School District (PRE)                                 5.00       7/01/2024          2,532
  2,775    Waterloo Community School District (PRE)                                 5.00       7/01/2025          2,839
  4,510    Waterloo Community School District (PRE)                                 5.00       7/01/2027          4,614
                                                                                                             ----------
                                                                                                                 31,870
                                                                                                             ----------
           KANSAS (0.3%)
 10,000    City of Wichita                                                          4.63       9/01/2033          9,769
  3,000    City of Wichita                                                          4.20       9/01/2027          2,978
                                                                                                             ----------
                                                                                                                 12,747
                                                                                                             ----------

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                                                  PORTFOLIO OF INVESTMENTS |  15

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
           KENTUCKY (2.1%)
$ 2,410    City of Ashland                                                          4.00%      2/01/2036     $    2,380
  3,725    City of Pikeville                                                        5.75       3/01/2026          3,947
  5,025    Economic Dev. Finance Auth. (Put Date 12/03/2018)(f)                     1.85       4/01/2031          5,023
  6,750    Economic Dev. Finance Auth.                                              5.00       5/15/2026          7,328
  7,205    Economic Dev. Finance Auth.                                              5.00       5/15/2031          7,620
  2,500    Economic Dev. Finance Auth.                                              5.00       5/15/2036          2,614
  6,130    Economic Dev. Finance Auth. (Zero Coupon)                                0.00      10/01/2024          5,043
 15,720    Economic Dev. Finance Auth. (LIQ - Deutsche
             Bank A.G.) (LOC - Deutsche Bank A.G.)
             (Put Date 10/05/2018)(a),(f)                                           1.73       1/01/2045         15,720
  2,760    Louisville/Jefferson County Metropolitan Gov't                           5.00      12/01/2023          2,971
  7,160    Louisville/Jefferson County Metropolitan Gov't                           5.00      12/01/2024          7,687
  3,830    Louisville/Jefferson County Metropolitan Gov't                           5.00      12/01/2022          4,138
  7,000    Municipal Power Agency (Put Date 3/01/2026)(b)                           3.45       9/01/2042          6,923
  2,000    State Property & Building Commission                                     5.00       2/01/2032          2,198
  2,250    State Property & Building Commission                                     5.00       2/01/2033          2,463
  1,000    State Property & Building Commission                                     5.00       5/01/2035          1,108
  1,000    State Property & Building Commission                                     5.00       5/01/2036          1,104
  3,000    State Property & Building Commission                                     5.00       5/01/2037          3,297
 15,000    Trimble County                                                           3.75       6/01/2033         14,916
                                                                                                             ----------
                                                                                                                 96,480
                                                                                                             ----------
           LOUISIANA (5.2%)
  2,000    City of New Orleans Aviation Board (INS - Assured
             Guaranty Municipal Corp.)(d)                                           5.00      10/01/2037          2,224
    700    City of New Orleans Sewerage Service                                     5.00       6/01/2031            779
  1,150    City of New Orleans Sewerage Service                                     5.00       6/01/2032          1,278
  1,500    City of New Orleans Sewerage Service                                     5.00       6/01/2034          1,658
  1,500    City of New Orleans Water System                                         5.00      12/01/2033          1,664
  1,500    City of New Orleans Water System                                         5.00      12/01/2035          1,653
  5,330    City of Shreveport Water & Sewer (INS - Build
             America Mutual Assurance Co.)                                          5.00      12/01/2031          5,897
  5,125    City of Shreveport Water & Sewer (INS - Build
             America Mutual Assurance Co.)                                          5.00      12/01/2032          5,661
  1,515    City of Shreveport Water & Sewer (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      12/01/2033          1,691
  1,500    City of Shreveport Water & Sewer (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      12/01/2034          1,672
  1,510    City of Shreveport Water & Sewer (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      12/01/2035          1,680
  1,000    City of Shreveport Water & Sewer (INS - Build
             America Mutual Assurance Co.)                                          5.00      12/01/2030          1,156

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16  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 2,000    City of Shreveport Water & Sewer (INS - Build
             America Mutual Assurance Co.)                                          5.00%     12/01/2031     $    2,301
  2,750    Jefferson Parish Hospital Service District No. 1
             (PRE) (INS - Assured Guaranty Municipal Corp.)                         5.50       1/01/2026          2,952
  3,000    Jefferson Parish Hospital Service District No. 1
             (PRE) (INS - Assured Guaranty Municipal Corp.)                         5.38       1/01/2031          3,212
  3,750    Local Government Environmental Facilities &
             Community Dev. Auth.                                                   6.50       8/01/2029          4,038
 18,750    Local Government Environmental Facilities &
             Community Dev. Auth.                                                   3.50      11/01/2032         18,180
  2,000    Public Facilities Auth. (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       6/01/2036          2,198
 14,000    Public Facilities Auth.                                                  3.50       6/01/2030         14,045
  2,735    Public Facilities Auth.                                                  4.00      12/15/2032          2,873
  3,095    Public Facilities Auth.                                                  4.00      12/15/2033          3,238
  1,745    Public Facilities Auth.                                                  5.00       7/01/2028          1,999
  1,695    Public Facilities Auth.                                                  5.00       7/01/2030          1,914
    750    Public Facilities Auth.                                                  5.00       7/01/2033            832
  2,975    Public Facilities Auth.                                                  5.00       5/15/2034          3,288
  2,000    Public Facilities Auth.                                                  5.00       5/15/2035          2,203
  1,560    Public Facilities Auth.                                                  5.00       5/15/2036          1,712
     25    Public Facilities Auth. (PRE)                                            5.00       5/15/2034             29
     35    Public Facilities Auth. (PRE)                                            4.00       5/15/2035             38
  2,225    Public Facilities Auth.                                                  5.00       5/15/2034          2,448
  3,465    Public Facilities Auth.                                                  4.00       5/15/2035          3,488
     15    Public Facilities Auth. (PRE)                                            4.00       5/15/2036             16
  1,485    Public Facilities Auth.                                                  4.00       5/15/2036          1,488
     55    Public Facilities Auth. (PRE)                                            5.00       7/01/2033             64
     85    Public Facilities Auth. (PRE)                                            5.00       7/01/2034             98
  8,940    Public Facilities Auth.                                                  5.00       7/01/2033          9,824
 13,465    Public Facilities Auth.                                                  5.00       7/01/2034         14,762
 16,750    St. Charles Parish (Put Date 6/01/2022)(b)                               4.00      12/01/2040         17,564
 35,100    St. James Parish (Put Date 10/05/2018)(f)                                1.70      11/01/2040         35,100
 34,000    St. James Parish (Put Date 10/05/2018)(f)                                1.70      11/01/2040         34,000
  1,000    State University & Agricultural & Mechanical College                     4.00       7/01/2031          1,036
  1,000    State University & Agricultural & Mechanical College                     4.00       7/01/2032          1,034
  1,000    State University & Agricultural & Mechanical College                     4.00       7/01/2033          1,030
    875    Terrebonne Parish Hospital Service District No. 1 (PRE)                  5.00       4/01/2022            913
    925    Terrebonne Parish Hospital Service District No. 1 (PRE)                  5.00       4/01/2023            965
    720    Terrebonne Parish Hospital Service District No. 1 (PRE)                  4.65       4/01/2024            748
  1,535    Terrebonne Parish Hospital Service District No. 1 (PRE)                  5.00       4/01/2028          1,602
  1,565    Terrebonne Parish Hospital Service District No. 1                        5.00       4/01/2022          1,627
  1,645    Terrebonne Parish Hospital Service District No. 1                        5.00       4/01/2023          1,709

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                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 1,280    Terrebonne Parish Hospital Service District No. 1                        4.65%      4/01/2024     $    1,317
  2,715    Terrebonne Parish Hospital Service District No. 1                        5.00       4/01/2028          2,796
  5,000    Tobacco Settlement Financing Corp.                                       5.00       5/15/2023          5,514
 10,000    Tobacco Settlement Financing Corp.                                       5.25       5/15/2031         10,612
                                                                                                             ----------
                                                                                                                241,820
                                                                                                             ----------
           MAINE (0.3%)
 11,500    Health & Higher Educational Facilities Auth.                             6.00       7/01/2026         12,049
  1,635    Health & Higher Educational Facilities Auth.                             5.00       7/01/2024          1,756
  1,000    Health & Higher Educational Facilities Auth.                             5.00       7/01/2026          1,066
  1,000    Health & Higher Educational Facilities Auth.                             5.00       7/01/2027          1,063
                                                                                                             ----------
                                                                                                                 15,934
                                                                                                             ----------
           MARYLAND (1.1%)
  3,000    City of Gaithersburg(d)                                                  5.00       1/01/2033          3,294
  1,000    City of Gaithersburg(d)                                                  5.00       1/01/2036          1,090
  2,500    EDC                                                                      6.20       9/01/2022          2,542
  1,250    EDC                                                                      5.00       6/01/2030          1,410
  1,000    EDC                                                                      5.00       6/01/2031          1,123
  1,000    EDC                                                                      5.00       6/01/2032          1,116
  2,000    EDC                                                                      5.00       6/01/2035          2,210
  1,000    Health & Higher Educational Facilities Auth.                             5.00       7/01/2033          1,094
  1,000    Health & Higher Educational Facilities Auth.                             5.00       7/01/2034          1,089
  1,310    Health & Higher Educational Facilities Auth.                             5.00       7/01/2035          1,420
  1,000    Health & Higher Educational Facilities Auth.                             5.00       7/01/2036          1,079
  1,415    Health & Higher Educational Facilities Auth.                             5.50       1/01/2029          1,635
  1,750    Health & Higher Educational Facilities Auth.                             5.50       1/01/2030          2,014
  1,585    Health & Higher Educational Facilities Auth.                             5.50       1/01/2031          1,813
  5,000    Health & Higher Educational Facilities Auth.                             5.50       1/01/2036          5,623
  1,000    Health & Higher Educational Facilities Auth.                             5.00       7/01/2033          1,087
  2,200    Health & Higher Educational Facilities Auth.                             5.00       7/01/2034          2,386
  2,500    Health & Higher Educational Facilities Auth.                             5.00       7/01/2034          2,710
  3,190    Health & Higher Educational Facilities Auth.                             5.00       7/01/2031          3,492
  6,505    Health & Higher Educational Facilities Auth.                             5.00       7/01/2032          7,101
  3,600    Health & Higher Educational Facilities Auth.                             5.00       7/01/2033          3,916
                                                                                                             ----------
                                                                                                                 49,244
                                                                                                             ----------
           MASSACHUSETTS (1.7%)
    110    Clean Water Trust                                                        4.75       8/01/2025            110
  6,000    Dev. Finance Agency (PRE)                                                5.75      12/01/2042          6,134
  2,000    Dev. Finance Agency                                                      5.00       7/01/2030          2,082
    640    Dev. Finance Agency                                                      5.00       7/01/2020            669
  1,480    Dev. Finance Agency                                                      5.00       7/01/2022          1,605
  1,720    Dev. Finance Agency                                                      5.00       7/01/2027          1,832

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18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$   450    Dev. Finance Agency                                                      5.00%      1/01/2031     $      496
    645    Dev. Finance Agency                                                      5.00       1/01/2032            708
    535    Dev. Finance Agency                                                      5.00       1/01/2033            586
  2,155    Dev. Finance Agency                                                      5.00       4/15/2033          2,292
    700    Dev. Finance Agency                                                      5.00       1/01/2034            764
    735    Dev. Finance Agency                                                      5.00       1/01/2035            799
  1,000    Dev. Finance Agency                                                      5.00       1/01/2036          1,083
  2,000    Dev. Finance Agency                                                      5.00       7/01/2030          2,223
  1,675    Dev. Finance Agency                                                      5.00       7/01/2031          1,853
  2,000    Dev. Finance Agency                                                      5.00       7/01/2036          2,176
  1,250    Dev. Finance Agency                                                      5.00       7/01/2032          1,386
  1,250    Dev. Finance Agency                                                      5.00       7/01/2033          1,381
  1,000    Dev. Finance Agency                                                      5.00       7/01/2034          1,101
  5,780    Dev. Finance Agency (PRE)                                                6.00       7/01/2024          5,956
  3,220    Dev. Finance Agency                                                      6.00       7/01/2024          3,304
  1,500    Dev. Finance Agency                                                      5.00       7/01/2035          1,627
  1,000    Dev. Finance Agency                                                      5.00       7/01/2036          1,080
  3,600    Dev. Finance Agency(a)                                                   4.00      10/01/2032          3,570
  1,000    Dev. Finance Agency(a)                                                   5.00      10/01/2037          1,066
  2,700    Dev. Finance Agency (PRE)                                                6.25       1/01/2027          2,948
  1,800    Dev. Finance Agency                                                      6.25       1/01/2027          1,951
  5,375    Dev. Finance Agency                                                      5.00       7/01/2035          5,919
  4,415    Dev. Finance Agency                                                      5.00       7/01/2036          4,843
  5,285    Dev. Finance Agency                                                      5.00       7/01/2037          5,770
  5,000    Dev. Finance Agency                                                      5.00       7/01/2038          5,446
  4,000    Health & Educational Facilities Auth.                                    5.00       7/15/2027          4,034
  3,110    Health & Educational Facilities Auth.                                    5.00       7/01/2019          3,173
                                                                                                             ----------
                                                                                                                 79,967
                                                                                                             ----------
           MICHIGAN (2.0%)
  2,000    Finance Auth. (NBGA - Michigan School
           Bond Qualification & Loan Program)                                       5.00       5/01/2024          2,248
  1,700    Finance Auth. (NBGA - Michigan School
           Bond Qualification & Loan Program)                                       5.00       5/01/2025          1,936
  8,200    Finance Auth.                                                            5.00      12/01/2034          9,196
  4,600    Finance Auth.                                                            5.00      12/01/2035          5,129
  6,000    Finance Auth.                                                            4.00      11/15/2035          6,016
  1,000    Finance Auth.                                                            4.00      11/15/2036            999
  1,000    Finance Auth.                                                            5.00      11/01/2034          1,145
  1,000    Finance Auth.                                                            5.00      11/01/2035          1,140
  1,000    Finance Auth.                                                            5.00      11/01/2036          1,136
  1,250    Finance Auth.                                                            5.00      11/01/2037          1,410
 10,000    Grand Traverse County Hospital Finance Auth.                             5.00       7/01/2029         10,764
 13,560    Great Lakes Water Auth. Water Supply System                              4.00       7/01/2032         13,776

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                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$12,000    Kent Hospital Finance Auth.                                              5.00%     11/15/2029     $   12,872
  2,775    Livonia Public Schools School District
             (INS - Assured Guaranty Municipal Corp.)                               5.00       5/01/2032          3,109
  2,875    Livonia Public Schools School District
             (INS - Assured Guaranty Municipal Corp.)                               5.00       5/01/2033          3,204
  2,965    Livonia Public Schools School District
             (INS - Assured Guaranty Municipal Corp.)                               5.00       5/01/2034          3,288
  3,065    Livonia Public Schools School District
             (INS - Assured Guaranty Municipal Corp.)                               5.00       5/01/2035          3,382
  2,770    Livonia Public Schools School District
             (INS - Assured Guaranty Municipal Corp.)                               5.00       5/01/2036          3,046
  3,000    State Building Auth.                                                     5.00      10/15/2029          3,342
  3,000    State Trunk Line Revenue                                                 5.00      11/01/2019          3,099
  2,000    State Trunk Line Revenue                                                 5.00      11/01/2020          2,066
                                                                                                             ----------
                                                                                                                 92,303
                                                                                                             ----------
           MINNESOTA (0.2%)
  5,000    City of Minneapolis(d)                                                   5.00      11/15/2036          5,584
  1,750    City of St. Paul Housing & Redev. Auth. (PRE)                            5.00      11/15/2029          2,032
  1,275    City of St. Paul Housing & Redev. Auth. (PRE)                            5.00      11/15/2030          1,481
                                                                                                             ----------
                                                                                                                  9,097
                                                                                                             ----------
           MISSISSIPPI (0.2%)
  7,000    Dev. Bank (INS - Assured Guaranty Municipal Corp.)                       5.00       9/01/2030          7,524
  2,000    Dev. Bank                                                                5.00       4/01/2028          2,176
  1,800    Jackson County (Put Date 10/01/2018)(f)                                  1.75       6/01/2023          1,800
                                                                                                             ----------
                                                                                                                 11,500
                                                                                                             ----------
           MISSOURI (0.6%)
  2,570    Cape Girardeau County IDA                                                6.00       3/01/2033          2,890
  1,780    Cape Girardeau County IDA                                                5.00       6/01/2025          1,925
  2,555    Cape Girardeau County IDA                                                5.00       6/01/2027          2,748
    500    Cape Girardeau County IDA                                                5.00       3/01/2032            541
    750    Cape Girardeau County IDA                                                5.00       3/01/2036            800
  1,000    Dev. Finance Board                                                       5.00       6/01/2030          1,092
  4,215    Dev. Finance Board                                                       5.00       6/01/2031          4,596
  2,350    Health & Educational Facilities Auth.                                    5.25       5/01/2033          2,536
  2,310    Health & Educational Facilities Auth.                                    5.00       5/01/2030          2,526
  1,380    St. Louis County IDA                                                     5.00       9/01/2023          1,462
  2,750    St. Louis County IDA                                                     5.50       9/01/2033          3,037
  2,075    Stoddard County IDA                                                      6.00       3/01/2037          2,315
                                                                                                             ----------
                                                                                                                 26,468
                                                                                                             ----------
           MONTANA (0.2%)
  8,500    City of Forsyth                                                          3.90       3/01/2031          8,645
                                                                                                             ----------

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20  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
           NEBRASKA (0.2%)
$ 3,550    Central Plains Energy Project                                            5.00%      9/01/2036     $    4,095
  1,250    Douglas County Hospital Auth. No. 3                                      5.00      11/01/2028          1,407
  1,600    Douglas County Hospital Auth. No. 3                                      5.00      11/01/2030          1,783
  2,400    Public Power Generation Agency                                           5.00       1/01/2037          2,644
                                                                                                             ----------
                                                                                                                  9,929
                                                                                                             ----------
           NEVADA (2.0%)
    620    City of Carson                                                           5.00       9/01/2029            697
  1,000    City of Carson                                                           5.00       9/01/2031          1,117
  1,000    City of Carson                                                           5.00       9/01/2033          1,109
  1,950    City of Carson                                                           5.00       9/01/2037          2,130
  1,870    City of North Las Vegas (INS - Assured
             Guaranty Municipal Corp.)(d)                                           4.00       6/01/2035          1,897
  7,345    City of North Las Vegas (INS - Assured
             Guaranty Municipal Corp.)(d)                                           4.00       6/01/2037          7,380
  6,135    City of North Las Vegas (INS - Assured
             Guaranty Municipal Corp.)(d)                                           4.00       6/01/2038          6,149
 20,470    Clark County Department of Aviation                                      5.00       7/01/2032         22,570
 10,845    Clark County Department of Aviation                                      5.00       7/01/2033         11,922
  3,660    Clark County Department of Aviation                                      5.00       7/01/2026          4,264
  2,220    Clark County Department of Aviation                                      5.00       7/01/2027          2,614
 18,000    Humboldt County                                                          5.15      12/01/2024         18,463
  2,000    Las Vegas Convention & Visitors Auth.                                    4.00       7/01/2033          2,063
  4,560    Las Vegas Convention & Visitors Auth.                                    4.00       7/01/2034          4,688
  5,075    Las Vegas Convention & Visitors Auth.                                    4.00       7/01/2035          5,201
                                                                                                             ----------
                                                                                                                 92,264
                                                                                                             ----------
           NEW HAMPSHIRE (0.2%)
  2,880    Health & Education Facilities Auth.                                      5.00       8/01/2034          3,219
  2,700    Health & Education Facilities Auth.                                      5.00       8/01/2035          3,001
  2,000    Health & Education Facilities Auth.                                      5.00       8/01/2036          2,212
  1,500    Health & Education Facilities Auth.                                      5.00       8/01/2037          1,649
                                                                                                             ----------
                                                                                                                 10,081
                                                                                                             ----------
           NEW JERSEY (6.3%)
    400    Building Auth. (PRE)                                                     4.00       6/15/2030            440
    600    Building Auth.                                                           4.00       6/15/2030            607
  1,000    Casino Reinvestment Dev. Auth. (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      11/01/2029          1,075
  1,000    Casino Reinvestment Dev. Auth. (INS - Assured
             Guaranty Municipal Corp.)                                              5.00      11/01/2030          1,072
    630    City of Atlantic City (INS - Build America Mutual
             Assurance Co.)                                                         5.00       3/01/2032            700

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                                                  PORTFOLIO OF INVESTMENTS |  21

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$   750    City of Atlantic City (INS - Build America
             Mutual Assurance Co.)                                                  5.00%      3/01/2037     $      816
  1,660    City of Atlantic City (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       3/01/2032          1,849
  1,250    City of Atlantic City (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       3/01/2037          1,367
  1,135    City of Bayonne (INS - Build America Mutual
             Assurance Co.)                                                         5.00       7/01/2034          1,247
  1,000    City of Bayonne (INS - Build America Mutual
             Assurance Co.)                                                         5.00       7/01/2035          1,097
  4,750    City of Newark(e)                                                        2.50      11/30/2018          4,752
  8,000    City of Union(e)                                                         2.50       3/21/2019          8,015
 10,000    EDA (MUNIPSA + 1.60%)                                                    3.16(c)    3/01/2028          9,901
 10,000    EDA (INS - Assured Guaranty Municipal Corp.)                             5.00       6/15/2025         11,041
  9,000    EDA                                                                      5.25       6/15/2033          9,832
  7,300    EDA (PRE)                                                                5.25       9/01/2022          7,831
  7,300    EDA (ETM)                                                                5.25       9/01/2019          7,510
  2,700    EDA                                                                      5.25       9/01/2022          2,855
  2,700    EDA                                                                      5.25       9/01/2019          2,771
  3,500    EDA                                                                      4.45       6/01/2023          3,617
  5,125    EDA                                                                      5.00       6/15/2025          5,655
  2,500    EDA                                                                      5.00       6/15/2026          2,659
 18,410    EDA                                                                      5.00       3/01/2025         19,795
 10,000    EDA (MUNIPSA + 1.55%)                                                    3.11(c)    9/01/2027          9,930
  1,500    EDA                                                                      3.13       7/01/2029          1,453
  1,000    EDA                                                                      3.38       7/01/2030            978
  5,740    Educational Facilities Auth.                                             5.50       9/01/2028          6,540
  4,000    Educational Facilities Auth.                                             5.50       9/01/2029          4,537
  3,000    Educational Facilities Auth.                                             5.50       9/01/2030          3,403
  4,590    Educational Facilities Auth.                                             5.50       9/01/2031          5,189
  8,075    Educational Facilities Auth.                                             5.50       9/01/2032          9,105
  3,000    Educational Facilities Auth. (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       7/01/2034          3,385
  3,350    Educational Facilities Auth. (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       7/01/2035          3,763
  1,800    Educational Facilities Auth. (INS - Assured
             Guaranty Municipal Corp.)                                              4.00       7/01/2036          1,824
    500    Educational Facilities Auth.                                             4.00       7/01/2033            519
    750    Educational Facilities Auth.                                             4.00       7/01/2034            776
  1,250    Educational Facilities Auth.                                             4.00       7/01/2035          1,289
  4,535    Essex County Improvement Auth. (INS - Assured
             Guaranty Municipal Corp.)                                              6.00      11/01/2025          4,848
  1,500    Health Care Facilities Financing Auth.
             (INS - Assured Guaranty Municipal Corp.)                               5.00       7/01/2030          1,671

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22  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 2,000    Health Care Facilities Financing Auth.
             (INS - Assured Guaranty Municipal Corp.)                               5.00%      7/01/2027     $    2,254
  2,000    Health Care Facilities Financing Auth.                                   5.00      10/01/2033          2,193
  2,000    Health Care Facilities Financing Auth.                                   5.00      10/01/2034          2,183
  2,620    Health Care Facilities Financing Auth.                                   5.00      10/01/2035          2,849
 16,840    Morris County Improvement Auth. (LIQ - Deutsche
             Bank A.G.) (LOC - Deutsche
             Bank A.G.) (Put Date 10/05/2018)(a),(f)                                1.96      10/01/2047         16,840
  1,455    New Brunswick Parking Auth. (INS - Build America
             Mutual Assurance Co.)                                                  5.00       9/01/2035          1,625
  2,000    New Brunswick Parking Auth. (INS - Build America
             Mutual Assurance Co.)                                                  5.00       9/01/2036          2,226
    500    Newark Housing Auth. (INS - Assured Guaranty
             Municipal Corp.)                                                       4.00      12/01/2029            515
    750    Newark Housing Auth. (INS - Assured Guaranty
             Municipal Corp.)                                                       4.00      12/01/2030            769
    500    Newark Housing Auth. (INS - Assured Guaranty
             Municipal Corp.)                                                       4.00      12/01/2031            511
    500    South Jersey Transportation Auth. LLC                                    5.00      11/01/2030            546
    750    South Jersey Transportation Auth. LLC                                    5.00      11/01/2031            818
  1,085    South Jersey Transportation Auth. LLC                                    5.00      11/01/2034          1,174
  5,000    Tobacco Settlement Financing Corp.                                       5.00       6/01/2036          5,524
  5,000    Transportation Trust Fund Auth. (INS - AMBAC
             Assurance Corp.)                                                       5.25      12/15/2022          5,495
  3,000    Transportation Trust Fund Auth.                                          5.00       6/15/2030          3,308
 10,000    Transportation Trust Fund Auth.
             (MUNIPSA + 1.20%) (Put Date 12/15/2021)(b)                             2.76(c)    6/15/2034         10,079
  2,000    Transportation Trust Fund Auth.                                          5.25       6/15/2033          2,185
  3,000    Transportation Trust Fund Auth.                                          5.25       6/15/2034          3,268
 20,000    Transportation Trust Fund Auth. (Zero Coupon)                            0.00      12/15/2025         15,132
  3,000    Transportation Trust Fund Auth.                                          5.00       6/15/2031          3,293
 10,000    Turnpike Auth.                                                           5.00       1/01/2034         11,059
  7,675    Turnpike Auth.                                                           5.00       1/01/2034          8,599
  4,725    Turnpike Auth.                                                           5.00       1/01/2035          5,277
  3,500    Turnpike Auth.                                                           4.00       1/01/2035          3,629
  7,000    Turnpike Auth. (PRE)                                                     5.00       1/01/2021          7,055
 13,000    Turnpike Auth. (PRE)                                                     5.00       1/01/2021         13,103
                                                                                                             ----------
                                                                                                                297,223
                                                                                                             ----------
           NEW MEXICO (1.1%)
 20,000    City of Farmington (Put Date 6/01/2020)(b)                               5.20       6/01/2040         20,887
 20,000    City of Farmington                                                       4.70       5/01/2024         21,010
 12,000    City of Farmington (Put Date 10/01/2021)(b)                              1.88       4/01/2033         11,730
                                                                                                             ----------
                                                                                                                 53,627
                                                                                                             ----------

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                                                  PORTFOLIO OF INVESTMENTS |  23

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
           NEW YORK (4.7%)
$ 3,700    Chautauqua Tobacco Asset Securitization Corp.                            5.00%      6/01/2034     $    3,872
  5,000    City of New York                                                         5.13      11/15/2022          5,020
  5,000    City of New York                                                         5.25      11/15/2024          5,021
  3,500    City of New York Transitional Finance Auth.
             Building Aid                                                           5.00       1/15/2022          3,531
 15,350    City of New York Transitional Finance Auth.
             Building Aid                                                           5.00       7/15/2034         17,059
  4,000    City of New York Transitional Finance Auth.
             Building Aid                                                           5.00       7/15/2035          4,534
 25,000    City of New York Transitional Finance Auth.
             Future Tax Secured (PRE)                                               5.00       5/01/2026         25,452
    575    City of Newburgh                                                         5.00       6/15/2023            626
  5,415    City of Oyster Bay                                                       4.00       2/15/2024          5,690
  9,750    City of Oyster Bay                                                       4.00       2/15/2025         10,277
  3,000    City of Oyster Bay                                                       4.00       2/15/2026          3,169
  2,600    City of Yonkers (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00      10/01/2023          2,829
  4,405    Dormitory Auth. (ETM)                                                    5.30       2/15/2019          4,462
  1,000    Dormitory Auth. (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00      10/01/2027          1,126
  1,000    Dormitory Auth. (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00      10/01/2028          1,122
  1,300    Dormitory Auth. (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00      10/01/2029          1,455
     15    Dormitory Auth. (ETM)                                                    5.00       5/01/2023             17
     15    Dormitory Auth. (PRE)                                                    5.00       5/01/2024             17
     25    Dormitory Auth. (PRE)                                                    5.00       5/01/2025             28
     20    Dormitory Auth. (PRE)                                                    5.00       5/01/2026             22
    735    Dormitory Auth.                                                          5.00       5/01/2023            808
    735    Dormitory Auth.                                                          5.00       5/01/2024            804
  1,175    Dormitory Auth.                                                          5.00       5/01/2025          1,281
    980    Dormitory Auth.                                                          5.00       5/01/2026          1,064
    600    Dormitory Auth.(a)                                                       5.00      12/01/2035            654
 20,000    Dormitory Auth.                                                          5.00       2/15/2032         22,475
  2,000    Erie County IDA                                                          5.00       5/01/2028          2,222
  3,150    Hempstead Union Free School District                                     2.75       6/27/2019          3,159
  2,500    Hudson Yards Infrastructure Corp.                                        5.00       2/15/2037          2,812
 17,075    Long Island Power Auth. (PRE)                                            5.00       4/01/2023         17,341
  5,000    Monroe County IDC (NBGA - Federal Housing
             Administration)                                                        5.75       8/15/2030          5,434
 10,000    MTA                                                                      5.00      11/15/2034         11,104
  2,000    MTA                                                                      5.00      11/15/2035          2,214
  2,000    MTA                                                                      5.00      11/15/2034          2,221

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24  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 3,000    MTA                                                                      5.00%     11/15/2035     $    3,321
  8,000    MTA (PRE)                                                                6.25      11/15/2023          8,043
     80    MTA (PRE)                                                                6.25      11/15/2023             80
  1,920    MTA                                                                      6.25      11/15/2023          1,930
 18,340    MTA                                                                      4.00      11/15/2035         18,871
  1,100    Nassau County                                                            5.00       1/01/2035          1,217
  1,150    Nassau County                                                            5.00       1/01/2036          1,269
  1,670    Niagara Falls City School District (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       6/15/2023          1,850
  1,450    Niagara Falls City School District (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       6/15/2024          1,628
  1,670    Niagara Falls City School District (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       6/15/2025          1,862
  1,585    Rockland County                                                          3.50      10/01/2021          1,614
  1,190    Rockland County                                                          3.63      10/01/2022          1,211
  1,560    Rockland County                                                          3.63      10/01/2023          1,584
  1,665    Rockland County                                                          3.63      10/01/2024          1,686
    790    Saratoga County Capital Resource Corp.                                   5.00      12/01/2028            869
    220    Suffolk County EDC (PRE)                                                 5.00       7/01/2028            237
  1,280    Suffolk County EDC                                                       5.00       7/01/2028          1,368
  1,350    Westchester County Local Dev. Corp.                                      5.00       1/01/2028          1,451
                                                                                                             ----------
                                                                                                                219,013
                                                                                                             ----------
           NORTH CAROLINA (0.6%)
  5,500    Capital Facilities Finance Agency
             (Put Date 12/03/2018)(f)                                               1.85       7/01/2034          5,498
  5,000    Eastern Municipal Power Agency (PRE)                                     5.00       1/01/2026          5,040
  1,500    Medical Care Commission                                                  5.00      10/01/2025          1,636
  4,805    Medical Care Commission                                                  6.38       7/01/2026          5,183
  1,850    Medical Care Commission                                                  5.00      10/01/2030          1,948
  3,600    Turnpike Auth. (PRE) (INS - Assured Guaranty Corp.)                      5.00       1/01/2022          3,628
  3,330    Turnpike Auth. (PRE) (INS - Assured Guaranty Corp.)                      5.13       1/01/2024          3,357
                                                                                                             ----------
                                                                                                                 26,290
                                                                                                             ----------
           NORTH DAKOTA (0.3%)
 11,085    City of Grand Forks                                                      5.00      12/01/2029         11,684
  4,000    Ward County                                                              5.00       6/01/2034          4,368
                                                                                                             ----------
                                                                                                                 16,052
                                                                                                             ----------
           OHIO (2.8%)
  5,000    Allen County Hospital Facilities                                         4.00       8/01/2036          5,035
 10,800    Allen County Hospital Facilities                                         4.00       8/01/2037         10,825
  3,000    American Municipal Power, Inc. (PRE)                                     5.00       2/15/2021          3,120
  2,760    American Municipal Power, Inc. (PRE)                                     5.00       2/15/2022          2,870
  6,850    Buckeye Tobacco Settlement Financing Auth.                               5.13       6/01/2024          6,792

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                                                  PORTFOLIO OF INVESTMENTS |  25

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 2,250    City of Centerville                                                      5.25%     11/01/2037     $    2,375
  2,000    City of Cleveland Airport System                                         5.00       1/01/2030          2,132
  1,000    City of Cleveland Airport System                                         5.00       1/01/2031          1,069
    280    City of Fairview Park (INS - National Public
             Finance Guarantee Corp.)                                               4.13      12/01/2020            280
  7,430    Cuyahoga County                                                          4.00       2/15/2029          7,318
  4,000    Cuyahoga County                                                          5.00       2/15/2037          4,227
  2,805    Dayton City School District                                              5.00      11/01/2028          3,282
  3,655    Dayton City School District                                              5.00      11/01/2029          4,294
  3,160    Dayton City School District                                              5.00      11/01/2030          3,726
  2,000    Dayton City School District                                              5.00      11/01/2031          2,370
  1,350    Hamilton County                                                          5.00       1/01/2031          1,451
  1,400    Hamilton County                                                          5.00       1/01/2036          1,486
  4,365    Hamilton County Sales Tax (INS - AMBAC
             Assurance Corp.) (Zero Coupon)                                         0.00      12/01/2025          3,521
  9,000    Hancock County (PRE)                                                     6.50      12/01/2030         10,018
  1,000    Higher Educational Facility Commission                                   5.00       5/01/2031          1,095
    500    Higher Educational Facility Commission                                   5.00       5/01/2033            545
    750    Southeastern Ohio Port Auth.                                             5.00      12/01/2035            777
    750    Southeastern Ohio Port Auth.                                             5.50      12/01/2029            814
  6,000    State                                                                    5.00       1/15/2035          6,534
  3,070    State                                                                    5.00       1/15/2036          3,333
  7,210    State                                                                    5.00       1/15/2034          7,876
  5,000    State (Put Date 12/03/2018)(f)                                           1.85      11/01/2035          4,998
  2,000    Turnpike & Infrastructure Commission                                     5.25       2/15/2029          2,219
  1,500    Village of Bluffton                                                      5.00      12/01/2031          1,680
  1,500    Village of Bluffton                                                      4.00      12/01/2032          1,519
  1,600    Village of Bluffton                                                      4.00      12/01/2033          1,616
  1,795    Village of Bluffton                                                      4.00      12/01/2034          1,806
 30,000    Water Dev. Auth. (Put Date 6/03/2019)
             acquired 3/11/2014; cost $30,000(b),(g),(j)                            4.00      12/01/2033         20,287
                                                                                                             ----------
                                                                                                                131,290
                                                                                                             ----------
           OKLAHOMA (0.8%)
  5,000    Chickasaw Nation(a)                                                      6.00      12/01/2025          5,028
  2,020    Comanche County Hospital Auth.                                           5.00       7/01/2021          2,075
  4,100    Dev. Finance Auth.                                                       5.00       8/15/2033          4,559
  8,300    Garfield County Industrial Auth. (Put Date
             10/05/2018)(f)                                                         1.66       1/01/2025          8,300
 15,310    Muskogee Industrial Trust (Put Date 10/05/2018)(f)                       1.60       1/01/2025         15,310
    940    Tulsa County Industrial Auth.                                            5.00      11/15/2028          1,033
  1,780    Tulsa County Industrial Auth.                                            5.00      11/15/2030          1,940
                                                                                                             ----------
                                                                                                                 38,245
                                                                                                             ----------

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26  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
           OREGON (0.0%)
$   500    Clackamas County Hospital Facility Auth.                                 5.00%     11/15/2032     $      546
    500    Clackamas County Hospital Facility Auth.                                 5.00      11/15/2037            537
                                                                                                             ----------
                                                                                                                  1,083
                                                                                                             ----------
           PENNSYLVANIA (7.3%)
  1,410    Allegheny County Higher Education
            Building Auth. (PRE)                                                    5.13       3/01/2025          1,510
  7,315    Allegheny County Hospital Dev. Auth.                                     5.00       4/01/2035          8,040
  8,000    Allegheny County Hospital Dev. Auth.                                     5.00       4/01/2036          8,759
    630    Allegheny County IDA                                                     5.00       9/01/2021            631
  1,220    Allegheny County IDA                                                     5.10       9/01/2026          1,222
  1,500    Allegheny County Sanitary Auth. (INS - Assured
             Guaranty Municipal Corp.)                                              4.00      12/01/2033          1,558
  1,475    Allegheny County Sanitary Auth. (INS - Assured
             Guaranty Municipal Corp.)                                              4.00      12/01/2034          1,527
  2,890    Beaver County (INS - Build America Mutual
             Assurance Co.)                                                         4.00       4/15/2028          3,096
  2,500    Beaver County (INS - Build America Mutual
             Assurance Co.)                                                         4.00       4/15/2029          2,661
  5,000    Beaver County (INS - Build America Mutual
             Assurance Co.)                                                         4.00       4/15/2030          5,297
  1,300    Berks County IDA                                                         4.00      11/01/2033          1,319
  2,000    Berks County IDA                                                         5.00      11/01/2034          2,213
  3,000    Berks County IDA                                                         5.00      11/01/2035          3,308
 11,000    Berks County Municipal Auth. (MUNIPSA
             + 1.50%) (Put Date 7/01/2022)(b)                                       3.06(c)   11/01/2039         11,168
  3,000    Bethlehem Auth. (INS - Build America
             Mutual Assurance Co.)                                                  5.00      11/15/2030          3,261
  1,250    Bucks County IDA                                                         5.00      10/01/2037          1,364
    325    Bucks County IDA                                                         5.00      10/01/2030            359
    450    Bucks County IDA                                                         5.00      10/01/2031            496
    790    Bucks County IDA                                                         5.00      10/01/2032            869
  1,885    Butler County Hospital Auth.                                             5.00       7/01/2035          2,043
  1,000    Chester County IDA                                                       5.00      10/01/2034          1,062
  2,750    Chester County IDA                                                       5.13      10/15/2037          2,814
  5,000    Commonwealth Financing Auth.                                             5.00       6/01/2034          5,527
  1,250    Commonwealth Financing Auth.                                             5.00       6/01/2033          1,403
  2,000    Commonwealth Financing Auth.                                             5.00       6/01/2034          2,234
  6,500    Cumberland County Municipal Auth.                                        4.00      12/01/2026          6,593
  2,000    Dauphin County General Auth.                                             4.00       6/01/2030          2,062
  1,000    Dauphin County General Auth.                                             4.00       6/01/2031          1,027
  1,000    Delaware County Auth.                                                    5.00      10/01/2025          1,052
  3,000    Delaware River Joint Toll Bridge Commission                              5.00       7/01/2034          3,439

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                                                  PORTFOLIO OF INVESTMENTS |  27

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 2,720    Delaware River Port Authority                                            5.00%      1/01/2025     $    2,960
 13,000    Economic Dev. Finance Auth.                                              4.00      10/01/2023         13,457
  1,625    Higher Educational Facilities Auth. (PRE)                                5.00       7/01/2032          1,788
  1,730    Higher Educational Facilities Auth.                                      5.25       7/15/2025          1,870
  2,020    Higher Educational Facilities Auth.                                      5.25       7/15/2026          2,164
  2,125    Higher Educational Facilities Auth.                                      5.25       7/15/2027          2,275
  2,245    Higher Educational Facilities Auth.                                      5.25       7/15/2028          2,405
  1,965    Higher Educational Facilities Auth.                                      5.25       7/15/2033          2,099
  2,415    Higher Educational Facilities Auth.                                      5.00       7/15/2030          2,567
  5,000    Luzerne County (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00      11/15/2029          5,579
  1,750    Montgomery County Higher Education & Health Auth.                        5.00       9/01/2034          1,965
  1,850    Montgomery County Higher Education & Health Auth.                        5.00       9/01/2035          2,067
  1,750    Montgomery County Higher Education & Health Auth.                        5.00       9/01/2037          1,939
  1,200    Montgomery County IDA                                                    5.00      11/15/2023          1,298
  2,750    Montgomery County IDA                                                    5.00      11/15/2024          2,961
  1,000    Montour School District (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       4/01/2033          1,121
  1,500    Montour School District (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       4/01/2034          1,677
  1,500    Montour School District (INS - Assured
             Guaranty Municipal Corp.)                                              5.00       4/01/2035          1,672
  4,645    Northampton County General Purpose Auth.
             (70% of 1 mo. LIBOR + 1.04%) (Put Date
             8/15/2024)(b)                                                          2.52(c)    8/15/2048          4,656
  1,525    Northeastern Pennsylvania Hospital & Education Auth.                     5.00       3/01/2037          1,616
  9,895    Philadelphia School District                                             5.00       9/01/2031         10,971
  5,000    Philadelphia School District                                             5.00       9/01/2032          5,525
  4,000    Philadelphia School District                                             5.00       9/01/2033          4,406
  5,100    Philadelphia School District                                             5.00       9/01/2034          5,599
  1,000    Philadelphia School District                                             5.00       9/01/2034          1,111
  1,000    Philadelphia School District                                             5.00       9/01/2035          1,107
  1,000    Philadelphia School District                                             5.00       9/01/2036          1,103
  1,000    Philadelphia School District                                             5.00       9/01/2037          1,097
  2,000    Reading School District (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       3/01/2036          2,228
  1,500    Reading School District (INS - Assured Guaranty
             Municipal Corp.)                                                       5.00       3/01/2037          1,663
  1,000    Scranton School District (INS - Build America
             Mutual Assurance Co.)                                                  5.00      12/01/2032          1,115
  1,600    Scranton School District (INS - Build America
             Mutual Assurance Co.)                                                  5.00      12/01/2033          1,779
    750    Scranton School District (INS - Build America
             Mutual Assurance Co.)                                                  5.00      12/01/2035            828

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28  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 1,350    State                                                                    5.00%      7/01/2034     $    1,495
    750    State                                                                    5.00       7/01/2035            827
    800    State                                                                    5.00       7/01/2037            875
 20,000    State                                                                    4.00       3/01/2036         20,393
  1,250    State Public School Building Auth.                                       5.00       4/01/2023          1,341
 10,000    State Public School Building Auth.                                       5.00       6/01/2029         11,170
  6,100    State Public School Building Auth. (INS -Assured
             Guaranty Municipal Corp.)                                              5.00       6/01/2031          6,781
 15,380    State Public School Building Auth. (INS - Assured
             Guaranty Municipal Corp.)                                              4.00      12/01/2031         15,833
  1,500    Turnpike Commission                                                      5.00      12/01/2032          1,645
  4,345    Turnpike Commission                                                      5.00      12/01/2033          4,751
  7,145    Turnpike Commission                                                      5.00      12/01/2033          7,828
  6,250    Turnpike Commission                                                      5.00      12/01/2034          6,823
  5,700    Turnpike Commission                                                      5.00      12/01/2035          6,207
  3,500    Turnpike Commission                                                      5.00      12/01/2032          3,846
  2,000    Turnpike Commission                                                      5.00      12/01/2034          2,229
  2,000    Turnpike Commission                                                      5.00      12/01/2035          2,221
 10,655    Turnpike Commission                                                      5.00       6/01/2035         11,603
  8,255    Turnpike Commission                                                      5.00       6/01/2036          8,962
  3,000    Turnpike Commission                                                      5.00      12/01/2034          3,275
  3,320    Turnpike Commission                                                      5.00      12/01/2035          3,615
  3,690    Turnpike Commission                                                      5.00      12/01/2036          4,006
 25,000    Turnpike Commission                                                      4.00       6/01/2034         25,147
  5,750    Turnpike Commission                                                      5.00       6/01/2036          6,273
                                                                                                             ----------
                                                                                                                341,728
                                                                                                             ----------
           PUERTO RICO (0.1%)
  2,600    Industrial, Tourist, Educational, Medical &
             Environmental Control Facilities Financing Auth.                       5.00       4/01/2027          2,496
                                                                                                             ----------
           RHODE ISLAND (0.3%)
  2,000    Health & Educational Building Corp. (PRE)                                6.00       9/01/2033          2,340
  2,000    Tobacco Settlement Financing Corp.                                       5.00       6/01/2028          2,207
  2,000    Tobacco Settlement Financing Corp.                                       5.00       6/01/2029          2,190
  2,500    Tobacco Settlement Financing Corp.                                       5.00       6/01/2030          2,724
  1,350    Turnpike & Bridge Auth.                                                  5.00      10/01/2033          1,507
  4,345    Turnpike & Bridge Auth.                                                  5.00      10/01/2035          4,820
                                                                                                             ----------
                                                                                                                 15,788
                                                                                                             ----------
           SOUTH CAROLINA (1.3%)
  1,000    Lexington County Health Services District, Inc.                          4.00      11/01/2031          1,025
  1,000    Lexington County Health Services District, Inc.                          4.00      11/01/2032          1,023
 20,000    Patriots Energy Group Financing Agency (67% of
             1 mo. LIBOR + 0.86%) (Put Date 2/01/2024)(b)                           2.28(c)   10/01/2048         19,990

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                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 7,200    Piedmont Municipal Power Agency (INS - Assured
             Guaranty Corp.)                                                        5.00%      1/01/2028     $    7,657
  2,700    Piedmont Municipal Power Agency (INS - Assured
             Guaranty Corp.)                                                        5.00       1/01/2028          2,871
  9,835    Public Service Auth.                                                     5.00      12/01/2034         10,640
  8,500    Public Service Auth.                                                     5.00      12/01/2036          9,161
  7,000    Public Service Auth.                                                     5.00      12/01/2035          7,559
                                                                                                             ----------
                                                                                                                 59,926
                                                                                                             ----------
           SOUTH DAKOTA (0.0%)
  1,700    Health & Educational Facilities Auth.                                    5.00      11/01/2024          1,750
                                                                                                             ----------
           TENNESSEE (0.7%)
 14,150    Chattanooga Health Educational & Housing Facility
             Board (Put Date 10/05/2018)(f)                                         1.83       5/01/2039         14,150
  1,890    City of Jackson                                                          5.25       4/01/2023          1,895
  3,500    Greeneville Health & Educational Facilities Board                        5.00       7/01/2037          3,863
  2,710    Greeneville Health & Educational Facilities Board                        5.00       7/01/2035          3,017
  3,000    Greeneville Health & Educational Facilities Board                        5.00       7/01/2036          3,327
  5,000    Metropolitan Gov't Nashville & Davidson
             County Health & Educational Facilities Bd                              5.00       7/01/2035          5,530
                                                                                                             ----------
                                                                                                                 31,782
                                                                                                             ----------
           TEXAS (10.6%)
  1,105    Austin Convention Enterprises, Inc.                                      5.00       1/01/2034          1,224
    550    Austin Convention Enterprises, Inc.                                      5.00       1/01/2034            595
  2,740    Board of Managers Joint Guadalupe
             County-City of Seguin Hospital                                         5.00      12/01/2025          2,892
  2,990    Board of Managers Joint Guadalupe
             County-City of Seguin Hospital                                         5.00      12/01/2027          3,153
  1,640    Board of Managers Joint Guadalupe
             County-City of Seguin Hospital                                         5.00      12/01/2028          1,723
  1,600    Board of Managers Joint Guadalupe
             County-City of Seguin Hospital                                         5.00      12/01/2029          1,671
  1,700    Board of Managers Joint Guadalupe
             County-City of Seguin Hospital                                         5.00      12/01/2030          1,772
  5,150    Board of Managers Joint Guadalupe
             County-City of Seguin Hospital                                         5.25      12/01/2035          5,426
  4,240    Boerne School District (NBGA - Texas
             Permanent School Fund) (Zero Coupon)                                   0.00       2/01/2026          3,294
  2,500    Central Texas Regional Mobility Auth. (PRE)                              5.75       1/01/2025          2,614
    885    Central Texas Regional Mobility Auth. (Zero Coupon)                      0.00       1/01/2022            813
  7,000    Central Texas Regional Mobility Auth. (Zero Coupon)                      0.00       1/01/2024          5,978
  2,535    Central Texas Regional Mobility Auth. (Zero Coupon)                      0.00       1/01/2026          1,991
    500    Central Texas Regional Mobility Auth.                                    5.00       1/01/2023            548
  3,500    Central Texas Regional Mobility Auth.                                    5.00       1/01/2033          3,748

================================================================================

30  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$   700   Central Texas Regional Mobility Auth.                                     5.00%      1/01/2021     $      741
    500   Central Texas Regional Mobility Auth.                                     5.00       1/01/2022            539
  1,250   Central Texas Regional Mobility Auth.                                     5.00       1/01/2034          1,378
  1,100   Central Texas Regional Mobility Auth.                                     5.00       1/01/2035          1,210
  8,500   Central Texas Turnpike System                                             5.00       8/15/2034          9,166
 10,000   Central Texas Turnpike System                                             5.00       8/15/2033         10,811
  1,500   City of Arlington (INS - Build America Mutual
            Assurance Co.)                                                          5.00       2/15/2034          1,696
  1,500   City of Arlington (INS - Build America Mutual
            Assurance Co.)                                                          5.00       2/15/2035          1,687
  3,100   City of Arlington (INS - Build America Mutual
            Assurance Co.)                                                          5.00       2/15/2036          3,469
  3,305   City of Arlington (INS - Build America Mutual
            Assurance Co.)                                                          5.00       2/15/2037          3,676
  4,380   City of Arlington (INS - Build America Mutual
            Assurance Co.)                                                          5.00       2/15/2038          4,853
  1,800   City of Corpus Christi Utility System                                     4.00       7/15/2032          1,883
  1,100   City of Corpus Christi Utility System                                     4.00       7/15/2033          1,146
  1,050   City of Corpus Christi Utility System                                     4.00       7/15/2034          1,088
  1,000   City of Corpus Christi Utility System                                     4.00       7/15/2035          1,032
  2,300   City of Houston                                                           5.00       9/01/2029          2,542
  1,000   City of Houston                                                           5.00       9/01/2030          1,103
  5,615   City of Houston                                                           5.00       9/01/2032          6,168
  5,345   City of Houston                                                           5.00       9/01/2033          5,859
  2,150   City of Houston                                                           5.00       9/01/2034          2,353
  1,575   City of Houston                                                           5.00       9/01/2035          1,721
    740   City of Laredo Waterworks & Sewer System                                  4.00       3/01/2032            767
  1,000   City of Laredo Waterworks & Sewer System                                  4.00       3/01/2033          1,032
  1,000   City of Laredo Waterworks & Sewer System                                  4.00       3/01/2034          1,028
  1,500   City of Laredo Waterworks & Sewer System                                  4.00       3/01/2036          1,531
  1,300   Clifton Higher Education Finance Corp.
            (NBGA - Texas Permanent School Fund)                                    4.00       8/15/2032          1,363
  2,000   Dallas/Fort Worth International Airport                                   5.25      11/01/2028          2,241
  7,500   Dallas/Fort Worth International Airport                                   5.25      11/01/2029          8,379
  1,000   Decatur Hospital Auth.                                                    5.25       9/01/2029          1,086
  1,000   Decatur Hospital Auth.                                                    5.00       9/01/2034          1,060
  1,215   Downtown Redev. Auth. (INS - Build America
            Mutual Assurance Co.)                                                   5.00       9/01/2029          1,372
  1,380   Downtown Redev. Auth. (INS - Build America
            Mutual Assurance Co.)                                                   5.00       9/01/2030          1,553
  2,000   Downtown Redev. Auth. (INS - Build America
          Mutual Assurance Co.)                                                     5.00       9/01/2031          2,243
  1,500   Downtown Redev. Auth. (INS - Build America
            Mutual Assurance Co.)                                                   5.00       9/01/2032          1,677

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 2,680    Downtown Redev. Auth. (INS - Build America
             Mutual Assurance Co.)                                                  5.00%      9/01/2033     $    2,988
  7,500    Gulf Coast IDA (Put Date 10/01/2018)(e),(f)                              1.60      11/01/2041          7,500
  1,400    Harris County Cultural Education Facilities
             Finance Corp.                                                          5.00       6/01/2028          1,486
  4,710    Harris County Cultural Education Facilities
             Finance Corp.                                                          5.00      12/01/2027          5,138
 40,000    Harris County IDC (PRE)                                                  5.00       2/01/2023         41,368
    750      Harris County Municipal Utility District No. 165
             (INS - Build America Mutual Assurance Co.)                             5.00       3/01/2030            834
  2,030    Harris County Municipal Utility District No. 165
             (INS - Build America Mutual Assurance Co.)                             5.00       3/01/2031          2,250
  2,500    Harris County Municipal Utility District No.
             165 (INS - Build America Mutual Assurance Co.)                         5.00       3/01/2032          2,764
  3,850    Houston Higher Education Finance Corp.                                   5.25       9/01/2031          4,208
  4,075    Houston Higher Education Finance Corp.                                   5.25       9/01/2032          4,454
  4,000    Karnes County Hospital District                                          5.00       2/01/2029          4,227
  4,000    Karnes County Hospital District                                          5.00       2/01/2034          4,171
  3,100    Mesquite Health Facility Dev. Corp.                                      5.00       2/15/2026          3,298
  1,075    Mesquite Health Facility Dev. Corp.                                      5.00       2/15/2035          1,110
  2,155    New Braunfels ISD (NBGA - Texas Permanent
             School Fund) (Zero Coupon)                                             0.00       2/01/2023          1,905
  7,500    New Hope Cultural Education Facilities Finance Corp.                     5.00       7/01/2030          6,623
  9,000    New Hope Cultural Education Facilities Finance Corp.                     5.00       7/01/2035          7,932
  1,000    New Hope Cultural Education Facilities Finance Corp.                     5.00      11/01/2031          1,086
  1,475    New Hope Cultural Education Facilities Finance Corp.                     4.00      11/01/2036          1,451
  1,635    Newark Higher Education Finance Corp.                                    4.00       4/01/2032          1,669
  2,000    Newark Higher Education Finance Corp.                                    4.00       4/01/2033          2,031
  4,470    Newark Higher Education Finance Corp.                                    4.00       4/01/2034          4,525
  1,650    Newark Higher Education Finance Corp.                                    4.00       4/01/2035          1,662
  2,150    Newark Higher Education Finance Corp.                                    4.00       4/01/2036          2,156
  7,000    North East Texas Regional Mobility Auth.                                 5.00       1/01/2036          7,587
  5,485    North East Texas Regional Mobility Auth.                                 5.00       1/01/2036          5,909
 20,000    North Texas Tollway Auth. (INS - Assured
             Guaranty Corp.) (Zero Coupon)                                          0.00       1/01/2029         14,215
  1,500    North Texas Tollway Auth.                                                5.00       1/01/2031          1,649
  8,000    North Texas Tollway Auth.                                                5.00       1/01/2032          8,881
  7,500    North Texas Tollway Auth.                                                5.00       1/01/2034          8,326
  1,515    North Texas Tollway Auth.                                                5.00       1/01/2034          1,691
 12,195    North Texas Tollway Auth. (PRE)                                          6.00       1/01/2025         12,318
  2,805    North Texas Tollway Auth.                                                6.00       1/01/2025          2,831
  2,000    North Texas Tollway Auth. (INS - Assured
             Guaranty Municipal Corp.)                                              4.00       1/01/2035          2,067
  1,695    North Texas Tollway Auth. (INS - Assured
             Guaranty Municipal Corp.)                                              4.00       1/01/2036          1,742

================================================================================

32  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$ 2,230    Permanent University Fund - University of
             Texas System                                                           5.00%      7/01/2032     $    2,549
  3,250    Permanent University Fund - University of
             Texas System                                                           5.00       7/01/2033          3,704
  2,500    Permanent University Fund - University of
             Texas System                                                           5.00       7/01/2034          2,839
 37,575    Port of Port Arthur Navigation District (Put Date
             10/01/2018)(f)                                                         1.80       4/01/2040         37,575
 29,670    Port of Port Arthur Navigation District (Put Date
             10/01/2018)(f)                                                         1.80       4/01/2040         29,670
 17,450    Port of Port Arthur Navigation District (Put Date
             10/01/2018)(f)                                                         1.85       4/01/2040         17,450
 32,220    Port of Port Arthur Navigation District (Put Date
             10/05/2018)(f)                                                         1.80      11/01/2040         32,220
 14,935    San Antonio Housing Trust Finance Corp.
             (NBGA - Federal Home Loan Mortgage Corp.
             (Put Date 10/01/2028)(b)                                               3.50       4/01/2043         15,015
  5,000    Tarrant County Cultural Education
             Facilities Finance Corp.                                               6.63      11/15/2037          5,479
  2,000    Tarrant County Cultural Education
             Facilities Finance Corp.                                               3.88      11/15/2022          1,991
  2,145    Tarrant County Cultural Education
             Facilities Finance Corp.                                               5.00      11/15/2030          2,352
  2,250    Tarrant County Cultural Education
             Facilities Finance Corp.                                               5.00      11/15/2031          2,449
  2,365    Tarrant County Cultural Education
             Facilities Finance Corp.                                               5.00      11/15/2032          2,557
  2,175    Tarrant County Cultural Education
             Facilities Finance Corp.                                               5.00      11/15/2037          2,311
  7,235    Transportation Commission State Highway Fund                             5.00      10/01/2026          8,493
  6,960    Trophy Club Public Improvement District
             No. 1 (INS - Assured Guaranty Municipal Corp.)                         5.00       6/01/2033          7,649
 10,000    Tyler Health Facilities Dev. Corp. (PRE)                                 5.50       7/01/2027         10,858
                                                                                                             ----------
                                                                                                                496,108
                                                                                                             ----------
           U.S. VIRGIN ISLANDS (0.1%)
  6,500    Public Finance Auth.(a)                                                  5.00       9/01/2030          6,833
                                                                                                             ----------
           UTAH (0.1%)
  4,767    Jordanelle Special Service District(a)                                  12.00       8/01/2030          4,767
                                                                                                             ----------
           VERMONT (0.3%)
  9,000    EDA                                                                      5.00      12/15/2020          9,505
  2,500    Educational & Health Buildings Financing Agency                          5.00      12/01/2036          2,752
                                                                                                             ----------
                                                                                                                 12,257
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON        FINAL            VALUE
(000)      SECURITY                                                                 RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
           VIRGINIA (1.0%)
$ 1,440    College Building Auth.                                                   5.00%      6/01/2021     $    1,440
 11,280    College Building Auth.                                                   5.00       6/01/2026         11,251
 10,000    College Building Auth.                                                   4.00       2/01/2034         10,513
  5,000    College Building Auth.                                                   4.00       2/01/2036          5,212
  2,150    Fairfax County EDA                                                       5.00      10/01/2036          2,366
 10,000    Roanoke EDA                                                              5.00       7/01/2025         10,512
    750    Stafford County EDA                                                      5.00       6/15/2033            826
  2,620    Stafford County EDA                                                      5.00       6/15/2034          2,876
  1,930    Stafford County EDA                                                      5.00       6/15/2035          2,112
                                                                                                             ----------
                                                                                                                 47,108
                                                                                                             ----------
           WASHINGTON (0.4%)
  3,090    Health Care Facilities Auth.                                             5.00       8/15/2033          3,401
  3,470    Health Care Facilities Auth.                                             5.00       8/15/2034          3,805
  2,355    Health Care Facilities Auth.                                             5.00       7/01/2035          2,624
  2,250    Health Care Facilities Auth.                                             5.00       7/01/2036          2,498
  3,125    Health Care Facilities Auth.                                             4.00       7/01/2037          3,137
  5,000    Tobacco Settlement Auth.                                                 5.25       6/01/2031          5,218
                                                                                                             ----------
                                                                                                                 20,683
                                                                                                             ----------
           WEST VIRGINIA (0.3%)
  1,850    Hospital Finance Auth.                                                   5.00       6/01/2033          2,060
  2,970    Hospital Finance Auth.                                                   5.00       6/01/2034          3,296
  2,405    Hospital Finance Auth.                                                   5.00       6/01/2035          2,655
  2,360    Hospital Finance Auth.                                                   5.00       1/01/2034          2,620
  2,920    Hospital Finance Auth.                                                   5.00       1/01/2035          3,233
                                                                                                             ----------
                                                                                                                 13,864
                                                                                                             ----------
           WISCONSIN (0.6%)
  2,000    Health & Educational Facilities Auth. (PRE)                              5.00       7/15/2028          2,158
  1,500    Health & Educational Facilities Auth. (PRE)                              5.00       8/15/2026          1,648
  1,935    Health & Educational Facilities Auth. (PRE)                              5.00       8/15/2029          2,127
  5,000    Health & Educational Facilities Auth. (PRE)                              5.13       4/15/2031          5,626
  1,000    Health & Educational Facilities Auth.                                    5.00       8/15/2034          1,088
  9,830    Health & Educational Facilities Auth.                                    4.00      11/15/2036         10,044
  1,000    Public Finance Auth.(a)                                                  5.25       5/15/2037          1,083
  1,500    Public Finance Auth.                                                     4.05      11/01/2030          1,510
  1,250    Public Finance Auth.(a)                                                  3.95      11/15/2024          1,262
                                                                                                             ----------
                                                                                                                 26,546
                                                                                                             ----------
           Total Municipal Obligations (cost: $4,606,752)                                                     4,654,249
                                                                                                             ----------

           TOTAL INVESTMENTS (COST: $4,606,752)                                                              $4,654,249
                                                                                                             ==========

================================================================================

34  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------------
ASSETS                                                     LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
-----------------------------------------------------------------------------------------------------------------------
Municipal Obligations                                           $-        $4,654,249                $-       $4,654,249
-----------------------------------------------------------------------------------------------------------------------
Total                                                           $-        $4,654,249                $-       $4,654,249
-----------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  CCD           Community College District

  EDA           Economic Development Authority

  EDC           Economic Development Corp.

  ETM           Escrowed to final maturity

  IDA           Industrial Development Authority/Agency

  IDC           Industrial Development Corp.

  ISD           Independent School District

  LIBOR         London Interbank Offered Rate

  MTA           Metropolitan Transportation Authority

  MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index

  PRE           Pre-refunded to a date prior to maturity

  Zero Coupon   Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

================================================================================

36  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

  CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  INS Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  LIQ Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

  LOC Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  NBGA Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

  (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

  (c) Floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2018.

  (d) Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

  (e) At September 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

  (f) Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

  (g) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

  (h) Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

  (i) Up to 6.05% of the coupon may be PIK.

  (j) Restricted security that is not registered under the Securities Act of 1933. The aggregate market value of these securities at September 30, 2018, was $20,287,000, which represented 0.4% of the Fund's net assets.

See accompanying notes to financial statements.

================================================================================

38  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $4,606,752)                 $4,654,249
   Receivables:
      Capital shares sold                                                               2,331
      USAA Asset Management Company (Note 6)                                                1
      Interest                                                                         51,940
      Securities sold                                                                  22,102
                                                                                   ----------
         Total assets                                                               4,730,623
                                                                                   ----------
LIABILITIES
   Payables:
      Securities purchased                                                             27,629
      Capital shares redeemed                                                           3,460
      Bank overdraft                                                                       83
      Dividends on capital shares                                                       1,746
   Accrued management fees                                                              1,227
   Accrued transfer agent's fees                                                           76
   Other accrued expenses and payables                                                    183
                                                                                   ----------
         Total liabilities                                                             34,404
                                                                                   ----------
            Net assets applicable to capital shares outstanding                    $4,696,219
                                                                                   ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $4,721,293
   Distributable earnings loss                                                        (25,074)
                                                                                   ----------
            Net assets applicable to capital shares outstanding                    $4,696,219
                                                                                   ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $4,671,765/358,075 capital shares
         outstanding, no par value)                                                $    13.05
                                                                                   ==========
      Adviser Shares (net assets of $24,454/1,875 capital shares
         outstanding, no par value)                                                $    13.04
                                                                                   ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                   $ 83,325
                                                                                     --------
EXPENSES
   Management fees                                                                      7,439
   Administration and servicing fees:
      Fund Shares                                                                       3,495
      Adviser Shares                                                                       19
   Transfer agent's fees:
      Fund Shares                                                                         732
      Adviser Shares                                                                        9
   Distribution and service fees (Note 6):
      Adviser Shares                                                                       32
   Custody and accounting fees:
      Fund Shares                                                                         259
      Adviser Shares                                                                        1
   Postage:
      Fund Shares                                                                          37
      Adviser Shares                                                                        1
   Shareholder reporting fees:
      Fund Shares                                                                          17
   Trustees' fees                                                                          18
   Registration fees:
      Fund Shares                                                                         156
      Adviser Shares                                                                       13
   Professional fees                                                                       92
   Other                                                                                   22
                                                                                     --------
         Total expenses                                                                12,342
   Expenses reimbursed:
      Adviser Shares                                                                      (16)
                                                                                     --------
         Net expenses                                                                  12,326
                                                                                     --------
NET INVESTMENT INCOME                                                                  70,999
                                                                                     --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                                  (23,463)
   Change in net unrealized appreciation/(depreciation)                                (3,860)
                                                                                     --------
         Net realized and unrealized loss                                             (27,323)
                                                                                     --------
   Increase in net assets resulting from operations                                  $ 43,676
                                                                                     ========

See accompanying notes to financial statements.

================================================================================

40  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited), and year ended March 31, 2018

---------------------------------------------------------------------------------------------

                                                                    9/30/2018       3/31/2018
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $   70,999      $  138,494
   Net realized loss on investments                                   (23,463)         (3,778)
   Change in net unrealized appreciation/(depreciation)
      of investments                                                   (3,860)         15,286
                                                                   --------------------------
      Increase in net assets resulting from operations                 43,676         150,002
                                                                   --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:
   Fund Shares                                                        (69,927)       (138,321)
   Adviser Shares                                                        (355)           (921)
                                                                   --------------------------
         Distributions to shareholders                                (70,282)       (139,242)
                                                                   --------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                         92,688         314,175
   Adviser Shares                                                      (1,803)        (11,238)
                                                                   --------------------------
      Total net increase in net assets from capital
         share transactions                                            90,885         302,937
                                                                   --------------------------
   Net increase in net assets                                          64,279         313,697

NET ASSETS
   Beginning of period                                              4,631,940       4,318,243
                                                                   --------------------------
   End of period                                                   $4,696,219      $4,631,940
                                                                   ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Tax Exempt Intermediate-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Intermediate-Term Fund Shares (Fund Shares) and Tax Exempt Intermediate-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees

================================================================================

42  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

   3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

44  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   For the six-month period ended September 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

   maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated

================================================================================

46  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended September 30, 2018, the Fund paid CAPCO facility fees of $18,000, which represents 5.6% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2019, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2018, the Fund had net capital loss carryforwards of $49,038,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                    ---------------------------------------
                           CAPITAL LOSS CARRYFORWARDS
                    ---------------------------------------
                                  TAX CHARACTER
                    ---------------------------------------
                    (NO EXPIRATION)               BALANCE
                    ---------------             -----------
                    Short-Term                  $20,671,000
                    Long-Term                    28,367,000
                                                -----------
                    Total                       $49,038,000
                                                ===========

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

As of September 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2018, were $97,771,000 and $50,274,000, respectively, resulting in net unrealized appreciation of $47,497,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2018, were $260,399,000 and $124,190,000, respectively.

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended September 30, 2018 were as follows:

 PURCHASES                        SALES                      REALIZED GAIN/(LOSS)
---------------------------------------------------------------------------------
$74,830,000                    $44,510,000                           $-

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

48  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                   SIX-MONTH PERIOD ENDED          YEAR ENDED
                                     SEPTEMBER 30, 2018          MARCH 31, 2018
    -------------------------------------------------------------------------------
                                    SHARES      AMOUNT         SHARES       AMOUNT
                                   ------------------------------------------------
    FUND SHARES:
    Shares sold                     32,972    $ 432,567        67,023     $ 889,832
    Shares issued from
      reinvested dividends           4,531       59,429         9,160       121,446
    Shares redeemed                (30,441)    (399,308)      (52,578)     (697,103)
                                   ------------------------------------------------
    Net increase from
      capital share transactions     7,062    $  92,688        23,605     $ 314,175
                                   ================================================
    ADVISER SHARES:
    Shares sold                         77    $   1,015           168     $   2,229
    Shares issued from
      reinvested dividends              25          323            59           777
    Shares redeemed                   (239)      (3,141)       (1,072)      (14,244)
                                   ------------------------------------------------
    Net decrease from
      capital share transactions      (137)   $  (1,803)         (845)    $ (11,238)
                                   ================================================

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets.

The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper Intermediate Municipal Debt Funds Index.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

     OVER/UNDER PERFORMANCE
     RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
     (IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
     ------------------------------------------------------------------
     +/- 20 to 50                                +/-4
     +/- 51 to 100                               +/-5
     +/- 101 and greater                         +/-6

     (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

For the six-month period ended September 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $7,439,000, which included a performance adjustment of 0.04% for the Fund Shares of $878,000. The Advisor Shares did not incur any performance adjustment.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2018, the Fund

================================================================================

50  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $3,495,000 and $19,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2018, the Fund reimbursed the Manager $40,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through July 31, 2019, to limit the total annual operating expenses of the Adviser Shares to 0.75% of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through July 31, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2018, the Adviser Shares incurred reimbursable expenses of $16,000, of which $1,000 was receivable from the Manager.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2018, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $732,000 and $9,000, respectively.

DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $32,000.

UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(7) UPCOMING REGULATORY MATTERS

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(8) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

================================================================================

52  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement
(Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(9) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the U.S. Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior period.

(10) SUBSEQUENT EVENT

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               SEPTEMBER 30,                         YEAR ENDED MARCH 31,
                               -------------------------------------------------------------------------------------
                                     2018           2018           2017           2016           2015           2014
                               -------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $    13.12     $    13.08     $    13.61     $    13.59     $    13.36     $    13.75
                               -------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income               .20            .41            .42            .44            .45            .50
  Net realized and
    unrealized gain (loss)           (.07)           .04           (.53)           .02            .23           (.39)
                               -------------------------------------------------------------------------------------
Total from investment
  operations                          .13            .45           (.11)           .46            .68            .11
                               -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (.20)          (.41)          (.42)          (.44)          (.45)          (.50)
  Redemption fees added
    to beneficial interests             -              -            .00(a)           -              -              -
                               -------------------------------------------------------------------------------------
Net asset value at
  end of period                $    13.05     $    13.12     $    13.08     $    13.61     $    13.59     $    13.36
                               =====================================================================================
Total return (%)*                     .97           3.47           (.84)          3.48           5.14            .85
Net assets at end
  of period (000)              $4,671,765     $4,605,543     $4,280,892     $4,332,360     $3,894,482     $3,381,571
Ratios to average daily
  net assets:**
  Expenses (%)(d)                     .52(b)         .51            .52(c)         .54(c)         .55(c)         .55(c)
  Net investment
    income (%)                       3.03(b)        3.09           3.13           3.28           3.31           3.72
Portfolio turnover (%)                  3             11             16             10              4             10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended September 30, 2018, average daily net assets were $4,648,332,000.

(a) Represents less than $0.01 per share.

(b) Annualized. The ratio is not necessarily indicative of 12 months operations.

(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.

(d) Does not include acquired fund fees, if any.

================================================================================

54  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

ADVISER SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                                -----------------------------------------------------------------------------------
                                    2018           2018           2017          2016            2015           2014
                                -----------------------------------------------------------------------------------
Net asset value at
  beginning of period            $ 13.12        $ 13.07        $ 13.61       $ 13.58         $ 13.36        $ 13.75
                                 ----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .18(a)         .38            .38           .41             .42            .47
  Net realized and
    unrealized gain (loss)          (.08)           .05           (.54)          .03             .22           (.39)
                                 ----------------------------------------------------------------------------------
Total from investment
  operations                         .10            .43           (.16)          .44             .64            .08
                                 ----------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.18)          (.38)          (.38)         (.41)           (.42)          (.47)
  Redemption fees added
    to beneficial interests            -              -            .00(a)        .00(a)            -              -
                                 ----------------------------------------------------------------------------------
Net asset value at
  end of period                  $ 13.04        $ 13.12        $ 13.07       $ 13.61         $ 13.58        $ 13.36
                                 ==================================================================================
Total return (%)*                    .86           3.28          (1.19)         3.28            4.81            .64
Net assets at end
  of period (000)                $24,454        $26,397        $37,351       $42,054         $36,848        $20,166
Ratios to average daily
  net assets:**
  Expenses (%)(f)                    .75(b)         .77(c)         .80(d)        .80(d)          .79(d),(e)     .75(d)
  Expenses, excluding
    reimbursements (%)(f)            .88(b)         .85            .83(d)        .88(d)          .88(d)         .96(d)
  Net investment income (%)         2.81(b)        2.83           2.84          3.02            3.06           3.51
Portfolio turnover (%)                 3             11             16            10               4             10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended September 30, 2018, average daily net assets were $25,490,000.

(a) Represents less than $0.01 per share.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Effective August 1, 2017, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.75% of the Adviser Shares' average daily net assets. Prior to this date, the voluntary expense limit was 0.80%.

(d) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.

(e) Effective August 1, 2014, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.80% of the Adviser Shares' average daily net assets. Prior to this date, the voluntary expense limit was 0.75%.

(f) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  55

================================================================================

EXPENSE EXAMPLE

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2018, through September 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

56  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                         ACCOUNT VALUE        ACCOUNT VALUE           APRIL 1, 2018 -
                                         APRIL 1, 2018      SEPTEMBER 30, 2018      SEPTEMBER 30, 2018
                                         -------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00            $1,009.70                  $2.62

Hypothetical
 (5% return before expenses)                1,000.00             1,022.46                   2.64

ADVISER SHARES
Actual                                      1,000.00             1,008.60                   3.78

Hypothetical
 (5% return before expenses)                1,000.00             1,021.31                   3.80

*Expenses are equal to the annualized expense ratio of 0.52% for Fund Shares and 0.75% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.97% for Fund Shares and 0.86% for Adviser Shares for the six-month period of April 1, 2018, through September 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

ADVISORY AGREEMENT

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

58  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level

================================================================================

                                                        ADVISORY AGREEMENT |  59

================================================================================

and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its

================================================================================

60  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five-, and ten-year periods ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the top 20% of its performance universe for the one-, three- and five-year periods ended December 31, 2017 and was in the top 10% of its performance universe for the ten-year period ended December 31, 2017.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive

================================================================================

                                                        ADVISORY AGREEMENT |  61

================================================================================

compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

62  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. BOX 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
39594-1118                                   (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

 ==============================================================

    SEMIANNUAL REPORT
    USAA TAX EXEMPT LONG-TERM FUND
    FUND SHARES (USTEX) o ADVISER SHARES (UTELX)
    SEPTEMBER 30, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

   Portfolio of Investments                                                    3

   Notes to Portfolio of Investments                                          22

   Financial Statements                                                       25

   Notes to Financial Statements                                              28

   Financial Highlights                                                       41

EXPENSE EXAMPLE                                                               43

ADVISORY AGREEMENT                                                            45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

-------------------------------------------------------------------------------

                         o TOP 10 INDUSTRIES - 9/30/18 o
                                (% of Net Assets)

Hospital ...............................................................  14.5%
Education  .............................................................  12.5%
General Obligation  ....................................................  10.6%
Special Assessment/Tax/Fee .............................................   9.4%
Escrowed Bonds  ........................................................   8.3%
Electric Utilities  ....................................................   6.3%
Toll Road  .............................................................   5.8%
Nursing/CCRC  ..........................................................   5.7%
Airport/Port  ..........................................................   4.1%
Water/Sewer Utility ....................................................   3.9%

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                 o PORTFOLIO RATINGS MIX - 9/30/18 o

                 [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         4.0%
AA                                                                         29.7%
A                                                                          36.8%
BBB                                                                        18.8%
BELOW INVESTMENT-GRADE                                                      4.2%
UNRATED                                                                     6.5%

                             [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

2  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL OBLIGATIONS (99.2%)

              ALABAMA (1.5%)
$ 4,245       Chatom IDB (INS - Assured Guaranty
                Municipal Corp.)                                               5.00%          8/01/2037      $    4,420
  7,000       Docks Department (PRE)                                           6.00          10/01/2035           7,547
  4,500       Homewood Educational Building Auth.                              5.00          12/01/2047           4,875
 11,500       Lower Alabama Gas District                                       5.00           9/01/2046          13,444
  1,750       Montgomery Medical Clinic Board                                  5.00           3/01/2036           1,850
  2,000       Selma IDB                                                        5.80           5/01/2034           2,113
                                                                                                             ----------
                                                                                                                 34,249
                                                                                                             ----------
              ARIZONA (2.8%)
  5,000       Apache County IDA                                                4.50           3/01/2030           5,288
  5,000       City of Goodyear                                                 5.63           7/01/2039           5,288
  1,000       City of Phoenix Civic Improvement Corp.
                (INS - National Public Finance Guarantee Corp.)                5.50           7/01/2029           1,220
  1,500       City of Phoenix Civic Improvement Corp.
                (INS - National Public Finance Guarantee Corp.)                5.50           7/01/2030           1,847
  6,000       Health Facilities Auth.                                          5.00           2/01/2042           6,305
  5,000       Health Facilities Auth. (MUNIPSA + 1.85%)
                (Put Date 2/01/2023)(a)                                        3.41(b)        2/01/2048           5,194
  1,725       IDA                                                              5.00           7/01/2052           1,867
  1,600       Maricopa County IDA                                              5.00           7/01/2047           1,651
  7,000       Maricopa County Pollution Control Corp.                          5.00           6/01/2035           7,287
  6,000       Phoenix IDA(c)                                                   5.00           7/01/2044           6,255
  1,200       Phoenix IDA                                                      5.00           7/01/2041           1,261
  1,250       Phoenix IDA                                                      5.00           7/01/2042           1,351
  3,000       Pima County IDA                                                  5.25          10/01/2040           3,168
  2,685       Pima County IDA                                                  4.50           6/01/2030           2,850
  3,000       Pima County IDA                                                  4.00           9/01/2029           3,118
  2,000       Pima County IDA(c)                                               5.00           6/15/2052           2,003
 10,000       Pinal County Electrical District No. 3                           4.00           7/01/2041          10,153
                                                                                                             ----------
                                                                                                                 66,106
                                                                                                             ----------
              ARKANSAS (0.2%)
  1,000       Dev. Finance Auth. (INS - AMBAC Assurance Corp.)
                (Zero Coupon)                                                  0.00           7/01/2028             726
  1,165       Dev. Finance Auth. (INS - AMBAC Assurance Corp.)
                (Zero Coupon)                                                  0.00           7/01/2029             808

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
$ 1,150       Dev. Finance Auth. (INS - AMBAC Assurance Corp.)
                (Zero Coupon)                                                  0.00%          7/01/2030      $      763
  2,500       Dev. Finance Auth. (INS - AMBAC Assurance Corp.)
                (Zero Coupon)                                                  0.00           7/01/2036           1,192
                                                                                                             ----------
                                                                                                                  3,489
                                                                                                             ----------
              CALIFORNIA (8.5%)
  1,000       Cerritos CCD (Zero Coupon)                                       0.00           8/01/2031             645
  2,500       Cerritos CCD (Zero Coupon)                                       0.00           8/01/2032           1,541
  2,175       Cerritos CCD (Zero Coupon)                                       0.00           8/01/2033           1,278
  1,000       Cerritos CCD (Zero Coupon)                                       0.00           8/01/2034             559
  1,500       Cerritos CCD (Zero Coupon)                                       0.00           8/01/2035             799
  2,200       Cerritos CCD (Zero Coupon)                                       0.00           8/01/2036           1,116
  8,500       Coachella Valley Unified School District
                (INS - Assured Guaranty Municipal Corp.)
                (Zero Coupon)                                                  0.00           8/01/2041           3,320
  6,700       Corona-Norco Unified School District (PRE)
                (INS - Assured Guaranty Municipal Corp.)                       5.50           8/01/2039           6,910
  3,000       El Camino CCD (Zero Coupon)                                      0.00           8/01/2034           1,719
  3,000       El Camino CCD (Zero Coupon)                                      0.00           8/01/2038           1,359
 20,000       El Centro Financing Auth. (LIQ - Deutsche
                Bank A.G.) (LOC - Deutsche Bank A.G.)
                (Put Date 10/05/2018)(c),(d),(e)                               1.91           7/01/2058          20,000
 10,000       El Monte Union HSD (INS - Assured Guaranty
                Municipal Corp.) (Zero Coupon)                                 0.00            6/01/2042           3,620
  2,500       Escondido Union HSD (INS - Assured Guaranty
                Municipal Corp.)                                               5.00           6/01/2037           2,597
  2,000       Golden State Tobacco Securitization Corp.                        5.00           6/01/2030           2,203
  1,000       Health Facilities Financing Auth.                                5.00          11/15/2056           1,115
  5,000       Indio Redev. Agency                                              5.25           8/15/2035           5,010
 17,025       Inland Empire Tobacco Securitization Auth.                       5.75           6/01/2026          17,835
  2,000       Jurupa Public Financing Auth. (INS - Assured
                Guaranty Municipal Corp.)                                      5.00           9/01/2033           2,094
  1,200       Los Alamitos Unified School District, 5.95%,
                8/01/2024                                                      0.00(f)        8/01/2034           1,106
  4,500       Los Alamitos Unified School District, 6.05%,
                8/01/2024                                                      0.00(f)        8/01/2042           4,041
  3,000       Monterey Peninsula Unified School District (PRE)
                (INS - Assured Guaranty Municipal Corp.)                       5.50           8/01/2034           3,307
  1,860       Paramount Unified School District (Zero Coupon)                  0.00           8/01/2034           1,009
  2,000       Paramount Unified School District (Zero Coupon)                  0.00           8/01/2035           1,025
  2,750       Paramount Unified School District (Zero Coupon)                  0.00           8/01/2037           1,266
  2,750       Paramount Unified School District (Zero Coupon)                  0.00           8/01/2036           1,336
  5,920       Pollution Control Financing Auth.                                5.00          11/21/2045           5,986
  4,940       Pollution Control Financing Auth.(c)                             5.00           7/01/2037           4,972

================================================================================

4   | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
$ 1,110       Public Works Board (PRE)                                         5.00%         10/01/2031      $    1,213
  2,000       Public Works Board (PRE)                                         5.00          10/01/2030           2,185
  2,000       Public Works Board                                               5.00          12/01/2031           2,172
  2,500       Public Works Board                                               5.00          12/01/2029           2,723
  2,950       Public Works Board                                               5.00           6/01/2031           3,266
  3,500       Public Works Board                                               5.00          10/01/2039           3,912
  2,000       Sacramento City Schools Joint Powers Financing Auth.
                (INS - Build America Mutual Assurance Co.)                     5.00           3/01/2040           2,183
  2,560       Sacramento City Schools Joint Powers Financing Auth.
                (INS - Build America Mutual Assurance Co.)                     5.00           3/01/2036           2,805
  2,500       San Diego Public Facilities Financing Auth.                      5.00          10/15/2044           2,795
  3,000       San Marcos Schools Financing Auth. (PRE)
                (INS - Assured Guaranty Municipal Corp.)                       5.00           8/15/2040           3,176
 13,605       San Ysidro School District (INS - Assured Guaranty
                Municipal Corp.) (Zero Coupon)                                 0.00           8/01/2036           6,506
 14,285       San Ysidro School District (INS - Assured Guaranty
                Municipal Corp.) (Zero Coupon)                                 0.00           8/01/2037           6,459
 15,000       Santa Ana Unified School District (INS - Assured
                Guaranty Municipal Corp.) (Zero Coupon)                        0.00           4/01/2029          10,177
  5,000       Southern California Public Power Auth.                           5.00           7/01/2040           5,231
    300       State                                                            4.50           8/01/2030             300
  5,000       State                                                            5.75           4/01/2031           5,094
  6,750       State                                                            5.00           2/01/2038           7,363
  8,000       State                                                            5.25           4/01/2035           8,769
  5,000       State                                                            5.00          10/01/2047           5,603
  8,885       Stockton Unified School District (INS - Assured
                Guaranty Municipal Corp.) (Zero Coupon)                        0.00           8/01/2034           4,866
  2,500       Victor Elementary School District (PRE)
                (INS - Assured Guaranty Municipal Corp.)                       5.13           8/01/2034           2,570
  5,180       Washington Township Health Care Dist.                            5.25           7/01/2030           5,408
  5,000       Washington Township Health Care Dist.                            5.50           7/01/2038           5,220
                                                                                                             ----------
                                                                                                                197,764
                                                                                                             ----------
              COLORADO (1.8%)
 10,000       E-470 Public Highway Auth. (INS - National Public
                Finance Guarantee Corp.) (Zero Coupon)                         0.00           9/01/2035           4,739
  2,000       E-470 Public Highway Auth.                                       5.38           9/01/2026           2,122
  2,500       Educational & Cultural Facilities Auth.                          5.25           4/01/2043           2,676
    750       Educational & Cultural Facilities Auth.                          5.00           4/01/2053             811
  2,500       Educational & Cultural Facilities Auth.                          4.00          12/01/2048           2,423
  6,000       Health Facilities Auth.                                          5.00           6/01/2045           6,351
  5,000       Health Facilities Auth.                                          5.00          12/01/2042           5,231
  1,250       Health Facilities Auth.                                          5.00           6/01/2047           1,340
  1,000       Park Creek Metropolitan District                                 5.00          12/01/2045           1,085
  2,500       Park Creek Metropolitan District                                 5.00          12/01/2046           2,711

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
$ 2,000       Park Creek Metropolitan District                                 5.00%         12/01/2051      $    2,162
  4,000       Rampart Range Metropolitan District No. 1
                (INS - Assured Guaranty Municipal Corp.)                       5.00          12/01/2047           4,407
  5,000       Regional Transportation District                                 5.00           6/01/2044           5,396
  1,000       Southlands Metropolitan District No. 1                           5.00          12/01/2047           1,049
                                                                                                             ----------
                                                                                                                 42,503
                                                                                                             ----------
              CONNECTICUT (0.4%)
  2,000       Health & Educational Facilities Auth. (PRE)                      5.00           7/01/2035           2,103
 57,790       Mashantucket (Western) Pequot Tribe(g),(h)                       6.05(i)        7/01/2031           2,023
  5,500       State                                                            5.00           4/15/2038           5,964
                                                                                                             ----------
                                                                                                                 10,090
                                                                                                             ----------
              DELAWARE (0.2%)
  4,000       EDA                                                              5.40           2/01/2031           4,212
                                                                                                             ----------
              DISTRICT OF COLUMBIA (2.2%)
  1,500       District of Columbia                                             5.00           7/01/2042           1,605
  1,305       District of Columbia                                             5.00           7/01/2036           1,399
  1,700       District of Columbia (PRE)                                       6.00           7/01/2043           1,986
  1,450       District of Columbia (PRE)                                       6.00           7/01/2048           1,694
  7,500       Metropolitan Washington Airports Auth.                           5.13          10/01/2034           7,500
 10,000       Metropolitan Washington Airports Auth.                           5.63          10/01/2039          10,000
  5,000       Metropolitan Washington Airports Auth.                           5.00          10/01/2039           5,250
 10,000       Metropolitan Washington Airports Auth.
                Dulles Toll Road Revenue                                       5.00          10/01/2053          10,514
 10,000       Washington Convention & Sports Auth.                             5.00          10/01/2040          10,434
                                                                                                             ----------
                                                                                                                 50,382
                                                                                                             ----------
              FLORIDA (8.1%)
  2,000       Brevard County Health Facilities Auth. (PRE)                     7.00           4/01/2039           2,051
    350       Broward County School Board (PRE)
                (INS - Assured Guaranty Corp.)                                 5.25           7/01/2027             359
  1,500       Broward County Water & Sewer Utility (PRE)                       5.25          10/01/2034           1,500
  7,000       City of Atlantic Beach                                           5.63          11/15/2043           7,654
  2,000       City of Clearwater (PRE)                                         5.25          12/01/2039           2,076
  3,950       City of Gainesville                                              5.25          10/01/2034           4,181
  2,270       City of Jacksonville                                             5.00          10/01/2029           2,472
    500       City of Lakeland                                                 5.00           9/01/2037             523
  1,000       City of Lakeland                                                 5.00           9/01/2042           1,040
 13,125       City of Miami (INS - Assured Guaranty
                Municipal Corp.)                                               5.25           7/01/2035          13,768
  4,000       City of Miami (INS - Assured Guaranty
                Municipal Corp.)                                               5.25           7/01/2039           4,194
  2,000       City of Miami Beach                                              5.00           9/01/2040           2,090
  1,500       City of Miami Beach (INS - Assured Guaranty Corp.)               5.00          10/01/2034           1,539
  5,675       Department of Children & Families                                5.00          10/01/2025           5,688

================================================================================

6  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
$ 1,500       Escambia County                                                  6.25%         11/01/2033      $    1,568
  1,000       Escambia County Housing Finance Auth. (PRE)
                (INS - Assured Guaranty Municipal Corp.)                       5.75           6/01/2031           1,025
  3,000       Halifax Hospital Medical Center                                  5.00           6/01/2046           3,185
    600       Higher Educational Facilities Financial Auth.                    5.00           4/01/2032             644
  1,500       Higher Educational Facilities Financial Auth.                    5.25           4/01/2042           1,620
  4,000       Lee County IDA                                                   5.75          10/01/2042           4,247
  5,000       Lee County IDA                                                   5.50          10/01/2047           5,329
    525       Miami-Dade County Aviation (PRE)                                 5.00          10/01/2029             555
  6,350       Miami-Dade County Aviation                                       5.00          10/01/2029           6,676
 18,330       Miami-Dade County Aviation (PRE)                                 5.38          10/01/2035          19,502
  4,875       Miami-Dade County Aviation                                       5.38          10/01/2035           5,162
  5,000       Miami-Dade County Expressway Auth.                               5.00           7/01/2040           5,210
  5,000       Miami-Dade County Expressway Auth.                               5.00           7/01/2039           5,469
  2,000       Miami-Dade County Health Facilities Auth.                        4.00           8/01/2047           1,953
  1,750       Miami-Dade County Rickenbacker Causeway                          5.00          10/01/2043           1,909
  5,000       Miami-Dade County School Board (PRE)
                (INS - Assured Guaranty Corp.)                                 5.25           2/01/2027           5,057
  3,950       Miami-Dade County Water & Sewer System (PRE)                     5.00          10/01/2034           4,182
  2,500       Municipal Loan Council (INS - Assured Guaranty
                Municipal Corp.)                                               5.25          10/01/2033           2,692
  3,000       Orange County Health Facilities Auth. (PRE)                      5.25          10/01/2035           3,000
  1,500       Orange County Health Facilities Auth.                            4.00          10/01/2045           1,464
 10,000       Orange County School Board (PRE)
                (INS - Assured Guaranty Corp.)                                 5.50           8/01/2034          10,296
  2,000       Orlando-Orange County Expressway Auth. (PRE)                     5.00           7/01/2035           2,098
  4,745       Orlando-Orange County Expressway Auth. (PRE)                     5.00           7/01/2035           4,982
  1,255       Orlando-Orange County Expressway Auth. (PRE)                     5.00           7/01/2035           1,318
  5,000       Palm Beach County Health Facilities Auth.                        5.00           5/15/2041           5,202
  2,000       Palm Beach County Health Facilities Auth.                        5.00          11/15/2045           2,177
    155       Palm Beach County Solid Waste Auth. (PRE)                        5.00          10/01/2031             168
  9,845       Palm Beach County Solid Waste Auth.                              5.00          10/01/2031          10,611
  3,650       Pinellas County Educational Facilities Auth.                     6.00          10/01/2041           3,858
  1,000       Pinellas County Educational Facilities Auth.                     5.00          10/01/2027           1,045
  1,000       Pinellas County Educational Facilities Auth.                     5.25          10/01/2030           1,047
  1,835       Sarasota County Health Facilities Auth.                          5.00           5/15/2048           1,989
  1,000       Sarasota County Public Hospital District (PRE)                   5.63           7/01/2039           1,027
  3,000       St. Petersburg Health Facilities Auth. (PRE)                     6.50          11/15/2039           3,148
  2,200       Tampa Housing Auth.                                              4.85           7/01/2036           2,204
  3,050       Tampa-Hillsborough County Expressway Auth. (PRE)                 5.00           7/01/2042           3,357
  2,350       Volusia County Educational Facilities Auth. (PRE)
                (INS - Assured Guaranty Municipal Corp.)                       5.00          10/15/2029           2,549
  2,000       Volusia County Educational Facility Auth.                        5.00          10/15/2045           2,184
                                                                                                             ----------
                                                                                                                188,844
                                                                                                             ----------


================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
              GEORGIA (1.8%)
$ 26,600      Appling County Dev. Auth. (Put Date 10/01/2018)(e)               1.94%          9/01/2041      $   26,600
   3,500      City of Atlanta Department of Aviation                           5.00           1/01/2035           3,617
   4,000      Dahlonega Downtown Dev. Auth. (PRE)
                (INS - Assured Guaranty Municipal Corp.)                       5.00           7/01/2040           4,204
   1,500      Glynn-Brunswick Memorial Hospital Auth.                          5.00           8/01/2047           1,612
     600      Heard County Dev. Auth. (Put Date 10/01/2018)(e)                 1.87           9/01/2029             600
   1,600      Private Colleges & Universities Auth.                            5.00          10/01/2032           1,662
   1,250      Thomasville Hospital Auth. (PRE)                                 5.38          11/01/2040           1,333
   1,000      Thomasville Hospital Auth. (PRE)                                 5.25          11/01/2035           1,064
                                                                                                             ----------
                                                                                                                 40,692
                                                                                                             ----------
              HAWAII (0.3%)
   6,000      Department of Budget & Finance                                   6.50           7/01/2039           6,188
                                                                                                             ----------
              IDAHO (0.1%)
   1,500      Health Facilities Auth. (PRE) (INS - Assured
                Guaranty Municipal Corp.)                                      5.00           7/01/2035           1,578
                                                                                                             ----------
              ILLINOIS (16.4%)
   1,530      Bureau County Township HSD No. 502
                (INS - Build America Mutual Assurance Co.)                     5.00          12/01/2037           1,692
   1,555      Bureau County Township HSD No. 502
                (INS - Build America Mutual Assurance Co.)                     5.00          12/01/2038           1,717
   1,400      Bureau County Township HSD No. 502
                (INS - Build America Mutual Assurance Co.)                     5.00          12/01/2039           1,543
  10,000      Chicago Board of Education (INS - Assured
                Guaranty Municipal Corp.)(LIQ - Deutsche
                Bank A.G.) (LOC - Deutsche Bank A.G.)
                (Put Date 10/05/2018)(c),(e)                                   1.89          12/01/2039          10,000
   5,000      Chicago Board of Education (LIQ - Deutsche
                Bank A.G.) (LOC - Deutsche Bank A.G.)
                (Put Date 10/05/2018)(c),(e)                                   1.89          12/01/2039           5,000
  17,740      Chicago Board of Education (LIQ - Barclays
                Bank plc) (LOC - Barclays Bank plc)
                (Put Date 10/05/2018)(c),(e),(j)                               1.74           4/01/2046          17,740
   5,000      Chicago Board of Education                                       5.00          12/01/2036           5,133
   6,000      Chicago Midway International Airport                             5.00           1/01/2046           6,480
   5,000      Chicago O'Hare International Airport                             5.00           1/01/2041           5,503
   4,200      Chicago O'Hare International Airport (PRE)                       5.75           1/01/2039           4,536
     800      Chicago O'Hare International Airport                             5.75           1/01/2039             852
   5,000      Chicago O'Hare International Airport                             5.75           1/01/2043           5,578
   3,000      Chicago Park District                                            5.00           1/01/2040           3,206
   3,945      City of Chicago                                                  6.75          12/01/2032           3,965
   3,000      City of Chicago                                                  5.00          11/01/2044           3,182

================================================================================

8  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
$ 4,000       City of Chicago Wastewaster Transmission                         5.00%          1/01/2044      $    4,234
  3,000       City of Chicago Wastewaster Transmission                         5.00           1/01/2039           3,190
  3,000       City of Chicago Wastewaster Transmission                         5.00           1/01/2047           3,183
  3,000       City of Springfield (INS - Assured Guaranty
                Municipal Corp.)                                               5.00           3/01/2040           3,244
  9,500       Cook County CCD No. 508 (INS - Build America
                Mutual Assurance Co.)                                          5.00          12/01/2047          10,087
  7,750       Cook County Sales Tax                                            5.00          11/15/2038           8,619
  2,000       Finance Auth.                                                    5.00           8/15/2044           2,119
  2,000       Finance Auth.                                                    5.00           4/01/2026           2,000
  4,500       Finance Auth.                                                    5.00           4/01/2031           4,434
  7,000       Finance Auth.                                                    5.00           4/01/2036           6,731
  8,000       Finance Auth. (PRE)                                              6.00          10/01/2032           8,747
  7,065       Finance Auth.                                                    5.50           4/01/2032           7,064
  2,500       Finance Auth. (PRE) (INS - National Public
                Finance Guarantee Corp.)                                       5.75          11/01/2028           2,508
  5,000       Finance Auth. (PRE)                                              7.25          11/01/2030           5,022
  6,000       Finance Auth.                                                    4.00           2/01/2033           6,119
 14,000       Finance Auth.                                                    3.90           3/01/2030          14,303
  5,000       Finance Auth. (PRE)                                              5.75          10/01/2035           5,000
  1,205       Finance Auth.                                                    5.25          10/01/2039           1,225
    700       Finance Auth.                                                    5.00           5/15/2037             732
  1,155       Finance Auth.                                                    5.00           5/15/2047           1,200
  5,000       Finance Auth.                                                    6.00           7/01/2043           5,473
  4,500       Finance Auth.                                                    4.00          12/01/2046           4,238
  5,000       Finance Auth.                                                    4.00           7/01/2038           4,847
 11,000       Finance Auth.                                                    4.00           2/15/2041          11,117
  2,000       Finance Auth.                                                    4.00           3/01/2038           2,026
 12,395       Finance Auth.                                                    4.00          10/01/2040          12,463
    750       Finance Auth.                                                    5.00           8/01/2042             802
    750       Finance Auth.                                                    5.00           8/01/2047             798
  2,000       Finance Auth.                                                    5.00          12/01/2047           2,053
  1,000       Finance Auth.                                                    5.00           2/15/2047           1,069
    500       Finance Auth.                                                    5.00           2/15/2050             533
 10,000       Metropolitan Pier & Exposition Auth.
                (LIQ - Deutsche Bank A.G.) (LOC - Deutsche
                Bank A.G.) (Put Date 10/05/2018)(c),(e)                        1.89           6/15/2050          10,000
    660       Metropolitan Pier & Exposition Auth.
                (INS - National Public Finance Guarantee Corp.)                5.50           6/15/2020             665
  1,045       Metropolitan Pier & Exposition Auth.
                (INS - National Public Finance Guarantee Corp.)                5.55           6/15/2021           1,052
  9,000       Northern Illinois Municipal Power Agency                         4.00          12/01/2041           8,866

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
$10,000       Railsplitter Tobacco Settlement Auth. (PRE)                      5.50%          6/01/2023      $   10,860
 23,980       Regional Transportation Auth. (INS - Assured
                Guaranty Municipal Corp.)                                      5.75           6/01/2020          25,359
 37,550       Regional Transportation Auth. (INS - National
                Public Finance Guarantee Corp.)                                6.50           7/01/2030          47,687
  2,000       Sangamon County Water Reclamation District                       5.75           1/01/2053           2,225
 16,500       State (LIQ - Deutsche Bank A.G.) (LOC - Deutsche
                Bank A.G.) (Put Date 10/05/2018)(c),(e)                        1.81           3/01/2033          16,500
  1,000       State (INS - Assured Guaranty Municipal Corp.)                   4.00           2/01/2031           1,021
  1,000       State (INS - Assured Guaranty Municipal Corp.)                   4.00           2/01/2032           1,016
  8,000       State (INS - Assured Guaranty Municipal Corp.)                   5.00           4/01/2029           8,533
 12,630       State (LIQ - Deutsche Bank A.G.) (LOC - Deutsche
                Bank A.G.) (Put Date 10/05/2018)(c),(e)                        1.81           7/01/2031          12,630
  2,000       State                                                            5.00          10/01/2033           2,091
  1,000       University of Illinois                                           5.13           4/01/2036           1,044
 10,000       Village of Rosemont (INS - Assured Guaranty
                Municipal Corp.)                                               5.00          12/01/2046          10,806
                                                                                                             ----------
                                                                                                                381,662
                                                                                                             ----------
              INDIANA (1.7%)
  5,540       Evansville Redev. Auth. (INS - Build America
                Mutual Assurance Co.)                                          4.00           2/01/2038           5,646
  3,605       Evansville Redev. Auth. (INS - Build America
                Mutual Assurance Co.)                                          4.00           2/01/2039           3,669
  5,000       Finance Auth.                                                    5.00           6/01/2039           4,987
  4,000       Finance Auth.                                                    5.00          10/01/2044           4,176
  5,000       Finance Auth.                                                    5.50           4/01/2046           5,318
  1,495       Finance Auth.                                                    5.00           2/01/2040           1,614
  1,175       Local Public Improvement Bond Bank (PRE)
                (INS - Assured Guaranty Corp.)                                 5.50           1/01/2038           1,186
  4,825       Local Public Improvement Bond Bank (INS - Assured
                Guaranty Corp.)                                                5.50           1/01/2038           4,869
  7,000       Richmond Hospital Auth.                                          5.00           1/01/2039           7,515
                                                                                                             ----------
                                                                                                                 38,980
                                                                                                             ----------
              IOWA (0.3%)
  6,235       Finance Auth.                                                    5.00           5/15/2041           6,487
                                                                                                             ----------
              KANSAS (0.5%)
  2,500       City of Coffeyville (INS - National Public Finance
                Guarantee Corp.)(c)                                            5.00           6/01/2042           2,672
  5,000       City of Lawrence                                                 5.00           7/01/2048           5,455
  2,000       Wyandotte County/Kansas City Unified                             5.00           9/01/2045           2,199
                                                                                                             ----------
                                                                                                                 10,326
                                                                                                             ----------

================================================================================

10  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
              KENTUCKY (0.6%)
$ 1,000       City of Ashland                                                  5.00%          2/01/2040      $    1,055
  3,000       Economic Dev. Finance Auth.                                      5.00           8/15/2041           3,185
  5,500       Economic Dev. Finance Auth.                                      5.00           5/15/2046           5,686
    500       Economic Dev. Finance Auth. (INS - Assured
                Guaranty Municipal Corp.)                                      4.00          12/01/2041             502
  2,000       Economic Dev. Finance Auth. (INS - Assured
                Guaranty Municipal Corp.)                                      5.00          12/01/2045           2,196
  2,000       Owen County                                                      6.25           6/01/2039           2,056
                                                                                                             ----------
                                                                                                                 14,680
                                                                                                             ----------
              LOUISIANA (3.7%)
  2,100       City of Shreveport (INS - Assured Guaranty
                Municipal Corp.)                                               5.00          12/01/2041           2,329
  1,000       City of Shreveport                                               5.00          12/01/2040           1,099
  1,100       City of Shreveport (INS - Build America
                Mutual Assurance Co.)                                          4.00          12/01/2037           1,128
  5,500       City of Shreveport                                               5.00          12/01/2041           5,979
  2,500       Lafayette Public Trust Financing Auth. (PRE)
                (INS - Assured Guaranty Municipal Corp.)                       5.50          10/01/2035           2,668
  3,750       Local Government Environmental
                Facilities & Community Dev. Auth.                              6.50           8/01/2029           4,038
  8,210       Local Government Environmental
                Facilities & Community Dev. Auth.
                (INS - Assured Guaranty Municipal Corp.)                       4.00          10/01/2046           8,216
  1,685       Local Government Environmental
                Facilities & Community Dev. Auth.
                (INS - Assured Guaranty Municipal Corp.)                       5.00          10/01/2039           1,858
  6,250       Local Government Environmental
                Facilities & Community Dev. Auth.                              3.50          11/01/2032           6,060
  5,000       Local Government Environmental
                Facilities & Community Dev. Auth.
                (INS - Assured Guaranty Municipal Corp.)                       5.00          10/01/2048           5,410
  6,000       Public Facilities Auth.                                          5.00          11/01/2045           6,374
  5,000       Public Facilities Auth. (INS - Build America
                Mutual Assurance Co.)                                          5.25           6/01/2051           5,399
  1,500       Public Facilities Auth.                                          5.00           7/01/2037           1,648
  5,000       Public Facilities Auth.                                          5.00           5/15/2046           5,392
  9,000       Public Facilities Auth.                                          4.00           1/01/2056           8,965
  2,000       Public Facilities Auth.                                          5.00           7/01/2057           2,116
    400       Public Facilities Auth.                                          5.00           7/01/2052             425
     15       Public Facilities Auth. (PRE)                                    4.00           5/15/2041              17
  1,235       Public Facilities Auth.                                          4.00           5/15/2041           1,213
  1,000       Public Facilities Auth.                                          4.00          12/15/2050             987

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                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
$ 6,750       St. Charles Parish (Put Date 6/01/2022)(a)                       4.00%         12/01/2040      $    7,078
  6,000       State                                                            5.00           5/01/2045           6,690
  1,500       Tobacco Settlement Financing Corp.                               5.25           5/15/2035           1,605
                                                                                                             ----------
                                                                                                                 86,694
                                                                                                             ----------
              MAINE (0.4%)
  9,000       Health & Higher Education Facilities Auth.                       4.00           7/01/2046           8,509
                                                                                                             ----------
              MARYLAND (0.1%)
  2,500       EDC                                                              6.20           9/01/2022           2,542
                                                                                                             ----------
              MASSACHUSETTS (1.9%)
  3,000       Dev. Finance Agency                                              5.00           7/01/2044           3,194
  4,000       Dev. Finance Agency                                              5.50           7/01/2044           4,288
  1,000       Dev. Finance Agency                                              5.00           4/15/2040           1,052
  1,000       Dev. Finance Agency                                              5.00           7/01/2046           1,072
  6,385       Dev. Finance Agency (PRE)                                        6.25           7/01/2030           6,591
  3,615       Dev. Finance Agency                                              6.25           7/01/2030           3,716
  3,370       Dev. Finance Agency                                              4.00          10/01/2046           3,191
  2,280       Dev. Finance Agency                                              5.00           7/01/2047           2,440
  1,000       Dev. Finance Agency                                              4.00           7/01/2038             980
  3,000       Dev. Finance Agency                                              5.00           7/01/2044           3,236
 10,000       Dev. Finance Agency                                              5.00           7/01/2053          10,741
  3,500       Health & Educational Facilities Auth.                            5.00           7/15/2032           3,529
    500       Health & Educational Facilities Auth.                            5.00           7/15/2037             504
                                                                                                             ----------
                                                                                                                 44,534
                                                                                                             ----------
              MICHIGAN (1.5%)
  2,500       Downriver Utility Wastewater Auth. (INS - Assured
                Guaranty Municipal Corp.)                                      5.00           4/01/2043           2,731
  1,000       Finance Auth.                                                    5.00          11/01/2043           1,117
  2,000       Genesee County (INS - Build America
                Mutual Assurance Co.)                                          4.00           2/01/2041           2,028
  2,900       Genesee County (INS - Build America
                Mutual Assurance Co.)                                          5.00           2/01/2046           3,159
  6,000       Jackson Public Schools (NBGA - Michigan School
                Bond Qualification & Loan Program)                             5.00           5/01/2045           6,640
  3,000       Jackson Public Schools (NBGA - Michigan School
                Bond Qualification & Loan Program)                             5.00           5/01/2048           3,297
  2,750       Karegnondi Water Auth.                                           5.00          11/01/2045           2,979
  4,500       Lansing Board of Water & Light                                   5.00           7/01/2037           4,788
  4,000       Livonia Public Schools School District
                (INS - Assured Guaranty Municipal Corp.)                       5.00           5/01/2045           4,360
  3,000       Strategic Fund                                                   5.63           7/01/2020           3,164
                                                                                                             ----------
                                                                                                                 34,263
                                                                                                             ----------

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12  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
              MINNESOTA (0.1%)
$ 2,500       Higher Education Facilities Auth. (PRE)                          5.00%         10/01/2039      $    2,574
                                                                                                             ----------
              MISSISSIPPI (0.1%)
  3,000       Warren County                                                    5.38          12/01/2035           3,269
                                                                                                             ----------

              MISSOURI (2.1%)
  2,575       Cape Girardeau County IDA                                        6.00           3/01/2033           2,896
  1,000       Cape Girardeau County IDA (PRE)                                  5.75           6/01/2039           1,025
    750       Cape Girardeau County IDA                                        5.00           3/01/2036             800
 17,775       Dev. Finance Board                                               4.00           6/01/2046          17,482
  3,000       Hannibal IDA                                                     5.00          10/01/2047           3,227
  6,000       Health & Educational Facilities Auth. (PRE)                      5.50          11/15/2033           6,026
  1,500       Health & Educational Facilities Auth.                            5.50          11/15/2033           1,506
  1,000       Health & Educational Facilities Auth.                            5.00          11/15/2043           1,102
  5,000       St. Louis County IDA                                             5.88           9/01/2043           5,589
  2,000       St. Louis County IDA                                             5.00           9/01/2048           2,135
  3,065       St. Louis Municipal Finance Corp. (INS - Assured
               Guaranty Municipal Corp.)                                       5.00          10/01/2038           3,407
  2,075       Stoddard County IDA                                              6.00           3/01/2037           2,315
                                                                                                             ----------
                                                                                                                 47,510
                                                                                                             ----------
              MONTANA (0.4%)
  5,000       City of Forsyth                                                  5.00           5/01/2033           5,278
  4,000       City of Forsyth                                                  3.90           3/01/2031           4,068
                                                                                                             ----------
                                                                                                                  9,346
                                                                                                             ----------
              NEBRASKA (0.3%)
  2,000       Central Plains Energy Project                                    5.00           9/01/2042           2,313
  3,400       Douglas County Hospital Auth.                                    5.00          11/01/2048           3,666
                                                                                                             ----------
                                                                                                                  5,979
                                                                                                             ----------

              NEVADA (1.7%)
  2,775       City of Carson                                                   5.00           9/01/2047           3,001
  4,000       Clark County Department of Aviation
               (INS - Assured Guaranty Municipal Corp.)                        5.00           7/01/2026           4,088
 11,000       Clark County Department of Aviation                              5.13           7/01/2034          11,396
  5,000       Clark County Department of Aviation
               (INS - Assured Guaranty Municipal Corp.)                        5.25           7/01/2039           5,190
  4,400       Las Vegas Convention & Visitors Auth.                            4.00           7/01/2041           4,423
 12,140       Las Vegas Convention & Visitors Auth.                            4.00           7/01/2046          12,163
                                                                                                             ----------
                                                                                                                 40,261
                                                                                                             ----------
              NEW JERSEY (4.5%)
 20,000       EDA (MUNIPSA + 1.60%)                                            3.16(b)        3/01/2028          19,802
 10,000       EDA                                                              5.00           6/15/2040          10,474

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                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
$ 3,000       EDA                                                              5.25%          6/15/2040      $    3,226
  4,000       EDA                                                              5.00           6/15/2041           4,237
  6,000       EDA                                                              5.00           9/01/2024           6,280
  2,000       EDA                                                              5.00           6/15/2028           2,116
  1,200       EDA (INS - Assured Guaranty Municipal Corp.)                     5.00           6/01/2042           1,301
  3,000       EDA                                                              5.00           6/15/2047           3,177
  5,000       Educational Facilities Auth.                                     5.00           9/01/2036           5,353
  3,000       Educational Facilities Auth.                                     5.00           7/01/2047           3,176
  1,250       Health Care Facilities Financing Auth.
                (INS - Assured Guaranty Municipal Corp.)                       5.00           7/01/2046           1,354
 15,000       Health Care Facilities Financing Auth. (PRE)                     5.63           7/01/2032          16,420
  2,250       Health Care Facilities Financing Auth.                           5.00          10/01/2038           2,421
 20,000       Morris County Improvement Auth. (LIQ - Deutsche
                Bank A.G.) (LOC - Deutsche Bank A.G.)
                (Put Date 10/05/2018)(c),(e),(j)                               1.96          10/01/2047          20,000
  3,000       Tobacco Settlement Financing Corp.                               5.00           6/01/2046           3,226
  2,000       Transportation Trust Fund Auth.                                  5.25           6/15/2041           2,149
                                                                                                             ----------
                                                                                                                104,712
                                                                                                             ----------
              NEW MEXICO (0.2%)
  5,000       City of Farmington                                               5.90           6/01/2040           5,311
                                                                                                             ----------
              NEW YORK (2.1%)
  2,040       Buffalo & Erie County Industrial Land Dev. Corp.                 5.38          10/01/2041           2,185
     60       City of New York                                                 5.88           8/01/2019              60
  2,250       Dormitory Auth.                                                  5.25           7/01/2029           2,293
 16,130       Liberty Dev. Corp.                                               5.25          10/01/2035          19,630
  5,000       MTA (Zero Coupon)                                                0.00          11/15/2032           2,951
  2,000       Thruway Auth.                                                    5.00           1/01/2051           2,183
  2,500       Triborough Bridge & Tunnel Auth. (Zero Coupon)                   0.00          11/15/2032           1,494
  5,000       Triborough Bridge & Tunnel Auth. (Zero Coupon)                   0.00          11/15/2031           3,103
  3,000       Triborough Bridge & Tunnel Auth. (Zero Coupon)                   0.00          11/15/2032           1,780
  6,170       Triborough Bridge & Tunnel Auth. (PRE)                           5.00          11/15/2031           6,194
  3,830       Triborough Bridge & Tunnel Auth.                                 5.00          11/15/2031           3,845
  2,000       Troy Capital Resource Corp.                                      5.00           9/01/2030           2,089
  1,000       TSASC, Inc.                                                      5.00           6/01/2041           1,070
                                                                                                             ----------
                                                                                                                 48,877
                                                                                                             ----------
              NORTH CAROLINA (0.8%)
 10,000       Capital Facilities Finance Agency                                4.63          11/01/2040          10,346
  3,750       Charlotte-Mecklenburg Hospital Auth.                             5.25           1/15/2034           3,784
  5,000       Columbus County Industrial Facilities & Pollution
              Control Financing Auth.                                          6.25          11/01/2033           5,226
                                                                                                             ----------
                                                                                                                 19,356
                                                                                                             ----------

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14  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
              NORTH DAKOTA (0.7%)
$ 4,685       City of Fargo                                                    6.25%         11/01/2031      $    5,255
  2,500       McLean County                                                    4.88           7/01/2026           2,583
  7,500       Ward County                                                      5.00           6/01/2053           7,935
                                                                                                             ----------
                                                                                                                 15,773
                                                                                                             ----------
              OHIO (1.8%)
  6,000       Air Quality Dev. Auth. acquired 8/11/2009;
                cost $6,000(g),(k)                                             5.70           8/01/2020           4,058
 10,000       Buckeye Tobacco Settlement Financing Auth.                       5.88           6/01/2030          10,050
 10,000       Buckeye Tobacco Settlement Financing Auth.                       5.75           6/01/2034          10,000
  2,700       City of Centerville                                              5.25          11/01/2047           2,815
  1,000       City of Cleveland (INS - Assured Guaranty
                Municipal Corp.)                                               5.00           1/01/2031           1,075
  9,000       Cuyahoga County                                                  4.75           2/15/2047           9,061
  2,500       Hamilton County                                                  5.00           1/01/2051           2,622
    320       Lake County                                                      5.63           8/15/2029             321
  2,000       Turnpike & Infrastructure Commission                             5.25           2/15/2033           2,211
                                                                                                             ----------
                                                                                                                 42,213
                                                                                                             ----------
              OKLAHOMA (1.1%)
  4,200       Comanche County Hospital Auth.                                   5.00           7/01/2032           4,305
  4,500       Dev. Finance Auth.                                               5.25           8/01/2057           4,306
  4,250       Dev. Finance Auth.                                               5.50           8/15/2057           4,692
 10,000       Municipal Power Auth.                                            4.00           1/01/2047          10,062
  2,000       Tulsa County Industrial Auth.                                    5.25          11/15/2045           2,180
                                                                                                             ----------
                                                                                                                 25,545
                                                                                                             ----------
              OREGON (0.2%)
  1,030       City of Keizer                                                   5.20           6/01/2031           1,032
  2,000       Deschutes County Hospital Facilities Auth.                       4.00           1/01/2046           1,987
  1,000       Salem Hospital Facility Auth.(d)                                 5.00           5/15/2048           1,069
  1,180       Yamhill County Hospital Auth.                                    5.00          11/15/2051           1,236
                                                                                                             ----------
                                                                                                                  5,324
                                                                                                             ----------
              PENNSYLVANIA (5.0%)
    750       Allegheny County Higher Education
                Building Auth. (PRE)                                           5.50           3/01/2031             810
  6,500       Allegheny County Hospital Dev. Auth.                             5.00           4/01/2047           7,004
    355       Allegheny County IDA                                             5.13           9/01/2031             355
  4,000       Allegheny County Sanitary Auth. (INS - Assured
                Guaranty Municipal Corp.)                                      5.00           6/01/2040           4,201
  3,170       Allegheny County Sanitary Auth.                                  5.00           6/01/2043           3,532
  5,000       Allentown Commercial & IDA(c)                                    6.25           7/01/2047           4,857
    300       Altoona Area School District (INS - Build America
                Mutual Assurance Co.)                                          5.00           12/01/2048            327

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                                                  PORTFOLIO OF INVESTMENTS |  15

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
$ 1,000       Altoona Area School District (INS - Build America
               Mutual Assurance Co.)                                           5.00%         12/01/2045      $    1,094
  8,500       Berks County IDA                                                 5.00          11/01/2050           9,162
  1,000       Berks County IDA                                                 5.00           5/15/2048           1,056
  3,250       Chester County IDA                                               5.25          10/15/2047           3,324
    500       Commonwealth Financing Auth.                                     5.00           6/01/2035             556
  5,000       Delaware River JT Toll Bridge Commission                         5.00           7/01/2047           5,605
  7,000       Economic Dev. Finance Auth.                                      4.00          10/01/2023           7,246
    480       Erie Parking Auth. (PRE) (INS - Assured Guaranty
                Municipal Corp.)                                               5.13           9/01/2032             508
    595       Erie Parking Auth. (PRE) (INS - Assured Guaranty
                Municipal Corp.)                                               5.20           9/01/2035             630
  1,390       Erie Parking Auth. (INS - Assured Guaranty
                Municipal Corp.)                                               5.13           9/01/2032           1,457
  1,700       Erie Parking Auth. (INS - Assured Guaranty
                Municipal Corp.)                                               5.20           9/01/2035           1,782
  1,970       Higher Educational Facilities Auth.                              5.25           7/15/2033           2,104
  2,750       Higher Educational Facilities Auth.                              5.50           7/15/2038           2,929
  4,000       Northampton County General Purpose Auth.                         4.00           8/15/2040           3,948
  2,440       Northampton County General Purpose Auth.                         5.00           8/15/2048           2,664
  1,000       Philadelphia School District                                     5.00           9/01/2037           1,086
  2,000       Philadelphia School District                                     5.00           9/01/2038           2,167
  2,500       Philadelphia School District                                     5.00           9/01/2043           2,720
  1,025       Scranton School District (INS - Build America
                Mutual Assurance Co.)                                          4.00          12/01/2037           1,025
  1,000       State                                                            5.00           7/01/2043           1,085
 10,000       Turnpike Commission                                              5.25          12/01/2044          11,056
  3,000       Turnpike Commission                                              5.00          12/01/2046           3,202
  8,000       Turnpike Commission                                              5.00           6/01/2039           8,660
  4,000       Turnpike Commission                                              5.00           6/01/2042           4,311
  4,000       Turnpike Commission                                              5.00          12/01/2047           4,391
  1,000       Turnpike Commission                                              5.00          12/01/2037           1,094
  5,000       Turnpike Commission                                              5.00          12/01/2043           5,524
  1,250       Turnpike Commission, 5.00%, 12/01/2018                           0.00(f)       12/01/2033           1,374
  3,200       Washington County IDA (PRE)                                      5.00          11/01/2036           3,352
                                                                                                             ----------
                                                                                                                116,198
                                                                                                             ----------
              PUERTO RICO (0.1%)
  2,000       Industrial, Tourist, Educational, Medical,
                Environmental Control Facilities Financing Auth.               5.38           4/01/2042           1,800
                                                                                                             ----------
              RHODE ISLAND (0.1%)
  2,000       Health & Educational Building Corp. (PRE)                        6.00           9/01/2033           2,340
    180       Housing & Mortgage Finance Corp.                                 6.85          10/01/2024             180
                                                                                                             ----------
                                                                                                                  2,520
                                                                                                             ----------

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16  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
              SOUTH CAROLINA (0.4%)
$ 2,250       Greenwood County (PRE)                                           5.38%         10/01/2039      $    2,324
  7,000       Public Service Auth.                                             5.25          12/01/2055           7,518
                                                                                                             ----------
                                                                                                                  9,842
                                                                                                             ----------
              SOUTH DAKOTA (0.3%)
    500       Educational Enhancement Funding Corp.                            5.00           6/01/2027             540
  2,500       Health & Educational Facilities Auth.                            5.25          11/01/2029           2,576
  4,000       Health & Educational Facilities Auth.                            5.00           7/01/2042           4,210
                                                                                                             ----------
                                                                                                                  7,326
                                                                                                             ----------
              TENNESSEE (1.5%)
 23,390       Chattanooga Health Educational & Housing
                Facility Board (Put Date 10/05/2018)(e)                        1.83           5/01/2039          23,390
  1,145       City of Jackson                                                  5.50           4/01/2033           1,148
  2,000       Greeneville Health & Educational Facilities Board                5.00           7/01/2044           2,189
  2,000       Johnson City Health & Educational Facilities Board               5.00           8/15/2042           2,090
  4,000       Metropolitan Government of Nashville & Davidson
                County Health & Educational Facilities Board                   5.00           7/01/2046           4,336
  1,500       Metropolitan Government of Nashville & Davidson
                County Health & Educational Facilities Board                   5.00          10/01/2045           1,600
                                                                                                             ----------
                                                                                                                 34,753
                                                                                                             ----------
              TEXAS (16.1%)
  3,000       Arlington Higher Education Finance Corp.
                (NBGA - Texas Permanent School Fund)                           5.00           2/15/2046           3,286
  7,200       Arlington Higher Education Finance Corp.
                (NBGA - Texas Permanent School Fund)                           5.00          12/01/2053           7,859
  5,340       Bell County Health Facilities Dev. Corp. (ETM)                   6.50           7/01/2019           5,522
  8,450       Bexar County Health Facilities Dev. Corp.                        4.00           7/15/2045           8,127
    600       Bexar County Health Facilities Dev. Corp.                        5.00           7/15/2042             640
  6,000       Central Texas Regional Mobility Auth. (PRE)                      5.75           1/01/2031           6,466
  2,500       Central Texas Regional Mobility Auth.                            5.00           1/01/2042           2,655
  3,500       Central Texas Regional Mobility Auth.                            5.00           1/01/2045           3,804
  5,000       Central Texas Regional Mobility Auth.                            4.00           1/01/2041           4,963
  6,500       Central Texas Turnpike System                                    5.00           8/15/2042           6,921
 18,530       Central Texas Turnpike System (INS - AMBAC
                Assurance Corp.) (Zero Coupon)                                 0.00           8/15/2030          12,189
  3,850       Central Texas Turnpike System                                    5.00           8/15/2041           4,113
  7,500       City of Arlington (INS - Assured Guaranty
                Municipal Corp.)                                               5.00           2/15/2048           8,329
  5,900       City of Corpus Christi Utility System                            4.00           7/15/2039           5,999
  9,000       City of Fort Worth (PRE)                                         6.00           3/01/2029           9,150
  8,085       City of Fort Worth (PRE)                                         6.25           3/01/2033           8,231

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                                                  PORTFOLIO OF INVESTMENTS |  17

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
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
$ 3,715       City of Houston                                                  5.00%          9/01/2040      $    4,014
  2,390       City of Irving                                                   5.00           8/15/2043           2,401
    700       City of Laredo Waterworks & Sewer System                         4.00           3/01/2041             706
  1,000       Clifton Higher Education Finance Corp.                           6.00           8/15/2033           1,116
  2,750       Clifton Higher Education Finance Corp.                           6.00           8/15/2043           3,028
  4,250       Clifton Higher Education Finance Corp.
                (NBGA - Texas Permanent School Fund)                           5.00           8/15/2039           4,642
 10,000       Clifton Higher Education Finance Corp.
                (NBGA - Texas Permanent School Fund)(d)                        5.00           8/15/2048          11,136
  4,000       Dallas/Fort Worth International Airport                          5.00          11/01/2034           4,198
  6,500       Del Mar College District                                         5.00           8/15/2048           7,151
  4,000       Harris County Cultural Education Facilities
                Finance Corp.                                                  5.25          10/01/2029           4,122
  6,100       Harris County Cultural Education Facilities
                Finance Corp.                                                  5.00           6/01/2038           6,407
  1,500       Harris County Health Facilities Dev. Corp. (PRE)                 7.25          12/01/2035           1,513
 15,000       Harris County Hospital District                                  4.00           2/15/2042          14,753
  7,000       Harris County IDC (PRE)                                          5.00           2/01/2023           7,239
 10,000       Houston Higher Education Finance Corp.                           5.00           9/01/2042          10,726
  6,000       Karnes County Hospital District                                  5.00           2/01/2044           6,152
  1,900       Kerrville Health Facilities Dev. Corp.                           5.00           8/15/2035           2,026
  3,000       Laredo CCD (PRE) (INS - Assured Guaranty
                Municipal Corp.)                                               5.25           8/01/2035           3,170
 15,000       Little Elm ISD (NBGA - Texas Permanent
                School Fund)                                                   5.00           8/15/2046          16,937
  5,300       Matagorda County Navigation District No. 1                       6.30          11/01/2029           5,566
  9,615       Matagorda County Navigation District No. 1                       4.00           6/01/2030           9,933
  6,000       Matagorda County Navigation District No. 1                       4.00           6/01/2030           6,199
 15,000       Midlothian ISD (NBGA - Texas Permanent
                School Fund)                                                   5.00           2/15/2047          16,689
  1,250       New Hope Cultural Education Facilities Finance Corp.             5.00           4/01/2048           1,265
  1,000       New Hope Cultural Education Facilities Finance Corp.             5.00           7/01/2047           1,013
  1,000       New Hope Cultural Education Facilities Finance Corp.             5.00           7/01/2047             969
  6,000       New Hope Cultural Education Facilities Finance Corp.             5.00           7/01/2047           5,271
  1,000       New Hope Cultural Education Facilities Finance Corp.
                (INS - Assured Guaranty Municipal Corp.)                       5.00           7/01/2048           1,073
  5,000       North Fort Bend Water Auth.                                      5.00          12/15/2036           5,357
  3,000       North Texas Tollway Auth. (PRE) (Zero Coupon)                    0.00           9/01/2037           1,268
  5,000       North Texas Tollway Auth.                                        5.00           1/01/2045           5,444
  5,000       North Texas Tollway Auth. (INS - National Public
                Finance Guarantee Corp.)                                       5.00           1/01/2048           5,466
  4,500       Port of Port Arthur Navigation District
                (Put Date 10/01/2018)(e)                                       1.80           4/01/2040           4,500

================================================================================

18  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
$ 2,200       Port of Port Arthur Navigation District
                (Put Date 10/01/2018)(e)                                       1.80%          4/01/2040      $    2,200
  9,520       Port of Port Arthur Navigation District
                (Put Date 10/01/2018)(e)                                       1.85           4/01/2040           9,520
 30,000       Port of Port Arthur Navigation District
                (Put Date 10/05/2018)(e)                                       1.81          11/01/2040          30,000
  7,000       Princeton Independent School District
                (NBGA - Texas Permanent School Fund)                           5.00           2/15/2048           7,868
  2,000       Red River Education Finance Corp.                                4.00           6/01/2041           1,930
  3,000       Red River Education Finance Corp.                                5.50          10/01/2046           3,301
  4,500       Tarrant County Cultural Education Facilities
                Finance Corp.                                                  5.00          11/15/2045           4,638
  6,315       Tarrant County Cultural Education Facilities
                Finance Corp.                                                  5.63          11/15/2027           5,357
  4,000       Tarrant County Cultural Education Facilities
                Finance Corp.                                                  5.75          11/15/2037           3,386
  3,600       Tarrant County Cultural Education Facilities
                Finance Corp.                                                  5.00          11/15/2036           3,731
  7,000       Tarrant County Cultural Education Facilities
                Finance Corp.                                                  5.00          11/15/2046           7,337
  2,500       Tarrant County Cultural Education Facilities
                Finance Corp.                                                  6.75          11/15/2047           2,750
  4,000       Tarrant County Cultural Education Facilities
                Finance Corp.                                                  6.75          11/15/2052           4,385
  1,000       Tarrant County Cultural Education Facilities
                Finance Corp.                                                  5.00          11/15/2046           1,053
  1,000       Uptown Dev. Auth. (PRE)                                          5.50           9/01/2029           1,031
  1,645       Uptown Dev. Auth.                                                5.00           9/01/2039           1,782
  4,770       Wood County Central Hospital District (PRE)                      6.00          11/01/2041           5,269
                                                                                                             ----------
                                                                                                                375,242
                                                                                                             ----------
              VERMONT (0.1%)
  3,000       Educational & Health Buildings Financing Agency                  5.00          10/15/2046           3,190
                                                                                                             ----------
              VIRGINIA (1.2%)
  5,000       Alexandria IDA                                                   5.00          10/01/2050           5,430
  5,000       College Building Auth.                                           5.00           6/01/2029           4,951
 11,280       College Building Auth.                                           5.00           6/01/2026          11,251
  3,634       Lewistown Commerce Center Community Dev. Auth.                   6.05           3/01/2044           3,499
  1,752       Lewistown Commerce Center Community Dev. Auth.                   6.05           3/01/2044           1,687
  5,697       Lewistown Commerce Center Community Dev. Auth.(g)                6.05           3/01/2054           1,040
    869       Watkins Centre Community Dev. Auth.                              5.40           3/01/2020             870
                                                                                                             ----------
                                                                                                                 28,728
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                        COUPON           FINAL              VALUE
(000)         SECURITY                                                         RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------------
              WASHINGTON (1.4%)
$ 22,000      Health Care Facilities Auth. (LIQ - Deutsche
                Bank A.G.) (LOC - Deutsche Bank A.G.)
                (Put Date 10/05/2018)(c),(e)                                   1.73%          1/01/2035      $   22,000
   2,500      Health Care Facilities Auth. (PRE) (INS - Assured
               Guaranty Corp.)                                                 6.00           8/15/2039           2,586
   5,500      Health Care Facilities Auth.                                     4.00           7/01/2042           5,475
   3,055      Housing Finance Commission                                       5.00           1/01/2043           3,311
                                                                                                             ----------
                                                                                                                 33,372
                                                                                                             ----------
              WEST VIRGINIA (0.2%)
   2,000      EDA                                                              5.38          12/01/2038           2,119
   2,000      Hospital Finance Auth.                                           5.00           1/01/2043           2,183
                                                                                                             ----------
                                                                                                                  4,302
                                                                                                             ----------
              WISCONSIN (1.4%)
   7,800      City of Kaukauna (INS - Assured Guaranty
                Municipal Corp.)                                               5.00          12/15/2035           8,463
   5,000      Health & Educational Facilities Auth.                            5.75          11/15/2030           5,115
   2,500      Health & Educational Facilities Auth. (PRE)                      5.38           8/15/2037           2,616
   1,000      Health & Educational Facilities Auth.                            5.00           9/15/2045           1,034
   5,000      Health & Educational Facilities Auth.                            5.00           9/15/2050           5,184
   2,200      Public Finance Auth.(c)                                          5.25           5/15/2042           2,375
   1,000      Public Finance Auth.                                             5.00           7/01/2047           1,027
   1,000      Public Finance Auth.                                             5.00           7/01/2052           1,022
   6,000      Public Finance Auth.                                             5.00           7/01/2044           6,633
                                                                                                             ----------
                                                                                                                 33,469
                                                                                                             ----------
              WYOMING (0.3%)
   6,000      Sweetwater County                                                5.25           7/15/2026           6,159
                                                                                                             ----------
              Total Municipal Obligations (cost: $2,291,462)                                                  2,307,725
                                                                                                             ----------

              TOTAL INVESTMENTS (COST: $2,291,462)                                                           $2,307,725
                                                                                                             ==========

================================================================================

20  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
($ IN 000s)                                    VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
-------------------------------------------------------------------------------------------------------------
Municipal Obligations                               $-         $2,307,725                 $-       $2,307,725
-------------------------------------------------------------------------------------------------------------
Total                                               $-         $2,307,725                 $-       $2,307,725
-------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

-------------------------------------------------------------------------------------------------------------
                                     RECONCILIATION OF LEVEL 3 INVESTMENTS
-------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                                             MUNICIPAL OBLIGATIONS
-------------------------------------------------------------------------------------------------------------
Balance as of March 31, 2018                                                                          $ 4,175
Purchases                                                                                                   -
Sales                                                                                                  (3,885)
Transfers into Level 3                                                                                      -
Transfers out of Level 3                                                                                    -
Net realized gain (loss) on investments                                                                (7,697)
Change in net unrealized appreciation/(depreciation) of investments                                     7,407
-------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2018                                                                      $     -
-------------------------------------------------------------------------------------------------------------

For the period of April 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    CCD             Community College District

    EDA             Economic Development Authority

    EDC             Economic Development Corp.

    ETM             Escrowed to final maturity

    HSD             High School District

    IDA             Industrial Development Authority/Agency

    IDB             Industrial Development Board

    IDC             Industrial Development Corp.

    ISD             Independent School District

    MTA             Metropolitan Transportation Authority

    MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index

    PRE             Pre-refunded to a date prior to maturity

    Zero Coupon     Normally issued at a significant discount from face value
                    and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

================================================================================

22  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    INS Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    LIQ Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

    LOC Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    NBGA Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

o   SPECIFIC NOTES

    (a) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (b) Floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2018.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

    (d) Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

    (e) Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

    (f) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

    (g) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

    (h) Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

    (i) Up to 6.05% of the coupon may be PIK.

    (j) At September 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (k) Restricted security that is not registered under the Securities Act of 1933. The aggregate market value of these securities at September 30, 2018, was $4,058,000, which represented 0.2% of the Fund's net assets.

See accompanying notes to financial statements.

================================================================================

24  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,291,462)                            $2,307,725
   Receivables:
      Capital shares sold                                                                            698
      Interest                                                                                    28,868
      Securities sold                                                                             20,003
                                                                                              ----------
         Total assets                                                                          2,357,294
                                                                                              ----------
LIABILITIES
   Payables:
      Securities purchased                                                                        28,180
      Capital shares redeemed                                                                      1,461
      Bank overdraft                                                                                 270
      Dividends on capital shares                                                                  1,379
   Accrued management fees                                                                           537
   Accrued transfer agent's fees                                                                      19
   Other accrued expenses and payables                                                               147
                                                                                              ----------
         Total liabilities                                                                        31,993
                                                                                              ----------
             Net assets applicable to capital shares outstanding                              $2,325,301
                                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                            $2,370,003
   Distributable earnings loss                                                                   (44,702)
                                                                                              ----------
             Net assets applicable to capital shares outstanding                              $2,325,301
                                                                                              ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $2,317,229/177,875 capital shares
         outstanding, no par value)                                                           $    13.03
                                                                                              ==========
      Adviser Shares (net assets of $8,072/620 capital shares
         outstanding, no par value)                                                           $    13.01
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                              $ 49,689
                                                                                                --------
EXPENSES
   Management fees                                                                                 3,297
   Administration and servicing fees:
      Fund Share                                                                                   1,761
      Adviser Shares                                                                                   6
   Transfer agent's fees:
      Fund Shares                                                                                    346
      Adviser Shares..                                                                                 1
   Distribution and service fees (Note 6):
      Adviser Shares                                                                                  10
   Custody and accounting fees:
      Fund Shares.                                                                                   153
      Adviser Shares                                                                                   1
   Postage:
      Fund Shares                                                                                     21
   Shareholder reporting fees:
      Fund Shares                                                                                     17
   Trustees' fees                                                                                     18
   Registration fees:
      Fund Shares                                                                                     24
      Adviser Shares                                                                                  13
   Professional fees                                                                                  57
   Other                                                                                              21
                                                                                                --------
          Total expenses                                                                           5,746
   Expenses reimbursed:
      Adviser Shares                                                                                 (13)
                                                                                                --------
          Net expenses                                                                             5,733
                                                                                                --------
NET INVESTMENT INCOME                                                                             43,956
                                                                                                --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                                              (6,265)
   Change in net unrealized appreciation/(depreciation)                                          (25,856)
                                                                                                --------
          Net realized and unrealized loss                                                       (32,121)
                                                                                                --------
   Increase in net assets resulting from operations                                             $ 11,835
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

26  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited), and year ended March 31, 2018

--------------------------------------------------------------------------------------------------------
                                                                      9/30/2018                3/31/2018
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $   43,956               $   91,467
   Net realized gain (loss) on investments                               (6,265)                   4,042
   Change in net unrealized appreciation/(depreciation)
      of investments                                                    (25,856)                 (10,384)
                                                                     -----------------------------------
      Increase in net assets resulting from operations                   11,835                   85,125
                                                                     -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM DISTRIBUTABLE EARNINGS:
   Fund Shares                                                          (43,698)                 (92,056)
   Adviser Shares                                                          (147)                    (335)
                                                                     -----------------------------------
          Distributions to shareholders                                 (43,845)                 (92,391)
                                                                     -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                           (9,829)                  23,051
   Adviser Shares                                                          (392)                  (2,394)
                                                                     -----------------------------------
      Total net increase (decrease) in net assets from
         capital share transactions                                     (10,221)                  20,657
                                                                     -----------------------------------
   Net increase (decrease) in net assets                                (42,231)                  13,391

NET ASSETS
   Beginning of period                                                2,367,532                2,354,141
                                                                     -----------------------------------
   End of period                                                     $2,325,301               $2,367,532
                                                                     ===================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (unaudited)
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Tax Exempt Long-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Long-Term Fund Shares (Fund Shares) and Tax Exempt Long-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees

================================================================================

28  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

        valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

30  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended September 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

================================================================================

32  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended September 30, 2018, the Fund paid CAPCO facility fees of $9,000, which represents 2.8% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2019, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2018, the Fund had net capital loss carryforwards of $54,200,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                             CAPITAL LOSS CARRYFORWARDS
                     --------------------------------------
                                   TAX CHARACTER
                     --------------------------------------
                     (NO EXPIRATION)              BALANCE
                     ---------------            -----------
                     Short-Term                 $11,875,000
                     Long-Term                   42,325,000
                                                -----------
                     Total                      $54,200,000
                                                ===========

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

As of September 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2018 were $82,679,000 and $66,416,000, respectively, resulting in net unrealized appreciation of $16,263,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2018, were $158,458,000 and $143,271,000, respectively.

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended September 30, 2018 were as follows:

  PURCHASES                       SALES                     REALIZED GAIN/(LOSS)
--------------------------------------------------------------------------------
$23,150,000                    $73,095,000                          $-

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

34  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:


                                             SIX-MONTH PERIOD ENDED                      YEAR ENDED
                                               SEPTEMBER 30, 2018                      MARCH 31, 2018
    --------------------------------------------------------------------------------------------------------
                                           SHARES             AMOUNT              SHARES             AMOUNT
                                           -----------------------------------------------------------------
    FUND SHARES:
    Shares sold                             6,518            $  85,805            14,867           $ 198,709
    Shares issued from reinvested
      dividends                             2,622               34,492             5,392              71,973
    Shares redeemed                        (9,887)            (130,126)          (18,535)           (247,631)
                                           -----------------------------------------------------------------
    Net increase (decrease) from
      capital share transactions             (747)           $  (9,829)            1,724           $  23,051
                                           =================================================================
    ADVISER SHARES:
    Shares sold                                 8            $     108                23           $     305
    Shares issued from reinvested
      dividends                                 4                   47                10                 129
    Shares redeemed                           (42)                (547)             (212)             (2,828)
                                           -----------------------------------------------------------------
    Net increase (decrease) from
      capital share transactions              (30)           $    (392  )             (179)          $  (2,394)
                                           =================================================================

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets.

The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper General & Insured Municipal Debt Funds Index.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    -------------------------------------------------------------------
    +/- 20 to 50                                 +/- 4
    +/- 51 to 100                                +/- 5
    +/- 101 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General & Insured Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

For the six-month period ended September 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $3,297,000, which included a performance adjustment of (0.04)% for the Adviser Shares of $2,000. The Fund Shares did not incur any performance adjustment.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2018, the Fund

================================================================================

36  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,761,000 and $6,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2018, the Fund reimbursed the Manager $20,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through July 31, 2019, to limit the total annual operating expenses of the Adviser Shares to 0.70% of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through July 31, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2018, the Adviser Shares incurred reimbursable expenses of $13,000.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2018, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $346,000 and $1,000, respectively.

DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $10,000.

UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2018, USAA and its affiliates owned 377,000 Adviser Shares, which represents 60.8% of the Adviser Shares outstanding and 0.2% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

================================================================================

38  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(9) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(10) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the U.S. Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior period.

(11) SUBSEQUENT EVENT

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Funds, and USAA Transfer Agency Company d.b.a.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

================================================================================

40  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                             -----------------------------------------------------------------------------------------------
                                   2018             2018             2017             2016             2015             2014
                             -----------------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    13.21       $    13.25       $    13.73       $    13.78       $    13.45       $    13.91
                             -----------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .25              .51              .54              .58              .58              .56
  Net realized and
    unrealized gain (loss)         (.18)            (.03)            (.48)            (.05)             .32             (.46)
                             -----------------------------------------------------------------------------------------------
Total from investment
  operations                        .07              .48              .06              .53              .90              .10
                             -----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.25)            (.52)            (.54)            (.58)            (.57)            (.56)
                             -----------------------------------------------------------------------------------------------
Net asset value at
  end of period              $    13.03       $    13.21       $    13.25       $    13.73       $    13.78       $    13.45
                             ===============================================================================================
Total return (%)*                   .49             3.62              .41             3.94             6.79              .83
Net assets at end
  of period (000)            $2,317,229       $2,358,955       $2,343,165       $2,421,551       $2,386,904       $2,251,219
Ratios to average daily
  net assets:**
  Expenses (%)(c)                   .49(a)           .47              .48(b)           .51(b)           .55(b)           .54(b)
  Net investment
    income (%)                     3.73(a)          3.83             3.97             4.23             4.22             4.19
Portfolio turnover (%)                7               14               15                6                7                7

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $2,341,089,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by 0.01%.
(c) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  41

================================================================================

ADVISER SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               SEPTEMBER 30,                         YEAR ENDED MARCH 31,
                               ----------------------------------------------------------------------------------------
                                   2018            2018            2017            2016            2015            2014
                               ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period            $13.19         $ 13.23         $ 13.71         $ 13.76         $ 13.43          $13.91
                                 --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .23             .48             .49             .54             .54             .51
  Net realized and
    unrealized gain (loss)         (.18)           (.04)           (.48)           (.05)            .32            (.47)
                                 --------------------------------------------------------------------------------------
Total from investment
  operations                        .05             .44             .01             .49             .86             .04
                                 --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.23)           (.48)           (.49)           (.54)           (.53)           (.52)
                                 --------------------------------------------------------------------------------------
Net asset value at
  end of period                  $13.01         $ 13.19         $ 13.23         $ 13.71         $ 13.76          $13.43
                                 ======================================================================================
Total return (%)*                   .39            3.36             .07            3.65            6.52             .37
Net assets at end of
  period (000)                   $8,072         $ 8,577         $10,976         $11,249         $10,896          $7,145
Ratios to average daily net
  assets:**
  Expenses (%)(e)                   .70(a)          .74(b)          .80(c)          .80(c)          .81(c),(d)      .85(c)
  Expenses, excluding
    reimbursements (%)(e)          1.00(a)          .92             .87(c)          .90(c)          .99(c)         1.07(c)
  Net investment income (%)        3.52(a)         3.57            3.64            3.94            3.94            3.88
Portfolio turnover (%)                7              14              15               6               7               7

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $8,370,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Prior to August 1, 2017, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 0.80% of their annual average daily net assets.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratio by 0.01%.
(d) Prior to August 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 0.85% of their annual average daily net assets.
(e) Does not include acquired fund fees, if any.

================================================================================

42  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2018, through September 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                        BEGINNING                 ENDING                 DURING PERIOD*
                                       ACCOUNT VALUE           ACCOUNT VALUE            APRIL 1, 2018 -
                                       APRIL 1, 2018         SEPTEMBER 30, 2018       SEPTEMBER 30, 2018
                                      ------------------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00               $1,004.90                   $2.46

Hypothetical
  (5% return before expenses)             1,000.00                1,022.61                    2.48

ADVISER SHARES
Actual                                    1,000.00                1,003.90                    3.52

Hypothetical
  (5% return before expenses)             1,000.00                1,021.56                    3.55

*Expenses are equal to the annualized expense ratio of 0.49% for Fund Shares and 0.70% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.49% for Fund Shares and 0.39% for Adviser Shares for the six-month period of April 1, 2018, through September 30, 2018.

================================================================================

44  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

                                                        ADVISORY AGREEMENT |  45

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

================================================================================

46  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the

================================================================================

                                                        ADVISORY AGREEMENT |  47

================================================================================

median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five-, and ten-year periods ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the top 40% of its performance universe for the one-year period ended December 31, 2017, was in the top 30% of its performance universe for the three-year period ended December 31, 2017, was in the top 25% of its performance universe for the five-year period ended December 31, 2017, and was in the top 20% of its performance universe for the ten-year period ended December 31, 2017.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the

================================================================================

48  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  49

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
       USAA                                                          PRSRT STD
       9800 Fredericksburg Road                                    U.S. Postage
       San Antonio, TX 78288                                           PAID
                                                                       USAA
                                                                  --------------

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================================================================================
39596-1118                                   (C)2018, USAA. All rights reserved.


K[LOGO OF USAA]
    USAA(R)

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

 ==============================================================

         SEMIANNUAL REPORT
         USAA TAX EXEMPT MONEY MARKET FUND (USEXX)
         SEPTEMBER 30, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

   Portfolio of Investments                                                    2

   Notes to Portfolio of Investments                                          12

   Financial Statements                                                       14

   Notes to Financial Statements                                              17

   Financial Highlights                                                       25

EXPENSE EXAMPLE                                                               26

ADVISORY AGREEMENT                                                            28

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 INDUSTRIES - 9/30/18 o
                                (% of Net Assets)

Education ...............................................................  15.1%
Electric Utilities ......................................................  12.3%
General Obligation ......................................................   8.9%
Hospital ................................................................   8.0%
Community Service .......................................................   5.4%
Nursing/CCRC ............................................................   4.0%
Sales Tax ...............................................................   3.9%
Agricultural Products ...................................................   3.7%
Special Assessment/Tax/Fee ..............................................   3.6%
Steel ...................................................................   3.5%

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                          COUPON           FINAL            VALUE
(000)         SECURITY                                                           RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL OBLIGATIONS (99.4%)

              ALABAMA (4.3%)
$    30,000   City of Mobile IDB (Put Date 10/05/2018)(a)                         1.58%        6/01/2034     $   30,000
     10,000   Columbia IDB (Put Date 10/05/2018)(a)                               1.58        12/01/2037         10,000
        860   Huntsville-Oakwood College Educational
                Building Auth. (LOC - BB&T Corp.)
                (Put Date 10/05/2018)(a)                                          1.51        12/01/2022            860
     25,500   Mobile County IDA (LOC - Swedbank AB)
                (Put Date 10/05/2018)(a)                                          1.59         7/01/2040         25,500
      5,190   West Jefferson IDB (Put Date 10/05/2018)(a)                         1.66         6/01/2028          5,190
                                                                                                             ----------
                                                                                                                 71,550
                                                                                                             ----------
              ARKANSAS (0.3%)
      5,175   City of Texarkana (LOC - PNC Financial Services
                Group) (Put Date 10/05/2018)(a)                                   1.71         3/01/2021          5,175
                                                                                                             ----------
              CALIFORNIA (8.6%)
      3,250   Alameda County IDA (LOC - Comerica Bank, N.A.)
                (Put Date 10/05/2018)(a)                                          1.58        12/01/2040          3,250
      3,700   Alameda County IDA (LOC - BNP Paribas)
                (Put Date 10/05/2018)(a)                                          1.58        12/01/2040          3,700
      7,000   Antioch Unified School District (LIQ - Deutsche
                Bank A.G.) (LOC - Deutsche Bank A.G.)
                (Put Date 10/05/2018)(a),(b)                                      1.61         8/01/2047          7,000
      5,885   City of Los Angeles (LOC - U.S. Bancorp) (Put Date
                10/05/2018)(a)                                                    1.49         8/01/2035          5,885
     10,000   Enterprise Dev. Auth. (LOC - Federal Home Loan
                Bank of San Francisco) (Put Date 10/05/2018)(a),(b)               1.61        12/01/2042         10,000
      4,765   Infrastructure & Economic Dev. Bank (LOC - Federal
                Home Loan Bank of San Francisco) (Put Date
                10/05/2018)(a),(b)                                                1.52        12/01/2040          4,765
      1,120   Pollution Control Financing Auth. (LOC - Comerica
                Bank, N.A.) (Put Date 10/05/2018)(a)                              1.57        12/01/2030          1,120
      3,200   Pollution Control Financing Auth. (LOC - BNP
                Paribas) (Put Date 10/05/2018)(a)                                 1.59        11/01/2019          3,200
     11,300   Sacramento City Financing Auth. (LIQ - Deutsche
                Bank A.G.) (LOC - Deutsche Bank A.G.)
                (Put Date 10/05/2018)(a),(b)                                      1.66        12/01/2033         11,300

================================================================================

2  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                          COUPON           FINAL            VALUE
(000)         SECURITY                                                           RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$    26,900   San Diego County Water Auth.                                        1.35%       10/02/2018     $   26,900
     22,000   San Diego County Water Auth.                                        1.45        10/02/2018         22,000
     16,000   State (LIQ - Deutsche Bank A.G.) (Put Date
                10/05/2018)(a),(b)                                                1.66        11/01/2044         16,000
      4,725   Statewide Communities Dev. Auth. (LOC - Federal
                Home Loan Bank of Des Moines) (LOC - Federal
                Home Loan Bank of San Francisco) (Put Date
                10/05/2018)(a)                                                    1.52         3/01/2057          4,725
      4,805   Statewide Communities Dev. Auth. (LIQ - J.P.
                Morgan Chase & Co.) (Put Date 10/05/2018)(a),(b)                  1.56        10/01/2020          4,805
     20,000   Statewide Communities Dev. Auth.                                    1.45        12/05/2018         20,000
                                                                                                             ----------
                                                                                                                144,650
                                                                                                             ----------
              COLORADO (0.5%)
      8,700   Sheridan Redev. Agency (LOC - J.P.Morgan
                Chase & Co.) (Put Date 10/05/2018)(a)                             1.65        12/01/2029          8,700
                                                                                                             ----------
              CONNECTICUT (0.3%)
      5,000   Health & Educational Facilities Auth. (LOC - Bank
                of America Corp.) (Put Date 10/05/2018)(a)                        1.59         7/01/2030          5,000
                                                                                                             ----------
              DISTRICT OF COLUMBIA (0.9%)
      1,200   District of Columbia (LOC - Bank of America Corp.)
                (Put Date 10/05/2018)(a)                                          1.71         7/01/2022          1,200
     13,900   Metropolitan Washington Airports Auth.
                (LOC - Sumitomo Mitsui Banking Corp.)
                (Put Date 10/05/2018)(a)                                          1.54        10/01/2039         13,900
                                                                                                             ----------
                                                                                                                 15,100
                                                                                                             ----------
              FLORIDA (4.0%)
      2,600   City of Jacksonville (Put Date 10/01/2018)(a)                       1.68         5/01/2029          2,600
      4,435   Dade County IDA (Put Date 10/01/2018)(a)                            1.68         4/01/2020          4,435
     19,000   Escambia County (Put Date 10/01/2018)(a)                            1.73         4/01/2039         19,000
     11,825   Grove Resort Community Dev. District (LIQ -
                Deutsche Bank A.G.) (LOC - Deutsche Bank A.G.)
                (Put Date 10/05/2018)(a),(b)                                      1.86         4/15/2022         11,825
      2,050   Lee County IDA (LOC - Fifth Third Bank)
                (Put Date 10/05/2018)(a)                                          1.77         6/01/2025          2,050
     27,360   St. Lucie County (Put Date 10/01/2018)(a)                           1.70         9/01/2028         27,360
                                                                                                             ----------
                                                                                                                 67,270
                                                                                                             ----------
              GEORGIA (0.7%)
     12,600   Roswell Housing Auth. (LOC - Northern Trust
                Corp.) (Put Date 10/05/2018)(a)                                   1.62         9/01/2027         12,600
                                                                                                             ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                          COUPON           FINAL            VALUE
(000)         SECURITY                                                           RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
              ILLINOIS (6.7%)
$    10,900   City of Galesburg (LOC - PNC Financial Services
                Group) (Put Date 10/05/2018)(a)                                   1.57%        3/01/2031     $   10,900
      2,780   Dev. Finance Auth. (LOC - Bank of America Corp.)
                (Put Date 10/05/2018)(a)                                          1.53         9/01/2032          2,780
     16,000   Dev. Finance Auth. (LOC - Fifth Third Bank)
                (Put Date 10/05/2018)(a)                                          1.70         2/01/2033         16,000
      9,100   Dev. Finance Auth. (LOC - PNC Financial Services
                Group) (Put Date 10/05/2018)(a)                                   1.55         3/01/2032          9,100
      3,490   Educational Facilities Auth. (LOC - Huntington
                National Bank) (Put Date 10/05/2018)(a)                           1.60        10/01/2032          3,490
      1,370   Educational Facilities Auth. (LOC - Fifth Third
                Bank) (Put Date 10/05/2018)(a)                                    1.75         7/01/2024          1,370
      8,600   Finance Auth. (LOC - Key Bank, N.A.) (Put Date
                10/05/2018)(a)                                                    1.60        11/01/2039          8,600
      7,600   Finance Auth. (LOC - Huntington National Bank)
                (Put Date 10/05/2018)(a)                                          1.68        10/01/2033          7,600
      4,640   Finance Auth. (LOC - Northern Trust Corp.)
                (Put Date 10/05/2018)(a)                                          1.63         4/01/2033          4,640
     15,635   Finance Auth. (LOC - PNC Financial Services Group)
                (Put Date 10/05/2018)(a)                                          1.57         4/01/2037         15,635
     10,600   Kane County (LOC - Fifth Third Bank) (Put Date
                10/05/2018)(a)                                                    1.70         2/01/2028         10,600
     22,490   Metropolitan Pier & Exposition Auth. (LIQ -
                Deutsche Bank A.G.) (LOC - Deutsche Bank A.G.)
                (Put Date 10/05/2018)(a),(b)                                      1.89         6/15/2050         22,490
                                                                                                             ----------
                                                                                                                113,205
                                                                                                             ----------
              INDIANA (1.2%)
      5,225   City of Berne (LOC - Federal Home Loan Bank of
                Indianapolis) (Put Date 10/05/2018)(a)                            1.60        10/01/2033          5,225
      3,130   City of Evansville (LOC - Fifth Third Bank)
                (Put Date 10/05/2018)(a)                                          1.75         1/01/2025          3,130
      8,030   Finance Auth. (LOC - Federal Home Loan Bank of
                Indianapolis) (Put Date 10/05/2018)(a)                            1.62         7/01/2029          8,030
      3,985   Finance Auth. (LOC - Fifth Third Bank) (Put Date
                10/05/2018)(a)                                                    1.77         9/01/2031          3,985
                                                                                                             ----------
                                                                                                                 20,370
                                                                                                             ----------
              IOWA (7.5%)
      6,850   City of Chillicothe (Put Date 10/05/2018)(a)                        1.56         1/01/2023          6,850
     12,750   City of Council Bluffs (Put Date 10/05/2018)(a)                     1.56         1/01/2025         12,750
     14,180   City of Hills (LIQ - Deutsche Bank A.G.) (LOC -
                Deutsche Bank A.G.) (Put Date 10/05/2018)(a),(b)                  1.91         6/01/2035         14,180
     41,763   Finance Auth. (Put Date 10/05/2018)(a)                              1.60         9/01/2036         41,763

================================================================================

4  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                          COUPON           FINAL            VALUE
(000)         SECURITY                                                           RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     9,600   Finance Auth. (Put Date 10/05/2018)(a)                              1.60%        6/01/2039     $    9,600
      7,150   Finance Auth. (Put Date 10/05/2018)(a)                              1.58         9/01/2036          7,150
     33,400   Louisa County (Put Date 10/05/2018)(a)                              1.59        10/01/2024         33,400
                                                                                                             ----------
                                                                                                                125,693
                                                                                                             ----------
              KENTUCKY (1.3%)
     11,170   City of Georgetown (LOC - Fifth Third Bank)
                (Put Date 10/05/2018)(a)                                          1.75        11/15/2029         11,170
      2,295   Lexington-Fayette Urban County (LOC - Federal
                Home Loan Bank of Cincinnati) (Put Date
                10/05/2018)(a)                                                    1.81        12/01/2027          2,295
      8,430   Lexington-Fayette Urban County (LOC - Fifth
                Third Bank) (Put Date 10/05/2018)(a)                              1.75         1/01/2033          8,430
                                                                                                             ----------
                                                                                                                 21,895
                                                                                                             ----------
              LOUISIANA (3.1%)
      4,625   City of New Orleans (LOC - Capital One, N.A.)
                (Put Date 10/05/2018)(a)                                          1.76         8/01/2024          4,625
      7,500   Environmental Facilities & Community Dev. Auth.
                (Put Date 10/05/2018)(a)                                          1.63        12/01/2030          7,500
      1,420   Hammond Area Economic & Industrial Dev. District
                (LOC - Federal Home Loan Bank of Dallas)
                (Put Date 10/05/2018)(a)                                          1.59         3/01/2033          1,420
     32,755   St. James Parish (Put Date 10/05/2018)(a)                           1.70        11/01/2040         32,755
      5,800   St. Tammany Parish (LOC - Federal Home Loan
                Bank of Dallas) (Put Date 10/05/2018)(a)                          1.59         3/01/2033          5,800
                                                                                                             ----------
                                                                                                                 52,100
                                                                                                             ----------
              MARYLAND (1.4%)
      9,120   City of Williamsport (LOC - Manufacturers &
                Traders Trust Co.) (Put Date 10/05/2018)(a)                       1.61        11/01/2037          9,120
     15,000   Health & Higher Educational Facilities Auth.                        1.46        10/04/2018         15,000
                                                                                                             ----------
                                                                                                                 24,120
                                                                                                             ----------
              MICHIGAN (1.8%)
      1,000   Finance Auth. (LOC - Fifth Third Bank)
                (Put Date 10/05/2018)(a)                                          1.70        12/01/2032          1,000
      4,500   Finance Auth. (LOC - Fifth Third Bank)
                (Put Date 10/05/2018)(a)                                          1.70        12/01/2032          4,500
     20,430   Higher Educational Facilities Auth. (LOC -
                Comerica Bank, N.A.) (Put Date 10/01/2018)(a)                     1.72        11/01/2036         20,430
        835   Strategic Fund (LOC - Fifth Third Bank)
                (Put Date 10/05/2018)(a)                                          1.70        10/01/2027            835
      3,000   Strategic Fund (LOC - Fifth Third Bank)
                (Put Date 10/05/2018)(a)                                          1.77         3/01/2037          3,000
                                                                                                             ----------
                                                                                                                 29,765
                                                                                                             ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                          COUPON           FINAL            VALUE
(000)         SECURITY                                                           RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
              MINNESOTA (0.4%)
$     1,815   Canby Community Hospital District No.1 (Put
                Date 10/05/2018)(a)                                               1.94%       11/01/2026     $    1,815
      4,430   City of New Ulm (LOC - Federal Home Loan
                Bank of Chicago) (Put Date 10/05/2018)(a)                         1.65        10/01/2040          4,430
                                                                                                             ----------
                                                                                                                  6,245
                                                                                                             ----------
              MISSISSIPPI (0.2%)
      4,090   Business Finance Corp. (LOC - Federal Home
                Loan Bank of Dallas) (Put Date 10/05/2018)(a)                     1.59         3/01/2033          4,090
                                                                                                             ----------
              MISSOURI (1.3%)
      1,300   Health & Educational Facilities Auth. (LOC - Fifth
                Third Bank) (Put Date 10/05/2018)(a)                              1.70        11/01/2020          1,300
     20,000   Jackson County IDA (LOC - Commerce Bank, N.A.)
                (Put Date 10/05/2018)(a)                                          1.63         7/01/2025         20,000
                                                                                                             ----------
                                                                                                                 21,300
                                                                                                             ----------
              MONTANA (1.5%)
      5,000   Board of Investments (NBGA - Montana Board
                of Investments Intercap Program) (Put Date
                3/01/2019)(a)                                                     1.65         3/01/2025          5,000
     10,000   Board of Investments (NBGA - Montana Board
                of Investments Intercap Program) (Put Date
                3/01/2019)(a)                                                     1.65         3/01/2028         10,000
     10,000   Board of Investments (NBGA - Montana Board
                of Investments Intercap Program) (Put Date
                3/01/2019)(a)                                                     1.65         3/01/2029         10,000
                                                                                                             ----------
                                                                                                                 25,000
                                                                                                             ----------
              NEBRASKA (1.2%)
     10,000   Central Plains Energy Project (LIQ - Royal Bank
                of Canada) (LOC - Royal Bank of Canada)
                (Put Date 10/05/2018)(a),(b)                                      1.62         3/01/2020         10,000
     10,000   Washington County (Put Date 10/05/2018)(a)                          1.60        12/01/2040         10,000
                                                                                                             ----------
                                                                                                                 20,000
                                                                                                             ----------
              NEVADA (1.4%)
     23,870   Clark County (LOC - Bank of America Corp.)
                (Put Date 10/05/2018)(a)                                          2.76        12/01/2041         23,870
                                                                                                             ----------
              NEW HAMPSHIRE (2.5%)
     34,990   Business Finance Auth. (LOC - Landesbank Hessen-
                Thuringen) (Put Date 10/05/2018)(a)                               1.62         9/01/2030         34,990
      7,080   Health & Educational Facilities Auth. (LOC -
                Toronto-Dominion Bank) (Put Date 10/05/2018)(a)                   1.59        10/01/2030          7,080
                                                                                                             ----------
                                                                                                                 42,070
                                                                                                             ----------

================================================================================

6  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                          COUPON           FINAL            VALUE
(000)         SECURITY                                                           RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
              NEW JERSEY (1.1%)
$     2,945   EDA (LOC - Bank of America Corp.) (Put Date
                10/05/2018)(a)                                                    1.62%       11/01/2027     $    2,945
     15,000   Morris County Improvement Auth. (LIQ - Deutsche
                Bank A.G.) (LOC - Deutsche Bank A.G.)
                (Put Date 10/05/2018)(a),(b)                                      1.96        10/01/2047         15,000
                                                                                                             ----------
                                                                                                                 17,945
                                                                                                             ----------
              NEW MEXICO (0.3%)
      5,000   Hospital Equipment Loan Council (LOC - Fifth
                Third Bank) (Put Date 10/05/2018)(a)                              1.70         7/01/2025          5,000
                                                                                                             ----------
              NEW YORK (13.2%)
      5,840   Build NYC Resource Corp. (LOC - Toronto-
                Dominion Bank) (Put Date 10/05/2018)(a)                           1.66        12/01/2045          5,840
      1,920   Chautauqua County IDA (LOC - Citizens Financial
                Group) (Put Date 10/05/2018)(a)                                   1.68         8/01/2027          1,920
      9,835   Chautauqua Lake CSD                                                 2.50         6/27/2019          9,880
      9,700   Chenango Forks CSD                                                  2.50         6/18/2019          9,741
      7,500   City of New York Capital Resources Corp.
                (LOC - Manufacturers & Traders Trust Co.)
                (Put Date 10/05/2018)(a)                                          1.68        12/01/2040          7,500
     26,795   City of New York IDA (LOC - Key Bank, N.A.)
                (Put Date 10/05/2018)(a)                                          1.68         7/01/2038         26,795
        705   City of New York IDA (LOC - Toronto-Dominion
                Bank) (Put Date 10/05/2018)(a)                                    1.66        12/01/2027            705
     10,000   Elmira CSD                                                          2.50         6/27/2019         10,042
        620   Erie County IDA (LOC - Key Bank, N.A.)
                (Put Date 10/05/2018)(a)                                          1.65         6/01/2022            620
        990   Erie County IDA (LOC - Key Bank, N.A.)
                (Put Date 10/05/2018)(a)                                          1.65         6/01/2022            990
      3,245   Guilderland IDA (LOC - Key Bank, N.A.)
                (Put Date 10/05/2018)(a)                                          1.65         7/01/2032          3,245
      3,105   Holley CSD                                                          2.50         6/25/2019          3,117
      4,500   Hornell CSD                                                         2.50         6/26/2019          4,519
     22,400   Hudson Yards Infrastructure Corp. (LIQ - Royal
                Bank of Canada) (LOC - Royal Bank of Canada)
                (Put Date 10/05/2018)(a),(b)                                      1.61         2/15/2019         22,400
     15,000   Liberty Dev. Corp. (LIQ - Royal Bank of Canada)
                (LOC - Royal Bank of Canada) (Put Date
                10/05/2018)(a),(b)                                                1.61        11/15/2019         15,000
     15,705   Maine Endwell CSD                                                   2.50         6/28/2019         15,777
      8,800   Marcellus CSD                                                       2.50         6/28/2019          8,839
        510   Niagara County IDA (LOC - Key Bank, N.A.)
                (Put Date 10/05/2018)(a)                                          1.65         9/01/2021            510

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                          COUPON           FINAL            VALUE
(000)         SECURITY                                                           RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     3,935   Oneida County IDA (LOC - Citizens Financial
                Group) (Put Date 10/05/2018)(a)                                   1.57%        7/01/2037     $    3,935
      6,290   Onondaga County IDA (LOC - Manufacturers &
                Traders Trust Co.) (Put Date 10/05/2018)(a)                       1.61        12/01/2031          6,290
      9,840   Ramapo Housing Auth. (LOC - Manufacturers &
                Traders Trust Co.) (Put Date 10/05/2018)(a)                       1.66        12/01/2029          9,840
      5,000   Salmon River CSD                                                    2.50         6/28/2019          5,019
      4,600   Schuylerville CSD                                                   2.50         6/28/2019          4,621
      1,155   Seneca County IDA (LOC - Key Bank, N.A.)
                (Put Date 10/05/2018)(a)                                          1.65         4/01/2020          1,155
      1,995   St. Lawrence County IDA (LOC - Citizens Financial
                Group) (Put Date 10/05/2018)(a)                                   1.80         7/01/2037          1,995
     32,100   State Dormitory Auth. (LOC - Citizens Financial
                Group) (Put Date 10/05/2018)(a)                                   1.76         6/01/2038         32,100
      3,230   Syracuse IDA (LOC - Key Bank, N.A.) (Put Date
                10/05/2018)(a)                                                    1.65         1/01/2033          3,230
      5,399   Union Endicott CSD                                                  2.50         6/28/2019          5,424
                                                                                                             ----------
                                                                                                                221,049
                                                                                                             ----------
              OHIO (1.2%)
      2,200   Cincinnati & Hamilton County Port Auth.
                (LOC - Fifth Third Bank) (Put Date 10/01/2018)(a)                 1.75         9/01/2025          2,200
      3,350   Hamilton County (LOC - Fifth Third Bank)
                (Put Date 10/05/2018)(a)                                          1.75        12/01/2024          3,350
      1,030   Highland County Joint Township Hospital District
                (LOC - Fifth Third Bank) (Put Date 10/05/2018)(a)                 1.77         8/01/2024          1,030
      2,465   Lorain Port Auth. (LOC - Key Bank, N.A.)
                (Put Date 10/05/2018)(a)                                          1.77         7/01/2028          2,465
     10,515   Pike County Health Care Facilities (LOC - Bank of
                America Corp.) (Put Date 10/05/2018)(a)                           1.61        11/01/2033         10,515
      1,035   Wayne County (LOC - Fifth Third Bank)
                (Put Date 10/05/2018)(a)                                          1.76         9/01/2021          1,035
                                                                                                             ----------
                                                                                                                 20,595
                                                                                                             ----------
              OKLAHOMA (4.1%)
      5,925   Edmond EDA (LOC - Bank of Oklahoma, N.A.)
                (Put Date 10/05/2018)(a)                                          1.71         6/01/2031          5,925
     28,700   Garfield County Industrial Auth. (Put Date
                10/05/2018)(a)                                                    1.66         1/01/2025         28,700
     26,000   Muskogee Industrial Trust (Put Date 10/05/2018)(a)                  1.62         6/01/2027         26,000
      7,715   Tulsa Industrial Auth. (LOC - Bank of Oklahoma,
                N.A.) (Put Date 10/05/2018)(a)                                    1.71        11/01/2026          7,715
                                                                                                             ----------
                                                                                                                 68,340
                                                                                                             ----------

================================================================================

8  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                          COUPON           FINAL            VALUE
(000)         SECURITY                                                           RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
              PENNSYLVANIA (2.7%)
$     2,650   Allegheny County Hospital Dev. Auth. (LOC - PNC
                Financial Services Group) (Put Date 10/05/2018)(a)                1.57%        6/01/2035     $    2,650
      8,300   Allegheny County Hospital Dev. Auth. (LIQ - Royal
                Bank of Canada) (LOC - Royal Bank of Canada)
                (Put Date 10/01/2018)(a),(b)                                      1.70         4/01/2022          8,300
     16,450   Bucks County IDA (LOC - PNC Financial Services
                Group) (Put Date 10/05/2018)(a)                                   1.56         7/01/2039         16,450
      7,495   Delaware Valley Regional Finance Auth. (LOC -
                PNC Financial Services Group) (Put Date
                10/05/2018)(a)                                                    1.55         6/01/2042          7,495
     10,060   Derry Township Industrial & Commercial Dev. Auth.
                (LOC - PNC Financial Services Group) (Put Date
                10/05/2018)(a)                                                    1.57        11/01/2030         10,060
                                                                                                             ----------
                                                                                                                 44,955
                                                                                                             ----------
              RHODE ISLAND (0.5%)
      3,950   Commerce Corp. (LOC - Citizens Financial Group)
                (Put Date 10/05/2018)(a)                                          1.62         3/01/2038          3,950
      3,995   Health & Educational Building Corp. (LOC - Citizens
                Financial Group) (Put Date 10/01/2018)(a)                         1.75         6/01/2035          3,995
                                                                                                             ----------
                                                                                                                  7,945
                                                                                                             ----------
              SOUTH CAROLINA (0.9%)
     15,055   Jobs EDA (LIQ - Deutsche Bank A.G.) (LOC -
                Deutsche Bank A.G.) (Put Date 10/05/2018)(a),(b)                  1.63        11/01/2029         15,055
                                                                                                             ----------
              SOUTH DAKOTA (0.8%)
      4,610   Health & Educational Facilities Auth. (Put Date
                10/05/2018)(a)                                                    1.94        11/01/2027          4,610
      2,250   Health & Educational Facilities Auth. (Put Date
                10/05/2018)(a)                                                    1.94        11/01/2025          2,250
      5,975   Health & Educational Facilities Auth. (Put Date
                10/05/2018)(a)                                                    1.94        11/01/2020          5,975
                                                                                                             ----------
                                                                                                                 12,835
                                                                                                             ----------
              TENNESSEE (1.7%)
     17,720   Chattanooga Health Educational & Housing Facility
                Board (LIQ - Deutsche Bank A.G.) (LOC - Deutsche
                Bank A.G.) (Put Date 10/05/2018)(a),(b)                           1.74         1/01/2045         17,720
     10,375   Metropolitan Government of Nashville & Davidson
                County (LOC - Fifth Third Bank) (Put Date
                10/05/2018)(a)                                                    1.75        12/01/2024         10,375
                                                                                                             ----------
                                                                                                                 28,095
                                                                                                             ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                          COUPON           FINAL            VALUE
(000)         SECURITY                                                           RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
              TEXAS (15.8%)
$    32,200   Atascosa County IDC (NBGA - National Rural Utility
                Corp.) (Put Date 10/05/2018)(a)                                   1.59%        6/30/2020     $   32,200
      7,200   Brazos Harbor IDC (Put Date 10/05/2018)(a)                          1.63         7/01/2022          7,200
     23,700   Brooks Dev. Auth. (LIQ - Deutsche Bank A.G.) (LOC -
                Deutsche Bank A.G.) (Put Date 10/05/2018)(a),(b)                  1.86         8/15/2052         23,700
     10,000   City of Dallas                                                      1.75        10/23/2018         10,000
     10,000   City of Houston (LOC - Citigroup, Inc.)                             1.79        12/20/2018         10,000
     10,000   City of Houston (LOC - Barclays Bank plc)                           1.69        10/11/2018         10,000
     10,000   City of Houston (LOC - Barclays Bank plc)                           1.70        10/04/2018         10,000
     10,000   City of Houston (LOC - Barclays Bank plc)                           1.70        11/08/2018         10,000
     20,000   Dallas Area Rapid Transit                                           1.68        10/16/2018         20,000
     35,000   Dallas Area Rapid Transit                                           1.71        10/10/2018         35,000
     16,000   Port Arthur IDC (Put Date 10/05/2018)(a)                            1.63        12/01/2040         16,000
     25,000   Port Arthur IDC (Put Date 10/05/2018)(a)                            1.63         6/01/2041         25,000
     16,195   Port of Port Arthur Navigation District (Put Date
                10/01/2018)(a)                                                    1.80         4/01/2040         16,195
     20,600   Port of Port Arthur Navigation District (Put Date
                10/05/2018)(a)                                                    1.80        11/01/2040         20,600
     19,000   University of Texas System                                          1.64        11/01/2018         19,000
                                                                                                             ----------
                                                                                                                264,895
                                                                                                             ----------
              VIRGINIA (4.8%)
      1,260   Alexandria IDA (LOC - Bank of America Corp.)
                (Put Date 10/05/2018)(a)                                          1.77         7/01/2026          1,260
      2,800   College Building Auth. (LIQ - J.P.Morgan Chase &
                Co.) (Put Date 10/05/2018)(a),(b)                                 1.59         2/01/2021          2,800
      6,775   Commonwealth Transportation Board (LIQ - Royal
                Bank of Canada) (LOC - Royal Bank of Canada)
                (Put Date 10/05/2018)(a),(b)                                      1.59         5/15/2020          6,775
      1,400   Fairfax County EDA (LOC - SunTrust Bank) (Put
                Date 10/05/2018)(a)                                               1.61         6/01/2037          1,400
      7,415   Fairfax County IDA (Put Date 10/05/2018)(a)                         1.58         5/15/2042          7,415
      7,000   Loudoun County EDA (LOC - Northern Trust
                Corp.) (Put Date 10/05/2018)(a)                                   1.60         6/01/2034          7,000
      2,225   Loudoun County EDA (Put Date 10/05/2018)(a)                         1.59         2/15/2038          2,225
      8,500   Loudoun County EDA (Put Date 10/05/2018)(a)                         1.55         2/15/2038          8,500
     12,700   Loudoun County EDA (Put Date 10/05/2018)(a)                         1.59         2/15/2038         12,700
      9,375   Norfolk EDA (Put Date 10/05/2018)(a)                                1.55        11/01/2034          9,375
      2,640   Roanoke County EDA (LOC - BB&T Corp.)
                (Put Date 10/05/2018)(a)                                          1.65        10/01/2028          2,640
     17,585   Stafford & Staunton County IDA (LOC - Bank of
                America Corp.)                                                    1.68        10/04/2018         17,585
                                                                                                             ----------
                                                                                                                 79,675
                                                                                                             ----------

================================================================================

10  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                          COUPON           FINAL            VALUE
(000)         SECURITY                                                           RATE           MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
              WASHINGTON (0.6%)
$     9,475   Higher Education Facilities Auth. (Put Date
                10/05/2018)(a)                                                    1.63%       10/01/2031     $    9,475
                                                                                                             ----------
              WEST VIRGINIA (0.6%)
      9,630   Marshall County (Put Date 10/05/2018)(a)                            1.61         3/01/2026          9,630
                                                                                                             ----------
              WISCONSIN (0.0%)
        530   Health & Educational Facilities Auth. (LOC - J.P.
                Morgan Chase & Co.) (Put Date 10/05/2018)(a)                      1.64         5/01/2026            530
                                                                                                             ----------
              Total Municipal Obligations (cost: $1,665,787)                                                  1,665,787
                                                                                                             ----------

              TOTAL INVESTMENTS (COST: $1,665,787)                                                           $1,665,787
                                                                                                             ==========

-------------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------------------
ASSETS                                                     LEVEL 1            LEVEL 2          LEVEL 3              TOTAL
-------------------------------------------------------------------------------------------------------------------------
Municipal Obligations                                           $-         $1,665,787               $-         $1,665,787
-------------------------------------------------------------------------------------------------------------------------
Total                                                           $-         $1,665,787               $-         $1,665,787
-------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in
    Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    CSD      Central School District

    EDA      Economic Development Authority

    IDA      Industrial Development Authority/Agency

    IDB      Industrial Development Board

    IDC      Industrial Development Corp.

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds.

================================================================================

12  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    In order to qualify as an eligible security, USAA Mutual Funds Trust's Board of Trustees, must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

    LIQ Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

    LOC Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    NBGA Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

o   SPECIFIC NOTES

    (a) Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (amortized cost
      approximates market value)                                               $1,665,787
   Receivables:
      Capital shares sold                                                           4,546
      Interest                                                                      3,191
      Securities sold                                                               7,740
                                                                               ----------
         Total assets                                                           1,681,264
                                                                               ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                       3,784
      Bank overdraft                                                                  268
      Dividends on capital shares                                                      32
   Accrued management fees                                                            387
   Other accrued expenses and payables                                                142
                                                                               ----------
         Total liabilities                                                          4,613
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,676,651
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $1,676,660
   Distributable earnings loss                                                         (9)
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,676,651
                                                                               ==========
   Capital shares outstanding, no par value                                     1,676,652
                                                                               ==========
   Net asset value, redemption price, and offering price per share             $     1.00
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                $12,995
                                                                                  -------
EXPENSES
   Management fees                                                                  2,431
   Administration and servicing fees                                                  868
   Transfer agent's fees                                                            1,302
   Custody and accounting fees                                                        108
   Postage                                                                             71
   Shareholder reporting fees                                                          21
   Trustees' fees                                                                      17
   Registration fees                                                                   25
   Professional fees                                                                   50
   Other                                                                               17
                                                                                  -------
      Total expenses                                                                4,910
                                                                                  -------
NET INVESTMENT INCOME                                                               8,085
                                                                                  =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited), and year ended March 31, 2018

-----------------------------------------------------------------------------------------
                                                                9/30/2018       3/31/2018
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $    8,085     $     9,474
   Net realized loss on investments                                     -              (9)
                                                               --------------------------
      Increase in net assets resulting from operations              8,085           9,465
                                                               --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:                                            (8,066)         (9,493)
                                                               --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      588,357       1,223,278
   Reinvested dividends                                             7,986           9,432
   Cost of shares redeemed                                       (681,360)     (1,478,124)
                                                               --------------------------
      Decrease in net assets from capital share transactions      (85,017)       (245,414)
                                                               --------------------------
   Net decrease in net assets                                     (84,998)       (245,442)

NET ASSETS
   Beginning of period                                          1,761,649       2,007,091
                                                               --------------------------
   End of period                                               $1,676,651     $ 1,761,649
                                                               ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    588,357       1,223,278
   Shares issued for dividends reinvested                           7,986           9,432
   Shares redeemed                                               (681,360)     (1,478,124)
                                                               --------------------------
      Decrease in shares outstanding                              (85,017)       (245,414)
                                                               ==========================

See accompanying notes to financial statements.

================================================================================

16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Tax Exempt Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons. In addition, the Fund may, or in certain circumstances must, impose a fee upon the sale of shares or may temporarily suspend redemptions if the Fund's weekly liquid assets fall below required minimums because of market conditions or other factors.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended September 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended September 30, 2018, the Fund paid CAPCO facility fees of $7,000, which represents 2.1% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2019, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2018, the Fund had net capital loss carryforwards of $9,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

(4) INVESTMENT TRANSACTIONS

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended September 30, 2018 were as follows:

 PURCHASES                        SALES                    REALIZED GAIN/(LOSS)
--------------------------------------------------------------------------------
$24,045,000                    $38,605,000                         $-

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(5) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. For the six-month period ended September 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $2,431,000.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average daily net assets. For the six-month period ended September 30, 2018, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $868,000.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2018, the Fund reimbursed the Manager $15,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average daily net assets for the fiscal year. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2018, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,302,000.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing

================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

best-efforts basis and receives no fee or other compensation for these services.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) UPCOMING REGULATORY MATTERS

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(8) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(9) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the U.S. Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior period.

(10) SUBSEQUENT EVENT

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTHS
                                       ENDED
                                    SEPTEMBER 30,                          YEAR ENDED MARCH 31,
                                   ------------------------------------------------------------------------------------------
                                         2018            2018            2017            2016            2015            2014
                                   ------------------------------------------------------------------------------------------
Net asset value at
  beginning of period              $     1.00      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                   ------------------------------------------------------------------------------------------
Income (loss) from
  investment operations
  Net investment income                   .00(a)          .01             .00(a)          .00(a)          .00(a)          .00(a)
  Net realized and
    unrealized gain (loss)(a)            (.00)            .00             .00             .00             .00             .00
                                   ------------------------------------------------------------------------------------------
Total from investment
  operations                              .00(a)          .01             .00(a)          .00(a)          .00(a)          .00(a)
                                   ------------------------------------------------------------------------------------------
Less distributions from
  Net investment income                  (.00)(a)        (.01)           (.00)(a)        (.00)(a)        (.00)(a)        (.00)(a)
  Realized capital gains                    -               -            (.00)(a)        (.00)(a)        (.00)(a)        (.00)(a)
                                   ------------------------------------------------------------------------------------------
Total distributions                      (.00)(a)        (.01)           (.00)(a)        (.00)(a)        (.00)(a)        (.00)(a)
                                   ------------------------------------------------------------------------------------------
Net asset value at
  end of period                    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                   ==========================================================================================
Total return (%)*                         .47             .51(b)          .23             .02             .01             .02
Net assets at end
  of period (000)                  $1,676,651      $1,761,649      $2,007,091      $2,634,454      $2,676,708      $2,747,771
Ratios to average daily
  net assets**
  Expenses (%)(e)                         .57(c)          .56(b)          .54(d)          .17(d)          .15(d)          .21(d)
  Expenses, excluding
    reimbursements (%)(e)                 .57(c)          .56             .58(d)          .58(d)          .58(d)          .56(d)
  Net investment income (%)               .93(c)          .50             .11             .01             .01             .01

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $1,730,352,000.
(a) Represents less than $0.01 per share.
(b) Prior to August 1, 2017, the Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  25

================================================================================

EXPENSE EXAMPLE

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2018, through September 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                        BEGINNING                 ENDING               DURING PERIOD*
                                       ACCOUNT VALUE          ACCOUNT VALUE            APRIL 1, 2018 -
                                       APRIL 1, 2018        SEPTEMBER 30, 2018       SEPTEMBER 30, 2018
                                       ------------------------------------------------------------------
Actual                                   $1,000.00              $1,004.70                  $2.86

Hypothetical
 (5% return before expenses)              1,000.00               1,022.21                   2.89

*Expenses are equal to the Fund's annualized expense ratio of 0.57%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 0.47% for the six-month period of April 1, 2018, through September 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  27

================================================================================

ADVISORY AGREEMENT

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board

================================================================================

                                                        ADVISORY AGREEMENT |  29

================================================================================

considered the level and depth of experience of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the

================================================================================

30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account management's discussion of the Fund's expenses.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail open-end investment companies with the same classification/ objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended December 31, 2017, and was above the average of its performance universe and its Lipper index for the ten-year period ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-, three- and five- year periods ended December 31, 2017, and was in the top 20% of its performance universe for the ten-year period ended December 31, 2017. The Board took into account the relatively narrow range of the performance returns of the funds in the performance universe.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder

================================================================================

                                                        ADVISORY AGREEMENT |  31

================================================================================

servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
39598-1118                                   (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

 ==============================================================

         SEMIANNUAL REPORT
         USAA TAX EXEMPT SHORT-TERM FUND
         FUND SHARES (USSTX) o ADVISER SHARES (UTESX)
         SEPTEMBER 30, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

   Portfolio of Investments                                                    3

   Notes to Portfolio of Investments                                          15

   Financial Statements                                                       18

   Notes to Financial Statements                                              21

   Financial Highlights                                                       33

EXPENSE EXAMPLE                                                               35

ADVISORY AGREEMENT                                                            38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 INDUSTRIES - 9/30/18 o
                                (% of Net Assets)

General Obligation ......................................................  27.8%
Hospital ................................................................  16.6%
Electric Utilities ......................................................  10.3%
Education ...............................................................   7.2%
Special Assessment/Tax/Fee ..............................................   5.8%
Toll Road ...............................................................   4.7%
Appropriated Debt .......................................................   4.6%
Electric/Gas Utility ....................................................   3.5%
Oil & Gas Refining & Marketing ..........................................   2.6%
Sales Tax ...............................................................   2.0%

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/18 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                      0.6%
AA                                                                      23.6%
A                                                                       43.8%
BBB                                                                     22.6%
BELOW INVESTMENT-GRADE                                                   1.1%
UNRATED                                                                  8.3%

                                 [END PIE CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

2  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                           COUPON          FINAL              VALUE
(000)       SECURITY                                                              RATE          MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
            MUNICIPAL OBLIGATIONS (99.9%)

            ALABAMA (0.6%)
$  10,000   Black Belt Energy Gas District (67% of 1 mo.
              LIBOR + 0.90%) (Put Date 12/01/2023)(a)                             2.32%(b)     12/01/2048      $   10,000
                                                                                                               ----------
            ALASKA (1.0%)
   15,000   Industrial Dev. & Export Auth.                                        3.50         12/01/2020          15,141
                                                                                                               ----------
            ARIZONA (4.7%)
   16,000   Health Facilities Auth. (MUNIPSA + 1.85%)
              (Put Date 2/05/2020)(a)                                             3.41(b)       2/01/2048          16,179
   25,000   Health Facilities Auth. (MUNIPSA + 1.85%)
              (Put Date 2/01/2023)(a)                                             3.41(b)       2/01/2048          25,969
   20,000   Phoenix IDA (LIQ - Barclays Bank plc)
              (LOC - Barclays Bank plc) (Put Date 10/05/2018)(c),(d)              1.60          6/01/2036          20,000
    8,000   Verrado Western Overlay Community Facilities District
              (LOC - Compass Bank) (Put Date 10/05/2018)(d)                       1.64          7/01/2029           8,000
    1,000   Yavapai County IDA                                                    5.00          8/01/2019           1,022
    1,105   Yavapai County IDA                                                    5.00          8/01/2020           1,156
                                                                                                               ----------
                                                                                                                   72,326
                                                                                                               ----------
            ARKANSAS (1.4%)
   22,000   Dev. Finance Auth. (MUNIPSA + 1.10%)
              (Put Date 9/01/2019)(a)                                             2.66(b)       9/01/2044          22,040
                                                                                                               ----------
            CALIFORNIA (5.3%)
      500   Anaheim Public Financing Auth.                                        5.00          5/01/2022             554
      250   Anaheim Public Financing Auth.                                        5.00          5/01/2024             289
   15,000   Bay Area Toll Auth. (MUNIPSA + 0.70%)
              (Put Date 10/01/2019)(a)                                            2.26(b)       4/01/2047          15,039
    1,125   City of Irvine                                                        5.00          9/02/2021           1,221
   15,000   Foothill-Eastern Transportation Corridor Agency
              (Put Date 1/15/2020)(a)                                             5.00          1/15/2053          15,334
    8,000   Infrastructure & Economic Dev. Bank
              (MUNIPSA + 1.20%) (Put Date 6/01/2022)(a)                           2.76(b)       8/01/2037           8,193
      500   Los Angeles County                                                    5.00          3/01/2021             539
    1,000   Los Angeles County                                                    5.00          9/01/2021           1,092
    2,000   Public Works Board                                                    5.00          4/01/2019           2,034
    1,000   Public Works Board                                                    5.00          4/01/2020           1,048

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                           COUPON          FINAL              VALUE
(000)       SECURITY                                                              RATE          MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
$   1,500   Public Works Board                                                    5.00%         4/01/2021      $    1,616
    2,700   Public Works Board                                                    5.00         11/01/2019           2,797
   20,000   Sacramento City Financing Auth.
              (LIQ - Deutsche Bank A.G.) (LOC - Deutsche
            Bank A.G.) (Put Date 10/05/2018)(c),(d)                               1.66         12/01/2033          20,000
   10,940   Victorville JT Powers Finance Auth.
              (LOC - BNP Paribas) (Put Date 10/05/2018)(d)                        2.06          5/01/2040          10,940
                                                                                                               ----------
                                                                                                                   80,696
                                                                                                               ----------
            COLORADO (1.1%)
    7,780   Arista Metropolitan District (LOC - Compass Bank)
              (Put Date 10/05/2018)(d)                                            1.64         12/01/2030           7,780
    2,000   E-470 Public Highway Auth. (67% of 1 mo.
              LIBOR + 0.90%) (Put Date 9/01/2019)(a)                              2.40(b)       9/01/2039           2,004
    1,250   Health Facilities Auth.                                               4.00         12/01/2019           1,274
    5,000   Health Facilities Auth. (LIQ - J.P.Morgan Chase & Co.)
              (Put Date 10/05/2018)(c),(d)                                        1.91          2/01/2019           5,000
      275   Southlands Metropolitan District No. 1                                3.00         12/01/2022             273
    1,000   Southlands Metropolitan District No. 1                                3.50         12/01/2027             983
                                                                                                               ----------
                                                                                                                   17,314
                                                                                                               ----------
            CONNECTICUT (1.3%)
    3,450   City of Bridgeport                                                    5.00          8/15/2026           3,848
    1,190   City of New Haven                                                     5.00          8/01/2022           1,269
    1,000   City of New Haven                                                     5.00          8/01/2024           1,077
      580   City of New Haven                                                     5.00          8/01/2025             627
      580   City of New Haven                                                     5.00          8/01/2026             630
    1,000   City of New Haven                                                     5.00          8/01/2027           1,090
    2,235   City of West Haven (INS - Assured
              Guaranty Municipal Corp.)                                           5.00          8/01/2020           2,329
      215   City of West Haven                                                    3.00         11/01/2018             215
      300   City of West Haven                                                    3.00         11/01/2019             299
      800   City of West Haven                                                    4.00         11/01/2021             810
      800   City of West Haven                                                    5.00         11/01/2023             844
      815   City of West Haven                                                    5.00         11/01/2024             862
      650   City of West Haven                                                    5.00         11/01/2027             692
    4,385   Harbor Point Infrastructure Improvement District(c)                   5.00          4/01/2022           4,659
                                                                                                               ----------
                                                                                                                   19,251
                                                                                                               ----------
            DISTRICT OF COLUMBIA (1.3%)
   20,000   District (LIQ - Deutsche Bank A.G.)
              (LOC - Deutsche Bank A.G.)
              (Put Date 10/05/2018)(c),(d)                                        1.81         10/01/2041          20,000
                                                                                                               ----------

================================================================================

4  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                           COUPON          FINAL              VALUE
(000)       SECURITY                                                              RATE          MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
            FLORIDA (4.1%)
$   4,500   City of Gulf Breeze                                                   3.10%        12/01/2020      $    4,571
    1,000   City of Jacksonville                                                  5.00         10/01/2019           1,030
    4,580   City of Jacksonville                                                  5.00         10/01/2020           4,841
   13,040   City of Jacksonville (Put Date 10/01/2018)(d)                         1.68          5/01/2029          13,040
   10,600   Escambia County (Put Date 10/01/2018)(d)                              1.73          4/01/2039          10,600
    1,385   Higher Educational Facilities Financial Auth.                         5.00          4/01/2021           1,472
    3,165   Lee County IDA                                                        4.75         10/01/2022           3,366
    1,250   Miami Beach Health Facilities Auth.                                   5.00         11/15/2020           1,314
    1,775   Miami Beach Health Facilities Auth.                                   5.00         11/15/2019           1,823
    7,500   Miami-Dade County IDA                                                 3.75         12/01/2018           7,518
    2,820   Pinellas County Educational Facilities Auth.                          4.00         10/01/2020           2,862
    1,325   Southeast Overtown Park West Community
              Redev. Agency(c)                                                    5.00          3/01/2020           1,378
    1,000   Southeast Overtown Park West Community
              Redev. Agency(c)                                                    5.00          3/01/2023           1,096
    7,300   St. Lucie County (Put Date 10/01/2018)(d)                             1.70          9/01/2028           7,300
                                                                                                               ----------
                                                                                                                   62,211
                                                                                                               ----------
            GEORGIA (1.8%)
   10,000   Appling County Dev. Auth. (Put Date 4/01/2020)(a)                     2.40          1/01/2038           9,939
    6,500   Appling County Dev. Auth. (Put Date 10/01/2018)(d)                    1.94          9/01/2029           6,500
    2,000   Burke County Dev. Auth. (Put Date 10/01/2018)(d)                      1.93          7/01/2049           2,000
    3,415   Private Colleges & Universities Auth.                                 5.00         10/01/2018           3,415
    1,265   Private Colleges & Universities Auth.                                 5.00         10/01/2019           1,296
    3,770   Private Colleges & Universities Auth.                                 5.00         10/01/2020           3,943
    1,255   Private Colleges & Universities Auth.                                 5.00         10/01/2019           1,285
                                                                                                               ----------
                                                                                                                   28,378
                                                                                                               ----------
            GUAM (0.5%)
    1,500   Government                                                            5.00         12/01/2023           1,658
    2,000   Government                                                            5.00         12/01/2024           2,233
      860   Government Waterworks Auth.                                           5.00          7/01/2020             897
    1,000   Power Auth. (INS - Assured Guaranty Municipal Corp.)                  5.00         10/01/2019           1,028
    1,500   Power Auth. (INS - Assured Guaranty Municipal Corp.)                  5.00         10/01/2020           1,580
                                                                                                               ----------
                                                                                                                    7,396
                                                                                                               ----------
            IDAHO (2.4%)
   19,885   American Falls Reservoir District
              (Put Date 10/05/2018)(d)                                            1.64          2/01/2025          19,885
   11,265   Housing & Finance Association
              (Put Date 10/05/2018)(a),(e)                                        1.74          1/01/2038          11,265
    5,000   Nez Perce County                                                      2.75         10/01/2024           4,917
                                                                                                               ----------
                                                                                                                   36,067
                                                                                                               ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                           COUPON          FINAL              VALUE
(000)       SECURITY                                                              RATE          MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
            ILLINOIS (8.5%)
$  16,480   Chicago Board of Education (INS - Assured Guaranty
              Municipal Corp.) (LIQ - Citigroup, Inc.)
              (Put Date 10/05/2018)(c),(d)                                        2.01%        12/01/2024      $   16,480
   10,000   Chicago Board of Education (LIQ - Deutsche
              Bank A.G.) (LOC - Deutsche Bank A.G.)
              (Put Date 10/05/2018)(c),(d)                                        1.89         12/01/2039          10,000
    1,720   Chicago Transit Auth.                                                 5.00          6/01/2025           1,915
    1,000   Chicago Transit Auth.                                                 5.00          6/01/2026           1,123
    4,000   Chicago Waterworks Revenue                                            5.00         11/01/2025           4,480
    1,000   Chicago Waterworks Revenue                                            5.00         11/01/2026           1,130
    2,000   Chicago Waterworks Revenue                                            5.00         11/01/2025           2,240
    2,500   Chicago Waterworks Revenue                                            4.00         11/01/2026           2,636
    1,735   City of Rosemont (INS - Assured Guaranty
              Municipal Corp.)                                                    5.00         12/01/2022           1,878
    1,825   City of Rosemont (INS - Assured Guaranty
              Municipal Corp.)                                                    5.00         12/01/2023           1,999
    1,915   City of Rosemont (INS - Assured Guaranty
              Municipal Corp.)                                                    5.00         12/01/2024           2,119
   11,160   Cook County (LIQ - J.P.Morgan Chase & Co.)
              (Put Date 10/05/2018)(c),(d)                                        1.79         11/15/2020          11,160
    1,205   Cook County                                                           3.00         11/15/2018           1,206
    1,980   Finance Auth. (ETM)                                                   5.00          2/15/2019           2,003
    1,000   Finance Auth.                                                         5.00          7/01/2019           1,019
    1,420   Finance Auth.                                                         5.00          7/01/2020           1,482
   10,000   Finance Auth.                                                         4.00          2/15/2025          10,835
    1,235   Madison County Community Unit School District
              No. 7 (INS - Build America Mutual Assurance Co.)                    4.00         12/01/2018           1,239
    2,085   Madison County Community Unit School District
              No. 7 (INS - Build America Mutual Assurance Co.)                    4.00         12/01/2020           2,145
    4,160   Railsplitter Tobacco Settlement Auth.                                 5.25          6/01/2020           4,352
    1,090   Railsplitter Tobacco Settlement Auth.                                 5.25          6/01/2021           1,168
   17,390   Sports Facilities Auth. (LIQ - Deutsche Bank A.G.)
              (LOC - Deutsche Bank A.G.)
              (Put Date 10/05/2018)(c),(d)                                        1.74          6/15/2032          17,390
   10,000   State                                                                 5.00         11/01/2018          10,019
   15,000   State (INS - Build America Mutual Assurance Co.)                      5.00         11/01/2025          16,558
    3,000   State                                                                 5.00         10/01/2023           3,157
                                                                                                               ----------
                                                                                                                  129,733
                                                                                                               ----------
            INDIANA (1.0%)
    5,000   Finance Auth.                                                         2.95         10/01/2022           5,087
   10,000   Hammond Local Public Improvement Bond Bank                            2.38         12/31/2018           9,992
                                                                                                               ----------
                                                                                                                   15,079
                                                                                                               ----------

================================================================================

6  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                           COUPON          FINAL              VALUE
(000)       SECURITY                                                              RATE          MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
            IOWA (0.3%)
$   4,500   Finance Auth. (Put Date 10/05/2018)(d),(f)                            1.58%         9/01/2036      $    4,500
                                                                                                               ----------
            KANSAS (0.1%)
    1,455   City of Wichita                                                       3.00          9/01/2023           1,442
                                                                                                               ----------
            KENTUCKY (0.8%)
    3,020   Economic Dev. Finance Auth. (Put Date 12/03/2018)(d)                  1.85          4/01/2031           3,019
    8,650   Economic Dev. Finance Auth. (Put Date 10/05/2018)(d)                  1.70          5/01/2034           8,650
                                                                                                               ----------
                                                                                                                   11,669
                                                                                                               ----------
            LOUISIANA (3.1%)
   10,000   Louisiana Public Facilities Auth. (MUNIPSA + 0.65%)
              (Put Date 9/01/2023)(a)                                             2.21(b)       9/01/2057          10,004
    4,000   St. Charles Parish (Put Date 6/01/2022)(a)                            4.00         12/01/2040           4,195
   14,000   St. James Parish (Put Date 10/05/2018)(d)                             1.70         11/01/2040          14,000
   14,400   St. James Parish (Put Date 10/05/2018)(d)                             1.70         11/01/2040          14,400
    5,000   Tobacco Settlement Financing Corp.                                    5.00          5/15/2022           5,435
                                                                                                               ----------
                                                                                                                   48,034
                                                                                                               ----------
            MARYLAND (0.4%)
    1,500   EDC                                                                   5.00          6/01/2025           1,674
    2,000   EDC                                                                   5.00          6/01/2026           2,249
    1,340   EDC                                                                   5.00          6/01/2027           1,517
                                                                                                               ----------
                                                                                                                    5,440
                                                                                                               ----------
            MASSACHUSETTS (1.1%)
    1,250   Dev. Finance Agency                                                   5.00          7/01/2025           1,398
    1,500   Dev. Finance Agency                                                   5.00          7/01/2026           1,689
      835   Dev. Finance Agency (ETM)                                             5.00          1/01/2019             842
      560   Dev. Finance Agency                                                   5.00          1/01/2019             563
   12,000   Dev. Finance Agency (MUNIPSA + 0.48%)
              (Put Date 1/29/2020)(a)                                             2.04(b)       7/01/2050          12,013
                                                                                                               ----------
                                                                                                                   16,505
                                                                                                               ----------
            MICHIGAN (0.2%)
    2,625   Grand Traverse County Hospital Finance Auth.                          5.00          7/01/2019           2,683
                                                                                                               ----------
            MINNESOTA (0.7%)
    1,250   City of St. Paul Housing & Redev. Auth. (ETM)                         5.00         11/15/2020           1,325
    1,575   City of St. Paul Housing & Redev. Auth. (ETM)                         5.00         11/15/2021           1,710
    7,000   Kanabec Hospital                                                      2.75         12/01/2019           6,985
                                                                                                               ----------
                                                                                                                   10,020
                                                                                                               ----------
            MISSISSIPPI (2.9%)
    3,620   Business Finance Corp. (Put Date 10/01/2018)(d)                       1.59         12/01/2030           3,620
   10,000   Hospital Equipment & Facilities Auth.                                 5.00          9/01/2024          10,991
    7,000   Hospital Equipment & Facilities Auth.
              (MUNIPSA + 1.30%) (Put Date 8/15/2020)(a)                           2.86(b)       8/15/2036           7,058

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                           COUPON          FINAL              VALUE
(000)       SECURITY                                                              RATE          MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
  $20,100   Perry County Pollution Control
              (NBGA - Georgia-Pacific LLC)
              (Put Date 10/05/2018)(c),(d)                                        1.77%         2/01/2022      $   20,100
    2,000   Warren County (Put Date 9/01/2023)(a)                                 2.90          9/01/2032           1,999
                                                                                                               ----------
                                                                                                                   43,768
                                                                                                               ----------
            MISSOURI (0.3%)
    5,000   Sikeston Electric System Revenue
              (INS - Build America Mutual Assurance Co.)                          5.00          6/01/2020           5,248
                                                                                                               ----------
            MONTANA (0.6%)
    6,000   City of Forsyth                                                       2.00          8/01/2023           5,811
    3,500   State Board of Regents (MUNIPSA + 0.45%)
              (Put Date 9/01/2023)(a)                                             2.01(b)      11/15/2035           3,501
                                                                                                               ----------
                                                                                                                    9,312
                                                                                                               ----------
            NEVADA (0.3%)
    4,400   Washoe County (Put Date 6/01/2022)(a)                                 3.00          3/01/2036           4,459
                                                                                                               ----------
            NEW JERSEY (17.7%)
    7,828   Borough of Collingswood                                               2.50          3/20/2019           7,851
    5,110   Borough of Eatontown                                                  3.00          9/27/2019           5,149
    7,193   Borough of Flemington                                                 2.50          1/15/2019           7,200
    7,095   Borough of Roselle                                                    2.00          2/27/2019           7,093
      400   Building Auth. (ETM)                                                  3.00          6/15/2023             412
    1,595   Building Auth. (ETM)                                                  5.00          6/15/2024           1,817
      600   Building Auth.                                                        3.00          6/15/2023             596
    2,405   Building Auth.                                                        5.00          6/15/2024           2,635
    1,000   Casino Reinvestment Dev. Auth. (INS - Assured
            Guaranty Municipal Corp.)                                             5.00         11/01/2024           1,094
    6,495   City of Kearny                                                        2.75          4/25/2019           6,508
   18,063   City of Newark                                                        2.50         11/30/2018          18,069
   10,000   City of Newark                                                        3.00          7/31/2019          10,052
   14,825   City of Newark(g)                                                     3.50         10/09/2019          14,982
    8,598   City of Union                                                         2.50          3/21/2019           8,614
   20,000   EDA                                                                   5.00          6/15/2022          21,449
    7,000   EDA                                                                   5.00          6/15/2023           7,593
    8,000   EDA                                                                   5.00          6/15/2020           8,327
    7,000   EDA                                                                   5.00          6/15/2021           7,426
    1,750   EDA (LOC - Valley National Bank)
              (Put Date 10/05/2018)(d)                                            1.87          3/01/2031           1,750
    8,515   EDA (LOC - Valley National Bank)
              (Put Date 10/05/2018)(d)                                            1.85         11/01/2040           8,515
   11,100   EDA (LOC - Valley National Bank)
              (Put Date 10/05/2018)(d)                                            1.85         11/01/2040          11,100
    7,300   EDA (ETM)                                                             5.25          9/01/2019           7,510

================================================================================

8  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                           COUPON          FINAL              VALUE
(000)       SECURITY                                                              RATE          MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
$   2,700   EDA                                                                   5.25%         9/01/2019      $    2,771
    4,735   Educational Facilities Auth.                                          5.00          9/01/2022           5,091
    4,730   Educational Facilities Auth.                                          4.00          9/01/2024           4,909
    4,000   Educational Facilities Auth.                                          5.00          9/01/2023           4,348
    2,000   Health Care Facilities Financing Auth.                                5.00          7/01/2019           2,043
    2,000   Health Care Facilities Financing Auth.                                5.00          7/01/2020           2,099
   15,000   Kearny Board of Education                                             2.25         10/05/2018          15,000
    6,721   Kearny Board of Education(g)                                          2.75          7/10/2019           6,737
    6,000   Lyndhurst Township School District                                    3.00          9/13/2019           6,046
    2,000   Tobacco Settlement Financing Corp.                                    3.20          6/01/2027           1,997
   12,846   Township of Belleville                                                3.00          5/24/2019          12,894
    4,275   Township of Harmony                                                   2.50          4/18/2019           4,283
    7,538   Township of Vernon                                                    2.50          3/22/2019           7,560
    3,160   Transportation Trust Fund Auth.
              (INS - National Public Finance Guarantee Corp.)                     5.50         12/15/2020           3,370
    5,000   Transportation Trust Fund Auth.
             (INS - Assured Guaranty Municipal Corp.)                             5.25         12/15/2020           5,305
    1,500   Transportation Trust Fund Auth.                                       5.00          6/15/2022           1,611
    3,835   Transportation Trust Fund Auth.                                       5.00          6/15/2023           4,174
    5,095   Transportation Trust Fund Auth.                                       5.00          6/15/2024           5,620
   10,000   Transportation Trust Fund Auth.
              (MUNIPSA + 1.20%) (Put Date 12/15/2021)(a)                          2.76(b)       6/15/2034          10,079
                                                                                                               ----------
                                                                                                                  271,679
                                                                                                               ----------
            NEW MEXICO (1.6%)
    5,000   City of Farmington (Put Date 4/01/2020)(a)                            1.88          4/01/2029           4,952
    5,000   City of Farmington (Put Date 4/01/2020)(a)                            1.88          4/01/2029           4,951
    7,000   City of Farmington (Put Date 4/01/2020)(a)                            1.88          4/01/2029           6,932
    6,000   City of Farmington (Put Date 10/01/2021)(a)                           1.88          4/01/2033           5,865
    2,000   City of Farmington (Put Date 6/01/2022)(a)                            2.13          6/01/2040           1,957
                                                                                                               ----------
                                                                                                                   24,657
                                                                                                               ----------
            NEW YORK (13.5%)
   18,291   City of Long Beach                                                    2.00          2/14/2019          18,289
    4,000   City of Long Beach                                                    2.50          6/21/2019           4,006
   12,980   City of New York (LOC - Mizuho Bank Ltd.)
              (Put Date 10/01/2018)(d),(f)                                        1.70         10/01/2040          12,980
   12,000   City of New York (MUNIPSA + 0.58%)                                    2.14(b)       8/01/2027          12,013
    5,297   City of Newburgh                                                      2.75          8/02/2019           5,311
    3,000   City of Oyster Bay                                                    2.00          2/15/2019           2,993
    1,820   City of Poughkeepsie                                                  4.00          5/03/2019           1,830
    5,540   City of Watertown                                                     2.25          4/18/2019           5,539
    7,310   City of Yonkers (ETM)                                                 5.00         10/01/2018           7,310
    1,200   Dormitory Auth.(c)                                                    5.00         12/01/2024           1,335

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                           COUPON          FINAL              VALUE
(000)       SECURITY                                                              RATE          MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
$   1,200   Dormitory Auth.(c)                                                    5.00%        12/01/2025      $    1,348
   16,000   East Ramapo CSD                                                       2.50         10/30/2018          16,008
    6,000   Energy Research & Dev. Auth. (Put Date 5/01/2020)(a)                  2.00          2/01/2029           5,967
   10,000   Hempstead Union Free School District                                  2.75          6/27/2019          10,028
    7,500   Housing Finance Agency (LOC - Landesbank
              Hessen-Thuringen) (Put Date 10/01/2018)(d)                          1.68          5/01/2042           7,500
    7,700   Housing Finance Agency (LOC - Wells
              Fargo & Co.) (Put Date 10/05/2018)(d)                               1.57         11/01/2046           7,700
    5,000   Long Island Power Auth. (70% of 1 mo.
              LIBOR + 0.75%) (Put Date 10/01/2023)(a)                             2.31(b)       5/01/2033           5,000
    4,000   Long Island Power Auth. (70% of 1 mo.
              LIBOR + 0.75%) (Put Date 10/01/2023)(a)                             2.31(b)       5/01/2033           4,000
    5,170   Monroe County                                                         5.00          6/01/2020           5,421
    8,000   MTA (MUNIPSA + 0.45%) (Put Date 11/15/2022)(a)                        2.01(b)      11/15/2044           7,988
   12,000   MTA (MUNIPSA + 0.58%) (Put Date 11/01/2019)(a)                        2.14(b)      11/01/2031          12,023
      500   Niagara Area Dev. Corp.(c)                                            3.50         11/01/2024             500
    1,475   Rockland County                                                       3.50         10/01/2018           1,475
    1,520   Rockland County                                                       3.50         10/01/2019           1,541
    1,575   Rockland County                                                       3.50         10/01/2020           1,608
      550   Rockland County                                                       5.00         12/15/2018             553
    2,500   Rockland County (INS - Assured Guaranty
              Municipal Corp.)                                                    5.00          3/01/2023           2,792
    1,600   Rockland County (INS - Assured Guaranty
              Municipal Corp.)                                                    5.00          3/01/2024           1,816
    2,500   Suffolk County EDC                                                    5.00          7/01/2019           2,550
    2,640   Suffolk County EDC                                                    5.00          7/01/2020           2,758
    3,000   Town of Canadice                                                      3.00          7/19/2019           3,013
    8,000   Utica CSD                                                             2.50          6/25/2019           8,011
    8,505   Utica CSD                                                             2.50          7/19/2019           8,514
    9,900   West Webster Fire District                                            2.50         12/28/2018           9,908
    7,000   Wyandanch Union Free School District                                  2.50          6/21/2019           7,007
                                                                                                               ----------
                                                                                                                  206,635
                                                                                                               ----------
            NORTH CAROLINA (0.6%)
   10,000   Capital Facilities Finance Agency
              (Put Date 12/03/2018)(d)                                            1.85          7/01/2034           9,997
                                                                                                               ----------
            OHIO (1.5%)
    5,000   American Municipal Power, Inc.
              (Put Date 8/15/2021)(a)                                             2.25          2/15/2048           4,946
    1,000   Higher Educational Facility Commission                                5.00          5/01/2021           1,059
      500   Higher Educational Facility Commission                                5.00          5/01/2022             538
      550   Higher Educational Facility Commission                                5.00          5/01/2023             600
    1,000   Higher Educational Facility Commission                                5.00          5/01/2024           1,103
    1,150   Southeastern Port Auth.                                               5.00         12/01/2021           1,201

================================================================================

10  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                           COUPON          FINAL              VALUE
(000)       SECURITY                                                              RATE          MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
$   1,000   Southeastern Port Auth.                                               5.00%        12/01/2025      $    1,067
    5,500   State (Put Date 10/05/2018)(a),(e)                                    1.81          1/15/2045           5,500
    1,800   Water Dev. Auth.                                                      1.55          7/01/2021           1,748
    7,000   Water Dev. Auth. (Put Date 6/03/2019)
              acquired 3/11/2014; cost: $7,000(a),(h),(i)                         4.00          6/01/2033           4,734
                                                                                                               ----------
                                                                                                                   22,496
                                                                                                               ----------
            OKLAHOMA (2.1%)
      500   Dev. Finance Auth.                                                    5.00          8/15/2023             548
      600   Dev. Finance Auth.                                                    5.00          8/15/2024             664
      550   Dev. Finance Auth.                                                    5.00          8/15/2025             614
   10,000   Garfield County Industrial Auth.
              (Put Date 10/05/2018)(d)                                            1.66          1/01/2025          10,000
   13,890   Muskogee Industrial Trust (Put Date 10/05/2018)(d)                    1.60          1/01/2025          13,890
    7,250   Oklahoma Municipal Power Auth.
              (MUNIPSA + 0.39%)                                                   1.95(b)       1/01/2023           7,252
                                                                                                               ----------
                                                                                                                   32,968
                                                                                                               ----------
            PENNSYLVANIA (7.7%)
    1,800   Allegheny County Hospital Dev. Auth.
              (LIQ - Royal Bank of Canada) (LOC - Royal
             Bank of Canada) (Put Date 10/01/2018)(c),(d),(f)                     1.70          4/01/2022           1,800
    5,250   Allentown CSD                                                         2.20          1/02/2019           5,247
    7,575   Berks County Municipal Auth. (MUNIPSA + 1.50%)
              (Put Date 7/01/2022)(a)                                             3.06(b)      11/01/2039           7,691
    1,000   Bethlehem Auth.
              (INS - Build America Mutual Assurance Co.)                          5.00         11/15/2020           1,058
      805   Chester County IDA                                                    3.75         10/01/2024             815
    1,165   Coatesville School District (Zero Coupon)                             0.00          8/15/2019           1,137
    5,305   Coatesville School District (Zero Coupon)                             0.00          8/15/2020           5,018
    1,000   Coatesville School District
              (INS - Assured Guaranty Municipal Corp.)                            5.00          8/01/2024           1,112
      800   Coatesville School District
              (INS - Assured Guaranty Municipal Corp.)                            5.00          8/01/2025             900
    2,000   Commonwealth Financing Auth.                                          5.00          6/01/2026           2,266
    1,980   Cumberland County Municipal Auth.                                     3.25         12/01/2022           2,007
    1,195   Delaware County Auth.                                                 5.00         10/01/2018           1,195
    7,000   Geisinger Auth. (67% of 1 mo. LIBOR + 1.07%)
              (Put Date 6/01/2024)(a)                                             2.58(b)       6/01/2028           7,163
      600   Higher Educational Facilities Auth.                                   5.00          7/15/2020             627
    1,090   Higher Educational Facilities Auth.                                   5.00          7/15/2021           1,164
      500   Hospitals & Higher Education Facilities Auth.                         5.00          7/01/2019             508
    1,595   Hospitals & Higher Education Facilities Auth.                         5.00          7/01/2022           1,706
      550   Luzerne County IDA
              (INS - Assured Guaranty Municipal Corp.)                            5.00         12/15/2025             612

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                           COUPON          FINAL              VALUE
(000)       SECURITY                                                              RATE          MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
$     500   Luzerne County IDA
              (INS - Assured Guaranty Municipal Corp.)                            5.00%        12/15/2026      $      558
    1,000   Luzerne County IDA
              (INS - Assured Guaranty Municipal Corp.)                            5.00         12/15/2027           1,114
    6,250   Montgomery County Higher Education & Health Auth.
              (MUNIPSA + 0.72%) (Put Date 9/01/2023)(a)                           2.28(b)       9/01/2051           6,250
    5,000   Montgomery County IDA (Put Date 9/01/2020)(a)                         2.60          3/01/2034           4,989
    1,855   Northampton County General Purpose Auth.
              (70% of 1 mo. LIBOR + 1.04%)
              (Put Date 8/15/2024)(a)                                             2.52(b)       8/15/2048           1,859
    7,000   Northampton County General Purpose Auth.
              (MUNIPSA + 1.40%) (Put Date 8/15/2020)(a)                           2.96(b)       8/15/2043           7,074
    5,000   School District of Philadelphia                                       5.00          9/01/2021           5,371
    5,500   School District of Philadelphia                                       5.00          9/01/2022           5,990
    2,435   Scranton School District                                              5.00          6/01/2023           2,617
    7,000   Scranton School District (68% of 1 mo.
             LIBOR + 0.85%) (Put Date 4/01/2021)(a)                               2.29(b)       4/01/2031           7,017
   12,500   Turnpike Commission (MUNIPSA + 0.80%)
              (Put Date 12/01/2018)(a)                                            2.36(b)      12/01/2045          12,506
    6,500   Turnpike Commission (MUNIPSA + 0.98%)                                 2.54(b)      12/01/2021           6,594
    6,000   Turnpike Commission (MUNIPSA + 1.15%)                                 2.71(b)      12/01/2019           6,036
    6,000   Turnpike Commission (MUNIPSA + 1.27%)                                 2.83(b)      12/01/2020           6,092
    1,570   West Mifflin School District
              (INS - Assured Guaranty Municipal Corp.)                            5.00         10/01/2021           1,670
                                                                                                               ----------
                                                                                                                  117,763
                                                                                                               ----------
            PUERTO RICO (0.1%)
    1,000   Industrial Tourist Educational Medical and
              Environmental Control Facilities Financing Auth.                    5.00          4/01/2019           1,005
     700    Industrial Tourist Educational Medical and
              Environmental Control Facilities Financing Auth.                    4.00          4/01/2020             690
                                                                                                               ----------
                                                                                                                    1,695
                                                                                                               ----------
            SOUTH CAROLINA (0.6%)
   10,000   Patriots Energy Group Financing Agency (67% of
              1 mo. LIBOR + 0.86%) (Put Date 2/01/2024)(a)                        2.28(b)      10/01/2048           9,995
                                                                                                               ----------
            TENNESSEE (0.2%)
    2,700   Chattanooga Health Educational & Housing Facility
              Board (Put Date 10/05/2018)(d)                                      1.83          5/01/2039           2,700
                                                                                                               ----------
            TEXAS (6.3%)
    1,100   Austin Convention Enterprises, Inc.                                   5.00          1/01/2024           1,224
      400   Austin Convention Enterprises, Inc.                                   5.00          1/01/2025             448
      400   Austin Convention Enterprises, Inc.                                   5.00          1/01/2027             441

================================================================================

12  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                           COUPON          FINAL              VALUE
(000)       SECURITY                                                              RATE          MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
$     700   Decatur Hospital Auth.                                                5.00%         9/01/2021      $      739
      780   Decatur Hospital Auth.                                                5.00          9/01/2024             849
    2,250   Harris County Cultural Education Facilities Finance
              Corp. (MUNIPSA + 0.70%)                                             2.26(b)       6/01/2019           2,257
   17,580   Harris County Health Facilities Dev. Corp.
              (Put Date 10/01/2018)(d),(f)                                        1.70         12/01/2041          17,580
      480   Harris County Municipal Utility District No. 165
              (INS - Build America Mutual Assurance Co.)                          3.00          3/01/2020             486
      565   Harris County Municipal Utility District No. 165
              (INS - Build America Mutual Assurance Co.)                          3.00          3/01/2021             574
      650   Harris County Municipal Utility District No. 165
              (INS - Build America Mutual Assurance Co.)                          3.00          3/01/2022             662
      520   Harris County Municipal Utility District No. 165
              (INS - Build America Mutual Assurance Co.)                          3.00          3/01/2023             531
    1,750   Irving Hospital Auth. (MUNIPSA + 1.10%)
              (Put Date 10/15/2023)(a)                                            2.66(b)      10/15/2044           1,754
    3,000   Karnes County Hospital District                                       5.00          2/01/2024           3,156
    1,250   New Hope Cultural Education Facilities Finance Corp.                  5.00          7/01/2023           1,114
    2,300   New Hope Cultural Education Facilities Finance Corp.                  5.00          7/01/2024           2,046
    2,135   New Hope Cultural Education Facilities Finance Corp.                  5.00          7/01/2025           1,898
    4,000   North Texas Tollway Auth. (MUNIPSA + 0.67%)
              (Put Date 1/01/2020)(a)                                             2.23(b)       1/01/2038           4,004
    4,000   North Texas Tollway Auth. (MUNIPSA + 0.80%)
              (Put Date 1/01/2019)(a)                                             2.36(b)       1/01/2050           4,000
    9,115   Northside ISD (NBGA - Texas Permanent School Fund)
              (Put Date 8/01/2020)(a)                                             2.13          8/01/2040           9,117
   13,500   Port of Port Arthur Navigation District
              (Put Date 10/01/2018)(d)                                            1.80          4/01/2040          13,500
    8,500   Port of Port Arthur Navigation District
              (Put Date 10/01/2018)(d)                                            1.85          4/01/2040           8,500
   14,005   Port of Port Arthur Navigation District
              (Put Date 10/05/2018)(d)                                            1.80         11/01/2040          14,005
    7,175   Red River Auth. (INS - National Public Finance
              Guarantee Corp.)                                                    4.45          6/01/2020           7,420
                                                                                                               ----------
                                                                                                                   96,305
                                                                                                               ----------
            VIRGINIA (0.2%)
    3,506   Marquis Community Dev. Auth.(h),(j)                                   5.10          9/01/2036           2,453
    5,111   Marquis Community Dev. Auth. (Zero Coupon)(h),(j)                     0.00          9/01/2041             270
    1,074   Marquis Community Dev. Auth.,
              7.50%, 9/01/2021(c),(h),(j)                                         0.00(k)       9/01/2045             777
                                                                                                               ----------
                                                                                                                    3,500
                                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                           COUPON          FINAL              VALUE
(000)       SECURITY                                                              RATE          MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
            WASHINGTON (0.3%)
$   2,000   Health Care Facilities Auth.                                          5.00%         8/15/2026      $    2,259
    2,175   Health Care Facilities Auth.                                          5.00          8/15/2027           2,472
                                                                                                               ----------
                                                                                                                    4,731
                                                                                                               ----------
            WEST VIRGINIA (1.2%)
   10,000   EDA                                                                   3.25          5/01/2019          10,011
    5,500   EDA (Put Date 4/01/2019)(a)                                           1.90          3/01/2040           5,488
    3,000   Mason County (Put Date 10/01/2018)(a)                                 1.63         10/01/2022           3,000
                                                                                                               ----------
                                                                                                                   18,499
                                                                                                               ----------
            WISCONSIN (0.5%)
    1,200   Health and Educational Facilities Auth. (ETM)                         5.00          8/15/2021           1,295
    3,500   Health and Educational Facilities Auth.                               2.65         11/01/2020           3,475
    1,700   Health and Educational Facilities Auth.
              (MUNIPSA + 0.65%) (Put Date 7/31/2024)(a)                           2.21(b)       8/15/2054           1,701
    1,500   Public Finance Auth.(c)                                               3.50         11/15/2023           1,505
                                                                                                               ----------
                                                                                                                    7,976
                                                                                                               ----------
            Total Municipal Obligations (cost: $1,529,824)                                                      1,530,308
                                                                                                               ----------

            TOTAL INVESTMENTS (COST: $1,529,824)                                                               $1,530,308
                                                                                                               ==========

-------------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------------------
ASSETS                                                     LEVEL 1            LEVEL 2          LEVEL 3              TOTAL
-------------------------------------------------------------------------------------------------------------------------
Municipal Obligations                                          $-          $1,526,808           $3,500         $1,530,308
-------------------------------------------------------------------------------------------------------------------------
Total                                                          $-          $1,526,808           $3,500         $1,530,308
-------------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

14  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    CSD           Central School District

    EDA           Economic Development Authority

    EDC           Economic Development Corp.

    ETM           Escrowed to final maturity

    IDA           Industrial Development Authority/Agency

    ISD           Independent School District

    LIBOR         London Interbank Offered Rate

    MTA           Metropolitan Transportation Authority

    MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index

    Zero Coupon   Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  15

================================================================================

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    INS Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    LIQ Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

    LOC Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    NBGA Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

o   SPECIFIC NOTES

    (a) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (b) Floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2018.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by

================================================================================

16  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

        USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (d) Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

    (e) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

    (f) At September 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (g) Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

    (h) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

    (i) Restricted security that is not registered under the Securities Act of 1933. The aggregate market value of these securities at September 30, 2018, was $4,734,000, which represented 0.3% of the Fund's net assets.

    (j) Security was classified as Level 3.

    (k) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,529,824)                  $1,530,308
   Receivables:
      Capital shares sold                                                                  561
      USAA Asset Management Company (Note 6)                                                 2
      Interest                                                                          10,711
      Securities sold                                                                   13,926
                                                                                    ----------
         Total assets                                                                1,555,508
                                                                                    ----------
LIABILITIES
   Payables:
      Securities purchased                                                              21,683
      Capital shares redeemed                                                            1,531
      Bank overdraft                                                                        52
      Dividends on capital shares                                                          428
   Accrued management fees                                                                 408
   Accrued transfer agent's fees                                                            33
   Other accrued expenses and payables                                                     119
                                                                                    ----------
         Total liabilities                                                              24,254
                                                                                    ----------
              Net assets applicable to capital shares outstanding                   $1,531,254
                                                                                    ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $1,554,483
  Distributable earnings loss                                                          (23,229)
                                                                                    ----------
              Net assets applicable to capital shares outstanding                   $1,531,254
                                                                                    ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,516,572/145,495 capital shares
         outstanding, no par value)                                                 $    10.42
                                                                                    ==========
      Adviser Shares (net assets of $14,682/1,407 capital shares
         outstanding, no par value)                                                 $    10.43
                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

18  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                   $17,732
                                                                                     -------
EXPENSES
   Management fees                                                                     2,278
   Administration and servicing fees:
      Fund Shares                                                                      1,150
      Adviser Shares                                                                      11
   Transfer agent's fees:
      Fund Shares                                                                        349
      Adviser Shares                                                                       1
   Distribution and service fees (Note 6):
      Adviser Shares                                                                      18
   Custody and accounting fees:
      Fund Shares                                                                        110
      Adviser Shares                                                                       1
   Postage:
      Fund Shares                                                                         17
   Shareholder reporting fees:
      Fund Shares                                                                         13
   Trustees' fees                                                                         18
   Registration fees:
      Fund Shares                                                                         19
      Adviser Shares                                                                      13
   Professional fees                                                                      31
   Other                                                                                  12
                                                                                     -------
          Total expenses                                                               4,041
   Expenses reimbursed:
      Adviser Shares                                                                     (10)
                                                                                     -------
          Net expenses                                                                 4,031
                                                                                     -------
NET INVESTMENT INCOME                                                                 13,701
                                                                                     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                                  (4,300)
   Change in net unrealized appreciation/(depreciation)                                6,087
                                                                                     -------
          Net realized and unrealized gain                                             1,787
                                                                                     -------
   Increase in net assets resulting from operations                                  $15,488
                                                                                     =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited), and year ended March 31, 2018

---------------------------------------------------------------------------------------------------
                                                                          9/30/2018       3/31/2018
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                 $   13,701      $   25,241
   Net realized loss on investments                                          (4,300)           (119)
   Change in net unrealized appreciation/(depreciation)
      of investments                                                          6,087          (4,699)
                                                                         --------------------------
      Increase in net assets resulting from operations                       15,488          20,423
                                                                         --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM DISTRIBUTABLE EARNINGS:
   Fund Shares                                                              (13,407)        (25,139)
   Adviser Shares                                                              (106)           (265)
                                                                         --------------------------
      Distributions to shareholders                                         (13,513)        (25,404)
                                                                         --------------------------

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                              (36,403)       (113,714)
   Adviser Shares                                                             3,339         (20,844)
                                                                         --------------------------
       Total net decrease in net assets from capital
           share transactions                                               (33,064)       (134,558)
                                                                         --------------------------
   Net decrease in net assets                                               (31,089)       (139,539)

NET ASSETS
   Beginning of period                                                    1,562,343       1,701,882
                                                                         --------------------------
   End of period                                                         $1,531,254      $1,562,343
                                                                         ==========================

See accompanying notes to financial statements.

================================================================================

20  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Tax Exempt Short-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Short-Term Fund Shares (Fund Shares) and Tax Exempt Short-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

================================================================================

22  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended September 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on

================================================================================

24  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended September 30, 2018, the Fund paid CAPCO facility fees of $6,000, which represents 1.8% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2019, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2018, the Fund had net capital loss carryforwards of $19,358,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                    CAPITAL LOSS CARRYFORWARDS
            --------------------------------------
                           TAX CHARACTER
            --------------------------------------
            (NO EXPIRATION)              BALANCE
            ---------------            -----------
            Short-Term                 $   597,000
            Long-Term                   18,761,000
                                       -----------
            Total                      $19,358,000
                                       ===========

As of September 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2018, were $7,977,000 and $7,493,000, respectively, resulting in net unrealized appreciation of $484,000.

================================================================================

26  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2018, were $170,296,000 and $107,592,000, respectively.

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended September 30, 2018 were as follows:

PURCHASES                              SALES                          REALIZED GAIN/(LOSS)
------------------------------------------------------------------------------------------
$48,810,000                         $36,400,000                                $-

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                       SIX-MONTH PERIOD ENDED           YEAR ENDED
                                         SEPTEMBER 30, 2018            MARCH 31, 2018
    -------------------------------------------------------------------------------------
                                        SHARES        AMOUNT        SHARES        AMOUNT
                                       --------------------------------------------------
    FUND SHARES:
    Shares sold                         12,423      $ 129,604       27,862      $ 291,671
    Shares issued from reinvested
      dividends                          1,028         10,728        2,051         21,468
    Shares redeemed                    (16,946)      (176,735)     (40,758)      (426,853)
                                       --------------------------------------------------
    Net decrease from
      capital share transactions        (3,495)     $ (36,403)     (10,845)     $(113,714)
                                       ==================================================
    ADVISER SHARES:
    Shares sold                            993      $  10,385        1,695      $  17,743
    Shares issued from reinvested
      dividends                              9             95           17            184
    Shares redeemed                       (684)        (7,141)      (3,702)       (38,771)
                                       --------------------------------------------------
    Net increase (decrease) from
      capital share transactions           318      $   3,339       (1,990)     $ (20,844)
                                       ==================================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets.

The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper Short Municipal Debt Funds Index. The Lipper Short Municipal Debt Funds Index tracks the total return performance of funds within the Lipper Short Municipal Debt category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                          ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                       (IN BASIS POINTS)(1)
    -----------------------------------------------------------------
    +/- 20 to 50                               +/- 4
    +/- 51 to 100                              +/- 5
    +/- 101 and greater                        +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

================================================================================

28  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

For the six-month period ended September 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $2,278,000, which included a performance adjustment of 0.01% for the Fund Shares of $111,000. The Advisor Shares did not incur any performance adjustment.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2018, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,150,000 and $11,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2018, the Fund reimbursed the Manager $13,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through July 31, 2019, to limit the total annual operating expenses of the Adviser Shares to 0.75% of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through July 31, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to August 1, 2018, the expense limitation for the Adviser Shares was 0.80%. For the six-month period ended September 30, 2018, the Adviser Shares incurred reimbursable expenses of $10,000, of which $2,000 was receivable from the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2018, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $349,000 and $1,000, respectively.

DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $18,000.

UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule).

================================================================================

30  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(9) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(10) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the U.S. Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior period.

(11) SUBSEQUENT EVENT

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

================================================================================

32  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              SEPTEMBER 30,                             YEAR ENDED MARCH 31,
                              -----------------------------------------------------------------------------------------------
                                    2018            2018             2017             2016              2015             2014
                              -----------------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    10.41      $    10.45       $    10.59       $    10.68        $    10.71       $    10.84
                              -----------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .09             .16              .15              .16               .17              .19
  Net realized and
    unrealized gain (loss)           .01            (.03)            (.14)            (.09)             (.03)            (.13)
                              -----------------------------------------------------------------------------------------------
Total from investment
  operations                         .10             .13              .01              .07               .14              .06
                              -----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.09)           (.17)            (.15)            (.16)             (.17)            (.19)
                              -----------------------------------------------------------------------------------------------
Net asset value at
  end of period               $    10.42      $    10.41       $    10.45       $    10.59        $    10.68       $    10.71
                              ===============================================================================================

Total return (%)*                    .98            1.21              .09              .62              1.29              .60
Net assets at end of
  period (000)                $1,516,572      $1,550,994       $1,669,691       $1,760,074        $1,929,648       $2,031,383
Ratios to average daily
  net assets:**
  Expenses (%)(c)                    .52(a)          .51              .54(b)           .55(b)            .55(b)           .55(b)
  Net investment
    income (%)                      1.77(a)         1.57             1.43             1.47              1.56             1.81
Portfolio turnover (%)                12              25               34               25                30               14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $1,529,369,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(c) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  33

================================================================================

ADVISER SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                  PERIOD ENDED
                                  SEPTEMBER 30,                         YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------------------------------------
                                      2018                 2018            2017           2016              2015         2014
                                  -------------------------------------------------------------------------------------------
Net asset value at
  beginning of period              $ 10.42              $ 10.46         $ 10.59        $ 10.67           $ 10.71      $ 10.84
                                   ------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                .08                  .13             .12            .13               .14          .17
  Net realized and
    unrealized gain (loss)             .01                 (.03)           (.13)          (.08)             (.04)        (.13)
                                   ------------------------------------------------------------------------------------------
Total from investment
  operations                           .09                  .10            (.01)           .05               .10          .04
                                   ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income               (.08)                (.14)           (.12)          (.13)             (.14)        (.17)
  Redemption fees added
    to beneficial interests              -                    -               -            .00(a)              -            -
                                   ------------------------------------------------------------------------------------------
Net asset value at
  end of period                    $ 10.43              $ 10.42         $ 10.46        $ 10.59           $ 10.67      $ 10.71
                                   ==========================================================================================
Total return (%)*                      .84                  .91            (.08)           .46               .94         .35
Net assets at end of
  period (000)                     $14,682              $11,349         $32,191        $31,017           $16,805      $11,186
Ratios to average daily
  net assets:**
  Expenses (%)(e)                      .78(b),(d)           .80             .80(c)         .80(c)            .80(c)       .80(c)
  Expenses, excluding
    reimbursements (%)(e)              .92(b)               .83             .81(c)         .83(c)            .98(c)       .94(c)
  Net investment
    income (%)                        1.51(b)              1.27            1.16           1.17              1.32         1.55
Portfolio turnover (%)                  12                   25              34             25                30           14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $14,267,000.
(a) Represents less than $0.01 per share.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Prior to August 1, 2018, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to .80% of the Adviser Shares' average daily net assets.
(e) Does not include acquired fund fees, if any.

================================================================================

34  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2018, through September 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                        BEGINNING                ENDING                DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE             APRIL 1, 2018 -
                                       APRIL 1, 2018       SEPTEMBER 30, 2018        SEPTEMBER 30, 2018
                                       ----------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00              $1,009.80                   $2.62

Hypothetical
  (5% return before expenses)              1,000.00               1,022.46                    2.64

ADVISER SHARES
Actual                                     1,000.00               1,008.40**                  3.93**

Hypothetical
  (5% return before expenses)              1,000.00               1,021.16**                  3.95**

*Expenses are equal to the annualized expense ratio of 0.52% for Fund Shares and 0.78% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.98% for Fund Shares and 0.84% for Adviser Shares for the six-month period of April 1, 2018, through September 30, 2018.

**The Fund's annualized expense ratio of 0.78% for the Adviser Shares above reflects a change effective August 1, 2018, in the rate of the Manager's expense limitation for the Adviser Shares from 0.80% to 0.75% of the Adviser Shares' average daily net assets. Had the expense limitation of 0.75%, which is net

================================================================================

36  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

of expenses paid indirectly, been in effect for the entire six-month period of April 1, 2018, through September 30, 2018, the values in the table above would be as shown below.

                                                                               EXPENSES PAID
                                   BEGINNING              ENDING               DURING PERIOD
                                 ACCOUNT VALUE        ACCOUNT VALUE          APRIL 1, 2018 -
                                 APRIL 1, 2018      SEPTEMBER 30, 2018      SEPTEMBER 30, 2018
                                 -------------------------------------------------------------
ADVISER SHARES
Actual                             $1,000.00             $1,008.40                 $3.78

Hypothetical
  (5% return before expenses)       1,000.00              1,021.31                  3.80

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

ADVISORY AGREEMENT

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

38  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered

================================================================================

                                                        ADVISORY AGREEMENT |  39

================================================================================

the level and depth of experience of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies with same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and equal to the median of its expense universe. The data indicated that the Fund's

================================================================================

40  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five-, and ten-year periods ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the top 20% of its performance universe for the one-year period ended December 31, 2017, was in the top 25% of its performance universe for the three-year period ended December 31, 2017, was in the top 15% of its performance universe for the five-year period ended December 31, 2017, and was in the top 10% of its performance universe for the ten-year period ended December 31, 2017.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the

================================================================================

                                                        ADVISORY AGREEMENT |  41

================================================================================

overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

42  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN                            State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
39592-1118                                   (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                [GRAPHIC OF USAA TARGET MANAGED ALLOCATION FUND]

 ============================================================

    SEMIANNUAL REPORT
    USAA TARGET MANAGED ALLOCATION FUND (UTMAX)
    SEPTEMBER 30, 2018

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OVERVIEW                                                           1

FINANCIAL INFORMATION

   Portfolio of Investments                                                   2

   Notes to Portfolio of Investments                                          5

   Financial Statements                                                       7

   Notes to Financial Statements                                             10

   Financial Highlights                                                      23

EXPENSE EXAMPLE                                                              24

ADVISORY AGREEMENT                                                           26

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o ASSET ALLOCATION* - 9/30/18 o

                         [PIE CHART OF ASSET ALLOCATION]

DOMESTIC EXCHANGE-TRADED FUNDS                                             77.1%
FIXED-INCOME EXCHANGE-TRADED FUNDS                                         10.0%
INTERNATIONAL EXCHANGE-TRADED FUNDS                                         5.5%
BONDS                                                                       3.7%
MONEY MARKET INSTRUMENTS                                                    3.4%

                                  [END CHART]

*Does not include futures.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (92.6%)

              EXCHANGE-TRADED FUNDS (92.6%)

              DOMESTIC EXCHANGE-TRADED FUNDS (77.1%)
    459,590   Consumer Staples Select Sector SPDR Fund                                               $  4,786
    580,090   iShares Core S&P Mid-Cap ETF                                                            116,766
    551,000   iShares Core U.S. REIT ETF                                                               26,658
    688,000   iShares Edge MSCI USA Momentum Factor ETF(a)                                             81,872
    457,662   VanEck Vectors Oil Services ETF(a)                                                       11,529
    408,164   Vanguard Mid-Cap ETF(a)                                                                  67,016
    198,085   Vanguard Real Estate ETF                                                                 15,981
     66,980   Vanguard Small-Cap ETF                                                                   10,890
                                                                                                     --------
              Total Domestic Exchange-Traded Funds                                                    355,498
                                                                                                     --------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (10.0%)
     30,000   iShares Core U.S. Aggregate Bond ETF                                                      3,166
    240,000   iShares iBoxx $ High Yield Corporate Bond ETF                                            20,745
     18,838   iShares TIPS Bond ETF                                                                     2,084
    550,000   SPDR Bloomberg Barclays High Yield Bond ETF                                              19,827
                                                                                                     --------
              Total Fixed-Income Exchange-Traded Funds                                                 45,822
                                                                                                     --------
              INTERNATIONAL EXCHANGE-TRADED FUNDS (5.5%)
    196,238   Invesco FTSE RAFI Emerging Markets ETF(a)                                                 4,149
    662,000   iShares MSCI Canada ETF                                                                  19,052
     79,561   Schwab Fundamental Emerging Markets Large Company Index ETF(a)                            2,293
                                                                                                     --------
              Total International Exchange-Traded Funds                                                25,494
                                                                                                     --------
              Total Exchange-Traded Funds (cost: $394,612)                                            426,814
                                                                                                     --------
              Total Equity Securities (cost: $394,612)                                                426,814
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
-------------------------------------------------------------------------------------------------------------
              BONDS (3.7%)

              U.S. TREASURY SECURITIES (3.7%)

              NOTES (3.7%)(b)
$    17,600   1.88%, 4/30/2022(a),(c) (cost: $17,220)                                                  16,984
                                                                                                     --------
              Total Bonds (cost: $17,220)                                                              16,984
                                                                                                     --------

================================================================================

2  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON                          VALUE
(000)         SECURITY                                                   RATE          MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.4%)

              COMMERCIAL PAPER (3.4%)
$     2,000   Barton Capital Corp.(a),(d)                                2.20%        10/05/2018     $  2,000
      4,500   Gotham Funding Corp.(a),(d)                                2.16         10/01/2018        4,500
      2,400   Manhattan Asset Fund Company LLC(a),(d)                    2.10         10/05/2018        2,399
      4,000   Ridgefield Funding Co.(a),(d)                              2.10         10/02/2018        4,000
      2,810   Victory Receivables Corp.(a),(d)                           2.11         10/04/2018        2,809
                                                                                                     --------
              Total Commercial Paper (cost: $15,708)                                                   15,708
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
    144,207   State Street Institutional Treasury Money Market Fund Premier Class,
                1.95%(a),(e) (cost: $144)                                                                 144
                                                                                                     --------
              Total Money Market Instruments (cost: $15,852)                                           15,852
                                                                                                     --------

              TOTAL INVESTMENTS (COST: $427,684)                                                     $459,650
                                                                                                     ========

-------------------------------------------------------------------------------------------------------------
                                                                                                   UNREALIZED
                                                               NOTIONAL         CONTRACT        APPRECIATION/
NUMBER OF                                  EXPIRATION           AMOUNT            VALUE        (DEPRECIATION)
CONTRACTS     DESCRIPTION                    DATE               (000)             (000)                 (000)
-------------------------------------------------------------------------------------------------------------
              FUTURES (0.1%)

              LONG FUTURES

              EQUITY CONTRACTS
        367   Euro STOXX 50                12/21/2018       EUR      12,214     $14,432               $  251
        163   FTSE MIB Index               12/21/2018       GBP      12,181      15,905                   29
        166   S&P/TSX 60 Index             12/20/2018       CAD      31,414      24,426                  105
        232   TOPIX Index                  12/13/2018       JPY   3,893,020      37,112                2,848
                                                                                -------               ------
              TOTAL LONG FUTURES                                                $91,875               $3,233
                                                                                -------               ------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                   UNREALIZED
                                                               NOTIONAL         CONTRACT        APPRECIATION/
NUMBER OF                                  EXPIRATION           AMOUNT            VALUE        (DEPRECIATION)
CONTRACTS     DESCRIPTION                     DATE              (000)             (000)                 (000)
-------------------------------------------------------------------------------------------------------------
              SHORT FUTURES

              EQUITY CONTRACTS
        200   Russell 2000 Mini            12/21/2018       USD   (17,287)      $(17,008)             $  279
        340   S&P 500 E Mini               12/21/2018       USD   (49,475)       (49,623)               (148)
        276   Swiss Market Index           12/21/2018       CHF   (24,577)       (25,496)               (453)
                                                                                --------              ------
              TOTAL SHORT FUTURES                                               $(92,127)             $ (322)
                                                                                --------              ------

              TOTAL FUTURES                                                     $   (252)             $2,911
                                                                                ========              ======

-------------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------
ASSETS                                        LEVEL 1             LEVEL 2            LEVEL 3            TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Exchange-Traded Funds                      $426,814             $     -                 $-         $426,814

Bonds:
  U.S. Treasury Securities                     16,984                   -                  -           16,984

Money Market Instruments:
  Commercial Paper                                  -              15,708                  -           15,708
  Government & U.S. Treasury
    Money Market Funds                            144                   -                  -              144
Futures(1)                                      3,512                   -                  -            3,512
-------------------------------------------------------------------------------------------------------------
Total                                        $447,454             $15,708                 $-         $463,162
-------------------------------------------------------------------------------------------------------------

LIABILITIES                                   LEVEL 1             LEVEL 2            LEVEL 3            TOTAL
-------------------------------------------------------------------------------------------------------------
Futures(1)                                      $(601)                 $-                 $-            $(601)
-------------------------------------------------------------------------------------------------------------
Total                                           $(601)                 $-                 $-            $(601)
-------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

4  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.0% of net assets at September 30, 2018.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    COMMERCIAL PAPER - Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  5

================================================================================

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    REIT Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

    TIPS     U.S. Treasury Inflation-Protected Securities

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2018.

    (b) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

    (c) Securities with a value of $11,194,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (e) Rate represents the money market fund annualized seven-day yield at September 30, 2018.

See accompanying notes to financial statements.

================================================================================

6  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $427,684)                                  $459,650
   Receivables:
      Dividends and interest                                                                         1,867
   Variation margin on futures contracts                                                             2,915
                                                                                                  --------
          Total assets                                                                             464,432
                                                                                                  --------
LIABILITIES
   Bank overdraft                                                                                       39
   Payable to broker                                                                                 3,028
   Accrued management fees                                                                             195
   Other accrued expenses and payables                                                                  50
                                                                                                  --------
          Total liabilities                                                                          3,312
                                                                                                  --------
              Net assets applicable to capital shares outstanding                                 $461,120
                                                                                                  ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                $383,534
   Distributable earnings                                                                           77,586
                                                                                                  --------
              Net assets applicable to capital shares outstanding                                 $461,120
                                                                                                  ========
   Capital shares outstanding unlimited number of shares authorized,
      no par value                                                                                  39,590
                                                                                                  ========
   Net asset value, redemption price, and offering price per share                                $  11.65
                                                                                                  ========

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  7

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                                       $ 4,697
   Interest                                                                                            196
                                                                                                   -------
       Total income                                                                                  4,893
                                                                                                   -------
EXPENSES
   Management fees                                                                                   1,109
   Administration and servicing fees                                                                   110
   Transfer agent's fees                                                                               111
   Custody and accounting fees                                                                          48
   Trustees' fees                                                                                       18
   Professional fees                                                                                    33
   Other                                                                                                 9
                                                                                                   -------
            Total expenses                                                                           1,438
                                                                                                   -------
NET INVESTMENT INCOME                                                                                3,455
                                                                                                   -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
       Affiliated transactions                                                                       1,665
       Unaffiliated investments                                                                     39,895
       Foreign currency transactions                                                                     2
       Futures transactions                                                                         (4,351)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                                 (26,092)
       Foreign currency translations                                                                    29
       Futures contracts                                                                               987
                                                                                                   -------
            Net realized and unrealized gain                                                        12,135
                                                                                                   -------
   Increase in net assets resulting from operations                                                $15,590
                                                                                                   =======

See accompanying notes to financial statements.

================================================================================

8  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited), and year ended March 31, 2018

----------------------------------------------------------------------------------------------------------

                                                                          9/30/2018              3/31/2018
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                  $   3,455               $  7,272
   Net realized gain on investments                                          41,560                  4,046
   Net realized gain (loss) on foreign currency transactions                      2                     (1)
   Net realized loss on futures transactions                                 (4,351)                (1,389)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                           (26,092)                28,072
      Foreign currency translations                                              29                     10
      Futures contracts                                                         987                  2,117
                                                                          --------------------------------
      Increase in net assets resulting from operations                       15,590                 40,127
                                                                          --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:                                                           -                 (5,673)
                                                                          --------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                 79,914                  3,408
   Reinvested dividends                                                           -                  5,673
   Cost of shares redeemed                                                 (121,983)               (18,730)
                                                                          --------------------------------
      Decrease in net assets from capital share transactions                (42,069)                (9,649)
                                                                          --------------------------------
   Net increase (decrease) in net assets                                    (26,479)                24,805

NET ASSETS
   Beginning of period                                                      487,599                462,794
                                                                          --------------------------------
   End of period                                                          $ 461,120               $487,599
                                                                          ================================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                6,908                    293
   Shares issued for dividends reinvested                                         -                    501
   Shares redeemed                                                          (10,761)                (1,599)
                                                                          --------------------------------
      Increase (decrease) in shares outstanding                              (3,853)                  (805)
                                                                          ================================

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  9

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Target Managed Allocation Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek maximum total return primarily through capital appreciation. The Fund is not offered for sale directly to the general public and is available currently for investment only to other USAA funds participating in a fund-of-funds investment strategy or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board

================================================================================

10  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

    regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale pricemonitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  11

================================================================================

        occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    6.  Repurchase agreements are valued at cost.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair

================================================================================

12  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

        value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2018, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

14  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF SEPTEMBER 30, 2018* (IN THOUSANDS)

                                        ASSET DERIVATIVES
----------------------------------------------------------------------------------------------
DERIVATIVES NOT          STATEMENT OF                                        FOREIGN
ACCOUNTED FOR AS         ASSETS AND             INTEREST RATE    EQUITY      EXCHANGE
HEDGING INSTRUMENTS      LIABILITIES LOCATION     CONTRACTS     CONTRACTS    CONTRACTS   TOTAL
----------------------------------------------------------------------------------------------
USAA Target              Net unrealized              $-          $3,512**        $-     $3,512
Managed Allocation       appreciation of
Fund                     investments and
                         futures contracts
----------------------------------------------------------------------------------------------

                                       LIABILITY DERIVATIVES
----------------------------------------------------------------------------------------------
DERIVATIVES NOT          STATEMENT OF                                        FOREIGN
ACCOUNTED FOR AS         ASSETS AND             INTEREST RATE    EQUITY      EXCHANGE
HEDGING INSTRUMENTS      LIABILITIES LOCATION     CONTRACTS     CONTRACTS    CONTRACTS   TOTAL
----------------------------------------------------------------------------------------------
USAA Target              Net unrealized              $-          $(601)**        $-      $(601)
Managed Allocation       appreciation of
Fund                     investments and
                         futures contracts
----------------------------------------------------------------------------------------------

* For open derivative instruments as of September 30, 2018, see the Portfolio of Investments.

** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH ENDED SEPTEMBER 30, 2018 (IN THOUSANDS)

                                        NET REALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------
DERIVATIVES NOT          STATEMENT OF                                         FOREIGN
ACCOUNTED FOR AS         OPERATIONS             INTEREST RATE    EQUITY       EXCHANGE
HEDGING INSTRUMENTS      LOCATION                 CONTRACTS     CONTRACTS    CONTRACTS   TOTAL
----------------------------------------------------------------------------------------------
USAA Target              Net realized gain           $-         $(10,541)      $6,190  $(4,351)
Managed Allocation       (loss) on Futures
Fund                     transactions
----------------------------------------------------------------------------------------------

                          NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
----------------------------------------------------------------------------------------------
DERIVATIVES NOT          STATEMENT OF                                         FOREIGN
ACCOUNTED FOR AS         OPERATIONS             INTEREST RATE    EQUITY       EXCHANGE
HEDGING INSTRUMENTS      LOCATION                 CONTRACTS    CONTRACTS     CONTRACTS   TOTAL
----------------------------------------------------------------------------------------------
USAA Target              Change in net               $-       $1,447          $(460)      $987
Managed Allocation       unrealized appreciation
Fund                     /(depreciation) of
                         Futures contracts
----------------------------------------------------------------------------------------------

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended September 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the

================================================================================

16  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

    fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended September 30, 2018, the Fund paid CAPCO facility fees of $2,000, which represents 0.5% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of September 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

================================================================================

18  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of September 30, 2018, were $33,414,000 and $1,447,000, respectively, resulting in net unrealized appreciation of $31,967,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2018, were $281,107,000 and $331,390,000, respectively.

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended September 30, 2018 were as follows:

PURCHASES                       SALES                       REALIZED GAIN/(LOSS)
--------------------------------------------------------------------------------
   $-                        $24,243,000                         $1,665,000

(5) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended September 30, 2018, the Fund had no subadviser(s).

The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. For the six-month period ended September 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $1,109,000.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

of 0.10% of the Fund's average daily net assets. For the six-month period ended September 30, 2018, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $110,000.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2018, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average daily net assets for the fiscal year. For the six-month period ended September 30, 2018, the Fund incurred transfer agent's fees, paid or payable to SAS, of $111,000.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(6) TRANSACTIONS WITH AFFILIATES

The Fund offers its shares for investment by other USAA funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the Fund for the purpose of exercising management or control. As of September 30, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
Target Retirement Income                                                3.4
Target Retirement 2020                                                  9.2
Target Retirement 2030                                                 27.0
Target Retirement 2040                                                 36.1
Target Retirement 2050                                                 21.9
Target Retirement 2060                                                  2.4

================================================================================

20  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) UPCOMING REGULATORY MATTERS

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(8) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(9) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the U.S. Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior period.

(10) SUBSEQUENT EVENT

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

================================================================================

22  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX MONTHS
                                             ENDED                                       PERIOD ENDED
                                          SEPTEMBER 30,        YEAR ENDED MARCH 31,        MARCH 31,
                                          -----------------------------------------------------------
                                              2018            2018            2017            2016***
                                          -----------------------------------------------------------
Net asset value at
  beginning of period                     $  11.22        $  10.46        $   9.49        $  10.00
                                          --------------------------------------------------------
Income (loss) from investment
  operations
  Net investment income                        .09             .16             .14             .12(a)
  Net realized and unrealized
    gain (loss)                                .34             .73             .97            (.51)(a)
                                          --------------------------------------------------------
Total from investment operations               .43             .89            1.11            (.39)
                                          --------------------------------------------------------
Less distributions from
  Net investment income                          -            (.13)           (.14)           (.12)
  Realized capital gains                         -            (.00)(b)           -               -
                                          --------------------------------------------------------
Total distributions                              -            (.13)           (.14)           (.12)
                                          --------------------------------------------------------
Net asset value at end of period          $  11.65        $  11.22        $  10.46        $   9.49
                                          ========================================================
Total return (%)*                             3.83            8.48           11.72           (3.91)
Net assets at end of period (000)         $461,120        $487,599        $462,794        $415,896
Ratios to average daily net assets**
  Expenses (%)(g)                              .65(c)          .65             .64(d)          .65(c)
  Expenses, excluding
    reimbursements (%)(g)                      .65(c)          .65             .64             .65(c)
  Net investment income (%)                   1.56(c)         1.50            1.37            1.88(c)
Portfolio turnover (%)                          64              75(e)          125(f)           84

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $442,566,000.
*** Fund commenced operations on August 7, 2015.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to August 1, 2016, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.70% of the Fund's average daily net assets.
(e) Reflects overall decrease in purchases and sales of securities.
(f) Reflects that the Fund did not have a full year of operations in 2016.
(g) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  23

================================================================================

EXPENSE EXAMPLE

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2018, through September 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

================================================================================

24  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                          BEGINNING                ENDING               DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE            APRIL 1, 2018 -
                                        APRIL 1, 2018        SEPTEMBER 30, 2018       SEPTEMBER 30, 2018
                                        ----------------------------------------------------------------
Actual                                    $1,000.00              $1,038.30                   $3.32

Hypothetical
  (5% return before expenses)              1,000.00               1,021.81                    3.29

*Expenses are equal to the Fund's annualized expense ratio of 0.65%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 3.83% for the six-month period of April 1, 2018, through September 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  25

================================================================================

ADVISORY AGREEMENT

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

26  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services to be provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year in connection with the other funds in the Trust. The Board considered the fees paid to the Manager and the services to be provided to the Fund by the Manager under the Advisory Agreement, as well as other services to be provided by the Manager and its affiliates under other agreements, and the personnel who would be responsible for providing these services. The Board also took into consideration that, in addition to the investment advisory services to be provided to the Fund, the Manager and its affiliates will provide administrative services, compliance oversight, shareholder services, oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

================================================================================

                                                        ADVISORY AGREEMENT |  27

================================================================================

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement with respect to the other funds in the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The expected allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered.

The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to provide a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the other funds in the Trust.

The Board also reviewed the compliance and administrative services to be provided to the Fund by the Manager and its affiliates, including oversight of the Fund's day to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, unaffiliated actively managed institutional funds of ETF investment companies), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other unaffiliated actively managed institutional mixed-asset target allocation moderate funds and mixed-asset target allocation conservative funds of ETFs, excluding outliers (the "expense universe").

================================================================================

28  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was equal to the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, including underlying fund expenses, was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2017.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder

================================================================================

                                                        ADVISORY AGREEMENT |  29

================================================================================

servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board took into account management's discussions of the Fund's advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of its limited performance history;
(iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

30  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

===============================================================================

                                                                  --------------
       USAA                                                          PRSRT STD
       9800 Fredericksburg Road                                    U.S. Postage
       San Antonio, TX 78288                                           PAID
                                                                       USAA
                                                                  --------------

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     USAA      We know what it means to serve.(R)

================================================================================
98356-1118                                   (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA VIRGINIA BOND FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA VIRGINIA BOND FUND
         FUND SHARES (USVAX) o ADVISER SHARES (UVABX)
         SEPTEMBER 30, 2018

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

   Portfolio of Investments                                                    3

   Notes to Portfolio of Investments                                          10

   Financial Statements                                                       13

   Notes to Financial Statements                                              16

   Financial Highlights                                                       28

EXPENSE EXAMPLE                                                               30

ADVISORY AGREEMENT                                                            32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 INDUSTRIES - 9/30/18 o
                               (% of Net Assets)

Education ................................................................ 20.9%
Hospital ................................................................. 17.9%
Escrowed Bonds ........................................................... 10.9%
Appropriated Debt ........................................................ 10.4%
Toll Road ................................................................  6.3%
Water/Sewer Utility ......................................................  6.2%
Nursing/CCRC .............................................................  4.2%
Special Assessment/Tax/Fee ...............................................  4.2%
Sales Tax ................................................................  3.3%
Airport/Port .............................................................  2.9%

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                   o PORTFOLIO RATINGS MIX - 9/30/18 o

                   [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         6.1%
AA                                                                         60.1%
A                                                                          16.0%
BBB                                                                         9.5%
BELOW INVESTMENT-GRADE                                                      4.8%
UNRATED                                                                     3.5%

                             [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

2  | USAA VIRGINIA BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON            FINAL            VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL OBLIGATIONS (98.9%)

              VIRGINIA (87.1%)
$     1,000   Alexandria IDA (PRE)                                         4.75%          1/01/2036       $  1,034
      2,000   Amherst IDA                                                  5.00           9/01/2026          1,927
      2,000   Amherst IDA                                                  4.75           9/01/2030          1,815
     15,000   Arlington County IDA                                         5.00           7/01/2031         15,576
      1,775   Arlington County IDA                                         5.00           2/15/2043          2,001
        700   Capital Region Airport Commission                            4.00           7/01/2036            724
        750   Capital Region Airport Commission                            4.00           7/01/2038            772
     10,000   Charles City County EDA                                      2.88           2/01/2029          9,487
      5,000   Chesapeake Bay Bridge & Tunnel District (ETM)                5.50           7/01/2025          5,806
      9,240   Chesapeake Bay Bridge & Tunnel District                      5.00           7/01/2051         10,010
      5,000   Chesapeake Bay Bridge & Tunnel District
                (INS - Assured Guaranty Municipal Corp.)                   5.00           7/01/2041          5,584
      6,520   City of Chesapeake Expressway Toll Road,
                4.75%, 7/15/2023                                              -(c)        7/15/2032          5,684
      3,000   City of Chesapeake Expressway Toll Road,
                4.88%, 7/15/2023                                              -(c)        7/15/2040          2,568
        880   City of Portsmouth (PRE)                                     5.00           2/01/2033            980
        120   City of Portsmouth                                           5.00           2/01/2033            132
        800   City of Richmond                                             5.00           3/01/2032            977
      1,000   City of Richmond                                             5.00           3/01/2033          1,223
      2,000   City of Richmond Public Utility (PRE)                        5.00           1/15/2035          2,018
      4,500   City of Richmond Public Utility (PRE)                        5.00           1/15/2040          4,541
      6,000   City of Richmond Public Utility                              5.00           1/15/2038          6,565
      6,000   City of Richmond Public Utility                              4.00           1/15/2040          6,129
      5,000   College Building Auth.                                       5.00           6/01/2029          4,951
     11,710   College Building Auth.                                       5.00           6/01/2036         11,245
      2,540   College Building Auth.                                       5.00           3/01/2041          2,636
     10,000   College Building Auth.                                       5.00           3/01/2034         10,389
      8,000   College Building Auth.                                       4.00           2/01/2035          8,317
      2,725   College Building Auth.                                       5.00           9/01/2031          3,073
      5,615   College Building Auth.                                       5.00           9/01/2032          6,320
      6,380   College Building Auth.                                       5.00           9/01/2033          7,162
     10,000   College Building Auth.                                       5.00           2/01/2031         11,750
      4,000   College Building Auth.                                       5.00           2/01/2032          4,679
      3,335   College Building Auth. (LIQ - Barclays Bank plc)
                (Put Date 10/05/2018)(a),(b)                               1.58           2/01/2028          3,335

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON            FINAL            VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$    14,850   College Building Auth. (LIQ - U.S. Bancorp)
                (Put Date 10/05/2018)(b)                                   1.56%          8/01/2034       $ 14,850
      3,335   College Building Auth. (LIQ - Barclays Bank plc)
                (Put Date 10/05/2018)(a),(b)                               1.58           2/01/2027          3,335
        965   College Building Auth.                                       4.00           1/15/2033            990
        545   College Building Auth.                                       4.00           1/15/2035            554
        650   College Building Auth.                                       4.00           1/15/2036            659
      1,285   College Building Auth.                                       4.00           1/15/2043          1,281
     10,000   Commonwealth Transportation Board                            4.00           5/15/2042         10,309
      3,350   Commonwealth Transportation Board                            5.00           3/15/2032          3,910
      9,190   Commonwealth Transportation Board                            5.00           9/15/2032         10,726
      2,000   Commonwealth Transportation Board                            4.00           5/15/2036          2,089
      6,315   Commonwealth University Health System
                Auth. (PRE)                                                4.75           7/01/2036          6,777
      3,000   Commonwealth University Health System
                Auth. (PRE)                                                4.75           7/01/2041          3,219
      5,500   Commonwealth University Health System Auth.                  5.00           7/01/2046          6,099
      2,250   Fairfax County EDA                                           5.00          10/01/2042          2,465
      2,750   Fairfax County EDA                                           4.00          10/01/2042          2,756
      2,000   Fairfax County EDA                                           5.00          10/01/2029          2,267
      2,000   Fairfax County EDA                                           5.00          10/01/2030          2,263
      2,000   Fairfax County EDA                                           5.00          10/01/2031          2,253
      1,500   Fairfax County EDA                                           5.00          10/01/2032          1,686
      2,200   Fairfax County EDA                                           5.00          10/01/2033          2,467
      2,000   Fairfax County EDA                                           5.00          10/01/2034          2,241
      2,620   Fairfax County EDA                                           5.00          10/01/2035          3,006
      2,000   Fairfax County EDA                                           5.00          10/01/2036          2,281
      2,800   Fairfax County EDA                                           5.00          12/01/2042          2,947
      1,500   Fairfax County EDA                                           5.00          12/01/2032          1,595
      4,000   Fairfax County EDA                                           5.00           4/01/2047          4,481
      1,500   Fairfax County IDA (PRE)                                     5.25           5/15/2026          1,531
      1,000   Fairfax County IDA                                           4.00           5/15/2042          1,001
     14,000   Fairfax County IDA                                           5.00           5/15/2037         15,168
      6,900   Fairfax County IDA                                           4.00           5/15/2044          6,969
      1,020   Fairfax County IDA (Put Date 10/05/2018)(b)                  1.58           5/15/2042          1,020
      1,500   Fairfax County IDA                                           4.00           5/15/2048          1,505
      5,000   Front Royal & Warren County IDA                              4.00           1/01/2050          4,929
      1,500   Greater Richmond Convention Center Auth.                     5.00           6/15/2032          1,681
      4,700   Hampton Roads Sanitation District                            5.00           8/01/2043          5,275
     15,000   Hampton Roads Transportation
                Accountability Commission                                  5.00           7/01/2052         16,992
      2,795   Hanover County EDA                                           4.50           7/01/2030          2,841
      1,100   Hanover County EDA                                           4.50           7/01/2032          1,115

================================================================================

4  | USAA VIRGINIA BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON            FINAL            VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$     2,000   Hanover County EDA                                           5.00%          7/01/2042       $  2,049
      1,200   Hanover County EDA                                           5.00           7/01/2051          1,246
      2,105   Henrico County EDA                                           5.00          11/01/2030          2,299
      1,200   Henrico County EDA                                           5.00           6/01/2024          1,273
        140   Henrico County EDA                                           4.25           6/01/2026            143
      2,500   Henrico County EDA                                           4.00          10/01/2035          2,516
      4,480   Housing Dev. Auth.                                           4.60           9/01/2040          4,539
      3,175   Housing Dev. Auth.                                           4.50          10/01/2036          3,261
      7,000   Housing Dev. Auth.                                           3.60           5/01/2046          6,681
      1,492   Lewistown Commerce Center Community
                Dev. Auth.                                                 6.05           3/01/2044          1,437
        718   Lewistown Commerce Center Community
                Dev. Auth.                                                 6.05           3/01/2044            691
      2,340   Lewistown Commerce Center Community
                Dev. Auth.(d)                                              6.05           3/01/2054            427
        750   Lexington IDA                                                4.00           1/01/2031            762
      1,000   Lexington IDA                                                4.00           1/01/2037          1,006
      5,000   Lexington IDA (PRE)                                          5.00          12/01/2036          5,100
      2,000   Lexington IDA                                                5.00           1/01/2043          2,151
      1,000   Lexington IDA                                                5.00           1/01/2042          1,070
      1,250   Lexington IDA                                                5.00           1/01/2048          1,335
      1,000   Lexington IDA                                                5.00           1/01/2048          1,133
      1,135   Loudoun County EDA                                           5.00          12/01/2031          1,280
        800   Loudoun County EDA                                           5.00          12/01/2032            901
        775   Loudoun County EDA                                           5.00          12/01/2033            871
        805   Loudoun County EDA                                           5.00          12/01/2034            904
      5,000   Lynchburg                                                    4.00           6/01/2044          5,125
      3,000   Lynchburg EDA                                                5.00           9/01/2043          3,150
      2,250   Lynchburg EDA                                                5.00           1/01/2047          2,466
      3,532   Marquis Community Dev. Auth.(d),(e)                          5.63           9/01/2041          2,465
      5,389   Marquis Community Dev. Auth.
                (Zero Coupon)(d),(e)                                       0.00           9/01/2041            285
      1,093   Marquis Community Dev. Auth., 7.50%,
                9/01/2021(a),(d),(e)                                       0.00(c)        9/01/2045            791
      5,000   Montgomery County EDA (PRE)                                  5.00           6/01/2035          5,249
      3,500   Norfolk EDA                                                  5.00          11/01/2043          3,798
      1,000   Norfolk EDA                                                  5.00          11/01/2030          1,092
      5,800   Norfolk EDA (Put Date 10/05/2018)(b)                         1.55          11/01/2034          5,800
      1,600   Norfolk EDA (Put Date 11/01/2028)(f)                         5.00          11/01/2048          1,890
      1,100   Norfolk EDA                                                  4.00          11/01/2048          1,104
        685   Norfolk Redev. & Housing Auth.                               5.50          11/01/2019            687
     10,000   Port Auth. (PRE)                                             5.00           7/01/2040         10,224
      3,000   Port Auth. (PRE)                                             5.00           7/01/2030          3,067

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON            FINAL            VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$     1,705   Prince William County IDA (PRE)                              5.50%          9/01/2031       $  1,866
      1,000   Prince William County IDA (PRE)                              5.50           9/01/2034          1,095
      2,000   Prince William County IDA                                    5.50           9/01/2031          2,171
     10,000   Prince William County IDA                                    5.00          11/01/2046         10,585
      4,000   Public Building Auth.                                        4.00           8/01/2030          4,311
     10,000   Public School Auth.                                          5.00           8/01/2024         11,436
      4,000   Radford IDA (NBGA - Fannie Mae)                              3.50           9/15/2029          4,059
      2,340   Rappahannock Regional Jail Auth.                             5.00          10/01/2034          2,654
      1,165   Rappahannock Regional Jail Auth.                             5.00          10/01/2035          1,317
      7,310   Resources Auth.                                              4.00          11/01/2041          7,442
      1,030   Resources Auth.                                              5.00          11/01/2032          1,150
      1,270   Resources Auth. (PRE)                                        5.00          11/01/2040          1,348
        165   Resources Auth.                                              5.00          11/01/2040            174
      5,000   Resources Auth. (LIQ - J.P.Morgan Chase & Co.)
                (Put Date 10/05/2018)(a),(b)                               1.59          11/01/2019          5,000
      5,120   Roanoke County EDA (PRE) (INS - Assured
                Guaranty Corp.)                                            5.00          10/15/2027          5,126
      2,850   Roanoke County EDA (PRE) (INS - Assured
                Guaranty Corp.)                                            5.00          10/15/2032          2,853
      4,285   Roanoke County EDA (PRE) (INS - Assured
                Guaranty Corp.)                                            5.13          10/15/2037          4,290
      1,150   Roanoke County EDA                                           5.00           7/01/2033          1,202
        110   Roanoke County EDA (PRE) (INS - Assured
                Guaranty Municipal Corp.)                                  5.00           7/01/2038            116
      6,890   Roanoke County EDA (INS - Assured
                Guaranty Municipal Corp.)                                  5.00           7/01/2038          7,143
      1,640   Roanoke EDA                                                  5.00           9/01/2036          1,793
      4,060   Roanoke EDA                                                  5.00           9/01/2043          4,379
     11,945   Small Business Financing Auth.                               5.00          11/01/2040         12,448
        420   Small Business Financing Auth.                               5.00           4/01/2025            433
        185   Small Business Financing Auth.                               5.25           4/01/2026            191
        855   Small Business Financing Auth.                               5.50           4/01/2028            885
        750   Small Business Financing Auth.                               5.50           4/01/2033            775
      5,900   Stafford County EDA                                          5.00           6/15/2036          6,434
      6,495   Stafford County EDA                                          4.00           6/15/2037          6,369
     10,000   Tobacco Settlement Financing Corp.                           5.00           6/01/2047         10,000
      4,405   Univ. of Virginia                                            5.00           6/01/2037          4,875
      5,000   Univ. of Virginia                                            4.00           4/01/2045          5,109
      4,000   Univ. of Virginia                                            5.00           4/01/2042          4,551
      5,000   Univ. of Virginia                                            5.00           4/01/2047          5,661
      5,000   Univ. of Virginia                                            5.00           4/01/2046          5,665
      5,000   Upper Occoquan Sewage Auth.                                  4.00           7/01/2039          5,182
      1,795   Virginia Beach Dev. Auth.                                    5.00           5/01/2029          2,018

================================================================================

6  | USAA VIRGINIA BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON            FINAL            VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$     1,500   Virginia Beach Dev. Auth.                                    5.00%          9/01/2040       $  1,641
      1,600   Virginia Beach Dev. Auth.                                    5.00           9/01/2044          1,747
      2,165   Washington County IDA (PRE)                                  5.25           8/01/2030          2,290
      2,160   Washington County IDA (PRE)                                  5.50           8/01/2040          2,294
      1,449   Watkins Centre Community Dev. Auth.                          5.40           3/01/2020          1,451
      2,000   Western Virginia Regional Jail Auth.                         5.00          12/01/2038          2,225
      3,085   Western Virginia Regional Jail Auth.                         5.00          12/01/2035          3,465
      3,250   Winchester EDA                                               5.00           1/01/2044          3,475
      3,250   Winchester EDA                                               5.00           1/01/2044          3,512
      3,000   Winchester EDA (PRE)                                         5.63           1/01/2044          3,028
      5,000   Wise County IDA (Put Date 9/01/2020)(f)                      2.15          10/01/2040          4,984
      3,000   York County EDA (Put Date 5/16/2019)(f)                      1.88           5/01/2033          2,995
                                                                                                          --------
                                                                                                           592,424
                                                                                                          --------
              DISTRICT OF COLUMBIA (6.0%)
      2,825   Metropolitan Washington Airports Auth.                       5.00          10/01/2029          2,900
     12,465   Metropolitan Washington Airports Auth.                       5.00          10/01/2030         12,465
     11,230   Metropolitan Washington Airports Auth.
                Dulles Toll Road Revenue                                   5.00          10/01/2039         11,499
      5,500   Metropolitan Washington Airports Auth.
                Dulles Toll Road Revenue (INS - Assured
                Guaranty Municipal Corp.)(Zero Coupon)                     0.00          10/01/2030          3,448
      4,000   Metropolitan Washington Airports Auth.
                Dulles Toll Road Revenue                                   5.00          10/01/2053          4,205
      1,000   Washington MTA (PRE)                                         5.13           7/01/2032          1,024
      5,000   Washington MTA                                               5.00           7/01/2042          5,633
                                                                                                          --------
                                                                                                            41,174
                                                                                                          --------
              GUAM (5.5%)
      1,255   Antonio B. Won Pat International Airport Auth.
                (INS - Assured Guaranty Municipal Corp.)                   5.75          10/01/2043          1,406
      1,500   Government                                                   5.00           1/01/2042          1,554
      9,300   Government (LIQ - Barclays Bank plc)
                (LOC - Barclays Bank plc) (Put Date
                10/05/2018)(a),(b)                                         1.71          12/01/2046          9,300
      1,250   Government                                                   5.00          12/01/2046          1,355
      2,000   Government                                                   5.00          11/15/2039          2,151
      1,000   Government Waterworks Auth.                                  5.00           7/01/2037          1,092
      3,250   Government Waterworks Auth.                                  5.00           7/01/2040          3,538
      4,000   Government Waterworks Auth.                                  5.50           7/01/2043          4,305
      2,850   Government Waterworks Auth.                                  5.00           7/01/2035          3,048
      1,500   Port Auth.                                                   5.00           7/01/2048          1,621
      1,000   Power Auth.                                                  5.00          10/01/2034          1,055

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON            FINAL            VALUE
(000)         SECURITY                                                     RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$     1,000   Power Auth. (INS - Assured Guaranty
                Municipal Corp.)                                           5.00%         10/01/2044       $  1,080
      4,000   Power Auth.                                                  5.00          10/01/2040          4,328
        500   Power Auth.                                                  5.00          10/01/2031            539
        750   Power Auth. (INS - Assured Guaranty
                Municipal Corp.)                                           5.00          10/01/2039            811
                                                                                                          --------
                                                                                                            37,183
                                                                                                          --------
              U. S. VIRGIN ISLANDS (0.3%)
      2,000   Public Finance Auth.                                         5.00          10/01/2032          2,015
                                                                                                          --------
              Total Municipal Obligations (cost: $670,734)                                                 672,796
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $670,734)                                                          $672,796
                                                                                                          ========

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
ASSETS                                      LEVEL 1             LEVEL 2         LEVEL 3               TOTAL
-----------------------------------------------------------------------------------------------------------
Municipal Obligations                            $-            $669,255          $3,541            $672,796
-----------------------------------------------------------------------------------------------------------
Total                                            $-            $669,255          $3,541            $672,796
-----------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

-----------------------------------------------------------------------------------------------------------
                                      RECONCILIATION OF LEVEL 3 INVESTMENTS
-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                                                           MUNICIPAL OBLIGATIONS
-----------------------------------------------------------------------------------------------------------
Balance as of March 31, 2018                                                                        $ 5,057
Purchases                                                                                                 -
Sales                                                                                                (1,852)
Transfers into Level 3                                                                                    -
Transfers out of Level 3                                                                                  -
Net realized gain (loss) on investments                                                              (3,791)
Change in net unrealized appreciation/(depreciation) of investments                                   4,127
-----------------------------------------------------------------------------------------------------------
Balance as of September 30, 2018                                                                    $ 3,541
-----------------------------------------------------------------------------------------------------------

For the period of April 1, 2018, through September 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

8  | USAA VIRGINIA BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
                     QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS*
-----------------------------------------------------------------------------------------------------------
                                FAIR VALUE AT                           SIGNIFICANT
                             SEPTEMBER 30, 2018      VALUATION         UNOBSERVABLE
ASSETS                           ($ IN 000's)       TECHNIQUE(S)          INPUT(S)             RANGE/VALUE
-----------------------------------------------------------------------------------------------------------
Municipal Obligations              $3,256           Discounted       Comparable Discount         6% - 10%
                                                    cash flow          Adjustment(a)
-----------------------------------------------------------------------------------------------------------

(a) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

*Quantitative Information table includes certain Level 3 securities using discounted cash flow.

An increase in the comparable discount adjustment will decrease the value of the security.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA           Economic Development Authority

    ETM           Escrowed to final maturity

    IDA           Industrial Development Authority/Agency

    MTA           Metropolitan Transportation Authority

    PRE           Pre-refunded to a date prior to maturity

    Zero Coupon   Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a

================================================================================

10  | USAA VIRGINIA BOND FUND

================================================================================

    collateral trust. The enhancements do not guarantee the market values of the securities.

    INS Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    LIQ Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

    LOC Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    NBGA Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (b) Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  11

================================================================================

    (c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

    (d) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

    (e)  Security was classified as Level 3.

    (f) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

See accompanying notes to financial statements.

================================================================================

12  | USAA VIRGINIA BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $670,734)                                     $672,796
   Receivables:
      Capital shares sold                                                                                  60
      Interest                                                                                          8,378
                                                                                                     --------
         Total assets                                                                                 681,234
                                                                                                     --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                                             597
      Bank overdraft                                                                                       31
      Dividends on capital shares                                                                         299
   Accrued management fees                                                                                203
   Accrued transfer agent's fees                                                                            8
   Other accrued expenses and payables                                                                     79
                                                                                                     --------
         Total liabilities                                                                              1,217
                                                                                                     --------
            Net assets applicable to capital shares outstanding                                      $680,017
                                                                                                     ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                   $687,887
   Distributable earnings loss                                                                         (7,870)
                                                                                                     --------
            Net assets applicable to capital shares outstanding                                      $680,017
                                                                                                     ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $661,044/59,756 capital shares
         outstanding, no par value)                                                                  $  11.06
                                                                                                     ========
      Adviser Shares (net assets of $18,973/1,716 capital shares
         outstanding, no par value)                                                                  $  11.06
                                                                                                     ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                                    $12,451
                                                                                                      -------
EXPENSES
   Management fees                                                                                      1,256
   Administration and servicing fees:
      Fund Shares                                                                                         499
      Adviser Shares                                                                                       15
   Transfer agent's fees:
      Fund Shares                                                                                         101
      Adviser Shares                                                                                        5
   Distribution and service fees (Note 6):
      Adviser Shares                                                                                       25
   Custody and accounting fees:
      Fund Shares                                                                                          60
      Adviser Shares                                                                                        2
   Postage:
      Fund Shares                                                                                           8
   Shareholder reporting fees:
      Fund Share                                                                                            9
   Trustees' fees                                                                                          18
   Registration fees:
      Fund Shares                                                                                           1
   Professional fees                                                                                       41
   Other                                                                                                   13
                                                                                                      -------
            Total expenses                                                                              2,053
   Expenses reimbursed:
      Adviser Shares                                                                                       (5)
                                                                                                      -------
            Net expenses                                                                                2,048
                                                                                                      -------
NET INVESTMENT INCOME                                                                                  10,403
                                                                                                      -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                                                   (3,745)
   Change in net unrealized appreciation/(depreciation)                                                (2,438)
                                                                                                      -------
            Net realized and unrealized loss                                                           (6,183)
                                                                                                      -------
   Increase in net assets resulting from operations                                                   $ 4,220
                                                                                                      =======

See accompanying notes to financial statements.

================================================================================

14  | USAA VIRGINIA BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2018 (unaudited), and year ended March 31, 2018

------------------------------------------------------------------------------------------------------------------

                                                                                  9/30/2018              3/31/2018
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                           $ 10,403               $ 20,669
   Net realized gain (loss) on investments                                           (3,745)                   151
   Change in net unrealized appreciation/(depreciation)
      of investments                                                                 (2,438)                (3,028)
                                                                                   -------------------------------
      Increase in net assets resulting from operations                                4,220                 17,792
                                                                                   -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:
   Fund Shares                                                                      (10,086)               (19,978)
   Adviser Shares                                                                      (279)                  (650)
                                                                                   -------------------------------
      Distributions to shareholders                                                 (10,365)               (20,628)
                                                                                   -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                                          243                 11,117
   Adviser Shares                                                                      (747)                (5,563)
                                                                                   -------------------------------
      Total net increase (decrease) in net assets from
         capital share transactions                                                    (504)                 5,554
                                                                                   -------------------------------
   Net increase (decrease) in net assets                                             (6,649)                 2,718

NET ASSETS
   Beginning of period                                                              686,666                683,948
                                                                                   -------------------------------
   End of period                                                                   $680,017               $686,666
                                                                                   ===============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Virginia Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

The Fund consists of two classes of shares: Virginia Bond Fund Shares (Fund Shares) and Virginia Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees

================================================================================

16  | USAA VIRGINIA BOND FUND

================================================================================

    the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

18  | USAA VIRGINIA BOND FUND

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    The valuation methodology applied to certain Level 3 securities changed during the year. Securities that were previously valued using valuation models are now being valued based upon the use of unobservable inputs.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended September 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

20  | USAA VIRGINIA BOND FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended September 30, 2018, the Fund paid CAPCO facility fees of $3,000, which represents 0.8% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of March 31, 2019, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

At March 31, 2018, the Fund had net capital loss carryforwards of $6,187,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                            CAPITAL LOSS CARRYFORWARDS
                      --------------------------------------
                                  TAX CHARACTER
                      --------------------------------------
                      (NO EXPIRATION)               BALANCE
                      ---------------             ----------
                      Short-Term                  $1,007,000
                      Long-Term                    5,180,000
                                                  ----------
                      Total                       $6,187,000
                                                  ==========

As of September 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2018, were $11,266,000 and $9,204,000, respectively, resulting in net unrealized appreciation of $2,062,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2018, were $30,507,000 and $20,153,000, respectively.

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended September 30, 2018 were as follows:

   PURCHASES                      SALES                    REALIZED GAIN/(LOSS)
-------------------------------------------------------------------------------
$23,590,000                    $18,945,000                       $-

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

22  | USAA VIRGINIA BOND FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                         SIX-MONTH PERIOD ENDED              YEAR ENDED
                                           SEPTEMBER 30, 2018              MARCH 31, 2018
---------------------------------------------------------------------------------------------
                                         SHARES          AMOUNT        SHARES          AMOUNT
                                         ----------------------------------------------------
FUND SHARES:
Shares sold                               2,327        $ 25,933         5,760        $ 65,022
Shares issued from reinvested
  dividends                                 733           8,167         1,443          16,273
Shares redeemed                          (3,039)        (33,857)       (6,218)        (70,178)
                                         ----------------------------------------------------
Net increase from capital
  share transactions                         21        $    243           985        $ 11,117
                                         ====================================================
ADVISER SHARES:
Shares sold                                  94        $  1,046           494        $  5,579
Shares issued from reinvested
  dividends.                                 25             275            50             570
Shares redeemed                            (186)         (2,068)       (1,037)*       (11,712)*
                                         ----------------------------------------------------
Net decrease from capital
  share transactions                        (67)       $   (747)         (493)       $ (5,563)
                                         ====================================================

* Net of redemption fees, if any.

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of the average daily net assets of the Fund, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million.

For the six-month period ended September 30, 2018, the Fund's effective annualized base fee was 0.32% of the Fund's average daily net assets for the same period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

The performance adjustment for each share class is calculated monthly by comparing the Fund's performance to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of funds within the Lipper Virginia Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    ------------------------------------------------------------------
    +/- 20 to 50                                +/- 4
    +/- 51 to 100                               +/- 5
    +/- 101 and greater                         +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

For the six-month period ended September 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $1,256,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $149,000 and $3,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.04% and 0.03%, respectively.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the

================================================================================

24  | USAA VIRGINIA BOND FUND

================================================================================

Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2018, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $499,000 and $15,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2018, the Fund reimbursed the Manager $6,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through July 31, 2019, to limit the total annual operating expenses of the Adviser Shares to 0.80% of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through July 31, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2018, the Adviser Shares incurred reimbursable expenses of $5,000.

TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2018, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $101,000 and $5,000, respectively.

DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $25,000.

UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(7) UPCOMING REGULATORY MATTERS

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(8) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to

================================================================================

26  | USAA VIRGINIA BOND FUND

================================================================================

evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(9) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the U.S. Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior period.

(10) SUBSEQUENT EVENT

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                      PERIOD ENDED
                                      SEPTEMBER 30,                          YEAR ENDED MARCH 31,
                                     -----------------------------------------------------------------------------------
                                         2018           2018           2017           2016           2015           2014
                                     -----------------------------------------------------------------------------------
Net asset value at
  beginning of period                $  11.16       $  11.21       $  11.52       $  11.53       $  11.17       $  11.60
                                     -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                   .17            .34            .35            .41            .43            .44
  Net realized and
    unrealized gain (loss)               (.10)          (.05)          (.31)          (.01)           .35           (.43)
                                     -----------------------------------------------------------------------------------
Total from investment
  operations                              .07            .29            .04            .40            .78            .01
                                     -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.17)          (.34)          (.35)          (.41)          (.42)          (.44)
                                     -----------------------------------------------------------------------------------
Net asset value at
  end of period                      $  11.06       $  11.16       $  11.21       $  11.52       $  11.53       $  11.17
                                     ===================================================================================
Total return (%)*                         .62           2.56            .36           3.58           7.10            .23
Net assets at end of
  period (000)                       $661,044       $666,772       $658,452       $648,913       $648,331       $595,246
Ratios to average daily
  net assets:**
  Expenses (%)(c)                         .59(a)         .56            .58(b)         .60(b)         .59(b)         .59(b)
  Net investment
    income (%)                           3.04(a)        2.98           3.10           3.57           3.70           4.01
Portfolio turnover (%)                      3             11             13              3             12              7

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $664,049,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(c) Does not include acquired fund fees, if any.

================================================================================

28  | USAA VIRGINIA BOND FUND

================================================================================

ADVISER SHARES (UNAUDITED)
--------------------------------------------------------------------------------
Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                       PERIOD ENDED
                                       SEPTEMBER 30,                          YEAR ENDED MARCH 31,
                                      ----------------------------------------------------------------------------------
                                         2018           2018           2017           2016           2015           2014
                                      ----------------------------------------------------------------------------------
Net asset value at
  beginning of period                 $ 11.16        $ 11.20        $ 11.51        $ 11.53        $ 11.17        $ 11.60
                                      ----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                   .16            .31            .33            .38            .40            .42
  Net realized and
    unrealized gain (loss)               (.10)          (.04)          (.31)          (.02)           .36           (.43)
                                      ----------------------------------------------------------------------------------
Total from investment
  operations                              .06            .27            .02            .36            .76           (.01)
                                      ----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.16)          (.31)          (.33)          (.38)          (.40)          (.42)
Redemption fees added to
  beneficial interests                      -            .00(a)           -            .00(a)           -              -
                                      ----------------------------------------------------------------------------------
Net asset value at
  end of period                       $ 11.06        $ 11.16        $ 11.20        $ 11.51        $ 11.53        $ 11.17
                                      ==================================================================================
Total return (%)*                         .51           2.42            .12           3.24           6.84            .03
Net assets at end of
  period (000)                        $18,973        $19,894        $25,496        $22,951        $21,029        $12,701
Ratios to average daily
  net assets:**
  Expenses (%)(f)                         .80(b)         .79(c)         .81(d)         .84(d)         .84(d),(e)     .79(d)
  Expenses, excluding
    reimbursements (%)(f)                 .85(b)         .81            .81(d)         .84(d)         .84(d)         .79(d)
  Net investment income (%)              2.83(b)        2.76           2.85           3.34           3.44           3.80
Portfolio turnover (%)                      3             11             13              3             12              7

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2018, average daily net assets were $19,699,000.
(a) Represents less than $0.01 per share.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective October 12, 2017, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.80% of the Adviser Shares' average daily net assets.
(d) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(e) Prior to August 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares' average daily net assets.
(f) Does not include acquired fund fees, if any.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  29

================================================================================

EXPENSE EXAMPLE

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2018, through September 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

30  | USAA VIRGINIA BOND FUND

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                   BEGINNING              ENDING               DURING PERIOD*
                                 ACCOUNT VALUE        ACCOUNT VALUE            APRIL 1, 2018 -
                                 APRIL 1, 2018      SEPTEMBER 30, 2018        SEPTEMBER 30, 2018
                                 ---------------------------------------------------------------
FUND SHARES
Actual                             $1,000.00             $1,006.20                 $2.97

Hypothetical
  (5% return before expenses)       1,000.00              1,022.11                  2.99

ADVISER SHARES
Actual                              1,000.00              1,005.10                  4.02

Hypothetical
  (5% return before expenses)       1,000.00              1,021.06                  4.05

*Expenses are equal to the annualized expense ratio of 0.59% for Fund Shares and 0.80% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.62% for Fund Shares and 0.51% for Adviser Shares for the six-month period of April 1, 2018, through September 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  31

================================================================================

ADVISORY AGREEMENT

September 30, 2018 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2018, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

32  | USAA VIRGINIA BOND FUND

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board also considered the significant risks assumed by the Manager in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

================================================================================

                                                        ADVISORY AGREEMENT |  33

================================================================================

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of experience of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe").

Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its

================================================================================

34  | USAA VIRGINIA BOND FUND

================================================================================

expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by the Manager. The Board took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five-, and ten- year periods ended December 31, 2017. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one-year period ended December 31, 2017, was in the top 20% of its performance universe for the three-year period ended December 31, 2017, was in the top 5% of its performance universe for the five-year period ended December 31, 2017, and was in the top 20% of its performance universe for the ten-year period ended December 31, 2017.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the

================================================================================

                                                        ADVISORY AGREEMENT |  35

================================================================================

overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

36  | USAA VIRGINIA BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
       USAA                                                          PRSRT STD
       9800 Fredericksburg Road                                    U.S. Postage
       San Antonio, TX 78288                                           PAID
                                                                       USAA
                                                                  --------------

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================================================================================
39604-1118                                   (C)2018, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item is only required in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item is only required annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item is only required in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the Report to Stockholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to open-end management investment companies.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to open-end management investment companies.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d)under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.



ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to open-end management investment companies.

ITEM 13. EXHIBITS.

(a)(1). NOT APPLICABLE.  This item is only required in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(a)(4). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2018

By:*     /S/ KRISTEN MILLAN
         -----------------------------------------------------------
         Signature and Title:  Kristen Millan, Assistant Secretary

Date:      11/26/2018
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/27/2018
         ------------------------------


By:*     /S/ JAMES K. DE VRIES
         -----------------------------------------------------
         Signature and Title:  James K. De Vries, Treasurer

Date:     11/26/2018
         ------------------------------

*Print the name and title of each signing officer under his or her signature.